UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Growth & Income Portfolio
VIP Growth Opportunities Portfolio
VIP Index 500 Portfolio
VIP Mid Cap Portfolio
VIP Overseas Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses
VIP Contrafund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Equity-Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Growth	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Growth & Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Growth Opportunities	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Index 500	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Mid Cap	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Overseas	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Contrafund
Initial Class
Actual	$ 1,000.00	$ 1,089.90	$ 3.37
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Service Class
Actual	$ 1,000.00	$ 1,089.50	$ 3.89
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2
Actual	$ 1,000.00	$ 1,088.60	$ 4.66
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2R
Actual	$ 1,000.00	$ 1,088.60	$ 4.66
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class
Actual	$ 1,000.00	$ 1,089.40	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86
VIP Equity-Income
Initial Class
Actual	$ 1,000.00	$ 1,086.80	$ 2.85
HypotheticalA	$ 1,000.00	$ 1,022.07	$ 2.76
Service Class
Actual	$ 1,000.00	$ 1,086.30	$ 3.36
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Equity-Income - continued
Service Class 2
Actual	$ 1,000.00	$ 1,085.20	$ 4.14
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R
Actual	$ 1,000.00	$ 1,085.60	$ 4.14
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class
Actual	$ 1,000.00	$ 1,086.20	$ 3.41
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
VIP Growth
Initial Class
Actual	$ 1,000.00	$ 1,125.50	$ 3.37
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.21
Service Class
Actual	$ 1,000.00	$ 1,125.00	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2
Actual	$ 1,000.00	$ 1,124.10	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Service Class 2R
Actual	$ 1,000.00	$ 1,124.20	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class
Actual	$ 1,000.00	$ 1,124.60	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
VIP Growth & Income
Initial Class
Actual	$ 1,000.00	$ 1,082.30	$ 3.05
HypotheticalA	$ 1,000.00	$ 1,021.87	$ 2.96
Service Class
Actual	$ 1,000.00	$ 1,081.90	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2
Actual	$ 1,000.00	$ 1,081.20	$ 4.33
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Investor Class
Actual	$ 1,000.00	$ 1,082.50	$ 3.67
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.56
VIP Growth Opportunities
Initial Class
Actual	$ 1,000.00	$ 1,126.70	$ 3.59
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,126.20	$ 4.11
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,125.30	$ 4.95
HypotheticalA	$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class
Actual	$ 1,000.00	$ 1,125.90	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
VIP Index 500
Initial Class
Actual	$ 1,000.00	$ 1,069.10	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Index 500 - continued
Service Class
Actual	$ 1,000.00	$ 1,068.50	$ 1.03
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2
Actual	$ 1,000.00	$ 1,067.80	$ 1.79
HypotheticalA	$ 1,000.00	$ 1,023.06	$ 1.76
VIP Mid Cap
Initial Class
Actual	$ 1,000.00	$ 1,123.90	$ 3.58
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,123.20	$ 4.11
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,122.40	$ 4.84
HypotheticalA	$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class
Actual	$ 1,000.00	$ 1,123.20	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
VIP Overseas
Initial Class
Actual	$ 1,000.00	$ 1,130.60	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class
Actual	$ 1,000.00	$ 1,129.60	$ 5.02
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2
Actual	$ 1,000.00	$ 1,129.00	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Initial Class R
Actual	$ 1,000.00	$ 1,130.40	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class R
Actual	$ 1,000.00	$ 1,129.80	$ 5.02
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2R
Actual	$ 1,000.00	$ 1,128.90	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class R
Actual	$ 1,000.00	$ 1,129.80	$ 5.12
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
VIP Contrafund
Initial Class	.65%
Service Class	.75%
Service Class 2.90%
Service Class 2R	.90%
Investor Class	.77%
VIP Equity-Income
Initial Class	.55%
Service Class	.65%
Service Class 2.80%
Service Class 2R	.80%
Investor Class	.66%
VIP Growth
Initial Class	.64%
Service Class	.74%
Service Class 2.89%
Service Class 2R	.89%
Investor Class	.76%
VIP Growth & Income
Initial Class	.59%
Service Class	.69%
Service Class 2.84%
Investor Class	.71%
VIP Growth Opportunities
Initial Class	.68%
Service Class	.78%
Service Class 2.94%
Investor Class	.80%
VIP Index 500
Initial Class	.10%
Service Class	.20%
Service Class 2.35%
VIP Mid Cap
Initial Class	.68%
Service Class	.78%
Service Class 2.92%
Investor Class	.79%
VIP Overseas
Initial Class	.85%
Service Class	.95%
Service Class 2	1.10%
Initial Class R	.85%
Service Class R	.95%
Service Class 2R	1.10%
Investor Class R	.97%

Semiannual Report

VIP Contrafund Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	4.3
Hewlett-Packard Co.	2.7	2.6
Apple, Inc.	2.6	1.9
America Movil SAB de CV Series L sponsored ADR	2.6	2.2
Exxon Mobil Corp.	2.5	1.5
Berkshire Hathaway, Inc. Class A	2.5	2.7
AT&T, Inc.	2.0	1.2
Procter & Gamble Co.	1.9	2.2
Genentech, Inc.	1.9	2.4
The Walt Disney Co.	1.7	1.7
	24.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	17.8
Financials	14.4	21.2
Health Care	10.5	10.6
Energy	10.0	6.6
Industrials	7.8	7.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 88.7%		Stocks 91.3%
	Short-Term Investments and Net Other Assets 11.3%		Short-Term Investments and Net Other Assets 8.7%
* Foreign investments	23.1%	** Foreign investments	23.6%

Semiannual Report

VIP Contrafund Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.1%
Gentex Corp.	254,100	$ 5,003,229
Johnson Controls, Inc.	118,500	13,718,745
The Goodyear Tire & Rubber Co. (a)	207,300	7,205,748
		25,927,722
Automobiles - 0.5%
DaimlerChrysler AG	106,500	9,792,675
Toyota Motor Corp.	1,703,200	107,199,404
		116,992,079
Distributors - 0.1%
Li & Fung Ltd.	3,118,000	11,225,151
Hotels, Restaurants & Leisure - 1.2%
Ambassadors Group, Inc.	233,499	8,296,219
California Pizza Kitchen, Inc. (a)	680,599	14,619,267
Chipotle Mexican Grill, Inc.:
Class A (a)	534,750	45,603,480
Class B (a)	18,972	1,491,768
Marriott International, Inc. Class A	665,010	28,755,032
McDonald's Corp.	1,835,984	93,194,548
Tim Hortons, Inc.	2,990,005	91,942,654
		283,902,968
Household Durables - 0.9%
Desarrolladora Homex Sab de CV sponsored ADR (a)	38,300	2,320,597
Gafisa SA ADR (a)(d)	474,700	14,810,640
Garmin Ltd.	1,626,587	120,318,640
Koninklijke Philips Electronics NV (NY Shares)	640,400	27,101,728
Mohawk Industries, Inc. (a)	51,500	5,190,685
Snap-On, Inc.	457,800	23,123,478
Sony Corp.	233,800	12,010,306
TomTom Group BV (a)(d)	206,100	10,580,033
		215,456,107
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	220,292	15,070,176
Liberty Media Corp. New - Interactive Series A (a)	1,088,661	24,309,800
Priceline.com, Inc. (a)	295,840	20,336,042
		59,716,018
Media - 2.6%
Central European Media Enterprises Ltd. Class A (a)	24,600	2,400,468
Comcast Corp. Class A (special) (non-vtg.)	1,279,550	35,776,218
EchoStar Communications Corp. Class A (a)	1,071,706	46,479,889
Focus Media Holding Ltd. ADR (a)(d)	526,862	26,606,531
Grupo Televisa SA de CV (CPO) sponsored ADR	360,200	9,945,122
McGraw-Hill Companies, Inc.	59,634	4,059,883

	Shares	Value
National CineMedia, Inc.	117,500	$ 3,291,175
News Corp. Class B (d)	2,340,610	53,693,593
The Walt Disney Co.	11,329,243	386,780,356
The Weinstein Co. II Holdings, LLC Class A-1 (a)(f)	11,499	11,499,000
Time Warner, Inc.	1,117,500	23,512,200
		604,044,435
Multiline Retail - 0.6%
Kohl's Corp. (a)	132,223	9,391,800
Marks & Spencer Group PLC	7,618,153	96,071,522
Saks, Inc.	179,800	3,838,730
Target Corp.	367,300	23,360,280
		132,662,332
Specialty Retail - 1.1%
American Eagle Outfitters, Inc.	992,722	25,473,247
Gamestop Corp. Class A (a)	1,332,300	52,092,930
Hennes & Mauritz AB (H&M) (B Shares)	115,072	6,839,309
Inditex SA	273,000	16,172,061
J. Crew Group, Inc.	1,448,264	78,336,600
Payless ShoeSource, Inc. (a)	74,400	2,347,320
Sports Direct International PLC	663,225	2,417,257
TJX Companies, Inc.	1,514,952	41,661,180
Tween Brands, Inc. (a)	55,900	2,493,140
Zumiez, Inc. (a)(d)	350,379	13,237,319
		241,070,363
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	181,500	2,503,910
Coach, Inc. (a)	746,700	35,386,113
Delta Woodside Industries, Inc. (a)	22,175	89
NIKE, Inc. Class B	963,800	56,179,902
Polo Ralph Lauren Corp. Class A	73,400	7,201,274
		101,271,288
TOTAL CONSUMER DISCRETIONARY		1,792,268,463
CONSUMER STAPLES - 6.2%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	48,600	1,912,410
C&C Group PLC	142,400	1,923,387
Diageo PLC sponsored ADR	764,000	63,648,840
InBev SA	65,817	5,240,384
PepsiCo, Inc.	3,503,762	227,218,966
The Coca-Cola Co.	4,327,809	226,387,689
		526,331,676
Food & Staples Retailing - 0.4%
Kroger Co.	222,310	6,253,580
SUPERVALU, Inc.	51,700	2,394,744
Susser Holdings Corp.	342,881	5,558,101
Tesco PLC	8,321,361	70,731,568
Walgreen Co.	246,600	10,736,964
		95,674,957
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.9%
Groupe Danone	1,064,306	$ 86,454,713
Kellogg Co.	400,466	20,740,134
Marine Harvest ASA (a)	12,541,000	13,652,788
Nestle SA (Reg.)	119,063	45,553,504
TreeHouse Foods, Inc. (a)	1,123,471	29,895,563
		196,296,702
Household Products - 2.4%
Colgate-Palmolive Co.	1,918,923	124,442,157
Procter & Gamble Co.	7,149,211	437,460,221
		561,902,378
Personal Products - 0.2%
Avon Products, Inc.	93,481	3,435,427
Bare Escentuals, Inc.	762,796	26,049,483
Estee Lauder Companies, Inc. Class A	350,700	15,960,357
		45,445,267
TOTAL CONSUMER STAPLES		1,425,650,980
ENERGY - 10.0%
Energy Equipment & Services - 2.1%
FMC Technologies, Inc. (a)	192,881	15,280,033
National Oilwell Varco, Inc. (a)	282,400	29,437,376
Schlumberger Ltd. (NY Shares)	4,043,438	343,449,624
Smith International, Inc.	1,642,950	96,342,588
		484,509,621
Oil, Gas & Consumable Fuels - 7.9%
Addax Petroleum, Inc.	172,100	6,436,483
Apache Corp.	258,800	21,115,492
BG Group PLC sponsored ADR	241,900	19,785,001
Cameco Corp.	427,778	21,685,062
Canadian Natural Resources Ltd.	533,600	35,454,783
Canadian Oil Sands Trust	1,070,600	33,105,434
Chesapeake Energy Corp.	1,017,705	35,212,593
China Shenhua Energy Co. Ltd. (H Shares)	3,729,500	13,021,198
EnCana Corp.	4,253,284	261,605,414
EOG Resources, Inc.	1,100,800	80,424,448
Exxon Mobil Corp.	6,860,019	575,418,394
Murphy Oil Corp.	706,100	41,970,584
Newfield Exploration Co. (a)	50,100	2,282,055
Noble Energy, Inc.	1,901,092	118,609,130
Petroleo Brasileiro SA Petrobras sponsored ADR	721,700	87,520,559
Petroplus Holdings AG	1,140,400	117,438,048
Plains Exploration & Production Co. (a)	87,000	4,159,470
Range Resources Corp.	145,883	5,457,483
Suncor Energy, Inc.	379,800	34,213,197
Talisman Energy, Inc.	320,800	6,203,689
Tesoro Corp.	380,400	21,739,860

	Shares	Value
Valero Energy Corp.	2,615,379	$ 193,171,893
W&T Offshore, Inc.	348,800	9,762,912
Williams Companies, Inc.	72,100	2,279,802
XTO Energy, Inc.	1,122,100	67,438,210
		1,815,511,194
TOTAL ENERGY		2,300,020,815
FINANCIALS - 14.4%
Capital Markets - 1.2%
Charles Schwab Corp.	3,163,722	64,919,575
Franklin Resources, Inc.	303,505	40,205,307
Goldman Sachs Group, Inc.	509,800	110,499,150
Mellon Financial Corp.	738,482	32,493,208
SEI Investments Co.	777,974	22,592,365
State Street Corp.	113,400	7,756,560
		278,466,165
Commercial Banks - 1.8%
Allied Irish Banks PLC	463,300	12,731,484
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	224,700	9,985,668
Bank of Ireland	929,672	18,860,721
Compass Bancshares, Inc.	193,600	13,354,528
HDFC Bank Ltd. sponsored ADR (d)	64,900	5,468,474
M&T Bank Corp.	435,729	46,579,430
National Australia Bank Ltd.	666,600	23,186,287
Standard Chartered PLC (United Kingdom)	496,400	16,248,180
Toronto-Dominion Bank	255,200	17,454,937
Uniao de Bancos Brasileiros SA (Unibanco) GDR	69,800	7,878,326
Wells Fargo & Co.	6,800,811	239,184,523
		410,932,558
Consumer Finance - 0.8%
American Express Co.	2,954,250	180,741,015
Diversified Financial Services - 2.0%
Bank of America Corp.	1,378,775	67,408,310
CBOT Holdings, Inc. Class A (a)	145,967	30,156,782
Chicago Mercantile Exchange Holdings, Inc. Class A	15,027	8,029,828
Citigroup, Inc.	4,374,270	224,356,308
JPMorgan Chase & Co.	2,446,900	118,552,305
Moody's Corp.	19,800	1,231,560
Symmetry Holdings, Inc. unit	330,800	2,894,500
		452,629,593
Insurance - 8.6%
Admiral Group PLC	2,487,500	44,406,872
Allstate Corp.	2,339,836	143,923,312
American International Group, Inc.	3,026,114	211,918,763
Assurant, Inc.	959,380	56,526,670
Axis Capital Holdings Ltd.	823,100	33,459,015
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	5,191	$ 568,284,725
Everest Re Group Ltd.	439,580	47,755,971
Lincoln National Corp.	1,196,104	84,863,579
Loews Corp.	1,835,116	93,554,214
Markel Corp. (a)	23,350	11,314,476
MetLife, Inc.	3,145,050	202,792,824
MetLife, Inc. unit	1,019,484	32,990,502
Prudential Financial, Inc.	1,958,125	190,388,494
The Chubb Corp.	2,813,800	152,339,132
The Travelers Companies, Inc.	439,500	23,513,250
Torchmark Corp.	33,123	2,219,241
W.R. Berkley Corp.	1,217,262	39,609,705
White Mountains Insurance Group Ltd.	41,726	25,286,791
Willis Group Holdings Ltd.	268,000	11,808,080
Zenith National Insurance Corp.	252,600	11,894,934
		1,988,850,550
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	346,092	12,632,358
TOTAL FINANCIALS		3,324,252,239
HEALTH CARE - 10.5%
Biotechnology - 3.6%
Actelion Ltd. (Reg.) (a)	330,645	14,791,871
Arena Pharmaceuticals, Inc. (a)(d)	960,220	10,552,818
Celgene Corp. (a)	1,329,746	76,234,338
Cephalon, Inc. (a)	61,700	4,960,063
Genentech, Inc. (a)	5,736,870	434,051,584
Genmab AS (a)	277,000	17,808,078
Gilead Sciences, Inc. (a)	5,598,206	217,042,447
GTx, Inc. (a)	284,390	4,604,274
MannKind Corp. (a)(d)	1,377,436	16,983,785
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	399,888
Medarex, Inc. (a)	2,261,179	32,312,248
Omrix Biopharmaceuticals, Inc.	112,547	3,540,729
OREXIGEN Therapeutics, Inc.	42,000	630,840
Seattle Genetics, Inc. (a)	260,903	2,559,458
Tanox, Inc. (a)	296,123	5,747,747
		842,220,168
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	241,889	32,633,245
Align Technology, Inc. (a)	20,090	485,374
Becton, Dickinson & Co.	506,004	37,697,298
C.R. Bard, Inc.	566,360	46,798,327
DENTSPLY International, Inc.	1,406,824	53,825,086
Gen-Probe, Inc. (a)	415,800	25,122,636

	Shares	Value
Hillenbrand Industries, Inc.	35,600	$ 2,314,000
Hologic, Inc. (a)	96,275	5,324,970
Intuitive Surgical, Inc. (a)(d)	163,547	22,695,417
Inverness Medical Innovations, Inc. (a)	51,400	2,622,428
IRIS International, Inc. (a)	71,500	1,204,060
Kyphon, Inc. (a)	738,356	35,551,841
Mindray Medical International Ltd. sponsored ADR	178,000	5,434,340
Nobel Biocare Holding AG (Switzerland)	43,644	14,308,630
Northstar Neuroscience, Inc.	307,824	3,579,993
NuVasive, Inc. (a)	330,637	8,930,505
Sirona Dental Systems, Inc.	141,850	5,366,186
Smith & Nephew PLC	379,100	4,703,115
St. Jude Medical, Inc. (a)	205,452	8,524,203
Stryker Corp.	504,100	31,803,669
TomoTherapy, Inc.	224,656	4,924,460
Zimmer Holdings, Inc. (a)	60,100	5,101,889
		358,951,672
Health Care Providers & Services - 0.3%
Emeritus Corp. (a)	290,700	9,005,886
Henry Schein, Inc. (a)	89,549	4,784,603
Humana, Inc. (a)	58,694	3,575,052
Medco Health Solutions, Inc. (a)	71,900	5,607,481
Nighthawk Radiology Holdings, Inc. (a)	632,161	11,410,506
Patterson Companies, Inc. (a)	418,809	15,609,011
UnitedHealth Group, Inc.	164,211	8,397,751
VCA Antech, Inc. (a)	211,125	7,957,301
		66,347,591
Health Care Technology - 0.1%
Cerner Corp. (a)	48,200	2,673,654
Health Corp. (a)	1,427,421	19,998,168
IMS Health, Inc.	217,700	6,994,701
Vital Images, Inc. (a)	80,800	2,194,528
		31,861,051
Life Sciences Tools & Services - 0.3%
Dionex Corp. (a)	46,845	3,325,527
Medivation, Inc. (a)	120,187	2,455,420
Millipore Corp. (a)	136,888	10,278,920
QIAGEN NV (a)	281,000	4,998,990
Techne Corp. (a)	199,751	11,427,755
Thermo Fisher Scientific, Inc. (a)	95,400	4,934,088
Waters Corp. (a)	583,797	34,654,190
		72,074,890
Pharmaceuticals - 4.6%
Abbott Laboratories	1,820,717	97,499,395
Allergan, Inc.	41,400	2,386,296
BioMimetic Therapeutics, Inc.	190,483	2,977,249
Bristol-Myers Squibb Co.	1,596,900	50,398,164
Johnson & Johnson	1,252,500	77,179,050
Merck & Co., Inc.	5,134,650	255,705,570
Novo Nordisk AS Series B	157,600	17,197,105
Pfizer, Inc.	4,604,000	117,724,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	1,649,107	$ 293,376,135
Schering-Plough Corp.	3,866,138	117,685,241
Shire PLC	528,400	13,056,764
Sirtris Pharmaceuticals, Inc.	240,114	2,369,925
Xenoport, Inc. (a)	136,202	6,050,093
		1,053,605,267
TOTAL HEALTH CARE		2,425,060,639
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.1%
General Dynamics Corp.	179,346	14,028,444
Lockheed Martin Corp.	1,142,705	107,562,822
Precision Castparts Corp.	122,900	14,915,144
Spirit AeroSystems Holdings, Inc. Class A	584,300	21,064,015
The Boeing Co.	861,726	82,863,572
United Technologies Corp.	264,000	18,725,520
		259,159,517
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,467,401	129,587,901
Airlines - 0.3%
Republic Airways Holdings, Inc. (a)	349,273	7,107,706
Ryanair Holdings PLC sponsored ADR (a)(d)	1,894,877	71,531,607
		78,639,313
Building Products - 0.1%
American Standard Companies, Inc.	282,800	16,679,544
Commercial Services & Supplies - 0.2%
Advisory Board Co. (a)	48,681	2,704,716
Covanta Holding Corp. (a)	144,800	3,569,320
Equifax, Inc.	290,005	12,882,022
Fuel Tech, Inc. (a)	128,104	4,387,562
IHS, Inc. Class A (a)	54,100	2,488,600
Interface, Inc. Class A	273,497	5,158,153
Kenexa Corp. (a)	264,827	9,986,626
Stericycle, Inc. (a)	174,600	7,762,716
Taleo Corp. Class A (a)	346,909	7,815,860
		56,755,575
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	1,993,438	114,642,619
Electrical Equipment - 2.0%
ABB Ltd. sponsored ADR	1,268,000	28,656,800
Cooper Industries Ltd. Class A	3,592,255	205,081,838
First Solar, Inc.	61,200	5,464,548
JA Solar Holdings Co. Ltd. ADR (d)	80,400	2,711,892
Prysmian SpA	331,000	8,045,638
Q-Cells AG	959,042	83,316,530

	Shares	Value
Renewable Energy Corp. AS	2,397,900	$ 93,521,841
SolarWorld AG (d)	787,816	36,465,072
		463,264,159
Industrial Conglomerates - 0.2%
3M Co.	59,600	5,172,684
General Electric Co.	617,067	23,621,325
Hutchison Whampoa Ltd.	1,843,000	18,302,250
		47,096,259
Machinery - 2.2%
Bucyrus International, Inc. Class A	178,600	12,641,308
Cummins, Inc.	344,100	34,826,361
Danaher Corp.	2,386,750	180,199,625
Deere & Co.	96,000	11,591,040
Dover Corp.	96,100	4,915,515
IDEX Corp.	839,770	32,364,736
ITT Corp.	147,200	10,050,816
Kennametal, Inc.	30,000	2,460,900
PACCAR, Inc.	1,901,597	165,515,003
Pall Corp.	862,800	39,680,172
Valmont Industries, Inc.	52,195	3,797,708
		498,043,184
Marine - 0.0%
American Commercial Lines, Inc. (a)	159,702	4,160,237
Kuehne & Nagel International AG	30,951	2,857,951
		7,018,188
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	398,700	33,945,318
Canadian National Railway Co.	1,419,800	72,239,531
Hertz Global Holdings, Inc.	258,900	6,878,973
Knight Transportation, Inc. (d)	194,110	3,761,852
Landstar System, Inc.	62,676	3,024,117
Union Pacific Corp.	111,000	12,781,650
		132,631,441
TOTAL INDUSTRIALS		1,803,517,700
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	5,701,100	158,775,635
Corning, Inc. (a)	97,800	2,498,790
F5 Networks, Inc. (a)	226,838	18,283,143
Juniper Networks, Inc. (a)	141,153	3,552,821
Nice Systems Ltd. sponsored ADR	219,900	7,639,326
Nokia Corp. sponsored ADR	3,792,914	106,618,813
Polycom, Inc. (a)	424,404	14,259,974
QUALCOMM, Inc.	993,797	43,120,852
Research In Motion Ltd. (a)	926,697	185,330,135
Riverbed Technology, Inc.	359,000	15,731,380
		555,810,869
Computers & Peripherals - 6.4%
Apple, Inc. (a)	4,904,664	598,565,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	4,043,208	$ 115,433,588
Diebold, Inc.	129,000	6,733,800
EMC Corp. (a)	1,857,100	33,613,510
Hewlett-Packard Co.	13,985,800	624,046,396
NCR Corp. (a)	698,100	36,678,174
Network Appliance, Inc. (a)	1,207,870	35,269,804
Sun Microsystems, Inc. (a)	2,940,876	15,469,008
		1,465,809,475
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	324,200	12,462,248
Amphenol Corp. Class A	1,741,752	62,093,459
FLIR Systems, Inc. (a)	946,666	43,783,303
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,075,335	44,025,508
Mettler-Toledo International, Inc. (a)	321,000	30,658,710
Sunpower Corp. Class A (a)(d)	84,000	5,296,200
Trimble Navigation Ltd. (a)	523,725	16,863,945
		215,183,373
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	2,040,717	99,260,475
Baidu.com, Inc. sponsored ADR (a)(d)	142,282	23,900,530
Blinkx PLC	746,262	651,877
Google, Inc. Class A (sub. vtg.) (a)	1,892,850	990,679,824
NHN Corp.	49,249	8,982,473
Perficient, Inc. (a)	7,731	160,032
ValueClick, Inc. (a)	107,300	3,161,058
VistaPrint Ltd. (a)	724,413	27,708,797
		1,154,505,066
IT Services - 1.7%
Accenture Ltd. Class A	1,998,300	85,707,087
Alliance Data Systems Corp. (a)	372,100	28,755,888
Cognizant Technology Solutions Corp. Class A (a)	287,252	21,569,753
ExlService Holdings, Inc.	125,806	2,357,604
Fidelity National Information Services, Inc.	193,700	10,514,036
Fiserv, Inc. (a)	42,700	2,425,360
Infosys Technologies Ltd. sponsored ADR	152,291	7,672,421
Mastercard, Inc. Class A	598,369	99,251,466
Paychex, Inc.	846,665	33,121,535
SRA International, Inc. Class A (a)	1,209,800	30,559,548
The Western Union Co.	2,073,199	43,184,735
VeriFone Holdings, Inc. (a)	949,800	33,480,450
		398,599,883
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	44,600	1,727,804

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	417,100	$ 9,230,423
Analog Devices, Inc.	330,400	12,436,256
Applied Materials, Inc.	1,484,200	29,491,054
ASML Holding NV (NY Shares) (a)	510,900	14,024,205
Cavium Networks, Inc.	156,890	3,548,852
Cypress Semiconductor Corp. (a)	105,400	2,454,766
FEI Co. (a)	224,928	7,301,163
Lam Research Corp. (a)	603,611	31,025,605
Linear Technology Corp. (d)	814,919	29,483,769
Marvell Technology Group Ltd. (a)	4,368,361	79,547,854
MediaTek, Inc.	181,000	2,830,544
Microchip Technology, Inc.	134,600	4,985,584
NVIDIA Corp. (a)	202,800	8,377,668
Richtek Technology Corp.	241,000	3,827,734
Samsung Electronics Co. Ltd.	87,146	53,390,318
Tessera Technologies, Inc. (a)	173,556	7,037,696
Texas Instruments, Inc.	142,100	5,347,223
Xilinx, Inc.	166,100	4,446,497
		308,787,211
Software - 2.2%
Activision, Inc. (a)	583,449	10,892,993
Adobe Systems, Inc. (a)	2,124,488	85,298,193
Autonomy Corp. PLC (a)	746,262	10,789,695
BMC Software, Inc. (a)	716,450	21,708,435
Cadence Design Systems, Inc. (a)	433,635	9,522,625
CommVault Systems, Inc.	1,338,944	23,123,563
Electronic Arts, Inc. (a)	181,700	8,598,044
McAfee, Inc. (a)	1,066,100	37,526,720
Nintendo Co. Ltd.	149,900	54,983,318
Nuance Communications, Inc. (a)(d)	2,337,864	39,112,465
Opsware, Inc. (a)	1,848,158	17,575,983
Oracle Corp. (a)	4,517,800	89,045,838
Salesforce.com, Inc. (a)	797,194	34,167,735
The9 Ltd. sponsored ADR (a)(d)	369,729	17,103,664
THQ, Inc. (a)	604,400	18,446,288
Ubisoft Entertainment SA (a)	444,756	23,565,668
Ultimate Software Group, Inc. (a)	150,919	4,366,087
		505,827,314
TOTAL INFORMATION TECHNOLOGY		4,606,250,995
MATERIALS - 5.1%
Chemicals - 1.8%
Airgas, Inc.	54,000	2,586,600
Bayer AG	1,376,468	103,648,040
Celanese Corp. Class A	68,648	2,662,169
Ecolab, Inc.	1,595,361	68,121,915
Monsanto Co.	1,292,996	87,328,950
Nalco Holding Co.	995,602	27,329,275
Potash Corp. of Saskatchewan, Inc.	162,900	12,701,314
Praxair, Inc.	1,395,128	100,435,265
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rohm & Haas Co.	130,900	$ 7,157,612
The Mosaic Co. (a)	409,900	15,994,298
		427,965,438
Metals & Mining - 3.2%
Aber Diamond Corp.	50	1,922
Agnico-Eagle Mines Ltd.	64,800	2,355,368
Allegheny Technologies, Inc.	117,681	12,342,383
Anglo American PLC ADR	3,866,744	113,450,269
Anglo Platinum Ltd.	27,969	4,606,400
Arcelor Mittal	561,571	35,042,030
BHP Billiton Ltd. sponsored ADR (d)	1,710,950	102,229,263
Companhia Vale do Rio Doce sponsored ADR	275,700	12,282,435
Compania de Minas Buenaventura SA sponsored ADR	386,500	14,478,290
Eldorado Gold Corp. (a)	2,600,600	15,233,742
First Quantum Minerals Ltd.	85,400	7,287,360
Freeport-McMoRan Copper & Gold, Inc. Class B	1,008,613	83,533,329
Goldcorp, Inc. (d)	3,430,460	81,442,228
Impala Platinum Holdings Ltd.	94,400	2,885,053
Ivanhoe Mines Ltd. (a)	3,538,500	50,158,507
Kinross Gold Corp. (a)	1,349,415	15,695,144
Lihir Gold Ltd. (a)	13,265,494	33,745,427
Newmont Mining Corp.	252,812	9,874,837
Nucor Corp.	478,649	28,072,764
POSCO sponsored ADR	337,800	40,536,000
Rio Tinto PLC (Reg.)	547,086	41,868,492
Steel Dynamics, Inc.	222,754	9,335,620
United States Steel Corp.	172,700	18,781,125
		735,237,988
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	9,310,000	21,693,805
TOTAL MATERIALS		1,184,897,231
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	11,228,616	465,987,564
Cbeyond, Inc. (a)	240,659	9,267,778
Hellenic Telecommunication Organization SA (OTE)	81,800	2,535,216
Iliad Group SA	91,140	9,251,166
Qwest Communications International, Inc. (a)	3,724,306	36,125,768
Telenor ASA sponsored ADR	382,704	22,579,536
		545,747,028

	Shares	Value
Wireless Telecommunication Services - 3.9%
America Movil SAB de CV Series L sponsored ADR	9,590,100	$ 593,914,893
American Tower Corp. Class A (a)	240,375	10,095,750
Bharti Airtel Ltd. (a)	1,193,272	24,762,513
Cellcom Israel Ltd.	101,900	2,697,293
China Mobile (Hong Kong) Ltd. sponsored ADR	279,300	15,054,270
Clearwire Corp. (d)	413,365	10,098,507
Leap Wireless International, Inc. (a)	146,925	12,415,163
MetroPCS Communications, Inc.	403,300	13,325,032
NII Holdings, Inc. (a)	2,455,254	198,237,208
Rogers Communications, Inc. Class B (non-vtg.)	417,600	17,805,578
		898,406,207
TOTAL TELECOMMUNICATION SERVICES		1,444,153,235
UTILITIES - 0.8%
Electric Utilities - 0.4%
E.ON AG sponsored ADR	537,800	29,923,192
Entergy Corp.	119,400	12,817,590
Exelon Corp.	278,000	20,182,800
FirstEnergy Corp.	230,000	14,887,900
		77,811,482
Gas Utilities - 0.1%
Energen Corp.	119,200	6,548,848
Questar Corp.	44,700	2,362,395
Southern Union Co.	680,877	22,189,781
		31,101,024
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	749,500	16,399,060
Constellation Energy Group, Inc.	61,915	5,397,131
International Power PLC	1,738,300	14,992,472
NRG Energy, Inc. (a)	107,400	4,464,618
		41,253,281
Multi-Utilities - 0.1%
Sempra Energy	185,680	10,997,826
Veolia Environnement	91,914	7,218,724
YTL Corp. BHD	5,136,700	12,274,519
		30,491,069
TOTAL UTILITIES		180,656,856
TOTAL COMMON STOCKS (Cost $14,289,846,193)		20,486,729,153
Convertible Bonds - 0.0%
	Principal Amount	Value
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (e)	$ 1,300,000	$ 1,303,120
1.25% 2/1/14 (e)	1,080,000	1,078,488
		2,381,608
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. 1.25% 2/15/27	2,380,000	2,995,825
TOTAL CONVERTIBLE BONDS (Cost $4,760,000)		5,377,433
Money Market Funds - 11.8%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	2,445,777,049	2,445,777,049
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	264,673,127	264,673,127
TOTAL MONEY MARKET FUNDS (Cost $2,710,450,176)		2,710,450,176
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $17,005,056,369)		23,202,556,762
NET OTHER ASSETS - (0.5)%		(105,125,024)
NET ASSETS - 100%		$ 23,097,431,738
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,381,608 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,898,888 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,689,563
Fidelity Securities Lending Cash Central Fund	2,282,998
Total	$ 55,972,561
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.9%
Canada	3.9%
Mexico	2.6%
Switzerland	2.5%
Bermuda	2.3%
United Kingdom	2.3%
Netherlands Antilles	1.5%
Germany	1.1%
Others (individually less than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $258,079,005) - See accompanying schedule: Unaffiliated issuers (cost $14,294,606,193)	$ 20,492,106,586
Fidelity Central Funds (cost $2,710,450,176)	2,710,450,176
Total Investments (cost $17,005,056,369)		$ 23,202,556,762
Cash		1,366,259
Foreign currency held at value (cost $85,262)		84,845
Receivable for investments sold		180,423,504
Receivable for fund shares sold		14,269,411
Dividends receivable		17,363,086
Interest receivable		22,417
Distributions receivable from Fidelity Central Funds		10,340,822
Prepaid expenses		42,557
Other receivables		394,066
Total assets		23,426,863,729

Liabilities
Payable for investments purchased	$ 38,574,933
Payable for fund shares redeemed	10,460,807
Accrued management fee	10,729,206
Distribution fees payable	1,864,367
Other affiliated payables	1,460,640
Other payables and accrued expenses	1,668,911
Collateral on securities loaned, at value	264,673,127
Total liabilities		329,431,991

Net Assets		$ 23,097,431,738
Net Assets consist of:
Paid in capital		$ 15,910,339,994
Undistributed net investment income		81,305,644
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		908,876,880
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,196,909,220
Net Assets		$ 23,097,431,738

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($11,902,101,320 ÷ 351,479,918 shares)	$ 33.86

Service Class: Net Asset Value, offering price and redemption price per share ($2,878,413,984 ÷ 85,290,877 shares)	$ 33.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,869,272,828 ÷ 235,408,568 shares)	$ 33.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($29,041,414 ÷ 871,330 shares)	$ 33.33

Investor Class: Net Asset Value, offering price and redemption price per share ($418,602,192 ÷ 12,393,327 shares)	$ 33.78

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 112,537,626
Interest		69,251
Income from Fidelity Central Funds (including $2,282,998 from security lending)		55,972,561
Total income		168,579,438

Expenses
Management fee	$ 61,368,132
Transfer agent fees	7,448,028
Distribution fees	10,181,888
Accounting and security lending fees	916,101
Custodian fees and expenses	497,349
Independent trustees' compensation	33,464
Appreciation in deferred trustee compensation account	50
Registration fees	18,981
Audit	86,898
Legal	68,545
Miscellaneous	1,228,256
Total expenses before reductions	81,847,692
Expense reductions	(446,206)	81,401,486
Net investment income (loss)		87,177,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	931,603,197
Foreign currency transactions	(244,500)
Total net realized gain (loss)		931,358,697
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $539,555)	864,856,791
Assets and liabilities in foreign currencies	(7,157)
Total change in net unrealized appreciation (depreciation)		864,849,634
Net gain (loss)		1,796,208,331
Net increase (decrease) in net assets resulting from operations		$ 1,883,386,283

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,177,952	$ 146,490,296
Net realized gain (loss)	931,358,697	1,751,707,257
Change in net unrealized appreciation (depreciation)	864,849,634	204,105,274
Net increase (decrease) in net assets resulting from operations	1,883,386,283	2,102,302,827
Distributions to shareholders from net investment income	(6,691,601)	(229,158,054)
Distributions to shareholders from net realized gain	(267,664,022)	(1,647,656,034)
Total distributions	(274,355,623)	(1,876,814,088)
Share transactions - net increase (decrease)	598,165,616	3,705,781,627
Redemption fees	6,724	9,940
Total increase (decrease) in net assets	2,207,203,000	3,931,280,306

Net Assets
Beginning of period	20,890,228,738	16,958,948,432
End of period (including undistributed net investment income of $81,305,644 and undistributed net investment income of $567,221, respectively)	$ 23,097,431,738	$ 20,890,228,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Income from Investment Operations
Net investment income (loss) E	.14	.27	.18	.08	.07	.10
Net realized and unrealized gain (loss)	2.66	3.30	4.32	3.49	5.05	(1.97)
Total from investment operations	2.80	3.57	4.50	3.57	5.12	(1.87)
Distributions from net investment income	(.01)	(.42)	(.08)	(.08)	(.09)	(.16)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.13)	(.09) J	(.08)	(.09)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.86	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10
Total Return B, C, D	8.99%	11.72%	16.94%	15.48%	28.46%	(9.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.66%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.65% A	.66%	.66%	.68%	.67%	.68%
Expenses net of all reductions	.65% A	.65%	.64%	.66%	.65%	.64%
Net investment income (loss)	.89% A	.85%	.66%	.35%	.34%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,902,101	$ 11,595,588	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Income from Investment Operations
Net investment income (loss) E	.13	.24	.16	.06	.05	.08
Net realized and unrealized gain (loss)	2.65	3.28	4.30	3.47	5.04	(1.96)
Total from investment operations	2.78	3.52	4.46	3.53	5.09	(1.88)
Distributions from net investment income	(.01)	(.36)	(.06)	(.06)	(.07)	(.14)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.07)	(.06) J	(.06)	(.07)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.75	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04
Total Return B, C, D	8.95%	11.59%	16.85%	15.34%	28.35%	(9.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.76%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.78%	.77%	.78%
Expenses net of all reductions	.75% A	.75%	.74%	.76%	.75%	.74%
Net investment income (loss)	.79% A	.75%	.56%	.25%	.24%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,878,414	$ 2,766,343	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Income from Investment Operations
Net investment income (loss) E	.10	.19	.11	.02	.02	.05
Net realized and unrealized gain (loss)	2.63	3.26	4.27	3.45	5.02	(1.96)
Total from investment operations	2.73	3.45	4.38	3.47	5.04	(1.91)
Distributions from net investment income	(.01)	(.32)	(.04)	(.05)	(.06)	(.14)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.03)	(.04) J	(.05)	(.06)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.43	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95
Total Return B, C, D	8.86%	11.43%	16.65%	15.16%	28.20%	(9.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.91%	.91%	.93%	.93%	.93%
Expenses net of fee waivers, if any	.90% A	.91%	.91%	.93%	.93%	.93%
Expenses net of all reductions	.90% A	.90%	.89%	.91%	.90%	.90%
Net investment income (loss)	.64% A	.60%	.40%	.10%	.09%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,869,273	$ 6,185,595	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.02	$ 30.61	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.10	.19	.11	.02	.02	.03
Net realized and unrealized gain (loss)	2.62	3.25	4.27	3.44	5.01	(2.57)
Total from investment operations	2.72	3.44	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.01)	(.32)	(.05)	(.07)	(.08)	-
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.03)	(.06) J	(.07)	(.08)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.33	$ 31.02	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	8.86%	11.43%	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.91%	.91%	.93%	.93%	.96%
Expenses net of fee waivers, if any	.90% A	.91%	.91%	.93%	.93%	.96%
Expenses net of all reductions	.90% A	.90%	.89%	.91%	.90%	.92%
Net investment income (loss)	.64% A	.60%	.39%	.10%	.08%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,041	$ 26,707	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.13	.23	.06
Net realized and unrealized gain (loss)	2.65	3.30	2.60
Total from investment operations	2.78	3.53	2.66
Distributions from net investment income	(.01)	(.41)	-
Distributions from net realized gain	(.40)	(2.71)	-
Total distributions	(.41)	(3.12)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 33.78	$ 31.41	$ 31.00
Total Return B, C, D	8.94%	11.60%	9.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.78%	.83% A
Expenses net of fee waivers, if any	.77% A	.78%	.83% A
Expenses net of all reductions	.76% A	.78%	.81% A
Net investment income (loss)	.78% A	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,602	$ 315,995	$ 88,673
Portfolio turnover rate G	68% A	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

VIP Equity-Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.5	5.4
AT&T, Inc.	4.3	2.2
Bank of America Corp.	3.0	3.2
American International Group, Inc.	2.5	2.7
Citigroup, Inc.	2.3	2.6
JPMorgan Chase & Co.	2.2	2.3
Pfizer, Inc.	1.8	1.8
Chevron Corp.	1.6	1.4
General Electric Co.	1.4	1.4
Fannie Mae	1.3	1.3
	25.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	28.8
Energy	14.8	12.9
Consumer Discretionary	10.8	12.0
Industrials	10.5	9.7
Information Technology	9.9	9.1
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 98.8%		Stocks 98.7%
	Bonds 0.9%		Bonds 0.9%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	9.3%	** Foreign investments	9.6%

Semiannual Report

VIP Equity-Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	101,374	$ 3,002,698
The Goodyear Tire & Rubber Co. (a)	881,100	30,627,036
		33,629,734
Automobiles - 1.1%
General Motors Corp. (d)	329,800	12,466,440
Hyundai Motor Co.	205,150	16,210,373
Monaco Coach Corp.	446,650	6,409,428
Peugeot Citroen SA	277,800	22,475,757
Renault SA	117,501	18,957,472
Toyota Motor Corp. sponsored ADR	411,500	51,799,620
Winnebago Industries, Inc.	349,700	10,323,144
		138,642,234
Diversified Consumer Services - 0.3%
H&R Block, Inc.	640,670	14,972,458
Service Corp. International	1,547,200	19,773,216
		34,745,674
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	356,200	18,080,712
Wyndham Worldwide Corp. (a)	440,402	15,968,977
		34,049,689
Household Durables - 1.5%
Beazer Homes USA, Inc.	559,700	13,807,799
Black & Decker Corp.	230,000	20,311,300
Centex Corp.	177,000	7,097,700
KB Home	226,400	8,913,368
Lennar Corp. Class A	674,700	24,667,032
Newell Rubbermaid, Inc.	344,300	10,132,749
The Stanley Works	368,230	22,351,561
Whirlpool Corp.	705,634	78,466,501
		185,748,010
Internet & Catalog Retail - 0.2%
Liberty Media Corp. New - Interactive Series A (a)	855,769	19,109,322
Leisure Equipment & Products - 0.5%
Brunswick Corp.	775,657	25,309,688
Eastman Kodak Co.	1,379,800	38,399,834
		63,709,522
Media - 3.8%
Citadel Broadcasting Corp.	1,018,363	6,568,441
Clear Channel Communications, Inc.	2,882,000	108,997,240
Comcast Corp. Class A	2,325,636	65,396,884
Gannett Co., Inc.	533,900	29,337,805
News Corp. Class B	917,304	21,042,954
The McClatchy Co. Class A (d)	805,565	20,388,850
The New York Times Co. Class A (d)	1,244,344	31,606,338
The Walt Disney Co.	700,100	23,901,414

	Shares	Value
Time Warner Cable, Inc. (a)	395,800	$ 15,503,486
Time Warner, Inc.	5,461,050	114,900,492
Viacom, Inc. Class B (non-vtg.) (a)	466,379	19,415,358
Virgin Media, Inc.	778,187	18,964,417
		476,023,679
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	744,200	25,540,944
Macy's, Inc.	1,037,500	41,271,750
Retail Ventures, Inc. (a)	488,500	7,879,505
Sears Holdings Corp. (a)	100,700	17,068,650
Tuesday Morning Corp. (d)	532,023	6,575,804
		98,336,653
Specialty Retail - 1.3%
AnnTaylor Stores Corp. (a)	288,391	10,214,809
Chico's FAS, Inc. (a)	994,100	24,196,394
Gap, Inc.	1,009,100	19,273,810
Home Depot, Inc.	2,223,900	87,510,465
RadioShack Corp.	270,514	8,964,834
Williams-Sonoma, Inc.	567,800	17,931,124
		168,091,436
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	414,315	15,453,950
TOTAL CONSUMER DISCRETIONARY		1,267,539,903
CONSUMER STAPLES - 5.1%
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	1,126,100	58,737,376
Heineken NV (Bearer)	338,554	19,805,409
		78,542,785
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,150,100	41,921,145
Rite Aid Corp. (a)	2,053,168	13,099,212
Wal-Mart Stores, Inc.	2,849,600	137,094,256
Winn-Dixie Stores, Inc. (a)	141,811	4,155,062
		196,269,675
Food Products - 0.8%
Hershey Co.	521,600	26,403,392
Kraft Foods, Inc. Class A	584,254	20,594,954
Marine Harvest ASA (a)	18,535,000	20,178,169
Tyson Foods, Inc. Class A	1,175,200	27,076,608
		94,253,123
Household Products - 0.7%
Colgate-Palmolive Co.	520,100	33,728,485
Kimberly-Clark Corp.	299,100	20,006,799
Procter & Gamble Co.	603,442	36,924,616
		90,659,900
Personal Products - 0.7%
Avon Products, Inc.	2,310,070	84,895,073
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	1,328,705	$ 93,195,369
TOTAL CONSUMER STAPLES		637,815,925
ENERGY - 14.8%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	1,364,100	114,761,733
Halliburton Co.	1,475,795	50,914,928
Nabors Industries Ltd. (a)	1,149,613	38,374,082
Noble Corp.	579,200	56,483,584
Schlumberger Ltd. (NY Shares)	1,757,057	149,244,422
		409,778,749
Oil, Gas & Consumable Fuels - 11.5%
Apache Corp.	556,080	45,370,567
BP PLC sponsored ADR	131,000	9,450,340
Chevron Corp.	2,302,042	193,924,018
ConocoPhillips	1,823,700	143,160,450
EOG Resources, Inc.	698,400	51,025,104
Exxon Mobil Corp.	8,219,836	689,479,839
Hess Corp.	751,900	44,332,024
Lukoil Oil Co. sponsored ADR	266,100	20,157,075
Occidental Petroleum Corp.	1,065,300	61,659,564
Royal Dutch Shell PLC Class A sponsored ADR	76,900	6,244,280
Spectra Energy Corp.	434,800	11,287,408
Total SA sponsored ADR	1,022,833	82,829,016
Valero Energy Corp.	783,920	57,900,331
Williams Companies, Inc.	531,500	16,806,030
		1,433,626,046
TOTAL ENERGY		1,843,404,795
FINANCIALS - 27.0%
Capital Markets - 3.9%
Ameriprise Financial, Inc.	464,902	29,553,820
Ares Capital Corp.	532,091	8,965,733
Bank of New York Co., Inc.	2,402,900	99,576,176
KKR Private Equity Investors, LP	652,400	14,679,000
KKR Private Equity Investors, LP Restricted Depositary Units (e)	674,100	15,167,250
Mellon Financial Corp.	1,246,800	54,859,200
Merrill Lynch & Co., Inc.	1,163,600	97,253,688
Morgan Stanley	1,544,100	129,519,108
State Street Corp.	454,153	31,064,065
		480,638,040
Commercial Banks - 4.7%
Associated Banc-Corp.	240,256	7,856,371
Barclays PLC Sponsored ADR	657,400	36,676,346

	Shares	Value
Fifth Third Bancorp (d)	396,588	$ 15,772,305
HSBC Holdings PLC sponsored ADR (d)	636,100	58,374,897
KeyCorp (d)	695,100	23,862,783
Lloyds TSB Group PLC	2,021,000	22,564,538
Marshall & Ilsley Corp.	434,500	20,695,235
PNC Financial Services Group, Inc.	660,214	47,258,118
Royal Bank of Scotland Group PLC	1,712,964	21,773,953
U.S. Bancorp, Delaware	1,414,138	46,595,847
Wachovia Corp.	3,024,857	155,023,921
Wells Fargo & Co.	3,786,600	133,174,722
		589,629,036
Consumer Finance - 0.3%
American Express Co.	632,796	38,714,459
Diversified Financial Services - 7.7%
Bank of America Corp.	7,585,577	370,858,860
Citigroup, Inc.	5,676,219	291,133,273
FirstRand Ltd.	6,838,225	21,866,530
JPMorgan Chase & Co.	5,558,512	269,309,906
		953,168,569
Insurance - 7.4%
ACE Ltd.	1,783,596	111,510,422
AFLAC, Inc.	264,800	13,610,720
Allianz AG sponsored ADR	1,012,100	23,551,567
Allstate Corp.	988,200	60,784,182
American International Group, Inc.	4,472,550	313,212,677
Hartford Financial Services Group, Inc.	789,200	77,744,092
MetLife, Inc. unit	786,400	25,447,904
Montpelier Re Holdings Ltd.	1,344,500	24,927,030
PartnerRe Ltd.	554,224	42,952,360
Swiss Reinsurance Co. (Reg.)	306,791	28,102,417
The Travelers Companies, Inc.	2,309,746	123,571,411
Willis Group Holdings Ltd.	937,000	41,284,220
XL Capital Ltd. Class A	449,671	37,902,769
		924,601,771
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	552,800	7,971,376
Developers Diversified Realty Corp.	367,400	19,365,654
Health Care Property Investors, Inc.	746,600	21,599,138
Senior Housing Properties Trust (SBI)	370,956	7,548,955
		56,485,123
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	536,410	19,498,504
Fannie Mae	2,556,210	166,997,199
Freddie Mac	1,148,000	69,683,600
MGIC Investment Corp.	551,652	31,366,933
New York Community Bancorp, Inc.	895,500	15,241,410
People's United Financial, Inc.	243,300	4,313,709
		307,101,355
TOTAL FINANCIALS		3,350,338,353
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.9%
Biotechnology - 0.4%
Amgen, Inc. (a)	791,422	$ 43,757,722
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	750,332	42,273,705
Medtronic, Inc.	251,300	13,032,418
		55,306,123
Health Care Providers & Services - 0.2%
Omnicare, Inc.	256,200	9,238,572
UnitedHealth Group, Inc.	421,647	21,563,028
		30,801,600
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	1,993,700	62,921,172
Eli Lilly & Co.	176,600	9,868,408
Johnson & Johnson	1,752,000	107,958,240
Merck & Co., Inc.	2,058,200	102,498,360
Pfizer, Inc.	8,868,800	226,775,216
Schering-Plough Corp.	3,138,930	95,549,029
Wyeth	2,127,900	122,013,786
		727,584,211
TOTAL HEALTH CARE		857,449,656
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.3%
General Dynamics Corp.	297,700	23,286,094
Honeywell International, Inc.	2,083,925	117,283,299
Lockheed Martin Corp.	506,300	47,658,019
Northrop Grumman Corp.	203,100	15,815,397
The Boeing Co.	88,700	8,529,392
United Technologies Corp.	1,060,140	75,195,730
		287,767,931
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	389,200	28,411,600
Building Products - 0.2%
Masco Corp.	1,091,700	31,080,699
Commercial Services & Supplies - 0.4%
Cintas Corp.	174,700	6,888,421
Equifax, Inc.	110,481	4,907,566
Waste Management, Inc.	826,200	32,263,110
		44,059,097
Electrical Equipment - 0.4%
Emerson Electric Co.	953,000	44,600,400
Industrial Conglomerates - 3.4%
3M Co.	940,900	81,660,711
General Electric Co.	4,521,890	173,097,949
Textron, Inc.	232,200	25,567,542
Tyco International Ltd.	4,253,346	143,720,561
		424,046,763

	Shares	Value
Machinery - 2.7%
Briggs & Stratton Corp. (d)	974,888	$ 30,767,465
Bucyrus International, Inc. Class A	132,800	9,399,584
Caterpillar, Inc.	366,000	28,657,800
Deere & Co.	125,000	15,092,500
Dover Corp.	1,091,300	55,819,995
Eaton Corp.	233,100	21,678,300
Illinois Tool Works, Inc.	337,300	18,278,287
Ingersoll-Rand Co. Ltd. Class A	778,388	42,671,230
Navistar International Corp. (a)	293,095	19,344,270
SPX Corp.	1,052,889	92,454,183
		334,163,614
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	776,800	66,136,752
Laidlaw International, Inc.	201,200	6,951,460
Union Pacific Corp.	251,600	28,971,740
		102,059,952
TOTAL INDUSTRIALS		1,296,190,056
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.4%
Alcatel-Lucent SA sponsored ADR (d)	3,041,922	42,586,908
Cisco Systems, Inc. (a)	2,140,400	59,610,140
Harris Corp.	555,800	30,318,890
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	1,416
Motorola, Inc.	1,673,712	29,624,702
Nortel Networks Corp. (a)	308,740	7,442,800
		169,584,856
Computers & Peripherals - 2.8%
EMC Corp. (a)	2,994,200	54,195,020
Hewlett-Packard Co.	2,784,911	124,262,729
Imation Corp.	536,760	19,784,974
International Business Machines Corp.	1,225,800	129,015,450
Sun Microsystems, Inc. (a)	3,352,675	17,635,071
		344,893,244
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	864,800	33,242,912
Arrow Electronics, Inc. (a)	730,600	28,076,958
Avnet, Inc. (a)	799,930	31,709,225
Solectron Corp. (a)	5,354,600	19,704,928
Tektronix, Inc.	452,007	15,250,716
		127,984,739
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	33,880	17,732,114
VeriSign, Inc. (a)	240,400	7,627,892
		25,360,006
IT Services - 0.3%
MoneyGram International, Inc.	840,700	23,497,565
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	621,300	$ 12,941,679
Unisys Corp. (a)	932,000	8,518,480
		44,957,724
Office Electronics - 0.4%
Xerox Corp. (a)	2,722,235	50,306,903
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,282,800	48,284,592
Applied Materials, Inc.	2,485,400	49,384,898
Intel Corp.	4,930,100	117,139,176
LSI Corp. (a)	1,413,200	10,613,132
Micron Technology, Inc. (a)	1,341,600	16,810,248
National Semiconductor Corp.	2,100,247	59,373,983
Teradyne, Inc. (a)	1,115,000	19,601,700
Verigy Ltd.	153,559	4,393,323
		325,601,052
Software - 1.1%
Microsoft Corp.	3,073,500	90,576,045
Oracle Corp. (a)	688,100	13,562,451
Symantec Corp. (a)	1,418,833	28,660,427
		132,798,923
TOTAL INFORMATION TECHNOLOGY		1,221,487,447
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	593,700	47,715,669
Arkema (a)	12,180	799,329
Arkema sponsored ADR (a)	224,254	14,576,510
Bayer AG sponsored ADR	255,900	19,269,270
Celanese Corp. Class A	672,400	26,075,672
Chemtura Corp.	2,736,764	30,405,448
Dow Chemical Co.	672,800	29,751,216
E.I. du Pont de Nemours & Co.	492,900	25,059,036
Georgia Gulf Corp. (d)	759,800	13,759,978
H.B. Fuller Co.	370,550	11,075,740
PolyOne Corp. (a)	1,185,313	8,522,400
Rohm & Haas Co.	166,256	9,090,878
		236,101,146
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp.	2,661,672	35,426,854
Metals & Mining - 1.0%
Alcan, Inc.	480,800	39,222,267
Alcoa, Inc.	1,793,971	72,709,645
Century Aluminum Co. (a)	164,000	8,959,320
		120,891,232

	Shares	Value
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	301,800	$ 23,821,074
TOTAL MATERIALS		416,240,306
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	12,768,769	529,903,914
Qwest Communications International, Inc. (a)	5,583,100	54,156,070
Telkom SA Ltd. sponsored ADR (d)	319,375	32,177,031
Verizon Communications, Inc.	3,886,402	160,003,170
		776,240,185
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	3,573,300	74,003,043
Vodafone Group PLC sponsored ADR	1,192,687	40,110,064
		114,113,107
TOTAL TELECOMMUNICATION SERVICES		890,353,292
UTILITIES - 3.3%
Electric Utilities - 1.2%
Duke Energy Corp.	869,700	15,915,510
Entergy Corp.	600,300	64,442,205
Exelon Corp.	648,700	47,095,620
PPL Corp.	458,600	21,457,894
		148,911,229
Gas Utilities - 0.0%
AGL Resources, Inc.	124,300	5,031,664
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	1,581,700	34,607,596
TXU Corp.	753,840	50,733,432
		85,341,028
Multi-Utilities - 1.4%
Dominion Resources, Inc.	568,000	49,024,080
Public Service Enterprise Group, Inc.	897,900	78,817,662
Wisconsin Energy Corp.	878,300	38,847,209
		166,688,951
TOTAL UTILITIES		405,972,872
TOTAL COMMON STOCKS (Cost $8,134,130,033)		12,186,792,605
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	429,300	16,420,725
General Motors Corp.:
Series B, 5.25%	381,400	8,348,846
Series C, 6.25%	265,400	6,587,228
		31,356,799
Convertible Preferred Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	$ 9,237,600
TOTAL CONSUMER DISCRETIONARY		40,594,399
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	167,100	11,459,718
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	3,363,052
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	220,100	28,224,964
TOTAL MATERIALS		31,588,016
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $78,832,069)		83,642,133
Corporate Bonds - 0.9%
	Principal Amount
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 9,770,000	12,234,971
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,254,250
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (e)	1,740,000	1,170,150
3.5% 1/15/31 (e)	9,546,178	9,441,322
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,460,313
		24,071,785
TOTAL CONSUMER DISCRETIONARY		40,561,006
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (e)	8,680,000	11,736,228
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (e)	13,250,000	12,753,125
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,220,000	7,848,396

	Principal Amount	Value
5.25% 12/15/11 (e)	$ 11,850,000	$ 18,917,577
5.25% 12/15/11	3,930,000	6,273,931
		33,039,904
TOTAL CONVERTIBLE BONDS		98,090,263
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,714,152
TOTAL CORPORATE BONDS (Cost $97,956,891)		111,804,415
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	183,475	183,475
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	142,536,363	142,536,363
TOTAL MONEY MARKET FUNDS (Cost $142,719,838)		142,719,838
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,453,638,831)		12,524,958,991
NET OTHER ASSETS - (0.8)%		(95,996,170)
NET ASSETS - 100%		$ 12,428,962,821
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,645,965 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 492,757
Fidelity Securities Lending Cash Central Fund	1,107,625
Total	$ 1,600,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $138,407,373) - See accompanying schedule: Unaffiliated issuers (cost $8,310,918,993)	$ 12,382,239,153
Fidelity Central Funds (cost $142,719,838)	142,719,838
Total Investments (cost $8,453,638,831)		$ 12,524,958,991
Receivable for investments sold		62,267,354
Receivable for fund shares sold		2,249,201
Dividends receivable		13,562,774
Interest receivable		832,752
Distributions receivable from Fidelity Central Funds		199,810
Prepaid expenses		24,690
Other receivables		272,713
Total assets		12,604,368,285

Liabilities
Payable to custodian bank	$ 12,465
Payable for investments purchased	912,542
Payable for fund shares redeemed	9,433,352
Accrued management fee	4,805,791
Distribution fees payable	658,479
Notes payable to affiliates	15,480,000
Other affiliated payables	838,579
Other payables and accrued expenses	727,893
Collateral on securities loaned, at value	142,536,363
Total liabilities		175,405,464

Net Assets		$ 12,428,962,821
Net Assets consist of:
Paid in capital		$ 7,856,056,048
Undistributed net investment income		94,193,771
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		407,392,831
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,071,320,171
Net Assets		$ 12,428,962,821

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,370,999,959 ÷ 294,564,922 shares)	$ 28.42

Service Class: Net Asset Value, offering price and redemption price per share ($1,105,767,699 ÷ 39,064,248 shares)	$ 28.31

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,686,602,910 ÷ 95,880,097 shares)	$ 28.02

Service Class 2R: Net Asset Value, offering price and redemption price per share ($17,477,386 ÷ 626,945 shares)	$ 27.88

Investor Class: Net Asset Value, offering price and redemption price per share ($248,114,867 ÷ 8,752,631 shares)	$ 28.35

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 131,745,692
Interest		2,241,578
Income from Fidelity Central Funds (including $1,107,625 from security lending)		1,600,382
Total income		135,587,652

Expenses
Management fee	$ 28,102,953
Transfer agent fees	4,167,458
Distribution fees	3,729,095
Accounting and security lending fees	708,853
Custodian fees and expenses	107,978
Independent trustees' compensation	18,848
Appreciation in deferred trustee compensation account	464
Audit	67,405
Legal	28,777
Interest	44,952
Miscellaneous	214,298
Total expenses before reductions	37,191,081
Expense reductions	(43,882)	37,147,199
Net investment income (loss)		98,440,453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	435,192,096
Foreign currency transactions	59,012
Total net realized gain (loss)		435,251,108
Change in net unrealized appreciation (depreciation) on: Investment securities	477,461,044
Assets and liabilities in foreign currencies	(78)
Total change in net unrealized appreciation (depreciation)		477,460,966
Net gain (loss)		912,712,074
Net increase (decrease) in net assets resulting from operations		$ 1,011,152,527

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,440,453	$ 188,261,885
Net realized gain (loss)	435,251,108	828,311,746
Change in net unrealized appreciation (depreciation)	477,460,966	1,034,331,156
Net increase (decrease) in net assets resulting from operations	1,011,152,527	2,050,904,787
Distributions to shareholders from net investment income	(4,559,932)	(361,533,412)
Distributions to shareholders from net realized gain	(18,239,730)	(1,350,709,216)
Total distributions	(22,799,662)	(1,712,242,628)
Share transactions - net increase (decrease)	(553,082,248)	928,687,527
Redemption fees	1,977	4,203
Total increase (decrease) in net assets	435,272,594	1,267,353,889

Net Assets
Beginning of period	11,993,690,227	10,726,336,338
End of period (including undistributed net investment income of $94,193,771 and undistributed net investment income of $6,057,687, respectively)	$ 12,428,962,821	$ 11,993,690,227

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Income from Investment Operations
Net investment income (loss) E	.23	.45	.42	.40	.36	.34
Net realized and unrealized gain (loss)	2.04	4.37	1.00	2.24	5.01	(4.08)
Total from investment operations	2.27	4.82	1.42	2.64	5.37	(3.74)
Distributions from net investment income	(.01)	(.89)	(.41)	(.36)	(.35)	(.36)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.11)	(1.30)	(.45)	(.35)	(.85)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.42	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16
Total Return B, C, D	8.68%	20.19%	5.87%	11.53%	30.33%	(16.95)%
Ratios to Average Net Assets F, H
Expenses before reductions	.55% A	.57%	.56%	.58%	.57%	.57%
Expenses net of fee waivers, if any	.55% A	.57%	.56%	.58%	.57%	.57%
Expenses net of all reductions	.55% A	.56%	.55%	.57%	.56%	.56%
Net investment income (loss)	1.67% A	1.76%	1.71%	1.71%	1.83%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,371,000	$ 8,315,159	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67
Income from Investment Operations
Net investment income (loss) E	.21	.43	.39	.38	.34	.32
Net realized and unrealized gain (loss)	2.04	4.35	1.00	2.22	5.00	(4.06)
Total from investment operations	2.25	4.78	1.39	2.60	5.34	(3.74)
Distributions from net investment income	(.01)	(.84)	(.39)	(.34)	(.33)	(.34)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.06)	(1.28)	(.43)	(.33)	(.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.31	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10
Total Return B, C, D	8.63%	20.08%	5.76%	11.38%	30.22%	(17.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.67%	.66%	.68%	.67%	.67%
Expenses net of fee waivers, if any	.65% A	.67%	.66%	.68%	.67%	.67%
Expenses net of all reductions	.64% A	.66%	.65%	.67%	.66%	.66%
Net investment income (loss)	1.57% A	1.66%	1.61%	1.61%	1.73%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,105,768	$ 1,118,333	$ 1,079,838	$ 1,170,778	$ 1,071,483	$ 771,516
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59
Income from Investment Operations
Net investment income (loss) E	.19	.38	.35	.34	.31	.28
Net realized and unrealized gain (loss)	2.01	4.32	.98	2.21	4.97	(4.04)
Total from investment operations	2.20	4.70	1.33	2.55	5.28	(3.76)
Distributions from net investment income	(.01)	(.78)	(.36)	(.33)	(.32)	(.34)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.00)	(1.25)	(.42)	(.32)	(.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.02	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00
Total Return B, C, D	8.52%	19.93%	5.57%	11.23%	30.03%	(17.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.82%	.81%	.83%	.82%	.83%
Expenses net of fee waivers, if any	.80% A	.82%	.81%	.83%	.82%	.83%
Expenses net of all reductions	.80% A	.82%	.80%	.82%	.81%	.82%
Net investment income (loss)	1.42% A	1.51%	1.46%	1.46%	1.58%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,686,603	$ 2,373,059	$ 1,723,546	$ 1,420,999	$ 916,679	$ 403,632
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.73	$ 25.08	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.19	.38	.35	.34	.31	.18
Net realized and unrealized gain (loss)	2.01	4.29	.99	2.20	4.96	(4.01)
Total from investment operations	2.20	4.67	1.34	2.54	5.27	(3.83)
Distributions from net investment income	(.01)	(.80)	(.38)	(.35)	(.35)	-
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	-
Total distributions	(.05)	(4.02)	(1.27)	(.44)	(.35)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 27.88	$ 25.73	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	8.56%	19.89%	5.61%	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.82%	.81%	.83%	.82%	.85% A
Expenses net of fee waivers, if any	.80% A	.82%	.81%	.83%	.82%	.85% A
Expenses net of all reductions	.80% A	.81%	.80%	.82%	.81%	.84% A
Net investment income (loss)	1.42% A	1.51%	1.46%	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,477	$ 17,089	$ 9,651	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.21	.42	.17
Net realized and unrealized gain (loss)	2.04	4.36	.85
Total from investment operations	2.25	4.78	1.02
Distributions from net investment income	(.01)	(.89)	-
Distributions from net realized gain	(.04)	(3.22)	-
Total distributions	(.05)	(4.11)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 28.35	$ 26.15	$ 25.48
Total Return B, C, D	8.62%	20.04%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.69%	.74% A
Expenses net of fee waivers, if any	.66% A	.69%	.74% A
Expenses net of all reductions	.66% A	.69%	.73% A
Net investment income (loss)	1.56% A	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,115	$ 170,050	$ 37,500
Portfolio turnover rate G	18% A	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

VIP Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
EMC Corp.	4.6	1.1
Biogen Idec, Inc.	4.0	2.8
Google, Inc. Class A (sub. vtg.)	4.0	2.6
Cisco Systems, Inc.	3.1	3.2
ABB Ltd. sponsored ADR	2.9	1.7
Research In Motion Ltd.	2.8	1.8
Commerce Bancorp, Inc.	2.5	1.6
Broadcom Corp. Class A	2.3	1.1
McDermott International, Inc.	2.3	0.5
Merck & Co., Inc.	2.2	1.1
	30.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.7	31.6
Health Care	16.4	20.8
Energy	10.2	5.8
Industrials	10.1	11.1
Financials	9.2	10.2
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 99.8%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	24.6%	** Foreign investments	13.2%

Semiannual Report

VIP Growth Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Distributors - 0.2%
Li & Fung Ltd.	3,080,000	$ 11,088,347
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	487,327	12,641,262
McDonald's Corp.	869,200	44,120,592
Starbucks Corp. (a)	1,348,454	35,383,433
		92,145,287
Household Durables - 1.6%
Garmin Ltd. (d)	676,194	50,018,070
Tele Atlas NV (a)(d)	1,463,800	31,459,978
TomTom Group BV (a)(d)	750,935	38,548,844
		120,026,892
Media - 2.0%
Focus Media Holding Ltd. ADR (a)(d)	842,082	42,525,141
Lamar Advertising Co. Class A	573,540	35,995,370
McGraw-Hill Companies, Inc.	557,854	37,978,700
National CineMedia, Inc.	1,054,175	29,527,442
		146,026,653
Specialty Retail - 0.4%
Guess?, Inc.	180,200	8,656,808
PETsMART, Inc.	315,300	10,231,485
Zumiez, Inc. (a)	360,264	13,610,774
		32,499,067
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	371,732	36,470,627
Volcom, Inc. (a)	362,120	18,153,076
		54,623,703
TOTAL CONSUMER DISCRETIONARY		456,409,949
CONSUMER STAPLES - 4.6%
Beverages - 0.5%
PepsiCo, Inc.	642,529	41,668,006
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,856,285	67,661,588
Walgreen Co.	1,093,700	47,619,698
		115,281,286
Food Products - 0.9%
Nestle SA sponsored ADR	347,200	33,209,680
Tyson Foods, Inc. Class A	1,546,500	35,631,360
		68,841,040
Household Products - 1.3%
Colgate-Palmolive Co.	716,200	46,445,570
Procter & Gamble Co.	787,700	48,199,363
		94,644,933

	Shares	Value
Personal Products - 0.3%
Bare Escentuals, Inc.	433,647	$ 14,809,045
Physicians Formula Holdings, Inc.	372,988	5,865,236
		20,674,281
TOTAL CONSUMER STAPLES		341,109,546
ENERGY - 10.2%
Energy Equipment & Services - 2.1%
Schlumberger Ltd. (NY Shares)	1,864,400	158,362,136
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd.	420,300	27,926,622
Canadian Oil Sands Trust unit	1,734,200	53,625,485
Chesapeake Energy Corp. (d)	1,655,511	57,280,681
Denbury Resources, Inc. (a)	310,500	11,643,750
EOG Resources, Inc.	1,006,800	73,556,808
Gazprom OAO sponsored ADR	1,151,675	48,197,599
Petroplus Holdings AG	232,327	23,924,964
Ultra Petroleum Corp. (a)	1,096,726	60,583,144
Valero Energy Corp.	1,341,000	99,046,260
Western Oil Sands, Inc. Class A (a)	1,195,400	39,837,315
Williams Companies, Inc.	2,325,647	73,536,958
XTO Energy, Inc.	395,300	23,757,530
		592,917,116
TOTAL ENERGY		751,279,252
FINANCIALS - 9.2%
Capital Markets - 3.3%
Charles Schwab Corp.	5,102,972	104,712,985
Northern Trust Corp.	561,079	36,043,715
State Street Corp.	1,162,400	79,508,160
T. Rowe Price Group, Inc.	350,300	18,177,067
		238,441,927
Commercial Banks - 2.7%
Commerce Bancorp, Inc. (d)	4,965,954	183,690,638
East West Bancorp, Inc.	398,622	15,498,423
		199,189,061
Consumer Finance - 1.0%
American Express Co.	1,227,000	75,067,860
Insurance - 2.2%
AFLAC, Inc.	693,120	35,626,368
American International Group, Inc.	1,273,866	89,208,836
Willis Group Holdings Ltd.	796,700	35,102,602
		159,937,806
TOTAL FINANCIALS		672,636,654
HEALTH CARE - 16.4%
Biotechnology - 7.0%
Acorda Therapeutics, Inc. (a)(d)	1,272,583	21,710,266
Altus Pharmaceuticals, Inc. (a)	1,229,209	14,185,072
Amylin Pharmaceuticals, Inc. (a)(d)	647,003	26,630,643
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	5,485,233	$ 293,459,966
CSL Ltd.	757,405	56,517,258
Genentech, Inc. (a)	460,900	34,871,694
Gilead Sciences, Inc. (a)	1,745,384	67,668,538
		515,043,437
Health Care Equipment & Supplies - 3.3%
ArthroCare Corp. (a)	255,015	11,197,709
Becton, Dickinson & Co.	884,200	65,872,900
BioLase Technology, Inc. (a)(d)	380,511	2,309,702
C.R. Bard, Inc.	598,500	49,454,055
Cochlear Ltd.	355,296	18,377,668
DENTSPLY International, Inc.	931,714	35,647,378
Kyphon, Inc. (a)	366,930	17,667,680
Mindray Medical International Ltd. sponsored ADR	181,400	5,538,142
Sirona Dental Systems, Inc. (d)	883,476	33,421,897
		239,487,131
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	742,466	33,834,176
Henry Schein, Inc. (a)	1,005,175	53,706,500
Medco Health Solutions, Inc. (a)	437,700	34,136,223
VCA Antech, Inc. (a)	178,102	6,712,664
		128,389,563
Health Care Technology - 0.1%
Cerner Corp. (a)	134,200	7,444,074
Life Sciences Tools & Services - 1.3%
Covance, Inc. (a)	903,200	61,923,392
Millipore Corp. (a)	46,600	3,499,194
Pharmaceutical Product Development, Inc.	603,787	23,106,928
Waters Corp. (a)	118,300	7,022,288
		95,551,802
Pharmaceuticals - 2.9%
Allergan, Inc.	912,600	52,602,264
Merck & Co., Inc.	3,269,800	162,836,040
		215,438,304
TOTAL HEALTH CARE		1,201,354,311
INDUSTRIALS - 10.1%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	137,560	7,224,651
Commercial Services & Supplies - 1.3%
Corrections Corp. of America (a)	514,345	32,460,313
Equifax, Inc.	1,246,404	55,365,266
Kenexa Corp. (a)	304,942	11,499,363
		99,324,942

	Shares	Value
Construction & Engineering - 1.6%
Fluor Corp.	561,000	$ 62,478,570
Granite Construction, Inc.	225,200	14,453,336
Jacobs Engineering Group, Inc. (a)	676,200	38,888,262
		115,820,168
Electrical Equipment - 4.7%
ABB Ltd. sponsored ADR	9,566,400	216,200,640
General Cable Corp.	1,282,200	97,126,650
Grupo Corporacion Tecnologica SA	117,020	4,276,121
Vestas Wind Systems AS (a)	464,100	30,722,802
		348,326,213
Industrial Conglomerates - 2.3%
McDermott International, Inc. (a)	2,046,164	170,077,152
Machinery - 0.1%
IDEX Corp.	102,300	3,942,642
TOTAL INDUSTRIALS		744,715,768
INFORMATION TECHNOLOGY - 39.7%
Communications Equipment - 12.4%
Balda AG	1,090,688	15,661,815
Cisco Systems, Inc. (a)	8,231,300	229,241,705
Corning, Inc. (a)	4,535,200	115,874,360
Harris Corp.	659,700	35,986,635
Nice Systems Ltd. sponsored ADR	1,451,567	50,427,438
Nokia Corp. sponsored ADR	4,434,700	124,659,417
Polycom, Inc. (a)	1,226,621	41,214,466
QUALCOMM, Inc.	2,130,503	92,442,525
Research In Motion Ltd. (a)	1,033,900	206,769,663
		912,278,024
Computers & Peripherals - 7.0%
Apple, Inc. (a)	622,934	76,022,865
Dell, Inc. (a)	1,307,011	37,315,164
Diebold, Inc.	142,343	7,430,305
EMC Corp. (a)	18,422,444	333,446,233
Network Appliance, Inc. (a)	328,901	9,603,909
SanDisk Corp. (a)	941,800	46,091,692
		509,910,168
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	1,566,764	55,855,137
Itron, Inc. (a)	53,661	4,182,338
		60,037,475
Internet Software & Services - 5.7%
Baidu.com, Inc. sponsored ADR (a)(d)	107,468	18,052,475
comScore, Inc.	7,500	173,625
eBay, Inc. (a)	1,505,141	48,435,437
Google, Inc. Class A (sub. vtg.) (a)	559,300	292,726,434
Omniture, Inc.	683,506	15,665,958
VeriSign, Inc. (a)	1,469,700	46,633,581
		421,687,510
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	816,000	$ 61,273,440
ExlService Holdings, Inc.	802,829	15,045,015
Infosys Technologies Ltd.	1,164,339	55,424,261
Infosys Technologies Ltd. sponsored ADR	642,300	32,359,074
Mastercard, Inc. Class A	230,700	38,266,209
Paychex, Inc. (d)	815,514	31,902,908
The Western Union Co.	6,262,924	130,456,707
WNS Holdings Ltd. ADR	871,100	24,791,506
		389,519,120
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	6,862,700	136,361,849
Broadcom Corp. Class A (a)	5,877,110	171,905,468
SiRF Technology Holdings, Inc. (a)(d)	327,905	6,800,750
		315,068,067
Software - 4.2%
Activision, Inc. (a)	1,444,746	26,973,408
Cadence Design Systems, Inc. (a)	992,800	21,801,888
Electronic Arts, Inc. (a)	899,287	42,554,261
FalconStor Software, Inc. (a)(d)	357,352	3,770,064
Microsoft Corp.	2,893,470	85,270,561
Nintendo Co. Ltd.	168,100	61,659,078
Pros Holdings, Inc.	39,500	517,450
Red Hat, Inc. (a)	1,807,219	40,264,839
Salesforce.com, Inc. (a)	173,100	7,419,066
Sourcefire, Inc.	208,031	2,910,354
THQ, Inc. (a)	470,225	14,351,267
		307,492,236
TOTAL INFORMATION TECHNOLOGY		2,915,992,600
MATERIALS - 2.2%
Chemicals - 1.8%
Monsanto Co.	1,213,400	81,953,036
The Mosaic Co. (a)	247,400	9,653,548
Zoltek Companies, Inc. (a)(d)	988,442	41,049,996
		132,656,580
Metals & Mining - 0.4%
Arcelor Mittal	423,100	26,401,440
TOTAL MATERIALS		159,058,020

	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,010,715	$ 41,944,673
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	712,500	44,125,125
TOTAL TELECOMMUNICATION SERVICES		86,069,798
TOTAL COMMON STOCKS (Cost $5,913,579,740)		7,328,625,898
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 5.32% (b)	13,906,471	13,906,471
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	170,015,002	170,015,002
TOTAL MONEY MARKET FUNDS (Cost $183,921,473)		183,921,473
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $6,097,501,213)	7,512,547,371
NET OTHER ASSETS - (2.3)%	(168,817,511)
NET ASSETS - 100%	$ 7,343,729,860
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,187,797
Fidelity Securities Lending Cash Central Fund	1,066,462
Total	$ 2,254,259
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.4%
Canada	5.2%
Switzerland	3.6%
Panama	2.3%
Netherlands Antilles	2.1%
Finland	1.7%
Netherlands	1.3%
India	1.3%
Australia	1.0%
Others (individually less than 1%)	6.1%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $1,792,773,530 of which $1,748,065,676 and $44,707,854 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,299,474) - See accompanying schedule: Unaffiliated issuers (cost $5,913,579,740)	$ 7,328,625,898
Fidelity Central Funds (cost $183,921,473)	183,921,473
Total Investments (cost $6,097,501,213)		$ 7,512,547,371
Foreign currency held at value (cost $96)		97
Receivable for investments sold		95,363,672
Receivable for fund shares sold		1,309,306
Dividends receivable		3,688,383
Distributions receivable from Fidelity Central Funds		281,428
Prepaid expenses		16,548
Other receivables		266,083
Total assets		7,613,472,888

Liabilities
Payable for investments purchased	$ 88,407,776
Payable for fund shares redeemed	6,643,757
Accrued management fee	3,399,304
Distribution fees payable	218,977
Other affiliated payables	515,723
Other payables and accrued expenses	542,489
Collateral on securities loaned, at value	170,015,002
Total liabilities		269,743,028

Net Assets		$ 7,343,729,860
Net Assets consist of:
Paid in capital		$ 7,346,152,868
Undistributed net investment income		4,037,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,421,510,737)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,415,050,013
Net Assets		$ 7,343,729,860

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,662,103,236 ÷ 141,172,832 shares)	$ 40.11

Service Class: Net Asset Value, offering price and redemption price per share ($855,381,166 ÷ 21,399,667 shares)	$ 39.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($711,557,695 ÷ 17,939,767 shares)	$ 39.66

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,796,564 ÷ 248,040 shares)	$ 39.50

Investor Class: Net Asset Value, offering price and redemption price per share ($104,891,199 ÷ 2,622,089 shares)	$ 40.00

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 26,442,382
Interest		27,844
Income from Fidelity Central Funds (including $1,066,462 from security lending)		2,254,259
Total income		28,724,485

Expenses
Management fee	$ 19,989,918
Transfer agent fees	2,428,237
Distribution fees	1,255,801
Accounting and security lending fees	597,094
Custodian fees and expenses	88,085
Independent trustees' compensation	11,170
Appreciation in deferred trustee compensation account	208
Audit	46,847
Legal	14,278
Interest	68,197
Miscellaneous	(366,950)
Total expenses before reductions	24,132,885
Expense reductions	(87,400)	24,045,485
Net investment income (loss)		4,679,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	374,518,770
Foreign currency transactions	75,738
Total net realized gain (loss)		374,594,508
Change in net unrealized appreciation (depreciation) on: Investment securities	465,562,641
Assets and liabilities in foreign currencies	28,518
Total change in net unrealized appreciation (depreciation)		465,591,159
Net gain (loss)		840,185,667
Net increase (decrease) in net assets resulting from operations		$ 844,864,667

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,679,000	$ 44,825,931
Net realized gain (loss)	374,594,508	1,210,469,636
Change in net unrealized appreciation (depreciation)	465,591,159	(728,402,326)
Net increase (decrease) in net assets resulting from operations	844,864,667	526,893,241
Distributions to shareholders from net investment income	(43,724,955)	(29,989,011)
Share transactions - net increase (decrease)	(655,103,399)	(2,000,205,631)
Redemption fees	3,513	1,882
Total increase (decrease) in net assets	146,039,826	(1,503,299,519)

Net Assets
Beginning of period	7,197,690,034	8,700,989,553
End of period (including undistributed net investment income of $4,037,716 and undistributed net investment income of $43,290,513, respectively)	$ 7,343,729,860	$ 7,197,690,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Income from Investment Operations
Net investment income (loss) E	.03	.21	.11	.15 H, K	.07	.07
Net realized and unrealized gain (loss)	4.45	2.09	1.74	.90	7.60	(10.17)
Total from investment operations	4.48	2.30	1.85	1.05	7.67	(10.10)
Distributions from net investment income	(.24)	(.13)	(.16)	(.08)	(.07)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.11	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44
Total Return B, C, D	12.55%	6.85%	5.80%	3.38%	32.85%	(30.10)%
Ratios to Average Net Assets F, I
Expenses before reductions	.64% A	.68%	.67%	.68%	.67%	.67%
Expenses net of fee waivers, if any	.64% A	.68%	.67%	.68%	.67%	.67%
Expenses net of all reductions	.64% A	.67%	.63%	.65%	.64%	.61%
Net investment income (loss)	.17% A	.61%	.36%	.47% K	.28%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,662,103	$ 5,610,629	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period.F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48
Income from Investment Operations
Net investment income (loss) E	.01	.18	.08	.11 H, K	.05	.04
Net realized and unrealized gain (loss)	4.44	2.07	1.72	.90	7.58	(10.14)
Total from investment operations	4.45	2.25	1.80	1.01	7.63	(10.10)
Distributions from net investment income	(.20)	(.09)	(.12)	(.05)	(.05)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.97	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34
Total Return B, C, D	12.50%	6.73%	5.67%	3.26%	32.78%	(30.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.78%	.77%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.74% A	.78%	.77%	.78%	.77%	.77%
Expenses net of all reductions	.74% A	.77%	.73%	.75%	.74%	.71%
Net investment income (loss)	.07% A	.51%	.26%	.37% K	.18%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,381	$ 877,279	$ 1,086,172	$ 1,326,262	$ 1,401,298	$ 1,058,738
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34
Income from Investment Operations
Net investment income (loss) E	(.02)	.12	.03	.07 H, K	.01	- J
Net realized and unrealized gain (loss)	4.40	2.07	1.71	.89	7.53	(10.09)
Total from investment operations	4.38	2.19	1.74	.96	7.54	(10.09)
Distributions from net investment income	(.14)	(.06)	(.09)	(.04)	(.03)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.66	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21
Total Return B, C, D	12.41%	6.57%	5.50%	3.12%	32.54%	(30.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.94%	.92%	.93%	.92%	.93%
Expenses net of fee waivers, if any	.89% A	.94%	.92%	.93%	.92%	.93%
Expenses net of all reductions	.89% A	.92%	.88%	.90%	.89%	.87%
Net investment income (loss)	(.08)% A	.36%	.11%	.22% K	.02%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 711,558	$ 627,754	$ 858,587	$ 811,126	$ 609,798	$ 238,543
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 35.28	$ 33.18	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.01)	.12	.04	.07 H, K	.01	(.01)
Net realized and unrealized gain (loss)	4.38	2.06	1.70	.88	7.51	(7.84)
Total from investment operations	4.37	2.18	1.74	.95	7.52	(7.85)
Distributions from net investment income	(.15)	(.08)	(.10)	(.06)	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.50	$ 35.28	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	12.42%	6.58%	5.52%	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.93%	.92%	.93%	.92%	.96% A
Expenses net of fee waivers, if any	.89% A	.93%	.92%	.93%	.92%	.96% A
Expenses net of all reductions	.88% A	.92%	.88%	.90%	.90%	.90% A
Net investment income (loss)	(.08)% A	.36%	.12%	.22% K	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,797	$ 5,063	$ 5,409	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.01	.17	.03
Net realized and unrealized gain (loss)	4.43	2.08	1.04
Total from investment operations	4.44	2.25	1.07
Distributions from net investment income	(.22)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 40.00	$ 35.78	$ 33.67
Total Return B, C, D	12.46%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.81%	.83% A
Expenses net of fee waivers, if any	.76% A	.81%	.83% A
Expenses net of all reductions	.75% A	.80%	.79% A
Net investment income (loss)	.05% A	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,891	$ 76,965	$ 24,166
Portfolio turnover rate G	94% A	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

VIP Growth & Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.8	4.1
General Electric Co.	3.5	5.0
Exxon Mobil Corp.	3.0	2.5
Microsoft Corp.	2.4	3.5
Cisco Systems, Inc.	2.2	1.9
Citigroup, Inc.	2.1	1.0
Procter & Gamble Co.	1.9	2.5
AT&T, Inc.	1.8	1.5
Google, Inc. Class A (sub. vtg.)	1.7	1.3
United Technologies Corp.	1.5	1.2
	23.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	23.6
Information Technology	19.9	20.6
Health Care	12.3	13.5
Industrials	12.2	11.6
Energy	10.9	9.5
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 96.8%		Stocks 97.9%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	10.2%	** Foreign investments	11.1%

Semiannual Report

VIP Growth & Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.2%
General Motors Corp. (d)	99,600	$ 3,764,880
Hotels, Restaurants & Leisure - 0.7%
Jamba, Inc. (a)(d)	398,750	3,644,575
Starbucks Corp. (a)	168,450	4,420,128
Starwood Hotels & Resorts Worldwide, Inc.	45,000	3,018,150
		11,082,853
Household Durables - 1.2%
D.R. Horton, Inc.	150,100	2,991,493
Koninklijke Philips Electronics NV (NY Shares)	152,000	6,432,640
Toll Brothers, Inc. (a)	163,700	4,089,226
Whirlpool Corp.	43,000	4,781,600
		18,294,959
Media - 1.6%
E.W. Scripps Co. Class A	57,900	2,645,451
News Corp. Class B	207,300	4,755,462
Time Warner, Inc.	772,700	16,257,608
		23,658,521
Multiline Retail - 2.4%
Family Dollar Stores, Inc.	152,500	5,233,800
JCPenney Co., Inc.	50,300	3,640,714
Nordstrom, Inc. (d)	65,800	3,363,696
Sears Holdings Corp. (a)	34,600	5,864,700
Target Corp.	284,100	18,068,760
		36,171,670
Specialty Retail - 1.6%
Best Buy Co., Inc.	69,000	3,220,230
Lowe's Companies, Inc.	261,500	8,025,435
PETsMART, Inc.	117,400	3,809,630
Staples, Inc.	189,302	4,492,136
Tiffany & Co., Inc.	95,300	5,056,618
		24,604,049
TOTAL CONSUMER DISCRETIONARY		117,576,932
CONSUMER STAPLES - 6.0%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	39,100	3,615,186
PepsiCo, Inc.	80,400	5,213,940
		8,829,126
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	218,900	7,978,905
Wal-Mart Stores, Inc.	273,200	13,143,652
		21,122,557
Food Products - 0.9%
Nestle SA sponsored ADR	150,500	14,395,325

	Shares	Value
Household Products - 2.3%
Colgate-Palmolive Co.	106,600	$ 6,913,010
Procter & Gamble Co.	466,800	28,563,492
		35,476,502
Tobacco - 0.8%
Altria Group, Inc.	164,960	11,570,294
TOTAL CONSUMER STAPLES		91,393,804
ENERGY - 10.9%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	133,300	11,214,529
Cameron International Corp. (a)	258,800	18,496,436
Diamond Offshore Drilling, Inc.	18,000	1,828,080
Halliburton Co.	84,817	2,926,187
Nabors Industries Ltd. (a)	156,700	5,230,646
Schlumberger Ltd. (NY Shares)	268,200	22,780,908
Smith International, Inc.	247,200	14,495,808
		76,972,594
Oil, Gas & Consumable Fuels - 5.8%
Chesapeake Energy Corp.	107,600	3,722,960
Devon Energy Corp.	66,400	5,198,456
EOG Resources, Inc.	92,600	6,765,356
Exxon Mobil Corp.	547,564	45,929,668
Peabody Energy Corp.	83,900	4,059,082
Petroplus Holdings AG	28,792	2,964,991
Plains Exploration & Production Co. (a)	148,700	7,109,347
Ultra Petroleum Corp. (a)	64,290	3,551,380
Valero Energy Corp.	131,300	9,697,818
		88,999,058
TOTAL ENERGY		165,971,652
FINANCIALS - 20.7%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	129,200	8,213,244
Charles Schwab Corp.	398,080	8,168,602
E*TRADE Financial Corp.	90,800	2,005,772
Franklin Resources, Inc.	42,200	5,590,234
Goldman Sachs Group, Inc.	36,800	7,976,400
Investors Financial Services Corp.	177,900	10,971,093
Janus Capital Group, Inc.	81,800	2,277,312
State Street Corp.	218,300	14,931,720
T. Rowe Price Group, Inc.	87,300	4,529,997
		64,664,374
Commercial Banks - 1.9%
Commerce Bancorp, Inc.	91,400	3,380,886
PNC Financial Services Group, Inc.	80,700	5,776,506
Standard Chartered PLC (United Kingdom)	183,757	6,014,740
U.S. Bancorp, Delaware	46,300	1,525,585
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	56,770	$ 2,909,463
Wells Fargo & Co.	274,090	9,639,745
		29,246,925
Consumer Finance - 0.6%
American Express Co.	154,700	9,464,546
Diversified Financial Services - 3.4%
Bank of America Corp.	407,700	19,932,453
Citigroup, Inc.	615,800	31,584,382
		51,516,835
Insurance - 9.6%
ACE Ltd.	163,200	10,203,264
AFLAC, Inc.	132,700	6,820,780
American International Group, Inc.	822,605	57,607,027
Berkshire Hathaway, Inc. Class A (a)	123	13,465,425
Endurance Specialty Holdings Ltd.	36,800	1,473,472
Everest Re Group Ltd.	69,400	7,539,616
Fidelity National Financial, Inc. Class A	85,400	2,023,980
Hartford Financial Services Group, Inc.	135,500	13,348,105
Lincoln National Corp.	83,800	5,945,610
National Financial Partners Corp.	126,600	5,862,846
PartnerRe Ltd.	31,900	2,472,250
Prudential Financial, Inc.	129,800	12,620,454
W.R. Berkley Corp.	228,900	7,448,406
		146,831,235
Real Estate Management & Development - 0.5%
Mitsui Fudosan Co. Ltd.	184,000	5,169,211
Move, Inc. (a)	393,600	1,763,328
		6,932,539
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	29,100	1,057,785
Hudson City Bancorp, Inc.	514,700	6,289,634
		7,347,419
TOTAL FINANCIALS		316,003,873
HEALTH CARE - 12.3%
Biotechnology - 1.9%
Amgen, Inc. (a)	34,410	1,902,529
Biogen Idec, Inc. (a)	71,200	3,809,200
Celgene Corp. (a)	67,600	3,875,508
Cephalon, Inc. (a)	76,800	6,173,952
Genentech, Inc. (a)	43,100	3,260,946
Gilead Sciences, Inc. (a)	160,100	6,207,077
PDL BioPharma, Inc. (a)	201,700	4,699,610
		29,928,822
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	26,700	3,602,097
Baxter International, Inc.	185,700	10,462,338
Becton, Dickinson & Co.	99,500	7,412,750

	Shares	Value
C.R. Bard, Inc.	82,500	$ 6,816,975
Cooper Companies, Inc.	68,568	3,656,046
DJO, Inc. (a)	147,600	6,091,452
Medtronic, Inc.	178,000	9,231,080
Mindray Medical International Ltd. sponsored ADR (d)	57,500	1,755,475
St. Jude Medical, Inc. (a)	110,270	4,575,102
		53,603,315
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	60,100	2,738,757
Cardinal Health, Inc.	85,800	6,060,912
Health Net, Inc. (a)	52,100	2,750,880
Healthways, Inc. (a)	8,800	416,856
Henry Schein, Inc. (a)	159,705	8,533,038
I-trax, Inc. (a)	230,600	961,602
Medco Health Solutions, Inc. (a)	59,400	4,632,606
UnitedHealth Group, Inc.	66,200	3,385,468
		29,480,119
Health Care Technology - 0.2%
IMS Health, Inc.	76,900	2,470,797
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)	95,600	2,379,484
Millipore Corp. (a)	64,000	4,805,760
		7,185,244
Pharmaceuticals - 4.3%
Allergan, Inc.	79,000	4,553,560
Johnson & Johnson	218,500	13,463,970
Merck & Co., Inc.	373,100	18,580,380
Pfizer, Inc.	165,800	4,239,506
Roche Holding AG (participation certificate)	30,244	5,380,408
Schering-Plough Corp.	244,900	7,454,756
Wyeth	199,700	11,450,798
		65,123,378
TOTAL HEALTH CARE		187,791,675
INDUSTRIALS - 12.2%
Aerospace & Defense - 3.4%
EDO Corp.	115,494	3,796,288
General Dynamics Corp.	187,600	14,674,072
Hexcel Corp. (a)	142,300	2,998,261
Honeywell International, Inc.	122,900	6,916,812
United Technologies Corp.	332,100	23,555,853
		51,941,286
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	55,900	2,935,868
FedEx Corp.	12,200	1,353,834
Panalpina Welttransport Holding AG	8,550	1,812,746
United Parcel Service, Inc. Class B	70,200	5,124,600
		11,227,048
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
AMR Corp. (a)	66,100	$ 1,741,735
UAL Corp. (a)	73,000	2,963,070
		4,704,805
Electrical Equipment - 0.7%
Evergreen Solar, Inc. (a)	295,300	2,746,290
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	106,300	3,876,761
Vestas Wind Systems AS (a)	69,800	4,620,667
		11,243,718
Industrial Conglomerates - 5.8%
3M Co.	114,900	9,972,171
General Electric Co.	1,409,000	53,936,520
McDermott International, Inc. (a)	185,550	15,422,916
Siemens AG sponsored ADR	46,300	6,623,678
Tyco International Ltd.	94,400	3,189,776
		89,145,061
Machinery - 0.5%
Danaher Corp.	98,300	7,421,650
Road & Rail - 0.8%
Landstar System, Inc.	101,400	4,892,550
Union Pacific Corp.	55,300	6,367,795
		11,260,345
TOTAL INDUSTRIALS		186,943,913
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 4.8%
Alcatel-Lucent SA sponsored ADR	349,500	4,893,000
Cisco Systems, Inc. (a)	1,182,600	32,935,410
Comverse Technology, Inc. (a)	156,965	3,272,720
Corning, Inc. (a)	285,400	7,291,970
Harris Corp.	119,600	6,524,180
Juniper Networks, Inc. (a)	175,400	4,414,818
Motorola, Inc.	102,400	1,812,480
QUALCOMM, Inc.	210,100	9,116,239
Research In Motion Ltd. (a)	17,800	3,559,822
		73,820,639
Computers & Peripherals - 3.0%
Apple, Inc. (a)	113,773	13,884,857
Dell, Inc. (a)	121,300	3,463,115
EMC Corp. (a)	238,900	4,324,090
Hewlett-Packard Co.	342,100	15,264,502
SanDisk Corp. (a)	81,925	4,009,410
Sun Microsystems, Inc. (a)	997,500	5,246,850
		46,192,824
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	130,314	5,009,270

	Shares	Value
Internet Software & Services - 2.5%
CMGI, Inc. (a)	695,900	$ 1,357,005
eBay, Inc. (a)	256,931	8,268,040
Google, Inc. Class A (sub. vtg.) (a)	49,825	26,077,409
Yahoo!, Inc. (a)	83,800	2,273,494
		37,975,948
IT Services - 0.6%
Paychex, Inc.	139,500	5,457,240
The Western Union Co.	174,800	3,641,084
		9,098,324
Office Electronics - 0.2%
Canon, Inc.	46,300	2,715,032
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	375,200	5,365,360
Applied Materials, Inc.	468,800	9,315,056
ARM Holdings PLC sponsored ADR	205,000	1,793,750
Broadcom Corp. Class A (a)	201,500	5,893,875
Fairchild Semiconductor International, Inc. (a)	215,000	4,153,800
FormFactor, Inc. (a)	104,088	3,986,570
Infineon Technologies AG sponsored ADR (a)	345,600	5,712,768
Intersil Corp. Class A	97,900	3,079,934
Lam Research Corp. (a)	19,700	1,012,580
Marvell Technology Group Ltd. (a)	106,720	1,943,371
Maxim Integrated Products, Inc.	196,300	6,558,383
Microchip Technology, Inc.	133,700	4,952,248
Micron Technology, Inc. (a)	177,900	2,229,087
National Semiconductor Corp.	158,700	4,486,449
Samsung Electronics Co. Ltd.	2,110	1,292,699
		61,775,930
Software - 4.4%
Adobe Systems, Inc. (a)	210,200	8,439,530
Cadence Design Systems, Inc. (a)	44,800	983,808
Cognos, Inc. (a)	109,100	4,327,997
Electronic Arts, Inc. (a)	86,400	4,088,448
Microsoft Corp.	1,247,000	36,749,090
Nintendo Co. Ltd.	7,200	2,640,960
Oracle Corp. (a)	393,500	7,755,885
Quest Software, Inc. (a)	124,300	2,012,417
		66,998,135
TOTAL INFORMATION TECHNOLOGY		303,586,102
MATERIALS - 2.3%
Chemicals - 1.3%
Monsanto Co.	137,820	9,308,363
Praxair, Inc.	152,800	11,000,072
		20,308,435
Metals & Mining - 1.0%
Alcoa, Inc.	179,700	7,283,241
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Meridian Gold, Inc. (a)	128,160	$ 3,534,653
Titanium Metals Corp.	139,560	4,451,964
		15,269,858
TOTAL MATERIALS		35,578,293
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	648,800	26,925,200
Level 3 Communications, Inc. (a)	729,000	4,264,650
Qwest Communications International, Inc. (a)	241,100	2,338,670
Verizon Communications, Inc.	423,300	17,427,261
		50,955,781
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	210,300	8,832,600
Sprint Nextel Corp.	156,600	3,243,186
		12,075,786
TOTAL TELECOMMUNICATION SERVICES		63,031,567
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	146,100	10,606,860
TOTAL COMMON STOCKS (Cost $1,223,849,506)		1,478,484,671
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	53,431,762	$ 53,431,762
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	9,943,600	9,943,600
TOTAL MONEY MARKET FUNDS (Cost $63,375,362)		63,375,362
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,287,224,868)		1,541,860,033
NET OTHER ASSETS - (0.9)%		(14,189,641)
NET ASSETS - 100%		$ 1,527,670,392
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 972,301
Fidelity Securities Lending Cash Central Fund	97,252
Total	$ 1,069,553
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Switzerland	1.8%
Netherlands Antilles	1.5%
Panama	1.0%
Others (individually less than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio

VIP Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,662,912) - See accompanying schedule: Unaffiliated issuers (cost $1,223,849,506)	$ 1,478,484,671
Fidelity Central Funds (cost $63,375,362)	63,375,362
Total Investments (cost $1,287,224,868)		$ 1,541,860,033
Receivable for investments sold		18,267,681
Receivable for fund shares sold		173,422
Dividends receivable		1,246,393
Distributions receivable from Fidelity Central Funds		171,760
Prepaid expenses		3,552
Other receivables		1,769
Total assets		1,561,724,610

Liabilities
Payable to custodian bank	$ 168,644
Payable for investments purchased	20,765,445
Payable for fund shares redeemed	2,199,153
Accrued management fee	590,924
Distribution fees payable	167,672
Other affiliated payables	129,711
Other payables and accrued expenses	89,069
Collateral on securities loaned, at value	9,943,600
Total liabilities		34,054,218

Net Assets		$ 1,527,670,392
Net Assets consist of:
Paid in capital		$ 1,195,783,250
Undistributed net investment income		5,597,552
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,655,638
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,633,952
Net Assets		$ 1,527,670,392
Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($457,773,160 ÷ 27,636,106 shares)	$ 16.56

Service Class: Net Asset Value, offering price and redemption price per share ($376,227,487 ÷ 22,868,879 shares)	$ 16.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($645,366,143 ÷ 39,592,583 shares)	$ 16.30

Investor Class: Net Asset Value, offering price and redemption price per share ($48,303,602 ÷ 2,924,409 shares)	$ 16.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth & Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 10,082,549
Interest		133
Income from Fidelity Central Funds (including $97,252 from security lending)		1,069,553
Total income		11,152,235

Expenses
Management fee	$ 3,509,363
Transfer agent fees	541,011
Distribution fees	992,531
Accounting and security lending fees	238,888
Custodian fees and expenses	17,364
Independent trustees' compensation	2,381
Audit	30,553
Legal	2,952
Miscellaneous	189,166
Total expenses before reductions	5,524,209
Expense reductions	(5,307)	5,518,902
Net investment income (loss)		5,633,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,316,624
Foreign currency transactions	10,433
Total net realized gain (loss)		79,327,057
Change in net unrealized appreciation (depreciation) on: Investment securities	35,623,473
Assets and liabilities in foreign currencies	(1,209)
Total change in net unrealized appreciation (depreciation)		35,622,264
Net gain (loss)		114,949,321
Net increase (decrease) in net assets resulting from operations		$ 120,582,654

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,633,333	$ 13,562,050
Net realized gain (loss)	79,327,057	59,358,945
Change in net unrealized appreciation (depreciation)	35,622,264	120,807,369
Net increase (decrease) in net assets resulting from operations	120,582,654	193,728,364
Distributions to shareholders from net investment income	(13,495,347)	(13,053,684)
Distributions to shareholders from net realized gain	(62,881,784)	(41,055,466)
Total distributions	(76,377,131)	(54,109,150)
Share transactions - net increase (decrease)	(37,647,739)	(215,486,550)
Total increase (decrease) in net assets	6,557,784	(75,867,336)

Net Assets
Beginning of period	1,521,112,608	1,596,979,944
End of period (including undistributed net investment income of $5,597,552 and undistributed net investment income of $13,489,068, respectively)	$ 1,527,670,392	$ 1,521,112,608

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 14.75	$ 13.91	$ 13.26	$ 10.86	$ 13.19
Income from Investment Operations
Net investment income (loss)E	.07	.15	.13	.21 H	.12	.15
Net realized and unrealized gain (loss)	1.20	1.74	.92	.56	2.42	(2.32)
Total from investment operations	1.27	1.89	1.05	.77	2.54	(2.17)
Distributions from net investment income	(.16)	(.14)	(.21)	(.12)	(.14)	(.16)
Distributions from net realized gain	(.67)	(.38)	-	-	-	-
Total distributions	(.83)	(.52)	(.21)	(.12)	(.14)	(.16)
Net asset value, end of period	$ 16.56	$ 16.12	$ 14.75	$ 13.91	$ 13.26	$ 10.86
Total Return B, C, D	8.23%	13.18%	7.63%	5.80%	23.77%	(16.61)%
Ratios to Average Net Assets F, I
Expenses before reductions	.59% A	.60%	.59%	.60%	.59%	.59%
Expenses net of fee waivers, if any	.59%A	.60%	.59%	.60%	.59%	.59%
Expenses net of all reductions	.59%A	.59%	.54%	.60%	.59%	.58%
Net investment income (loss)	.87%A	.98%	.97%	1.58%	1.02%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 457,773	$ 465,375	$ 606,102	$ 704,460	$ 785,494	$ 638,124
Portfolio turnover rate G	87%A	109%	206%	23%	25%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 14.66	$ 13.83	$ 13.18	$ 10.80	$ 13.12
Income from Investment Operations
Net investment income (loss) E	.06	.13	.12	.19 H	.11	.14
Net realized and unrealized gain (loss)	1.20	1.72	.91	.57	2.40	(2.31)
Total from investment operations	1.26	1.85	1.03	.76	2.51	(2.17)
Distributions from net investment income	(.15)	(.12)	(.20)	(.11)	(.13)	(.15)
Distributions from net realized gain	(.67)	(.38)	-	-	-	-
Total distributions	(.82)	(.50)	(.20)	(.11)	(.13)	(.15)
Net asset value, end of period	$ 16.45	$ 16.01	$ 14.66	$ 13.83	$ 13.18	$ 10.80
Total Return B, C, D	8.19%	13.01%	7.53%	5.75%	23.60%	(16.69)%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.70%	.69%	.70%	.69%	.69%
Expenses net of fee waivers, if any	.69%A	.70%	.69%	.70%	.69%	.69%
Expenses net of all reductions	.69%A	.69%	.64%	.70%	.69%	.68%
Net investment income (loss)	.77%A	.88%	.87%	1.48%	.92%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,227	$ 375,775	$ 384,527	$ 401,392	$ 357,585	$ 250,160
Portfolio turnover rate G	87%A	109%	206%	23%	25%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 14.53	$ 13.71	$ 13.09	$ 10.73	$ 13.07
Income from Investment Operations
Net investment income (loss) E	.05	.11	.10	.17 H	.09	.12
Net realized and unrealized gain (loss)	1.19	1.71	.90	.55	2.39	(2.30)
Total from investment operations	1.24	1.82	1.00	.72	2.48	(2.18)
Distributions from net investment income	(.13)	(.11)	(.18)	(.10)	(.12)	(.16)
Distributions from net realized gain	(.67)	(.38)	-	-	-	-
Total distributions	(.80)	(.49)	(.18)	(.10)	(.12)	(.16)
Net asset value, end of period	$ 16.30	$ 15.86	$ 14.53	$ 13.71	$ 13.09	$ 10.73
Total Return B, C, D	8.12%	12.86%	7.40%	5.52%	23.44%	(16.84) %
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.85%	.84%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.84% A	.85%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.84%A	.84%	.79%	.85%	.84%	.84%
Net investment income (loss)	.62%A	.73%	.70%	1.33%	.76%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 645,366	$ 645,360	$ 596,787	$ 525,504	$ 341,989	$ 140,890
Portfolio turnover rate G	87%A	109%	206%	23%	25%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 14.74	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.06	.13	.03
Net realized and unrealized gain (loss)	1.21	1.72	1.07
Total from investment operations	1.27	1.85	1.10
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(.67)	(.38)	-
Total distributions	(.82)	(.52)	-
Net asset value, end of period	$ 16.52	$ 16.07	$ 14.74
Total Return B, C, D	8.25%	12.95%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.73%	.78%A
Expenses net of fee waivers, if any	.71% A	.73%	.78%A
Expenses net of all reductions	.71% A	.72%	.72%A
Net investment income (loss)	.75% A	.85%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,304	$ 34,603	$ 9,564
Portfolio turnover rate G	87% A	109%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio

VIP Growth Opportunities Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	12.9	12.5
eBay, Inc.	5.2	7.7
Goldman Sachs Group, Inc.	4.9	0.1
Valero Energy Corp.	4.3	2.6
Research In Motion Ltd.	4.3	2.8
Cognizant Technology Solutions Corp. Class A	4.1	2.4
Apple, Inc.	3.8	3.2
Morgan Stanley	3.5	0.8
UnitedHealth Group, Inc.	3.5	5.8
Chicago Mercantile Exchange Holdings, Inc. Class A	2.6	1.0
	49.1
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.3	41.0
Financials	21.5	8.4
Energy	13.7	16.0
Health Care	8.4	14.2
Consumer Discretionary	6.3	11.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 99.0%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	16.6%	** Foreign investments	15.8%

Semiannual Report

VIP Growth Opportunities Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp. (a)(d)	151,500	$ 11,573,085
Wynn Resorts Ltd. (d)	32,900	2,950,801
		14,523,886
Internet & Catalog Retail - 0.0%
Submarino SA	2,900	120,639
Media - 0.2%
The Walt Disney Co.	28,800	983,232
Multiline Retail - 1.6%
Sears Holdings Corp. (a)	55,300	9,373,350
Target Corp.	10,000	636,000
		10,009,350
Specialty Retail - 1.3%
Gamestop Corp. Class A (a)	46,700	1,825,970
J. Crew Group, Inc.	1,300	70,317
Zumiez, Inc. (a)(d)	169,407	6,400,196
		8,296,483
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	67,900	3,217,781
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	46,700	2,131,855
		5,349,636
TOTAL CONSUMER DISCRETIONARY		39,283,226
ENERGY - 13.7%
Energy Equipment & Services - 4.5%
Diamond Offshore Drilling, Inc.	14,500	1,472,620
GlobalSantaFe Corp.	45,800	3,309,050
Grant Prideco, Inc. (a)	68,400	3,681,972
National Oilwell Varco, Inc. (a)	65,700	6,848,568
Pride International, Inc. (a)	83,500	3,127,910
Schlumberger Ltd. (NY Shares)	71,600	6,081,704
Transocean, Inc. (a)	20,200	2,140,796
Weatherford International Ltd. (a)	27,700	1,530,148
		28,192,768
Oil, Gas & Consumable Fuels - 9.2%
Cabot Oil & Gas Corp.	15,600	575,328
Chesapeake Energy Corp.	78,100	2,702,260
Devon Energy Corp.	15,900	1,244,811
EOG Resources, Inc.	56,400	4,120,584
Goodrich Petroleum Corp. (d)	16,200	561,006
Noble Energy, Inc.	15,700	979,523
Peabody Energy Corp.	113,701	5,500,854
Petroplus Holdings AG	17,403	1,792,156
Quicksilver Resources, Inc. (a)	16,200	722,196
Southwestern Energy Co. (a)	13,000	578,500

	Shares	Value
Ultra Petroleum Corp. (a)	200,800	$ 11,092,192
Valero Energy Corp.	364,500	26,921,970
		56,791,380
TOTAL ENERGY		84,984,148
FINANCIALS - 21.5%
Capital Markets - 15.5%
Ashmore Group plc	1,204,000	6,509,798
BlackRock, Inc. Class A	4,400	688,996
Charles Schwab Corp.	26,300	539,676
EFG International	12,960	598,350
Fortress Investment Group LLC (d)	588,314	14,013,639
Goldman Sachs Group, Inc.	139,965	30,337,414
Greenhill & Co., Inc.	75,200	5,166,992
Lazard Ltd. Class A	137,200	6,178,116
Morgan Stanley	262,100	21,984,948
T. Rowe Price Group, Inc.	8,700	451,443
The Blackstone Group LP	326,900	9,568,363
		96,037,735
Commercial Banks - 0.1%
Standard Chartered PLC (United Kingdom)	24,629	806,157
Diversified Financial Services - 5.8%
Chicago Mercantile Exchange Holdings, Inc. Class A	30,386	16,237,063
Deutsche Boerse AG	10,400	1,178,811
Moody's Corp.	62,000	3,856,400
NETeller PLC (a)	154,148	272,399
NYSE Euronext (d)	26,400	1,943,568
Oaktree Capital Group LLC (a)(e)	300,000	12,375,000
		35,863,241
Real Estate Management & Development - 0.1%
Country Garden Holdings Co. Ltd.	345,000	291,206
TOTAL FINANCIALS		132,998,339
HEALTH CARE - 8.4%
Biotechnology - 3.4%
Amylin Pharmaceuticals, Inc. (a)	8,729	359,286
Celgene Corp. (a)	203,700	11,678,121
Genentech, Inc. (a)	15,900	1,202,994
Gilead Sciences, Inc. (a)	155,400	6,024,858
NeurogesX, Inc.	121,500	1,033,965
Vertex Pharmaceuticals, Inc. (a)	18,000	514,080
		20,813,304
Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	4,400	593,604
C.R. Bard, Inc.	10,000	826,300
Inverness Medical Innovations, Inc. (a)	18,700	954,074
		2,373,978
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.7%
Brookdale Senior Living, Inc.	23,400	$ 1,066,338
UnitedHealth Group, Inc.	426,155	21,793,567
		22,859,905
Health Care Technology - 0.2%
Cerner Corp. (a)	20,100	1,114,947
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	79,000	955,900
Pharmaceuticals - 0.6%
Allergan, Inc.	59,200	3,412,288
Merck & Co., Inc.	8,800	438,240
		3,850,528
TOTAL HEALTH CARE		51,968,562
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
General Dynamics Corp.	3,500	273,770
Lockheed Martin Corp.	3,500	329,455
United Technologies Corp.	5,000	354,650
		957,875
Airlines - 0.1%
AirAsia BHD (a)	408,600	224,863
AMR Corp. (a)	25,400	669,290
		894,153
Construction & Engineering - 1.2%
Fluor Corp.	63,600	7,083,132
Granite Construction, Inc.	4,200	269,556
		7,352,688
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	71,200	1,609,120
Suzlon Energy Ltd.	16,281	600,720
		2,209,840
TOTAL INDUSTRIALS		11,414,556
INFORMATION TECHNOLOGY - 41.3%
Communications Equipment - 8.2%
ADVA AG Optical Networking (a)	24,969	240,269
Ciena Corp. (a)(d)	115,300	4,165,789
Cisco Systems, Inc. (a)	59,600	1,659,860
F5 Networks, Inc. (a)	14,700	1,184,820
Infinera Corp.	1,600	39,872
Juniper Networks, Inc. (a)	85,400	2,149,518
QUALCOMM, Inc.	337,600	14,648,464
Research In Motion Ltd. (a)	132,970	26,592,671
		50,681,263
Computers & Peripherals - 4.7%
Apple, Inc. (a)	193,500	23,614,740
EMC Corp. (a)	115,000	2,081,500

	Shares	Value
Hewlett-Packard Co.	46,700	$ 2,083,754
SanDisk Corp. (a)	24,900	1,218,606
		28,998,600
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A (a)	500	31,525
Internet Software & Services - 19.1%
Akamai Technologies, Inc. (a)	126,500	6,152,960
eBay, Inc. (a)(d)	1,000,629	32,200,241
Google, Inc. Class A (sub. vtg.) (a)	152,500	79,815,449
NHN Corp.	468	85,358
		118,254,008
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	343,991	25,830,284
Mastercard, Inc. Class A (d)	52,375	8,687,441
Satyam Computer Services Ltd. sponsored ADR	147,400	3,649,624
		38,167,349
Semiconductors & Semiconductor Equipment - 1.1%
Marvell Technology Group Ltd. (a)	345,100	6,284,271
MEMC Electronic Materials, Inc. (a)	15,000	916,800
		7,201,071
Software - 2.1%
Electronic Arts, Inc. (a)	80,700	3,818,724
Nintendo Co. Ltd.	22,200	8,142,960
Salesforce.com, Inc. (a)	21,400	917,204
		12,878,888
TOTAL INFORMATION TECHNOLOGY		256,212,704
MATERIALS - 1.8%
Chemicals - 0.4%
Ecolab, Inc.	13,100	559,370
Monsanto Co.	23,000	1,553,420
		2,112,790
Metals & Mining - 1.4%
Arcelor Mittal	85,100	5,310,240
Carpenter Technology Corp.	13,400	1,746,154
Central African Mining & Exploration Co. PLC (a)	7,800	10,299
Freeport-McMoRan Copper & Gold, Inc. Class B	3,697	306,186
Titanium Metals Corp.	44,000	1,403,600
		8,776,479
TOTAL MATERIALS		10,889,269
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	310,609	12,890,274
Level 3 Communications, Inc. (a)	82,100	480,285
		13,370,559
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.0%
America Movil SAB de CV Series L sponsored ADR	99,000	$ 6,131,070
American Tower Corp. Class A (a)	50,500	2,121,000
Bharti Airtel Ltd. (a)	149,642	3,105,337
China Mobile (Hong Kong) Ltd. sponsored ADR	18,300	986,370
		12,343,777
TOTAL TELECOMMUNICATION SERVICES		25,714,336
TOTAL COMMON STOCKS (Cost $479,044,746)		613,465,140
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 5.32% (b)	9,671,950	9,671,950
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	38,796,525	38,796,525
TOTAL MONEY MARKET FUNDS (Cost $48,468,475)		48,468,475
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $527,513,221)		661,933,615
NET OTHER ASSETS - (6.8)%		(41,981,361)
NET ASSETS - 100%		$ 619,952,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,375,000 or 2.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,503
Fidelity Securities Lending Cash Central Fund	56,333
Total	$ 199,836
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.4%
Canada	6.1%
Bermuda	2.0%
Japan	1.3%
United Kingdom	1.3%
India	1.2%
Mexico	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $129,942,871 of which $14,327,994 and $115,614,877 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,943,626) - See accompanying schedule: Unaffiliated issuers (cost $479,044,746)	$ 613,465,140
Fidelity Central Funds (cost $48,468,475)	48,468,475
Total Investments (cost $527,513,221)		$ 661,933,615
Foreign currency held at value (cost $111,912)		112,800
Receivable for investments sold		7,656,703
Receivable for fund shares sold		204,634
Dividends receivable		236,250
Distributions receivable from Fidelity Central Funds		58,851
Prepaid expenses		1,212
Other receivables		479
Total assets		670,204,544

Liabilities
Payable for investments purchased	$ 10,418,461
Payable for fund shares redeemed	594,100
Accrued management fee	289,309
Distribution fees payable	30,322
Other affiliated payables	56,599
Other payables and accrued expenses	66,974
Collateral on securities loaned, at value	38,796,525
Total liabilities		50,252,290

Net Assets		$ 619,952,254
Net Assets consist of:
Paid in capital		$ 583,078,032
Accumulated net investment loss		(980,843)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,556,791)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		134,411,856
Net Assets		$ 619,952,254

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($314,626,729 ÷ 15,377,166 shares)	$ 20.46

Service Class: Net Asset Value, offering price and redemption price per share ($207,078,932 ÷ 10,136,061 shares)	$ 20.43

Service Class 2: Net Asset Value, offering price and redemption price per share ($63,711,670 ÷ 3,139,864 shares)	$ 20.29

Investor Class: Net Asset Value, offering price and redemption price per share ($34,534,923 ÷ 1,693,532 shares)	$ 20.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Opportunities Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 1,020,474
Interest		469
Income from Fidelity Central Funds (including $56,333 from security lending)		199,836
Total income		1,220,779

Expenses
Management fee	$ 1,646,373
Transfer agent fees	219,361
Distribution fees	169,472
Accounting and security lending fees	113,401
Custodian fees and expenses	20,609
Independent trustees' compensation	902
Audit	28,142
Legal	1,101
Miscellaneous	(2,868)
Total expenses before reductions	2,196,493
Expense reductions	(2,113)	2,194,380
Net investment income (loss)		(973,601)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,407,261
Foreign currency transactions	(982)
Total net realized gain (loss)		36,406,279
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $91,600)	34,028,741
Assets and liabilities in foreign currencies	1,680
Total change in net unrealized appreciation (depreciation)		34,030,421
Net gain (loss)		70,436,700
Net increase (decrease) in net assets resulting from operations		$ 69,463,099

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (973,601)	$ 219,923
Net realized gain (loss)	36,406,279	57,781,718
Change in net unrealized appreciation (depreciation)	34,030,421	(31,012,160)
Net increase (decrease) in net assets resulting from operations	69,463,099	26,989,481
Distributions to shareholders from net investment income	-	(4,129,406)
Share transactions - net increase (decrease)	(10,474,993)	(128,096,300)
Total increase (decrease) in net assets	58,988,106	(105,236,225)

Net Assets
Beginning of period	560,964,148	666,200,373
End of period (including accumulated net investment loss of $980,843 and undistributed net investment income of $18,047, respectively)	$ 619,952,254	$ 560,964,148

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13
Income from Investment Operations
Net investment income (loss) E	(.03)	.02 H	.10	.14 I	.08	.09
Net realized and unrealized gain (loss)	2.33	.92	1.32	.94	3.38	(3.37)
Total from investment operations	2.30	.94	1.42	1.08	3.46	(3.28)
Distributions from net investment income	-	(.12)	(.15)	(.08)	(.10)	(.14)
Net asset value, end of period	$ 20.46	$ 18.16	$ 17.34	$ 16.07	$ 15.07	$ 11.71
Total Return B, C, D	12.67%	5.46%	8.89%	7.19%	29.87%	(21.84)%
Ratios to Average Net Assets F, J
Expenses before reductions	.68% A	.72%	.70%	.72%	.72%	.70%
Expenses net of fee waivers, if any	.68% A	.72%	.70%	.72%	.72%	.70%
Expenses net of all reductions	.68% A	.67%	.65%	.70%	.70%	.66%
Net investment income (loss)	(.27)% A	.10% H	.65%	.91%	.64%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,627	$ 310,736	$ 400,644	$ 459,975	$ 490,710	$ 403,476
Portfolio turnover rate G	94% A	128%	123%	65%	62%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. I Investment income per share reflects a special dividend which amounted to $.04 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.14	$ 17.33	$ 16.05	$ 15.06	$ 11.70	$ 15.11
Income from Investment Operations
Net investment income (loss) E	(.04)	- H, K	.09	.12 I	.07	.08
Net realized and unrealized gain (loss)	2.33	.91	1.32	.94	3.37	(3.37)
Total from investment operations	2.29	.91	1.41	1.06	3.44	(3.29)
Distributions from net investment income	-	(.10)	(.13)	(.07)	(.08)	(.12)
Net asset value, end of period	$ 20.43	$ 18.14	$ 17.33	$ 16.05	$ 15.06	$ 11.70
Total Return B, C, D	12.62%	5.30%	8.86%	7.06%	29.66%	(21.92)%
Ratios to Average Net Assets F, J
Expenses before reductions	.78% A	.82%	.80%	.82%	.82%	.80%
Expenses net of fee waivers, if any	.78% A	.82%	.80%	.82%	.82%	.80%
Expenses net of all reductions	.78% A	.78%	.75%	.80%	.80%	.77%
Net investment income (loss)	(.37)% A	-% H, K	.54%	.81%	.54%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,079	$ 176,556	$ 200,798	$ 212,890	$ 224,660	$ 188,318
Portfolio turnover rate G	94% A	128%	123%	65%	62%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. I Investment income per share reflects a special dividend which amounted to $.04 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 17.23	$ 15.96	$ 14.98	$ 11.64	$ 15.04
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03) H	.06	.10 I	.05	.05
Net realized and unrealized gain (loss)	2.31	.91	1.32	.93	3.35	(3.34)
Total from investment operations	2.26	.88	1.38	1.03	3.40	(3.29)
Distributions from net investment income	-	(.08)	(.11)	(.05)	(.06)	(.11)
Net asset value, end of period	$ 20.29	$ 18.03	$ 17.23	$ 15.96	$ 14.98	$ 11.64
Total Return B, C, D	12.53%	5.12%	8.68%	6.89%	29.40%	(22.01)%
Ratios to Average Net Assets F, J
Expenses before reductions	.94% A	.99%	.96%	.98%	.99%	.97%
Expenses net of fee waivers, if any	.94% A	.99%	.96%	.98%	.99%	.97%
Expenses net of all reductions	.94% A	.94%	.92%	.96%	.96%	.94%
Net investment income (loss)	(.52)% A	(.17)% H	.38%	.65%	.37%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,712	$ 60,690	$ 60,406	$ 60,938	$ 60,129	$ 41,486
Portfolio turnover rate G	94% A	128%	123%	65%	62%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%. I Investment income per share reflects a special dividend which amounted to $.04 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 17.33	$ 16.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01) H	.02
Net realized and unrealized gain (loss)	2.32	.91	1.11
Total from investment operations	2.28	.90	1.13
Distributions from net investment income	-	(.12)	-
Net asset value, end of period	$ 20.39	$ 18.11	$ 17.33
Total Return B, C, D	12.59%	5.26%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.88%	.87% A
Expenses net of fee waivers, if any	.80% A	.88%	.87% A
Expenses net of all reductions	.80% A	.83%	.83% A
Net investment income (loss)	(.39)% A	(.06)% H	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,535	$ 12,982	$ 4,353
Portfolio turnover rate G	94% A	128%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

VIP Index 500 Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.4
General Electric Co.	2.9	3.0
AT&T, Inc.	1.9	1.0
Citigroup, Inc.	1.9	2.1
Microsoft Corp.	1.8	2.0
Bank of America Corp.	1.6	1.9
Procter & Gamble Co.	1.4	1.6
American International Group, Inc.	1.3	1.4
Chevron Corp.	1.3	1.2
Pfizer, Inc.	1.3	1.4
	18.8
Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	21.9
Information Technology	15.0	14.8
Health Care	11.4	11.8
Industrials	11.1	10.6
Energy	10.5	9.6
Consumer Discretionary	9.9	10.4
Consumer Staples	9.1	9.1
Telecommunication Services	3.7	3.5
Utilities	3.4	3.5
Materials	3.0	2.9
Asset Allocation
To match the Standard & Poor's 500 Index, the VIP Index 500 portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

VIP Index 500 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.2%
Johnson Controls, Inc.	45,710	$ 5,291,847
The Goodyear Tire & Rubber Co. (a)(d)	47,796	1,661,389
		6,953,236
Automobiles - 0.4%
Ford Motor Co. (d)	435,585	4,103,211
General Motors Corp.	131,069	4,954,408
Harley-Davidson, Inc.	59,669	3,556,869
		12,614,488
Distributors - 0.1%
Genuine Parts Co.	39,472	1,957,811
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	32,422	1,894,417
H&R Block, Inc.	74,814	1,748,403
		3,642,820
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	102,495	4,998,681
Darden Restaurants, Inc.	32,755	1,440,892
Harrah's Entertainment, Inc.	43,250	3,687,495
Hilton Hotels Corp.	90,297	3,022,241
International Game Technology	77,019	3,057,654
Marriott International, Inc. Class A	76,081	3,289,742
McDonald's Corp.	276,592	14,039,810
Starbucks Corp. (a)	171,620	4,503,309
Starwood Hotels & Resorts Worldwide, Inc.	49,834	3,342,366
Wendy's International, Inc.	20,214	742,865
Wyndham Worldwide Corp. (a)	42,235	1,531,441
Yum! Brands, Inc.	121,352	3,970,637
		47,627,133
Household Durables - 0.6%
Black & Decker Corp.	15,283	1,349,642
Centex Corp.	27,672	1,109,647
D.R. Horton, Inc.	63,311	1,261,788
Fortune Brands, Inc.	35,390	2,915,074
Harman International Industries, Inc.	15,093	1,762,862
KB Home (d)	17,798	700,707
Leggett & Platt, Inc.	41,040	904,932
Lennar Corp. Class A	32,258	1,179,352
Newell Rubbermaid, Inc.	64,614	1,901,590
Pulte Homes, Inc.	49,220	1,104,989
Snap-On, Inc.	13,431	678,400
The Stanley Works	19,317	1,172,542
Whirlpool Corp.	18,284	2,033,181
		18,074,706
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	72,053	4,929,146
IAC/InterActiveCorp (a)	50,622	1,752,027
		6,681,173

	Shares	Value
Leisure Equipment & Products - 0.2%
Brunswick Corp.	20,935	$ 683,109
Eastman Kodak Co.	66,651	1,854,897
Hasbro, Inc.	36,923	1,159,751
Mattel, Inc.	91,127	2,304,602
		6,002,359
Media - 3.3%
CBS Corp. Class B	169,714	5,654,870
Clear Channel Communications, Inc.	114,998	4,349,224
Comcast Corp. Class A	720,986	20,274,126
Dow Jones & Co., Inc.	15,141	869,850
E.W. Scripps Co. Class A	19,312	882,365
Gannett Co., Inc.	54,367	2,987,467
Interpublic Group of Companies, Inc.	108,630	1,238,382
McGraw-Hill Companies, Inc.	79,511	5,413,109
Meredith Corp.	9,025	555,940
News Corp. Class A	539,621	11,445,361
Omnicom Group, Inc.	76,638	4,055,683
The DIRECTV Group, Inc. (a)	178,619	4,127,885
The New York Times Co. Class A (d)	33,341	846,861
The Walt Disney Co.	459,096	15,673,537
Time Warner, Inc.	877,002	18,452,122
Tribune Co.	19,578	575,593
Viacom, Inc. Class B (non-vtg.) (a)	159,655	6,646,438
		104,048,813
Multiline Retail - 1.1%
Big Lots, Inc. (a)	25,367	746,297
Dillard's, Inc. Class A	14,111	507,008
Dollar General Corp.	72,949	1,599,042
Family Dollar Stores, Inc.	34,939	1,199,106
JCPenney Co., Inc.	52,123	3,772,663
Kohl's Corp. (a)	74,745	5,309,137
Macy's, Inc.	106,483	4,235,894
Nordstrom, Inc.	52,002	2,658,342
Sears Holdings Corp. (a)	19,078	3,233,721
Target Corp.	197,270	12,546,372
		35,807,582
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	20,444	1,492,003
AutoNation, Inc. (a)	35,003	785,467
AutoZone, Inc. (a)	11,068	1,512,110
Bed Bath & Beyond, Inc. (a)	63,455	2,283,745
Best Buy Co., Inc.	93,787	4,377,039
Circuit City Stores, Inc.	32,041	483,178
Gap, Inc.	122,828	2,346,015
Home Depot, Inc.	457,361	17,997,155
Limited Brands, Inc.	79,286	2,176,401
Lowe's Companies, Inc.	348,681	10,701,020
Office Depot, Inc. (a)	64,055	1,940,867
OfficeMax, Inc.	17,456	686,021
RadioShack Corp.	31,406	1,040,795
Sherwin-Williams Co.	25,361	1,685,746
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	165,700	$ 3,932,061
Tiffany & Co., Inc.	31,679	1,680,888
TJX Companies, Inc.	105,382	2,898,005
		58,018,516
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	85,983	4,074,734
Jones Apparel Group, Inc.	25,229	712,719
Liz Claiborne, Inc.	24,218	903,331
NIKE, Inc. Class B	87,836	5,119,960
Polo Ralph Lauren Corp. Class A	14,197	1,392,868
VF Corp.	20,641	1,890,303
		14,093,915
TOTAL CONSUMER DISCRETIONARY		315,522,552
CONSUMER STAPLES - 9.1%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	176,027	9,181,568
Brown-Forman Corp. Class B (non-vtg.)	18,257	1,334,222
Coca-Cola Enterprises, Inc.	64,625	1,551,000
Constellation Brands, Inc. Class A (sub. vtg.)	44,758	1,086,724
Molson Coors Brewing Co. Class B	10,970	1,014,286
Pepsi Bottling Group, Inc.	30,479	1,026,533
PepsiCo, Inc.	377,382	24,473,223
The Coca-Cola Co.	465,573	24,354,124
		64,021,680
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	103,477	6,055,474
CVS Caremark Corp.	357,589	13,034,119
Kroger Co.	164,018	4,613,826
Safeway, Inc.	102,308	3,481,541
SUPERVALU, Inc.	48,145	2,230,076
Sysco Corp.	143,166	4,723,046
Wal-Mart Stores, Inc.	561,624	27,019,731
Walgreen Co.	231,868	10,095,533
Whole Foods Market, Inc.	32,751	1,254,363
		72,507,709
Food Products - 1.4%
Archer-Daniels-Midland Co.	151,222	5,003,936
Campbell Soup Co.	50,266	1,950,823
ConAgra Foods, Inc.	115,395	3,099,510
Dean Foods Co.	30,117	959,829
General Mills, Inc.	80,244	4,687,854
H.J. Heinz Co.	75,260	3,572,592
Hershey Co.	39,716	2,010,424
Kellogg Co.	58,034	3,005,581
Kraft Foods, Inc. Class A	371,634	13,100,099
McCormick & Co., Inc. (non-vtg.)	30,161	1,151,547
Sara Lee Corp.	170,185	2,961,219

	Shares	Value
Tyson Foods, Inc. Class A	58,568	$ 1,349,407
Wm. Wrigley Jr. Co.	49,951	2,762,790
		45,615,611
Household Products - 2.0%
Clorox Co.	35,159	2,183,374
Colgate-Palmolive Co.	118,500	7,684,725
Kimberly-Clark Corp.	105,675	7,068,601
Procter & Gamble Co.	729,530	44,639,941
		61,576,641
Personal Products - 0.2%
Avon Products, Inc.	101,676	3,736,593
Estee Lauder Companies, Inc. Class A	27,334	1,243,970
		4,980,563
Tobacco - 1.2%
Altria Group, Inc.	487,272	34,177,258
Reynolds American, Inc. (d)	39,639	2,584,463
UST, Inc.	37,107	1,993,017
		38,754,738
TOTAL CONSUMER STAPLES		287,456,942
ENERGY - 10.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	74,214	6,243,624
BJ Services Co.	67,959	1,932,754
ENSCO International, Inc.	34,540	2,107,285
Halliburton Co.	211,764	7,305,858
Nabors Industries Ltd. (a)	65,221	2,177,077
National Oilwell Varco, Inc. (a)	41,149	4,289,372
Noble Corp.	31,050	3,027,996
Rowan Companies, Inc.	25,633	1,050,440
Schlumberger Ltd. (NY Shares)	273,045	23,192,442
Smith International, Inc.	46,445	2,723,535
Transocean, Inc. (a)	66,757	7,074,907
Weatherford International Ltd. (a)	78,145	4,316,730
		65,442,020
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	107,480	5,587,885
Apache Corp.	76,722	6,259,748
Chesapeake Energy Corp.	94,862	3,282,225
Chevron Corp.	497,927	41,945,370
ConocoPhillips	378,651	29,724,104
CONSOL Energy, Inc.	42,186	1,945,196
Devon Energy Corp.	103,053	8,068,019
El Paso Corp.	162,229	2,795,206
EOG Resources, Inc.	56,667	4,140,091
Exxon Mobil Corp.	1,305,093	109,471,197
Hess Corp.	63,215	3,727,156
Marathon Oil Corp.	158,920	9,528,843
Murphy Oil Corp.	43,585	2,590,692
Occidental Petroleum Corp.	193,175	11,180,969
Peabody Energy Corp.	61,387	2,969,903
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	146,380	$ 3,800,025
Sunoco, Inc.	28,137	2,241,956
Valero Energy Corp.	127,188	9,394,106
Williams Companies, Inc.	138,741	4,386,990
XTO Energy, Inc.	88,817	5,337,902
		268,377,583
TOTAL ENERGY		333,819,603
FINANCIALS - 20.4%
Capital Markets - 3.6%
Ameriprise Financial, Inc.	54,501	3,464,629
Bank of New York Co., Inc.	175,138	7,257,719
Bear Stearns Companies, Inc.	27,577	3,860,780
Charles Schwab Corp.	234,417	4,810,237
E*TRADE Financial Corp.	98,894	2,184,568
Federated Investors, Inc. Class B (non-vtg.)	20,520	786,532
Franklin Resources, Inc.	38,170	5,056,380
Goldman Sachs Group, Inc.	94,633	20,511,703
Janus Capital Group, Inc.	42,955	1,195,867
Legg Mason, Inc.	30,467	2,997,343
Lehman Brothers Holdings, Inc.	123,395	9,195,395
Mellon Financial Corp.	96,454	4,243,976
Merrill Lynch & Co., Inc.	201,744	16,861,764
Morgan Stanley	244,170	20,480,980
Northern Trust Corp.	43,715	2,808,252
State Street Corp.	92,000	6,292,800
T. Rowe Price Group, Inc.	61,538	3,193,207
		115,202,132
Commercial Banks - 3.7%
BB&T Corp.	125,699	5,113,435
Comerica, Inc.	36,129	2,148,592
Commerce Bancorp, Inc.	44,337	1,640,026
Compass Bancshares, Inc.	30,514	2,104,856
Fifth Third Bancorp	127,440	5,068,289
First Horizon National Corp. (d)	29,133	1,136,187
Huntington Bancshares, Inc.	84,635	1,924,600
KeyCorp	90,886	3,120,116
M&T Bank Corp.	17,554	1,876,523
Marshall & Ilsley Corp.	60,029	2,859,181
National City Corp.	133,390	4,444,555
PNC Financial Services Group, Inc.	79,909	5,719,886
Regions Financial Corp.	163,263	5,404,005
SunTrust Banks, Inc.	82,621	7,083,925
Synovus Financial Corp.	75,753	2,325,617
U.S. Bancorp, Delaware	402,821	13,272,952
Wachovia Corp.	443,278	22,717,998

	Shares	Value
Wells Fargo & Co.	773,739	$ 27,212,401
Zions Bancorp	25,484	1,959,974
		117,133,118
Consumer Finance - 0.9%
American Express Co.	275,374	16,847,381
Capital One Financial Corp.	95,736	7,509,532
SLM Corp.	95,315	5,488,238
		29,845,151
Diversified Financial Services - 5.0%
Bank of America Corp.	1,028,125	50,265,031
Chicago Mercantile Exchange Holdings, Inc. Class A	8,227	4,396,180
CIT Group, Inc.	44,432	2,436,207
Citigroup, Inc.	1,145,971	58,776,853
JPMorgan Chase & Co.	791,432	38,344,880
Moody's Corp.	53,284	3,314,265
		157,533,416
Insurance - 4.6%
ACE Ltd.	75,423	4,715,446
AFLAC, Inc.	113,322	5,824,751
Allstate Corp.	140,722	8,655,810
AMBAC Financial Group, Inc.	23,614	2,058,905
American International Group, Inc.	601,022	42,089,571
Aon Corp. (d)	68,023	2,898,460
Assurant, Inc.	22,989	1,354,512
Cincinnati Financial Corp.	39,775	1,726,235
Genworth Financial, Inc. Class A (non-vtg.)	96,918	3,333,979
Hartford Financial Services Group, Inc.	73,363	7,226,989
Lincoln National Corp.	62,732	4,450,835
Loews Corp.	103,265	5,264,450
Marsh & McLennan Companies, Inc.	128,677	3,973,546
MBIA, Inc.	30,303	1,885,453
MetLife, Inc.	171,813	11,078,502
Principal Financial Group, Inc.	62,041	3,616,370
Progressive Corp.	170,565	4,081,620
Prudential Financial, Inc.	108,331	10,533,023
SAFECO Corp.	24,600	1,531,596
The Chubb Corp.	93,013	5,035,724
The Travelers Companies, Inc.	153,833	8,230,066
Torchmark Corp.	22,126	1,482,442
UnumProvident Corp.	79,419	2,073,630
XL Capital Ltd. Class A	43,079	3,631,129
		146,753,044
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	22,508	1,134,853
Archstone-Smith Trust	51,644	3,052,677
AvalonBay Communities, Inc.	18,452	2,193,574
Boston Properties, Inc.	27,570	2,815,724
Developers Diversified Realty Corp.	28,948	1,525,849
Equity Residential (SBI)	67,359	3,073,591
General Growth Properties, Inc.	56,780	3,006,501
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc.	120,947	$ 2,796,295
Kimco Realty Corp.	52,547	2,000,464
Plum Creek Timber Co., Inc.	40,951	1,706,019
ProLogis Trust	59,447	3,382,534
Public Storage	28,438	2,184,607
Simon Property Group, Inc.	51,753	4,815,099
Vornado Realty Trust	30,258	3,323,539
		37,011,326
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	43,439	1,585,524
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	137,475	4,997,216
Fannie Mae	225,432	14,727,473
Freddie Mac	153,263	9,303,064
Hudson City Bancorp, Inc.	112,254	1,371,744
MGIC Investment Corp.	19,245	1,094,271
Sovereign Bancorp, Inc.	83,660	1,768,572
Washington Mutual, Inc.	205,968	8,782,476
		42,044,816
TOTAL FINANCIALS		647,108,527
HEALTH CARE - 11.4%
Biotechnology - 1.1%
Amgen, Inc. (a)	268,662	14,854,322
Biogen Idec, Inc. (a)	66,201	3,541,754
Celgene Corp. (a)	88,013	5,045,785
Genzyme Corp. (a)	60,897	3,921,767
Gilead Sciences, Inc. (a)	216,346	8,387,734
		35,751,362
Health Care Equipment & Supplies - 1.6%
Bausch & Lomb, Inc.	12,589	874,180
Baxter International, Inc.	150,941	8,504,016
Becton, Dickinson & Co.	56,757	4,228,397
Biomet, Inc.	56,875	2,600,325
Boston Scientific Corp. (a)	274,897	4,216,920
C.R. Bard, Inc.	23,925	1,976,923
Hospira, Inc. (a)	36,097	1,409,227
Medtronic, Inc.	266,790	13,835,729
St. Jude Medical, Inc. (a)	78,381	3,252,028
Stryker Corp.	69,185	4,364,882
Varian Medical Systems, Inc. (a)	29,532	1,255,405
Zimmer Holdings, Inc. (a)	54,855	4,656,641
		51,174,673
Health Care Providers & Services - 2.2%
Aetna, Inc.	119,637	5,910,068
AmerisourceBergen Corp.	44,269	2,189,987
Cardinal Health, Inc.	89,114	6,295,013
CIGNA Corp.	66,675	3,481,769
Coventry Health Care, Inc. (a)	36,219	2,088,025

	Shares	Value
Express Scripts, Inc. (a)	63,116	$ 3,156,431
Humana, Inc. (a)	38,930	2,371,226
Laboratory Corp. of America Holdings (a)	27,245	2,132,194
Manor Care, Inc.	16,952	1,106,796
McKesson Corp.	68,436	4,081,523
Medco Health Solutions, Inc. (a)	64,901	5,061,629
Patterson Companies, Inc. (a)	32,234	1,201,361
Quest Diagnostics, Inc.	36,606	1,890,700
Tenet Healthcare Corp. (a)	109,587	713,411
UnitedHealth Group, Inc.	310,457	15,876,771
WellPoint, Inc. (a)	142,169	11,349,351
		68,906,255
Health Care Technology - 0.1%
IMS Health, Inc.	45,464	1,460,758
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	42,525	1,298,714
Millipore Corp. (a)	12,505	939,000
PerkinElmer, Inc.	27,745	723,035
Thermo Fisher Scientific, Inc. (a)	97,751	5,055,682
Waters Corp. (a)	23,376	1,387,599
		9,404,030
Pharmaceuticals - 6.1%
Abbott Laboratories	356,864	19,110,067
Allergan, Inc.	71,244	4,106,504
Barr Pharmaceuticals, Inc. (a)	25,426	1,277,148
Bristol-Myers Squibb Co.	455,953	14,389,877
Eli Lilly & Co.	228,576	12,772,827
Forest Laboratories, Inc. (a)	73,640	3,361,666
Johnson & Johnson	671,063	41,350,902
King Pharmaceuticals, Inc. (a)	56,451	1,154,987
Merck & Co., Inc.	502,105	25,004,829
Mylan Laboratories, Inc.	57,551	1,046,853
Pfizer, Inc.	1,625,963	41,575,874
Schering-Plough Corp.	345,056	10,503,505
Watson Pharmaceuticals, Inc. (a)	23,754	772,718
Wyeth	311,641	17,869,495
		194,297,252
TOTAL HEALTH CARE		360,994,330
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	93,789	7,336,176
Goodrich Corp.	28,998	1,727,121
Honeywell International, Inc.	180,642	10,166,532
L-3 Communications Holdings, Inc.	28,944	2,818,856
Lockheed Martin Corp.	82,218	7,739,180
Northrop Grumman Corp.	79,954	6,226,018
Precision Castparts Corp.	31,876	3,868,471
Raytheon Co.	102,831	5,541,563
Rockwell Collins, Inc.	38,770	2,738,713
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	182,422	$ 17,541,700
United Technologies Corp.	230,386	16,341,279
		82,045,609
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	39,654	2,082,628
FedEx Corp.	71,310	7,913,271
United Parcel Service, Inc. Class B	245,355	17,910,915
		27,906,814
Airlines - 0.1%
Southwest Airlines Co.	180,900	2,697,219
Building Products - 0.1%
American Standard Companies, Inc.	40,741	2,402,904
Masco Corp.	87,504	2,491,239
		4,894,143
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	59,144	796,078
Avery Dennison Corp.	21,229	1,411,304
Cintas Corp.	31,243	1,231,911
Equifax, Inc.	33,701	1,496,998
Monster Worldwide, Inc. (a)	30,255	1,243,481
Pitney Bowes, Inc.	50,886	2,382,483
R.R. Donnelley & Sons Co.	50,992	2,218,662
Robert Half International, Inc.	38,516	1,405,834
Waste Management, Inc.	119,876	4,681,158
		16,867,909
Construction & Engineering - 0.1%
Fluor Corp.	20,429	2,275,178
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	42,407	2,421,016
Emerson Electric Co.	184,243	8,622,572
Rockwell Automation, Inc.	36,548	2,537,893
		13,581,481
Industrial Conglomerates - 3.9%
3M Co.	166,854	14,481,259
General Electric Co.	2,383,519	91,241,107
Textron, Inc.	29,063	3,200,127
Tyco International Ltd.	459,288	15,519,342
		124,441,835
Machinery - 1.7%
Caterpillar, Inc.	148,364	11,616,901
Cummins, Inc.	24,158	2,445,031
Danaher Corp.	55,158	4,164,429
Deere & Co.	52,123	6,293,331
Dover Corp.	47,358	2,422,362
Eaton Corp.	33,941	3,156,513
Illinois Tool Works, Inc.	95,444	5,172,110
Ingersoll-Rand Co. Ltd. Class A	69,880	3,830,822
ITT Corp.	42,101	2,874,656

	Shares	Value
PACCAR, Inc.	57,528	$ 5,007,237
Pall Corp.	28,403	1,306,254
Parker Hannifin Corp.	26,834	2,627,317
Terex Corp. (a)	23,886	1,941,932
		52,858,895
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	82,504	7,024,391
CSX Corp.	101,279	4,565,657
Norfolk Southern Corp.	91,100	4,789,127
Ryder System, Inc.	14,167	762,185
Union Pacific Corp.	62,727	7,223,014
		24,364,374
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	16,455	1,531,138
TOTAL INDUSTRIALS		353,464,595
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.6%
Avaya, Inc. (a)	104,222	1,755,098
Ciena Corp. (a)	19,783	714,760
Cisco Systems, Inc. (a)	1,406,564	39,172,807
Corning, Inc. (a)	364,377	9,309,832
JDS Uniphase Corp. (a)(d)	48,927	657,090
Juniper Networks, Inc. (a)	131,198	3,302,254
Motorola, Inc.	536,242	9,491,483
QUALCOMM, Inc.	386,150	16,755,049
Tellabs, Inc. (a)	101,421	1,091,290
		82,249,663
Computers & Peripherals - 3.8%
Apple, Inc. (a)	200,388	24,455,352
Dell, Inc. (a)	526,278	15,025,237
EMC Corp. (a)	486,162	8,799,532
Hewlett-Packard Co.	606,734	27,072,471
International Business Machines Corp.	316,476	33,309,099
Lexmark International, Inc. Class A (a)	21,909	1,080,333
NCR Corp. (a)	41,679	2,189,815
Network Appliance, Inc. (a)	85,965	2,510,178
QLogic Corp. (a)	36,849	613,536
SanDisk Corp. (a)	52,871	2,587,507
Sun Microsystems, Inc. (a)	827,140	4,350,756
		121,993,816
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	91,734	3,526,255
Jabil Circuit, Inc.	41,520	916,346
Molex, Inc.	32,906	987,509
Solectron Corp. (a)	209,445	770,758
Tektronix, Inc.	18,932	638,766
		6,839,634
Internet Software & Services - 1.4%
eBay, Inc. (a)	262,254	8,439,334
Google, Inc. Class A (sub. vtg.) (a)	50,525	26,443,775
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	56,793	$ 1,802,042
Yahoo!, Inc. (a)	280,205	7,601,962
		44,287,113
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	22,974	1,303,085
Automatic Data Processing, Inc.	128,172	6,212,497
Cognizant Technology Solutions Corp. Class A (a)	33,305	2,500,872
Computer Sciences Corp. (a)	40,130	2,373,690
Convergys Corp. (a)	31,717	768,820
Electronic Data Systems Corp.	117,891	3,269,117
Fidelity National Information Services, Inc.	37,900	2,057,212
First Data Corp.	174,779	5,710,030
Fiserv, Inc. (a)	38,966	2,213,269
Paychex, Inc.	78,751	3,080,739
The Western Union Co.	179,006	3,728,695
Unisys Corp. (a)	80,566	736,373
		33,954,399
Office Electronics - 0.1%
Xerox Corp. (a)	217,161	4,013,135
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	127,523	1,823,579
Altera Corp.	82,260	1,820,414
Analog Devices, Inc.	75,781	2,852,397
Applied Materials, Inc.	320,169	6,361,758
Broadcom Corp. Class A (a)	107,790	3,152,858
Intel Corp.	1,346,037	31,981,839
KLA-Tencor Corp.	44,394	2,439,450
Linear Technology Corp.	58,806	2,127,601
LSI Corp. (a)	178,470	1,340,310
Maxim Integrated Products, Inc.	74,296	2,482,229
MEMC Electronic Materials, Inc. (a)	51,985	3,177,323
Micron Technology, Inc. (a)	175,230	2,195,632
National Semiconductor Corp.	64,641	1,827,401
Novellus Systems, Inc. (a)	29,274	830,503
NVIDIA Corp. (a)	84,078	3,473,262
Teradyne, Inc. (a)	43,953	772,694
Texas Instruments, Inc.	332,156	12,499,030
Xilinx, Inc.	69,013	1,847,478
		83,005,758
Software - 3.2%
Adobe Systems, Inc. (a)	136,227	5,469,514
Autodesk, Inc. (a)	53,563	2,521,746
BMC Software, Inc. (a)	47,254	1,431,796
CA, Inc.	95,298	2,461,547
Citrix Systems, Inc. (a)	41,837	1,408,652
Compuware Corp. (a)	69,770	827,472
Electronic Arts, Inc. (a)	71,830	3,398,996

	Shares	Value
Intuit, Inc. (a)	79,365	$ 2,387,299
Microsoft Corp.	1,950,431	57,479,202
Novell, Inc. (a)	80,690	628,575
Oracle Corp. (a)	917,081	18,075,667
Symantec Corp. (a)	208,744	4,216,629
		100,307,095
TOTAL INFORMATION TECHNOLOGY		476,650,613
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	50,184	4,033,288
Ashland, Inc.	12,944	827,769
Dow Chemical Co.	220,843	9,765,677
E.I. du Pont de Nemours & Co.	213,993	10,879,404
Eastman Chemical Co.	19,490	1,253,792
Ecolab, Inc.	40,605	1,733,834
Hercules, Inc. (a)	27,012	530,786
International Flavors & Fragrances, Inc.	17,990	937,999
Monsanto Co.	125,918	8,504,502
PPG Industries, Inc.	38,035	2,894,844
Praxair, Inc.	73,836	5,315,454
Rohm & Haas Co.	32,975	1,803,073
Sigma Aldrich Corp.	30,423	1,298,149
		49,778,571
Construction Materials - 0.1%
Vulcan Materials Co.	22,077	2,528,700
Containers & Packaging - 0.2%
Ball Corp.	23,653	1,257,630
Bemis Co., Inc.	24,232	804,018
Pactiv Corp. (a)	30,207	963,301
Sealed Air Corp.	37,428	1,161,017
Temple-Inland, Inc.	24,515	1,508,408
		5,694,374
Metals & Mining - 0.9%
Alcoa, Inc.	201,448	8,164,687
Allegheny Technologies, Inc.	23,666	2,482,090
Freeport-McMoRan Copper & Gold, Inc. Class B	86,975	7,203,270
Newmont Mining Corp.	104,509	4,082,122
Nucor Corp.	69,898	4,099,518
United States Steel Corp.	27,411	2,980,946
		29,012,633
Paper & Forest Products - 0.3%
International Paper Co.	100,911	3,940,575
MeadWestvaco Corp.	42,731	1,509,259
Weyerhaeuser Co.	50,021	3,948,158
		9,397,992
TOTAL MATERIALS		96,412,270
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,428,411	$ 59,279,057
CenturyTel, Inc.	25,374	1,244,595
Citizens Communications Co.	79,330	1,211,369
Embarq Corp.	34,998	2,217,823
Qwest Communications International, Inc. (a)	359,867	3,490,710
Verizon Communications, Inc.	672,640	27,692,589
Windstream Corp.	110,448	1,630,212
		96,766,355
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	80,040	5,406,702
Sprint Nextel Corp.	670,385	13,883,673
		19,290,375
TOTAL TELECOMMUNICATION SERVICES		116,056,730
UTILITIES - 3.4%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (a)	38,391	1,986,350
American Electric Power Co., Inc.	92,385	4,161,020
Duke Energy Corp.	291,787	5,339,702
Edison International	75,483	4,236,106
Entergy Corp.	45,702	4,906,110
Exelon Corp.	155,837	11,313,766
FirstEnergy Corp.	70,623	4,571,427
FPL Group, Inc.	94,157	5,342,468
Pinnacle West Capital Corp.	23,223	925,437
PPL Corp.	89,217	4,174,463
Progress Energy, Inc.	58,892	2,684,886
Southern Co.	174,176	5,972,495
		55,614,230
Gas Utilities - 0.1%
Nicor, Inc.	10,431	447,699
Questar Corp.	39,944	2,111,040
		2,558,739
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	154,663	3,384,026
Constellation Energy Group, Inc.	41,859	3,648,849
Dynegy, Inc. Class A (a)	93,201	879,817
TXU Corp.	106,375	7,159,038
		15,071,730
Multi-Utilities - 1.1%
Ameren Corp.	47,786	2,341,992
CenterPoint Energy, Inc.	74,319	1,293,151
CMS Energy Corp.	52,011	894,589
Consolidated Edison, Inc.	62,673	2,827,806
Dominion Resources, Inc.	81,160	7,004,920
DTE Energy Co.	40,790	1,966,894
Integrys Energy Group, Inc.	17,534	889,500
KeySpan Corp.	40,720	1,709,426

	Shares	Value
NiSource, Inc.	63,495	$ 1,314,981
PG&E Corp.	81,434	3,688,960
Public Service Enterprise Group, Inc.	58,561	5,140,485
Sempra Energy	61,118	3,620,019
TECO Energy, Inc.	48,557	834,209
Xcel Energy, Inc.	94,736	1,939,246
		35,466,178
TOTAL UTILITIES		108,710,877
TOTAL COMMON STOCKS (Cost $1,546,609,365)		3,096,197,039
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.59% 9/27/07 (e) (Cost $3,164,163)	$ 3,200,000	3,163,808
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	66,124,579	66,124,579
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	17,960,162	17,960,162
TOTAL MONEY MARKET FUNDS (Cost $84,084,741)		84,084,741
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,633,858,269)	3,183,445,588
NET OTHER ASSETS - (0.2)%	(6,183,039)
NET ASSETS - 100%	$ 3,177,262,549
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
186 S&P 500 Index Contracts	Sept. 2007	$ 70,466,100	$ (67,431)

The face value of futures purchased as a percentage of net assets - 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,966,070.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,237,299
Fidelity Securities Lending Cash Central Fund	53,632
Total	$ 1,290,931
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $85,754,708 of which $51,810,548 and $33,944,160 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,477,071) - See accompanying schedule: Unaffiliated issuers (cost $1,549,773,528)	$ 3,099,360,847
Fidelity Central Funds (cost $84,084,741)	84,084,741
Total Investments (cost $1,633,858,269)		$ 3,183,445,588
Cash		15,859
Receivable for investments sold		1,966,539
Receivable for fund shares sold		20,459,027
Dividends receivable		3,339,491
Distributions receivable from Fidelity Central Funds		315,377
Other receivables		39,027
Total assets		3,209,580,908

Liabilities
Payable for investments purchased	$ 4,649,380
Payable for fund shares redeemed	9,251,085
Accrued management fee	266,527
Distribution fees payable	59,087
Payable for daily variation on futures contracts	91,925
Other affiliated payables	725
Other payables and accrued expenses	39,468
Collateral on securities loaned, at value	17,960,162
Total liabilities		32,318,359

Net Assets		$ 3,177,262,549
Net Assets consist of:
Paid in capital		$ 1,665,269,503
Undistributed net investment income		27,429,824
Accumulated undistributed net realized gain (loss) on investments		(64,956,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,549,519,443
Net Assets		$ 3,177,262,549

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,872,651,634 ÷ 16,939,969 shares)	$ 169.58

Service Class: Net Asset Value, offering price and redemption price per share ($38,451,171 ÷ 227,354 shares)	$ 169.12

Service Class 2: Net Asset Value, offering price and redemption price per share ($266,159,744 ÷ 1,582,915 shares)	$ 168.15

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 28,152,646
Interest		83,101
Income from Fidelity Central Funds (including $53,632 from security lending)		1,290,931
Total income		29,526,678

Expenses
Management fee	$ 1,551,151
Distribution fees	318,492
Independent trustees' compensation	4,784
Miscellaneous	3,703
Total expenses before reductions	1,878,130
Expense reductions	(5,308)	1,872,822
Net investment income (loss)		27,653,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,417,561
Futures contracts	986,375
Total net realized gain (loss)		25,403,936
Change in net unrealized appreciation (depreciation) on: Investment securities	153,546,079
Assets and liabilities in foreign currencies	(445)
Futures contracts	(238,126)
Total change in net unrealized appreciation (depreciation)		153,307,508
Net gain (loss)		178,711,444
Net increase (decrease) in net assets resulting from operations		$ 206,365,300

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,653,856	$ 51,640,967
Net realized gain (loss)	25,403,936	67,355,469
Change in net unrealized appreciation (depreciation)	153,307,508	301,227,789
Net increase (decrease) in net assets resulting from operations	206,365,300	420,224,225
Distributions to shareholders from net investment income	(51,669,675)	(48,550,320)
Share transactions - net increase (decrease)	(12,816,609)	(161,290,081)
Total increase (decrease) in net assets	141,879,016	210,383,824

Net Assets
Beginning of period	3,035,383,533	2,824,999,709
End of period (including undistributed net investment income of $27,429,824 and undistributed net investment income of $51,502,093, respectively)	$ 3,177,262,549	$ 3,035,383,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 161.36	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Income from Investment Operations
Net investment income (loss) E	1.49	2.71	2.36	2.18 H	1.63	1.51
Net realized and unrealized gain (loss)	9.52	19.26	4.15	11.10	26.18	(30.18)
Total from investment operations	11.01	21.97	6.51	13.28	27.81	(28.67)
Distributions from net investment income	(2.79)	(2.49)	(2.39)	(1.65)	(1.60)	(1.49)
Net asset value, end of period	$ 169.58	$ 161.36	$ 141.88	$ 137.76	$ 126.13	$ 99.92
Total Return B, C, D	6.91%	15.73%	4.82%	10.62%	28.41%	(22.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	.10% A	.10%	.14%	.35%	.34%	.33%
Expenses net of fee waivers, if any	.10% A	.10%	.13%	.28%	.28%	.28%
Expenses net of all reductions	.10% A	.10%	.13%	.28%	.28%	.28%
Net investment income (loss)	1.80% A	1.83%	1.73%	1.71%	1.50%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,872,652	$ 2,780,085	$ 2,641,527	$ 2,778,226	$ 3,031,540	$ 2,497,252
Portfolio turnover rate G	4% A	6%	7%	5%	6%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 160.88	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94
Income from Investment Operations
Net investment income (loss) E	1.40	2.55	2.22	2.05 H	1.54	1.34
Net realized and unrealized gain (loss)	9.49	19.22	4.14	11.07	26.11	(30.07)
Total from investment operations	10.89	21.77	6.36	13.12	27.65	(28.73)
Distributions from net investment income	(2.65)	(2.37)	(2.29)	(1.57)	(1.53)	(1.47)
Net asset value, end of period	$ 169.12	$ 160.88	$ 141.48	$ 137.41	$ 125.86	$ 99.74
Total Return B, C, D	6.85%	15.61%	4.71%	10.51%	28.27%	(22.32)%
Ratios to Average Net Assets F, I
Expenses before reductions	.20% A	.20%	.24%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.20% A	.20%	.23%	.38%	.38%	.38%
Expenses net of all reductions	.20% A	.20%	.23%	.38%	.38%	.38%
Net investment income (loss)	1.70% A	1.73%	1.63%	1.61%	1.40%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,451	$ 35,953	$ 27,178	$ 23,216	$ 15,404	$ 7,494
Portfolio turnover rate G	4% A	6%	7%	5%	6%	7%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 159.90	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43
Income from Investment Operations
Net investment income (loss) E	1.27	2.32	2.01	1.85 H	1.37	1.19
Net realized and unrealized gain (loss)	9.44	19.11	4.11	11.01	26.03	(30.00)
Total from investment operations	10.71	21.43	6.12	12.86	27.40	(28.81)
Distributions from net investment income	(2.46)	(2.21)	(2.15)	(1.46)	(1.38)	(1.33)
Net asset value, end of period	$ 168.15	$ 159.90	$ 140.68	$ 136.71	$ 125.31	$ 99.29
Total Return B, C, D	6.78%	15.44%	4.55%	10.34%	28.09%	(22.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	.35% A	.35%	.39%	.61%	.60%	.60%
Expenses net of fee waivers, if any	.35% A	.35%	.38%	.53%	.53%	.53%
Expenses net of all reductions	.35% A	.35%	.38%	.53%	.53%	.53%
Net investment income (loss)	1.55% A	1.58%	1.48%	1.46%	1.25%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,160	$ 219,346	$ 156,295	$ 106,051	$ 64,844	$ 31,035
Portfolio turnover rate G	4% A	6%	7%	5%	6%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Mid Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.6	2.3
Altera Corp.	2.4	0.3
Thermo Fisher Scientific, Inc.	2.3	2.3
AGCO Corp.	2.1	2.4
Gentex Corp.	1.7	0.5
Ameriprise Financial, Inc.	1.7	1.5
AllianceBernstein Holding LP	1.6	1.5
Cisco Systems, Inc.	1.5	1.1
Apple, Inc.	1.4	0.5
Cooper Industries Ltd. Class A	1.4	0.7
	18.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	12.5
Industrials	13.1	14.3
Energy	12.9	14.6
Consumer Discretionary	12.6	11.1
Health Care	12.2	13.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 97.7%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	26.6%	** Foreign investments	28.3%

VIP Mid Cap Portfolio

VIP Mid Cap Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 2.3%
Amerigon, Inc. (a)	409,503	$ 7,366,959
Automotive Axles Ltd.	30,748	371,670
Balkrishna Industries Ltd.	33,225	499,953
BorgWarner, Inc.	100	8,604
Fuel Systems Solutions, Inc. (a)	440,619	7,305,463
Gentex Corp. (d)	7,069,086	139,190,303
Hawk Corp. Class A (a)	103,900	1,419,274
Hota Industrial Manufacturing Co. Ltd.	2,013,000	2,938,955
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	409
Minth Group Ltd.	14,245,000	21,861,571
New Focus Auto Tech Holdings Ltd.	7,707,000	2,198,001
Toyoda Gosei Co. Ltd.	100	2,826
Xinyi Glass Holdings Co. Ltd.	7,724,000	6,895,017
		190,059,005
Automobiles - 0.2%
Bajaj Auto Ltd.	100	5,284
Geely Automobile Holdings Ltd.	94,780,200	14,788,194
Great Wall Motor Co. Ltd. (H Shares)	2,158,500	3,135,942
Harley-Davidson, Inc.	100	5,961
Hyundai Motor Co.	2,770	218,878
Hyundai Motor Co. GDR (f)	100	4,050
Renault SA	100	16,134
Thor Industries, Inc.	100	4,514
		18,178,957
Distributors - 0.2%
ABC-Mart, Inc.	824,500	18,878,612
Li & Fung Ltd.	2,200	7,920
		18,886,532
Diversified Consumer Services - 0.0%
Benesse Corp.	100	2,899
Bright Horizons Family Solutions, Inc. (a)	57	2,218
Capella Education Co.	19,900	915,997
New Oriental Education & Technology Group, Inc. sponsored ADR	100	5,372
Princeton Review, Inc. (a)	29	139
Raffles Education Corp. Ltd.	229,000	340,932
Regis Corp.	100	3,825
Service Corp. International	100	1,278
Strayer Education, Inc.	6,200	816,602
Universal Technical Institute, Inc. (a)	100	2,539
Weight Watchers International, Inc.	100	5,084
		2,096,885
Hotels, Restaurants & Leisure - 1.8%
AmRest Holdings NV (a)	100	5,195
Applebee's International, Inc.	524,200	12,633,220
Buffalo Wild Wings, Inc. (a)(d)	134,162	5,579,798
Chipotle Mexican Grill, Inc. Class A (a)	100	8,528
CKE Restaurants, Inc.	471,575	9,464,510

	Shares	Value
FU JI Food & Catering Services Holdings Ltd.	1,000	$ 3,440
Fun Technologies, Inc. (a)	1,719,300	5,729,655
Home Inns & Hotels Management, Inc. ADR	27,300	879,333
Indian Hotels Co. Ltd.	100	372
Jack in the Box, Inc. (a)	100	7,094
Jollibee Food Corp.	2,105,100	2,391,124
Krispy Kreme Doughnuts, Inc. (a)	219,200	2,029,792
Kyoritsu Maintenance Co. Ltd.	120	2,426
McCormick & Schmick's Seafood Restaurants (a)	900	23,346
Minor International PCL (For. Reg.)	10	4
P.F. Chang's China Bistro, Inc. (a)	100	3,520
Panera Bread Co. Class A (a)	100	4,606
Peet's Coffee & Tea, Inc. (a)	100	2,463
Red Robin Gourmet Burgers, Inc. (a)	719	29,026
Ruby Tuesday, Inc.	542,452	14,282,761
Shanghai Jin Jiang International Hotels Group Co. Ltd. (H Shares)	2,000	1,036
Shangri-La Asia Ltd.	100	242
Sonic Corp. (a)	1,676,574	37,085,806
St. Marc Holdings Co. Ltd. (d)	482,100	24,112,828
Starwood Hotels & Resorts Worldwide, Inc.	463,500	31,086,945
TAJ GVK Hotels & Resorts Ltd.	297,699	1,139,006
The Cheesecake Factory, Inc. (a)	100	2,452
Yoshinoya D&C Co. Ltd. (d)	1,994	3,723,774
		150,232,302
Household Durables - 0.9%
Alba PLC	26	76
AV Jennings Homes Ltd.	104	114
Chitaly Holdings Ltd.	528,000	103,315
Corporacion Geo SA de CV Series B (a)	100	548
Cyrela Brazil Realty SA	407,800	5,060,770
Daito Trust Construction Co.	583,100	27,791,465
Fadesa Inmobiliaria SA	100	3,562
Gafisa SA ADR (a)	26,000	811,200
George Wimpey PLC	100	1,010
Henry Boot PLC	347,370	1,785,737
La-Z-Boy, Inc.	100	1,146
Makita Corp. sponsored ADR	100	4,464
Nihon Eslead Corp.	262,700	4,905,895
Rational AG	100	19,604
Samson Holding Ltd.	100	52
Sekisui House Ltd.	618,000	8,254,384
Skyworth Digital Holdings Ltd.	2,052	323
Snap-On, Inc.	100	5,051
Techtronic Industries Co. Ltd.	500	668
Tele Atlas NV (a)	65,600	1,409,875
The Stanley Works	418,871	25,425,470
Whirlpool Corp.	100	11,120
Woongjin Coway Co. Ltd.	48,980	1,659,441
		77,255,290
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.2%
GSI Commerce, Inc. (a)	100	$ 2,271
N Brown Group PLC	1,058,296	6,481,751
Netflix, Inc. (a)	100	1,939
Priceline.com, Inc. (a)(d)	1,422,900	97,810,146
		104,296,107
Leisure Equipment & Products - 0.7%
Beneteau SA	100	13,621
Giant Manufacturing Co. Ltd.	2,744,000	5,053,855
Li Ning Co. Ltd.	2,000	4,850
Mega Brands, Inc. (a)	100	1,954
Mizuno Corp. (d)	124,000	710,815
Nidec Copal Corp.	100	1,067
Oakley, Inc.	1,743,516	49,515,854
SHIMANO, Inc.	100	3,435
		55,305,451
Media - 1.8%
Adlabs Films Ltd.	293,487	4,079,850
Austar United Communications Ltd.	100	141
Balaji Telefilms Ltd.	100	552
Cinemax India Ltd.	235,034	919,837
Clear Media Ltd. (a)	243,000	264,157
CTC Media, Inc.	100	2,714
cyber communications, Inc. (d)	6,000	4,350,438
CyberAgent, Inc. (d)	3,500	2,284,833
Dish TV India Ltd. (a)	50	132
E.W. Scripps Co. Class A	102,700	4,692,363
Eros International plc	841,600	6,548,816
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,761
Imagi International Holdings Ltd. (a)	2,000	576
Inox Leisure Ltd.	140,631	465,531
Lamar Advertising Co. Class A	100	6,276
Marvel Entertainment, Inc. (a)(d)	566,800	14,442,064
McGraw-Hill Companies, Inc.	100	6,808
News Corp. Class A	204	4,327
Omnicom Group, Inc.	1,939,096	102,616,960
ProQuest Co. (a)	40,500	386,370
PVR Ltd. (a)	442,073	2,276,635
RRSat Global Communications Network Ltd.	195,200	3,898,144
Shringar Cinemas Ltd. (a)	580,000	824,380
Trader Classified Media NV:
(A Shares)	100	30
Class A (NY Shares)	76,800	22,867
Usen Corp.	100	771
ValueCommerce Co. Ltd. (d)	820	495,356
Wire and Wireless India Ltd. (a)	44	69
Zee Entertainment Enterprises Ltd.	88	646
Zee News Ltd. (a)	39	46
		148,594,450

	Shares	Value
Multiline Retail - 0.2%
Don Quijote Co. Ltd.	300	$ 6,017
Golden Eagle Retail Group Ltd. (H Shares)	1,000	789
JCPenney Co., Inc.	100	7,238
Lifestyle International Holdings Ltd.	2,328,500	9,038,006
Parkson Retail Group Ltd.	500	3,204
Ryohin Keikaku Co. Ltd.	56,300	3,487,894
Shopper's Stop Ltd.	100	1,442
		12,544,590
Specialty Retail - 1.6%
Asahi Co. Ltd.	200	2,923
Blacks Leisure Group PLC	100	627
Build-A-Bear Workshop, Inc. (a)	1,338	34,975
Charming Shoppes, Inc. (a)	100	1,083
Chow Sang Sang Holdings International Ltd.	2,000	1,816
Cost Plus, Inc. (a)	100	848
DSG International PLC sponsored ADR	100	950
DSW, Inc. Class A (a)(d)	396,100	13,792,202
Esprit Holdings Ltd.	500	6,343
Fantastic Holdings Ltd.	110	400
Gamestop Corp. Class A (a)	1,088,700	42,568,170
Golfsmith International Holdings, Inc.	250	1,728
GOME Electrical Appliances Holdings Ltd.	184,497	282,673
Guess?, Inc.	200	9,608
Hennes & Mauritz AB (H&M) (B Shares)	100	5,944
Inditex SA	367,200	21,752,310
JB Hi-Fi Ltd.	100	917
KOMERI Co. Ltd.	100	2,663
Lewis Group Ltd.	724,400	6,303,498
Nafco Co. Ltd.	1,300	37,683
Nitori Co. Ltd.	100	4,994
Otsuka Kagu Ltd.	27,600	712,634
Pendragon PLC	500	793
RONA, Inc. (a)	100	2,089
Ross Stores, Inc.	1,216,155	37,457,574
Sharper Image Corp. (a)	100	1,139
Williams-Sonoma, Inc.	100	3,158
Xebio Co. Ltd.	100	2,679
Yamada Denki Co. Ltd.	77,010	8,053,660
		131,046,081
Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	5,718,700	70,717,601
China Grand Forestry Resources Group Ltd. (a)	9,012,000	1,740,347
China Ting Group Holdings Ltd.	7,656,000	2,643,646
Columbia Sportswear Co.	188,300	12,932,444
Folli Follie SA	80	3,248
G-III Apparel Group Ltd. (a)	100	1,579
Liz Claiborne, Inc.	167,200	6,236,560
Luen Thai Holdings Ltd.	1,000	148
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Luxottica Group SpA sponsored ADR	100	$ 3,864
NIKE, Inc. Class B	200	11,658
Perry Ellis International, Inc. (a)	158,500	5,098,945
Phoenix Footwear Group, Inc. (a)	2,100	6,930
Polo Ralph Lauren Corp. Class A	26,400	2,590,104
Ports Design Ltd.	2,687,500	7,561,515
Quiksilver, Inc. (a)	20,068	283,561
The Swatch Group AG (Bearer)	100	28,569
Under Armour, Inc. Class A (sub. vtg.) (a)	70	3,196
VF Corp.	204,000	18,682,320
Volcom, Inc. (a)	59,000	2,957,670
Welspun India Ltd. (a)	100	160
Wolverine World Wide, Inc.	100	2,771
Yue Yuen Industrial Holdings Ltd.	3,349,300	10,387,319
		141,894,155
TOTAL CONSUMER DISCRETIONARY	1,050,389,805
CONSUMER STAPLES - 5.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	41,539	1,634,560
Brick Brewing Co. Ltd. (a)	100	202
C&C Group PLC	44,331	598,776
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	7,000
sponsored ADR	20	1,404
Dynasty Fine Wines Group Ltd.	2,000	816
Fomento Economico Mexicano SA de CV sponsored ADR	74,700	2,937,204
Grupo Modelo SA de CV Series C	142,600	771,560
Heineken Holding NV (A Shares)	100	5,190
Jones Soda Co. (a)	45,559	638,737
Remy Cointreau SA	100	7,505
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	7,290
Yantai Changyu Pioneer Wine Co. (B Shares)	130	648
		6,610,892
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,062
Breadtalk Group Ltd.	1,000	320
CVS Caremark Corp.	1,044,400	38,068,380
Daikokutenbussan Co. Ltd.	79,000	807,575
Heng Tai Consumables Group Ltd. (a)	26,032,200	5,593,168
Lianhua Supermarket Holdings Co. (H Shares)	356,000	507,193
Metro AG	307,200	25,561,200
Performance Food Group Co. (a)	574,563	18,667,552

	Shares	Value
Plant Co. Ltd.	127,000	$ 385,661
Safeway, Inc.	384,259	13,076,334
Shinsegae Co. Ltd.	100	65,162
Shinsegae Food Co. Ltd. (a)	100	9,742
Valor Co. Ltd.	651,000	7,426,559
Wal-Mart de Mexico SA de CV sponsored ADR (V Shares)	202	7,636
Whole Foods Market, Inc. (d)	236,525	9,058,908
X5 Retail Group NV unit (a)(f)	100	2,930
		119,240,382
Food Products - 1.8%
Barry Callebaut AG	85	64,432
Britannia Industries Ltd.	25,116	976,410
Campbell Soup Co.	100	3,881
CCL Products (India) Ltd.	103,953	735,046
Cermaq ASA	196,900	3,439,039
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	772
China Agri-Industries Holding Ltd.	2,000	1,358
China Foods Ltd.	2,000	1,358
China Huiyuan Juice Group Ltd.	500	587
China Mengniu Dairy Co. Ltd.	100	345
China Yurun Food Group Ltd.	1,000	1,118
Chiquita Brands International, Inc.	598,600	11,349,456
Corn Products International, Inc.	1,625,904	73,897,337
Green Mountain Coffee Roasters, Inc. (a)	100	7,874
Groupe Danone	218,000	17,708,373
Groupe Danone sponsored ADR	163,400	2,656,884
Hain Celestial Group, Inc. (a)	100	2,714
Heritage Foods (India) Ltd.	100	661
Hershey Co.	100	5,062
Hormel Foods Corp.	732,500	27,358,875
IAWS Group PLC (Ireland)	25,450	533,882
Nutreco Holding NV	100	7,329
REI Agro Ltd. (a)	170,000	918,902
Rocky Mountain Chocolate Factory, Inc.	100	1,588
Seaboard Corp.	430	1,008,350
Tingyi (Cayman Island) Holding Corp.	2,000	2,325
Uni-President Enterprises Corp.	1,000	1,005
Wimm-Bill-Dann Foods OJSC sponsored ADR	94,000	9,776,940
		150,461,903
Personal Products - 2.1%
Amorepacific Corp.	62	49,125
Avon Products, Inc.	1,743,079	64,058,153
Concern Kalina OJSC:
GDR (f)	21,643	845,255
sponsored ADR	21,300	831,859
Dabur India Ltd.	100	254
Estee Lauder Companies, Inc. Class A	100	4,551
Godrej Consumer Products Ltd.	162,080	577,129
Hengan International Group Co. Ltd. (d)	27,672,200	98,384,382
Kose Corp.	110	3,117
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Marico Ltd.	100	$ 137
Natura Cosmeticos SA	168,300	2,429,711
NBTY, Inc. (a)	56,200	2,427,840
Shiseido Co. Ltd. sponsored ADR	207,200	4,361,560
		173,973,073
TOTAL CONSUMER STAPLES		450,286,250
ENERGY - 12.9%
Energy Equipment & Services - 9.2%
BJ Services Co.	3,128,800	88,983,072
Cameron International Corp. (a)	360,900	25,793,523
Dresser-Rand Group, Inc. (a)	1,689,569	66,737,976
Dril-Quip, Inc. (a)	1,418,720	63,771,464
ENSCO International, Inc.	285,500	17,418,355
Global Industries Ltd. (a)	1,127,293	30,233,998
Helmerich & Payne, Inc.	4,400	155,848
Input/Output, Inc. (a)(d)	1,237,611	19,319,108
Metretek Technologies, Inc. (a)(d)(e)	1,140,099	17,603,129
Nabors Industries Ltd. (a)	1,353,100	45,166,478
National Oilwell Varco, Inc. (a)	326,700	34,055,208
Newpark Resources, Inc. (a)(e)	6,563,987	50,870,899
Oil States International, Inc. (a)	75,700	3,129,438
Parker Drilling Co. (a)(e)	8,056,444	84,914,920
Patterson-UTI Energy, Inc.	1,034,083	27,103,315
RPC, Inc.	2,157,718	36,767,515
Saipem SpA	99,700	3,420,576
Tidewater, Inc.	579,600	41,082,048
TODCO (a)	511,000	24,124,310
Weatherford International Ltd. (a)	1,518,400	83,876,416
		764,527,596
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.	132,500	8,803,896
China Coal Energy Co. Ltd. (H Shares)	1,000	1,499
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	100	11,164
China Shenhua Energy Co. Ltd. (H Shares)	500	1,746
Cosmo Oil Co. Ltd.	1,596,000	8,811,952
EOG Resources, Inc.	100	7,306
Evergreen Energy, Inc. (a)(d)	1,533,433	9,246,601
Helix Energy Solutions Group, Inc. (a)	438,700	17,508,517
Hess Corp.	670,700	39,544,472
Holly Corp.	86,300	6,402,597
International Coal Group, Inc. (a)(d)	4,530,820	27,094,304
JKX Oil & Gas	91	616
Newfield Exploration Co. (a)	295,700	13,469,135
Niko Resources Ltd.	100	9,106
Nippon Oil Corp.	741,000	6,894,982
Noble Energy, Inc.	325,200	20,289,228

	Shares	Value
OPTI Canada, Inc. (a)	200	$ 4,266
Peabody Energy Corp.	462	22,352
Penn Virginia Resource Partners LP	338,765	10,535,592
Petrobras Energia Participaciones SA sponsored ADR (B Shares) (a)	700	7,595
Petrohawk Energy Corp. (a)	1,466,200	23,253,932
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	10,668
sponsored ADR	100	12,127
Plains Exploration & Production Co. (a)	211,600	10,116,596
Rentech, Inc. (a)	100	259
Sasol Ltd. sponsored ADR	100	3,754
Southwestern Energy Co. (a)	54,200	2,411,900
Sunoco, Inc.	434,700	34,636,896
Surgutneftegaz JSC sponsored ADR	100	5,485
Tesoro Corp.	168,640	9,637,776
Toreador Resources Corp. (a)(d)	295,053	4,425,795
UraMin, Inc. (a)	100	787
Valero Energy Corp.	803,622	59,355,521
XTO Energy, Inc.	100	6,010
		312,544,432
TOTAL ENERGY		1,077,072,028
FINANCIALS - 9.8%
Capital Markets - 5.3%
Acta Holding ASA	1,774,850	9,329,911
AllianceBernstein Holding LP	1,507,328	131,273,196
Ameriprise Financial, Inc.	2,179,922	138,577,642
Charlemagne Capital Ltd.	2,252,100	3,210,934
Cohen & Steers, Inc.	100	4,345
Deutsche Bank AG (NY Shares)	100	14,474
EFG International	183,908	8,490,841
Espirito Santo Financial Group SA	100	4,196
Indiabulls Financial Services Ltd.	100	1,457
Investec PLC	100	1,291
JAFCO Co. Ltd.	51,200	2,361,286
Janus Capital Group, Inc.	477,700	13,299,168
Japan Asia Investment Co. Ltd.	988,000	6,185,027
Julius Baer Holding AG (Bearer)	226,706	16,312,588
Korea Investment Holdings Co. Ltd.	430,110	29,423,561
Legg Mason, Inc.	100	9,838
Man Group plc	485,400	5,936,116
Marusan Securities Co. Ltd. (d)	1,539,700	17,314,748
Mirae Asset Securities Co. Ltd.	213,166	19,220,362
MPC Muenchmeyer Petersen Capital AG	67,000	6,877,911
New Star Asset Management Group PLC	71,780	651,519
Nuveen Investments, Inc. Class A	100	6,215
Sparx Group Co. Ltd. (d)	12,480	9,271,841
T. Rowe Price Group, Inc.	347,863	18,050,611
TD Ameritrade Holding Corp. (a)	100	2,000
W.P. Carey & Co. LLC	138,112	4,343,622
		440,174,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.7%
Allahabad Bank	1,142,127	$ 2,328,361
Asya Katilim Bankasi AS	125,000	766,667
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	235,314
sponsored ADR (non-vtg.)	97,700	4,341,788
Banco Pastor SA	100	2,054
Banif SGPS SA	100	823
Bank of Ayudhya PCL (For. Reg.)	304,800	216,233
Bank of Baroda	1,157,580	9,263,497
Bank of Georgia unit (a)	100	4,300
Bank of India	100	572
Boston Private Financial Holdings, Inc.	195	5,240
Capitalia SpA	79	787
Capitol Bancorp Ltd.	399,373	10,914,864
Cathay General Bancorp	20	671
China Merchants Bank Co. Ltd. (H Shares)	1,000	3,044
Corp. Bank Ltd.	230,369	1,852,047
DnB Nor ASA	100	1,292
East West Bancorp, Inc.	100	3,888
Erste Bank AG	9,800	766,620
Fukuoka Financial Group, Inc. (a)	798,000	5,274,212
Fulton Financial Corp.	13	187
HDFC Bank Ltd. sponsored ADR	100	8,426
Hokuhoku Financial Group, Inc.	100	324
ICICI Bank Ltd. sponsored ADR	100	4,915
Juroku Bank Ltd. (d)	1,155,400	7,345,552
Lakeland Financial Corp.	200	4,254
Marshall & Ilsley Corp.	100	4,763
Oriental Bank of Commerce	182,856	1,040,415
OTP Bank Ltd.	100	5,808
PT Bank Central Asia Tbk	500	302
Punjab National Bank	100	1,614
Sberbank (Savings Bank of the Russian Federation) GDR	100	49,128
Siam City Bank PCL (For. Reg.)	236,300	130,004
State Bank of India	100	4,531
Sumitomo Trust & Banking Co. Ltd.	1,275,000	12,164,054
The Jammu & Kashmir Bank Ltd.	423	7,044
The Mie Bank Ltd.	1,000	5,034
UCO Bank (a)	1,431,669	839,041
UMB Financial Corp.	100	3,687
Uniao de Bancos Brasileiros SA (Unibanco) GDR	23,400	2,641,158
Union Bank of India	100	361
UTI Bank Ltd.	100	1,494
Vijaya Bank Ltd.	436,403	540,400
Wintrust Financial Corp.	100	4,385
		60,789,155
Diversified Financial Services - 0.0%
African Bank Investments Ltd.	100	423

	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	100	$ 1,413
Infrastructure Development Finance Co. Ltd.	100	325
Kotak Mahindra Bank Ltd.	100	1,661
Moody's Corp.	53	3,297
SREI Infrastructure Finance Ltd.	100	221
		7,340
Insurance - 0.6%
Admiral Group PLC	1,356,400	24,214,465
April Group	100	5,285
Baloise Holdings AG (Reg.)	100	9,913
Benfield Group PLC	100	649
Brown & Brown, Inc.	100	2,514
China Life Insurance Co. Ltd. ADR	266	14,276
eHealth, Inc.	124,000	2,367,160
Genworth Financial, Inc. Class A (non-vtg.)	100	3,440
KMG America Corp. (a)	1,068,289	5,608,517
Marsh & McLennan Companies, Inc.	100	3,088
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	100	18,432
Penn Treaty American Corp. (a)	178,755	1,022,479
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	331,500	2,342,359
Power Financial Corp.	100	3,797
Principal Financial Group, Inc.	100	5,829
Reinsurance Group of America, Inc.	194,389	11,709,993
Samsung Fire & Marine Insurance Co. Ltd.	100	19,267
UNIPOL Assicurazioni SpA	100	361
Universal American Financial Corp. (a)	34,900	742,672
		48,094,496
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc.	100	9,682
American Financial Realty Trust (SBI)	212,800	2,196,096
BioMed Realty Trust, Inc.	100	2,512
British Land Co. PLC	1,596	42,946
CFS Retail Property Trust	3,169,200	5,777,745
DA Office Investment Corp. (d)	100	657,681
Digital Realty Trust, Inc.	100	3,768
General Growth Properties, Inc.	154,600	8,186,070
Hospitality Properties Trust (SBI)	341,100	14,152,239
K-REIT Asia	738,020	1,378,261
Land Securities Group PLC	150,016	5,250,737
Link (REIT)	500	1,106
Plum Creek Timber Co., Inc.	100	4,166
RAIT Financial Trust (SBI)	200,600	5,219,612
Senior Housing Properties Trust (SBI)	2,109,110	42,920,389
		85,803,010
Real Estate Management & Development - 1.9%
Ayala Land, Inc.	14,622,600	5,536,467
Babis Vovos International Technical SA	12,465	403,196
Capital & Regional PLC	529,100	12,356,709
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CB Richard Ellis Group, Inc. Class A (a)	153,300	$ 5,595,450
China Seven Star Shopping Ltd. (a)	10,000	1,266
Derwent London PLC	247,400	9,116,352
Fabege AB	685,400	7,566,117
Hang Lung Properties Ltd.	1,000	3,447
Henderson Land Development Co. Ltd.	1,000	6,810
Hopson Development Holdings Ltd.	8,390,000	23,552,345
Indiabulls Real Estate Ltd. (a)	300	3,097
Joint Corp.	20,600	647,304
Kenedix, Inc. (d)	6,992	13,057,486
Keppel Land Ltd.	1,200,100	6,856,819
Kerry Properties Ltd.	6,148,991	38,612,065
Megaworld Corp.	12,277,000	1,062,484
Mirland Development Corp. PLC	63,000	752,736
New World China Land Ltd.	12,373,200	10,523,043
Patrizia Immobilien AG	814,200	14,457,430
PIK Group GDR (a)	100	2,500
Robinsons Land Corp.	4,868,500	2,053,997
Sankei Building Co. Ltd. (d)	441,700	4,461,471
Shun Tak Holdings Ltd.	1,494,200	2,197,578
Sistema-Hals JSC unit (a)	100	1,200
SM Prime Holdings, Inc.	125	32
Songbird Estates PLC Class B	591,400	3,265,873
		162,093,274
Thrifts & Mortgage Finance - 0.3%
BankUnited Financial Corp. Class A	403,390	8,096,037
Clayton Holdings, Inc. (a)	800	9,112
Housing Development Finance Corp. Ltd.	84	4,215
Hypo Real Estate Holding AG	11,800	766,725
Hypo Real Estate Holding AG ADR	11,800	769,360
IndyMac Bancorp, Inc.	100	2,917
Radian Group, Inc.	233,477	12,607,758
		22,256,124
TOTAL FINANCIALS		819,218,099
HEALTH CARE - 12.2%
Biotechnology - 0.7%
3SBio, Inc. ADR	55,600	535,984
Alnylam Pharmaceuticals, Inc. (a)	79,700	1,210,643
Basilea Pharmaceutica AG (a)	29,070	6,436,997
BioCryst Pharmaceuticals, Inc. (a)(d)	590,769	4,566,644
Celgene Corp. (a)	100	5,733
Cepheid, Inc. (a)	66,600	972,360
CSL Ltd.	183	13,655
Cubist Pharmaceuticals, Inc. (a)	100	1,971
CuraGen Corp. (a)	294,635	580,431
CytRx Corp. (a)	186,785	582,769
deCODE genetics, Inc. (a)	327,482	1,223,145
Digene Corp. (a)	100	6,005
Genentech, Inc. (a)	100	7,566

	Shares	Value
Genitope Corp. (a)	100	$ 386
Genomic Health, Inc. (a)	763	14,344
Genta, Inc. (a)	100	29
Human Genome Sciences, Inc. (a)(d)	1,338,082	11,935,691
Infinity Pharmaceuticals, Inc. (a)	100	1,088
Insmed, Inc. (a)	1,000,074	810,060
Iomai Corp. (a)	100	182
MannKind Corp. (a)	40	493
Medarex, Inc. (a)	179,700	2,567,913
Molecular Insight Pharmaceuticals, Inc.	66,700	629,648
Momenta Pharmaceuticals, Inc. (a)(d)	69,800	703,584
Myriad Genetics, Inc. (a)	100	3,719
Orchid Cellmark, Inc. (a)	927,253	4,302,454
Osiris Therapeutics, Inc.	100	1,351
Pro-Pharmaceuticals, Inc. (a)	100	42
Q-Med AB	101,500	1,454,367
Sangamo Biosciences, Inc. (a)(d)(e)	2,268,749	18,422,242
Seattle Genetics, Inc. (a)	385,945	3,786,120
Sino Biopharmaceutical Ltd.	4,000	803
Sonus Pharmaceuticals, Inc. (a)	100	528
Synta Pharmaceuticals Corp.	100	830
Telik, Inc. (a)	100	338
Theravance, Inc. (a)	100	3,200
TorreyPines Therapeutics, Inc. (a)	100	695
Trubion Pharmaceuticals, Inc.	100	2,088
VaxGen, Inc. (a)	100	160
Vion Pharmaceuticals, Inc. (a)	100	108
		60,786,366
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	100	1,078
Align Technology, Inc. (a)	100	2,416
American Medical Systems Holdings, Inc. (a)	100	1,804
Angiodynamics, Inc. (a)	648	11,670
Beckman Coulter, Inc.	513,100	33,187,308
Becton, Dickinson & Co.	919,332	68,490,234
bioMerieux SA	100	8,608
Biophan Technologies, Inc. (a)	100	16
Clinical Data, Inc. (a)	100	2,116
Cochlear Ltd.	100	5,172
DENTSPLY International, Inc.	100	3,826
Edwards Lifesciences Corp. (a)	1,760,680	86,871,951
Fresenius AG	300	23,111
Gen-Probe, Inc. (a)	100	6,042
Greatbatch, Inc. (a)	100	3,240
Gyrus Group PLC (a)	85,500	810,818
Hologic, Inc. (a)	200	11,062
I-Flow Corp. (a)	200	3,348
IDEXX Laboratories, Inc. (a)	100	9,463
Immucor, Inc. (a)	100	2,797
Inverness Medical Innovations, Inc. (a)	21,100	1,076,522
Kinetic Concepts, Inc. (a)	100	5,197
Kyphon, Inc. (a)	100	4,815
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	150	$ 3,249
Mindray Medical International Ltd. sponsored ADR	118,000	3,602,540
Neogen Corp. (a)	100	2,876
NMT Medical, Inc. (a)	100	1,188
NuVasive, Inc. (a)	100	2,701
Optos PLC (a)	100	508
Palomar Medical Technologies, Inc. (a)	206,899	7,181,464
Quidel Corp. (a)	1,190,525	20,905,619
Somanetics Corp. (a)	100	1,831
St. Jude Medical, Inc. (a)	100	4,149
ThermoGenesis Corp. (a)	1,168,959	3,226,327
Varian Medical Systems, Inc. (a)	100	4,251
Zimmer Holdings, Inc. (a)	100	8,489
		225,487,806
Health Care Providers & Services - 1.3%
Acibadem Saglik Hizmetleri AS	185	1,297
Aetna, Inc.	100	4,940
Apollo Hospitals Enterprise Ltd.	100	1,283
Bangkok Dusit Medical Service PCL (For. Reg.)	100	129
Brookdale Senior Living, Inc.	221,620	10,099,223
Bumrungrad Hospital PCL (For. Reg.)	100	138
Chindex International, Inc. (a)(d)(e)	429,400	9,511,210
Diagnosticos da America SA	1,000	22,135
Health Grades, Inc. (a)	335,121	2,181,638
Health Management Associates, Inc. Class A	100	1,136
Health Net, Inc. (a)	245,000	12,936,000
Humana, Inc. (a)	164,700	10,031,877
Laboratory Corp. of America Holdings (a)	383,800	30,036,188
Lincare Holdings, Inc. (a)	907,800	36,175,830
Medial Saude SA	180,000	2,939,194
National Research Corp.	100	2,517
Network Healthcare Holdings Ltd.	100	204
Nighthawk Radiology Holdings, Inc. (a)	500	9,025
Ramsay Health Care Ltd.	100	951
Sonic Healthcare Ltd.	100	1,277
		113,956,192
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	88,800	2,262,624
Cerner Corp. (a)	26,400	1,464,408
Eclipsys Corp. (a)	619,353	12,263,189
Emageon, Inc. (a)	100	902
Health Corp. (a)	1,907,419	26,722,940
iCAD, Inc. (a)	100	414
IMS Health, Inc.	1,842,900	59,212,377
Merge Technologies, Inc. (a)	200	1,306
Phase Forward, Inc. (a)	49,900	839,817

	Shares	Value
ProxyMed, Inc. (a)	100	$ 229
TriZetto Group, Inc. (a)	1,053,136	20,388,713
		123,156,919
Life Sciences Tools & Services - 4.8%
Applera Corp.:
- Applied Biosystems Group	100	3,054
- Celera Genomics Group (a)	400	4,960
Bachem Holding AG (B Shares)	100	8,342
Bio-Imaging Technologies, Inc. (a)	100	683
Bio-Rad Laboratories, Inc. Class A (a)	327	24,711
Cambrex Corp.	100	1,327
Charles River Laboratories International, Inc. (a)	430,900	22,243,058
Dionex Corp. (a)	100	7,099
Evotec OAI AG (a)	100	436
Exelixis, Inc. (a)	74	895
Harvard Bioscience, Inc. (a)(e)	1,875,657	9,847,199
ICON PLC sponsored ADR	406,452	17,778,210
Illumina, Inc. (a)	100	4,059
Invitrogen Corp. (a)	87,800	6,475,250
Luminex Corp. (a)	100	1,231
Millipore Corp. (a)	561,750	42,181,808
Nektar Therapeutics (a)	100	949
QIAGEN NV (a)(d)	4,314,300	76,751,397
Thermo Fisher Scientific, Inc. (a)	3,736,100	193,231,092
Third Wave Technologies, Inc. (a)	470,674	2,753,443
Varian, Inc. (a)	105,600	5,790,048
Ventana Medical Systems, Inc. (a)	56,643	4,376,805
Waters Corp. (a)	307,920	18,278,131
		399,764,187
Pharmaceuticals - 1.2%
Akorn, Inc. (a)	815,100	5,697,549
Allergan, Inc.	120,216	6,929,250
BioMimetic Therapeutics, Inc.	40,300	629,889
Boiron SA	55	1,853
Chugai Pharmaceutical Co. Ltd.	100	1,798
Daiichi Sankyo Co. Ltd.	100	2,655
Discovery Laboratories, Inc. (a)	1,989,217	5,629,484
Endo Pharmaceuticals Holdings, Inc. (a)	2,348,697	80,395,898
Hi-Tech Pharmacal Co., Inc. (a)	100	1,194
MGI Pharma, Inc. (a)	100	2,237
Pfizer Ltd.	100	1,986
Ranbaxy Laboratories Ltd. sponsored GDR	75	664
Roche Holding AG (participation certificate)	149	26,507
SuperGen, Inc. (a)	100	556
Wockhardt Ltd.	86,000	816,284
		100,137,804
TOTAL HEALTH CARE	1,023,289,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.1%
Aerospace & Defense - 0.3%
Ceradyne, Inc. (a)	277,245	$ 20,505,040
DHB Industries, Inc. (a)	91,800	481,950
DynCorp International, Inc. Class A	129,900	2,856,501
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	4,821
General Dynamics Corp.	200	15,644
QinetiQ Group plc	100	373
		23,864,329
Air Freight & Logistics - 0.2%
Business Post Group PLC	200	1,920
C.H. Robinson Worldwide, Inc.	400	21,008
Expeditors International of Washington, Inc.	200	8,260
FedEx Corp.	100	11,097
Panalpina Welttransport Holding AG	82,690	17,531,688
		17,573,973
Airlines - 0.1%
Air China Ltd. (H Shares)	2,000	1,527
easyJet PLC (a)	100	1,054
TAM SA (PN) sponsored ADR (ltd. vtg.)	240,400	7,957,240
		7,959,821
Building Products - 0.0%
Ameron International Corp.	159	14,340
Duratex SA	100	2,851
PGT, Inc.	100	1,093
Trex Co., Inc. (a)	100	1,963
		20,247
Commercial Services & Supplies - 2.0%
Administaff, Inc.	100	3,349
Advisory Board Co. (a)	100	5,556
Allied Waste Industries, Inc. (a)	4,467,000	60,125,820
Bio-Treat Technology Ltd.	961,416	549,309
Equifax, Inc.	1,421,803	63,156,489
Experian Group Ltd.	100	1,264
Fuel Tech, Inc. (a)	133,100	4,558,675
GFK AG	20	987
Intertek Group PLC	484	9,564
Kenexa Corp. (a)	614,092	23,157,409
Korn/Ferry International (a)	264,000	6,932,640
Midas International Holdings Ltd.	4,166,000	506,152
Monster Worldwide, Inc. (a)	100	4,110
Pike Electric Corp. (a)(d)	102,200	2,287,236
Randstad Holdings NV	62,140	4,949,301
Ritchie Brothers Auctioneers, Inc.	100	6,262
Robert Half International, Inc.	100	3,650
Sinomem Technology Ltd.	2,723,000	2,702,641
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	100	118,861
Steelcase, Inc. Class A	100	1,850

	Shares	Value
Stericycle, Inc. (a)	200	$ 8,892
Taiwan Secom Co.	155,000	265,119
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	1,386,000	1,059,991
United Envirotech Ltd.	1,000	202
		170,415,329
Construction & Engineering - 0.6%
Fluor Corp.	37,900	4,220,923
Gammon India Ltd.	100	1,015
GS Engineering & Construction Corp.	29,690	3,551,167
Hindustan Construction Co. Ltd.	100	304
Insituform Technologies, Inc. Class A (a)	300	6,543
IVRCL Infrastructures & Projects Ltd.	688,326	6,107,885
Jacobs Engineering Group, Inc. (a)	340,140	19,561,451
Larsen & Toubro Ltd.	100	5,424
Nagarjuna Construction Co. Ltd.	175,022	769,622
Orascom Construction Industries SAE GDR	100	13,250
Prajay Engineers Syndicate Ltd.	115,252	717,250
Schmack Biogas AG (d)	65,400	4,956,692
Shaw Group, Inc. (a)	130,000	6,017,700
SNC-Lavalin Group, Inc.	100	3,652
Taihei Dengyo Kaisha Ltd.	462,000	3,507,389
Unitech Ltd.	100	1,246
		49,441,513
Electrical Equipment - 3.1%
Acuity Brands, Inc. (d)	212,900	12,833,612
AstroPower, Inc. (a)	100	0
Ceres Power Holdings PLC (a)	20,100	117,052
Conergy AG	100	7,850
Cooper Industries Ltd. Class A	2,067,740	118,047,277
Crompton Greaves Ltd.	100	625
Distributed Energy Systems Corp. (a)	100	130
Dongfang Electrical Machinery Co. Ltd. (H Shares)	366,000	2,026,780
First Solar, Inc.	718	64,110
Genlyte Group, Inc. (a)	100	7,854
Grupo Corporacion Tecnologica SA	100	3,654
Harbin Electric, Inc. (a)	93,494	1,543,586
Hitachi Cable Ltd.	1,000	5,862
Johnson Electric Holdings Ltd. sponsored ADR	100	545
Jyoti Structures Ltd.	100	460
Kalpataru Power Transmission Ltd.	40,000	1,464,380
KEC International Ltd.	100	1,383
Legrand SA	100	3,623
Neo-Neon Holdings Ltd.	12,185,000	25,993,171
Nexans SA	17,400	2,915,386
Prysmian SpA	116,600	2,834,204
Q-Cells AG	200	17,375
Renewable Energy Corp. AS	284,000	11,076,443
Rockwell Automation, Inc. (d)	603,311	41,893,916
Schneider Electric SA	89,800	12,655,473
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Seoul Semiconductor Co. Ltd.	191,880	$ 11,215,589
Solar Integrated Technologies, Inc. (a)	100	225
SolarWorld AG (d)	404,968	18,744,462
Thomas & Betts Corp. (a)	100	5,800
Vestas Wind Systems AS (a)	100	6,620
		263,487,447
Industrial Conglomerates - 0.4%
3M Co.	100	8,679
Aditya Birla Nuvo Ltd.	100	3,307
Hutchison Whampoa Ltd. ADR	100	4,995
McDermott International, Inc. (a)	56,000	4,654,720
NWS Holdings Ltd.	2,190,535	5,462,890
Sequa Corp. Class A (a)	6,243	699,216
Shanghai Industrial Holdings Ltd. (H Shares)	929,000	3,564,303
Siemens India Ltd.	100	3,440
Teleflex, Inc.	201,900	16,511,382
		30,912,932
Machinery - 5.9%
A.S.V., Inc. (a)	100	1,728
AGCO Corp. (a)	4,005,723	173,888,435
Albany International Corp. Class A	100	4,044
American Science & Engineering, Inc. (a)	100	5,685
Badger Meter, Inc. (d)	660,463	18,664,684
Bucher Industries AG	500	80,345
China Infrastructure Machinery Holdings Ltd.	326,000	712,104
China Metal International Holdings, Inc.	2,000	721
China Yuchai International Ltd.	100	1,142
Circor International, Inc.	250,853	10,141,987
Crane Co.	704,484	32,018,798
Cummins India Ltd.	100	839
Danaher Corp.	100	7,550
Deere & Co.	821,100	99,139,614
Delachaux SA	49,989	4,808,925
Doosan Infracore Co. Ltd.	100	3,356
Dover Corp.	578,841	29,607,717
Eicher Motors Ltd.	100	870
ESCO Technologies, Inc. (a)	100	3,626
Graco, Inc.	100	4,028
Haitian International Holdings Ltd.	1,139,000	872,546
Hamworthy PLC	74,400	866,535
Hexagon AB (B Shares)	55,200	1,069,392
Hyflux Ltd.	100	191
IDEX Corp.	1,650	63,591
Jain Irrigation Systems Ltd.	100	1,186
JTEKT Corp.	1,000	18,107
Kadant, Inc. (a)	178,881	5,581,087
KCI Konecranes Oyj	100	4,210
Komax Holding AG (Reg.)	100	16,945
Krones AG	2,900	676,646

	Shares	Value
MAN AG	156,600	$ 22,626,975
Metso Corp. sponsored ADR	100	5,894
PACCAR, Inc.	150	13,056
Parker Hannifin Corp.	183,900	18,005,649
Railpower Technologies Corp. (a)	100	40
Shanthi Gears Ltd.	130,010	227,297
Shin Zu Shing Co. Ltd.	1,050,000	8,081,857
SPX Corp.	468,580	41,146,010
Tata Motors Ltd.	100	1,654
Tata Motors Ltd. sponsored ADR	100	1,642
Terex Corp. (a)	308,286	25,063,652
Thermax Ltd.	100	1,240
Uzel Makina Sanayi AS (a)	415,173	733,868
Valmont Industries, Inc.	100	7,276
Vossloh AG	20,600	2,419,709
Wabash National Corp.	100	1,463
		496,603,916
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	3,524
Kuehne & Nagel International AG	100	9,234
		12,758
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	100	8,514
Con-way, Inc.	438,600	22,035,264
CSX Corp.	354,900	15,998,892
Guangshen Railway Co. Ltd. sponsored ADR	100	4,045
Knight Transportation, Inc.	225	4,361
Landstar System, Inc.	100	4,825
Norfolk Southern Corp.	100	5,257
Old Dominion Freight Lines, Inc. (a)	100	3,015
		38,064,173
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	100	3,981
GATX Corp.	100	4,925
MSC Industrial Direct Co., Inc. Class A	77	4,235
Richelieu Hardware Ltd.	100	2,283
		15,424
Transportation Infrastructure - 0.0%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,686
Macquarie Infrastructure Group unit	102	311
		1,997
TOTAL INDUSTRIALS	1,098,373,859
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 5.1%
ADC Telecommunications, Inc. (a)	1,677,096	30,741,170
Airspan Networks, Inc. (a)	100	363
Alvarion Ltd. (a)	600	5,598
Cisco Systems, Inc. (a)	4,494,100	125,160,685
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	100	$ 5,835
F5 Networks, Inc. (a)	510,800	41,170,480
Finisar Corp. (a)	100	378
Gemtek Technology Corp.	151,000	389,722
Harris Corp.	100	5,455
Infinera Corp.	100	2,492
Juniper Networks, Inc. (a)	8,706,696	219,147,521
Option NV (a)	360	7,167
Plantronics, Inc.	7,900	207,138
RADWARE Ltd. (a)	324,500	4,721,475
Vyyo, Inc. (a)	100	664
Zyxel Communications Corp.	1,038,470	1,922,153
		423,488,296
Computers & Peripherals - 2.7%
Acer, Inc.	7,628,000	15,610,140
Apple, Inc. (a)	980,500	119,660,220
ASUSTeK Computer, Inc.	459,000	1,267,367
Diebold, Inc.	100	5,220
Gemalto NV (a)	16	372
I-Chiun Precision Industries Co. Ltd.	3,671,000	5,499,772
Lenovo Group Ltd.	5,280,000	3,112,953
Lenovo Group Ltd. ADR	100	1,165
Lexmark International, Inc. Class A (a)	623,600	30,749,716
Logitech International SA (a)	250,943	6,622,386
Logitech International SA (Reg.) (a)	200	5,278
Moser-Baer India Ltd.	100	1,154
Psion PLC	33	84
SanDisk Corp. (a)	20	979
Sun Microsystems, Inc. (a)	7,990,500	42,030,030
Unisteel Technology Ltd.	2,470,625	3,613,699
		228,180,535
Electronic Equipment & Instruments - 2.3%
Acacia Research Corp. - Acacia Technologies (a)	100	1,616
Agilent Technologies, Inc. (a)	1,094,059	42,055,628
Amphenol Corp. Class A	200	7,130
China EnerSave Ltd.	12,373,000	1,737,043
CPI International, Inc.	754,472	14,961,180
Daktronics, Inc.	200	4,296
Digital China Holdings Ltd. (H Shares)	19,601,000	8,548,114
Echelon Corp. (a)	4,525	70,726
Everlight Electronics Co. Ltd.	3,399,000	12,198,610
Gold Circuit Electronics Ltd.	4,532,000	3,529,811
Hana Microelectronics PCL (For. Reg.)	509,400	416,695
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	433,720
Horiba Ltd.	100	4,100
Ingenico SA (d)	364,130	10,792,617
IPG Photonics Corp.	52,543	1,048,233
Itron, Inc. (a)	109,136	8,506,060
L-1 Identity Solutions, Inc.	100	2,045

	Shares	Value
Maxwell Technologies, Inc. (a)(d)	315,586	$ 4,487,633
Measurement Specialties, Inc. (a)	100	2,368
Meiko Electronics Co. Ltd.	100	3,719
Mettler-Toledo International, Inc. (a)	505,174	48,249,169
Motech Industries, Inc.	196,000	2,574,221
Murata Manufacturing Co. Ltd.	100	7,543
Nichicon Corp.	113,100	1,615,321
Nihon Dempa Kogyo Co. Ltd.	100	5,684
Nippon Electric Glass Co. Ltd.	594,000	10,490,013
NovAtel, Inc. (a)	100	3,630
Oriental Investment Corp. Ltd. (a)	20,000	2,097
Prime View International Co. Ltd. (a)	1,304,000	1,481,637
Robotic Vision Systems, Inc. (a)	100	1
Rogers Corp. (a)	100	3,700
Sunpower Corp. Class A (a)(d)	300,800	18,965,440
Tektronix, Inc.	100	3,374
Unity Opto Technology Co. Ltd.	1,000	1,289
Universal Display Corp. (a)	25,600	402,176
Yageo Corp. sponsored GDR (a)	100	235
		192,616,874
Internet Software & Services - 1.8%
Answers Corp. (a)	100	1,235
aQuantive, Inc. (a)	11	702
Art Technology Group, Inc. (a)	100	266
Aun Consulting, Inc. (a)	36	64,599
Baidu.com, Inc. sponsored ADR (a)	100	16,798
Blinkx PLC	3,876,776	3,386,455
CNET Networks, Inc. (a)	100	819
DA Consortium, Inc.	1,591	888,769
DealerTrack Holdings, Inc. (a)	992,361	36,558,579
Digital River, Inc. (a)	100	4,525
eCollege.com (a)	148,433	3,302,634
F@N Communications, Inc. (d)	325	538,324
INFO Edge India Ltd.	100	1,924
Internap Network Services Corp. (a)(d)	1,104,439	15,926,010
LBI International AB (a)	82,100	642,213
LivePerson, Inc. (a)	1,268,773	6,787,936
LoopNet, Inc.	390,991	9,121,820
Omniture, Inc.	196,105	4,494,727
Online Resources Corp. (a)	100	1,098
Open Business Club AG	44,990	2,786,911
Open Text Corp. (a)	36,700	804,110
Openwave Systems, Inc.	100	626
Rediff.com India Ltd. sponsored ADR (a)(d)	39,000	698,880
Sify Ltd. sponsored ADR (a)(d)	677,350	5,974,227
Tencent Holdings Ltd.	1,904,000	7,670,350
TheStreet.com, Inc.	100	1,088
ValueClick, Inc. (a)	766,361	22,576,995
VistaPrint Ltd. (a)	203,412	7,780,509
Visual Sciences, Inc. (a)	699,000	10,813,530
Websense, Inc. (a)	620,936	13,194,890
		154,041,549
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.0%
Authorize.Net Holdings, Inc. (a)	402,211	$ 7,195,555
Cap Gemini SA	36,800	2,707,904
CheckFree Corp. (a)	100	4,020
Cognizant Technology Solutions Corp. Class A (a)	138,600	10,407,474
eLoyalty Corp.	100	2,225
Mastercard, Inc. Class A (d)	385,900	64,009,233
Nomura Research Institute Ltd.	2,787,400	82,155,421
Patni Computer Systems Ltd. sponsored ADR	39,500	995,795
SAIC, Inc.	24,700	446,329
Syntel, Inc.	100	3,039
WNS Holdings Ltd. ADR	100	2,846
		167,929,841
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	75	2,906
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (a)	100	1,430
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares)	2,000	200
Advantest Corp. ADR	100	4,374
Aixtron AG (a)	200	1,762
Aixtron AG sponsored ADR (a)	100	870
Alliance Semiconductor Corp.	100	500
Altera Corp.	8,884,324	196,610,090
ANADIGICS, Inc. (a)(d)	1,110,248	15,310,320
Arima Optoelectronics Corp.	1,743,000	2,387,708
ARM Holdings PLC sponsored ADR	100	875
ASML Holding NV (a)	120,600	3,310,470
ASML Holding NV (NY Shares) (a)	1,495,800	41,059,710
ATMI, Inc. (a)(e)	1,775,576	53,267,280
Bright Led Electronics Corp.	962,000	1,595,498
Cambridge Display Technologies, Inc. (a)	100	641
Credence Systems Corp. (a)	100	360
Cree, Inc. (a)(d)	863,216	22,314,134
Elpida Memory, Inc. (a)	100	4,409
Epistar Corp.	7,649,000	31,423,045
Ersol Solar Energy AG (a)	100	9,081
Fairchild Semiconductor International, Inc. (a)	100	1,932
Formosa Epitaxy, Inc. (a)	1,000	984
Global Mixed-Mode Tech, Inc.	82,000	1,041,906
Harvatek Corp.	1,000	1,411
Hittite Microwave Corp. (a)	100	4,273
Holtek Semiconductor, Inc.	1,385,000	2,813,149
Infineon Technologies AG sponsored ADR (a)	100	1,653
Integrated Device Technology, Inc. (a)	1,091,753	16,671,068
International Rectifier Corp. (a)	51,600	1,922,616
Intersil Corp. Class A	1,226,143	38,574,459
KLA-Tencor Corp.	100	5,495

	Shares	Value
Lam Research Corp. (a)	100	$ 5,140
LSI Corp. (a)	1,747,021	13,120,128
MediaTek, Inc.	689,000	10,774,832
Microchip Technology, Inc.	100	3,704
MJC Probe, Inc.	1,000	4,215
National Semiconductor Corp.	100	2,827
O2Micro International Ltd. sponsored ADR (a)	202,400	2,241,580
Opto Technology Corp. (a)	8,347,000	7,113,051
Powertech Technology, Inc.	1,000,000	4,184,484
Realtek Semiconductor Corp.	154,000	766,707
Richtek Technology Corp.	1,595,000	25,332,926
Saifun Semiconductors Ltd. (a)	3,700	43,956
Samco, Inc.	100	1,161
Semiconductor Manufacturing International Corp. sponsored ADR (a)	100	689
Silicon Laboratories, Inc. (a)	100	3,461
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,363,400	14,997,400
SiRF Technology Holdings, Inc. (a)	100	2,074
Skyworks Solutions, Inc. (a)	100	735
Soitec SA (a)	62,400	1,335,189
Supertex, Inc. (a)	100	3,134
Teradyne, Inc. (a)	729,000	12,815,820
Tyntek Corp.	1,000	1,093
Ultratech, Inc. (a)	100	1,333
Varian Semiconductor Equipment Associates, Inc. (a)	100	4,006
Veeco Instruments, Inc. (a)	100	2,074
Zetex PLC	876,700	1,566,846
		522,670,268
Software - 2.8%
Activision, Inc. (a)	1	19
Adobe Systems, Inc. (a)	652,500	26,197,875
Amdocs Ltd. (a)	383,000	15,251,060
Autonomy Corp. PLC (a)	3,876,776	56,051,668
Business Objects SA sponsored ADR (a)	517,900	20,115,236
Cadence Design Systems, Inc. (a)	997,331	21,901,389
Cognos, Inc. (a)	219,800	8,719,467
Digimarc Corp. (a)	100	981
Electronic Arts, Inc. (a)	197,741	9,357,104
Financial Technology (India) Ltd.	78	5,799
Interactive Intelligence, Inc. (a)	339,714	6,998,108
Kingdee International Software Group Co. Ltd.	2,552,000	2,310,743
Lawson Software, Inc. (a)	100	989
Midway Games, Inc. (a)	100	636
Napster, Inc. (a)	100	340
Nintendo Co. Ltd.	100	36,680
Quality Systems, Inc. (d)	309,043	11,734,363
Salary.com, Inc.	185,900	2,230,800
Sandvine Corp. (a)	1,910,200	10,579,845
Scientific Learning Corp. (a)	100	675
Smith Micro Software, Inc. (a)	100	1,506
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Subex Azure Ltd.	89	$ 1,355
Symantec Corp. (a)	100	2,020
Tata Elxsi Ltd.	100	831
Telelogic AB (a)(d)	3,423,100	10,510,440
The9 Ltd. sponsored ADR (a)(d)	155,000	7,170,300
THQ, Inc. (a)	1,100	33,572
Ubisoft Entertainment SA (a)	384,500	20,372,967
		229,586,768
TOTAL INFORMATION TECHNOLOGY		1,918,517,037
MATERIALS - 6.0%
Chemicals - 1.9%
ADA-ES, Inc. (a)	100	2,093
Advansa Sasa Polyester Sanayi AS (a)	1	1
Air Products & Chemicals, Inc.	100	8,037
Asian Paints India Ltd.	385,678	7,710,229
Dyno Nobel Ltd.	100	203
Ecolab, Inc.	1,580,000	67,466,000
Filtrona PLC	50	262
JSR Corp.	394,700	9,534,203
Jubilant Organosys Ltd.	100	760
Kuraray Co. Ltd.	125,000	1,466,588
Lubrizol Corp.	173,200	11,180,060
Methanex Corp.	103,700	2,573,882
Monsanto Co.	200	13,508
Quaker Chemical Corp.	100	2,360
Recticel SA	100	1,529
RPM International, Inc.	100	2,311
Sensient Technologies Corp.	732,890	18,608,077
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	922,000	603,724
Sodiff Advanced Materials Co. Ltd.	100	4,817
Syngenta AG sponsored ADR	74,500	2,900,285
Terra Nitrogen Co. LP	103,700	13,177,159
Tokuyama Corp.	2,117,000	27,605,569
United Phosphorous Ltd.	100	768
Zoltek Companies, Inc. (a)	100	4,153
		162,866,578
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	6,750
Headwaters, Inc. (a)	100	1,727
Shree Cement Ltd.	100	3,157
		11,634
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	1,080,401	1,731,574

	Shares	Value
Packaging Corp. of America	100	$ 2,531
Sealed Air Corp.	200	6,204
Sonoco Products Co.	100	4,281
		1,744,590
Metals & Mining - 3.2%
Aditya Birla Minerals Ltd.	394,800	950,749
Agnico-Eagle Mines Ltd. (a)	23,350	417,732
Alamos Gold, Inc. (a)	2,718,700	14,036,940
Aquarius Platinum Ltd. (Australia)	42,383	1,290,917
Barrick Gold Corp.	81,700	2,376,030
BHP Billiton Ltd. sponsored ADR	100	5,975
BlueScope Steel Ltd.	100	877
Brush Engineered Materials, Inc. (a)	100	4,199
Eldorado Gold Corp. (a)	8,085,900	47,365,422
FNX Mining Co., Inc. (a)	100	3,043
Freeport-McMoRan Copper & Gold, Inc. Class B	80,668	6,680,924
Grupo Mexico SA de CV Series B	100	611
High River Gold Mines Ltd. (a)	8,491,900	23,118,057
IAMGOLD Corp.	3,863,100	29,737,076
Inmet Mining Corp.	100	7,735
Ivanhoe Mines Ltd. (a)	100	1,418
Kinross Gold Corp. (a)	4,564,666	53,091,961
Lihir Gold Ltd. (a)	2,370,500	6,030,196
Lihir Gold Ltd. sponsored ADR	909,500	23,355,960
Lundin Mining Corp. (a)	970,821	11,720,026
Maharashtra Seamless Ltd.	70,000	1,145,392
Mechel Steel Group OAO sponsored ADR	100	3,653
Meridian Gold, Inc. (a)	100	2,758
Miramar Mining Corp. (a)	1,007,300	4,359,214
Newcrest Mining Ltd.	850,000	16,469,309
Newmont Mining Corp.	274,500	10,721,970
Northern Orion Resources, Inc. (a)	100	570
POSCO sponsored ADR	100	12,000
Royal Gold, Inc.	459,942	10,932,821
Shore Gold, Inc. (a)	805,600	3,705,647
Sumitomo Metal Mining Co. Ltd.	1,600	34,752
Vedanta Resources PLC	100	3,243
Xstrata PLC	100	5,998
		267,593,175
Paper & Forest Products - 0.9%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	100	6,624
Ballarpur Industries Ltd.	100	292
Cathay Forest Products Corp. (a)	40,100	50,066
Glatfelter	100	1,359
Gunns Ltd.	1,445,044	4,006,813
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	76,969
Lee & Man Paper Manufacturing Ltd.	7,938,000	21,978,936
Pope Resources, Inc. LP	100	4,866
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	87
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Sino-Forest Corp. (a)	1,831,000	$ 26,298,334
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	867,600	19,755,252
		72,179,598
TOTAL MATERIALS		504,395,575
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Golden Telecom, Inc.	100	5,501
LG Dacom Corp.	32,020	873,415
Pipex Communications PLC (a)	100	26
PT Indosat Tbk sponsored ADR	100	3,625
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	4,310
		886,877
Wireless Telecommunication Services - 0.0%
Clearwire Corp.	100	2,443
NII Holdings, Inc. (a)	36	2,907
Philippine Long Distance Telephone Co.	100	5,733
Sprint Nextel Corp.	36,700	760,057
Telemig Celular Participacoes SA sponsored ADR	100	5,034
		776,174
TOTAL TELECOMMUNICATION SERVICES		1,663,051
UTILITIES - 2.7%
Electric Utilities - 0.0%
Areva T&D India Ltd.	100	3,747
Entergy Corp.	5,175	555,536
Korea Electric Power Corp. sponsored ADR	100	2,190
		561,473
Gas Utilities - 0.7%
Aegis Logistics Ltd.	120,637	400,982
AGL Resources, Inc.	1,421,200	57,530,176
China Gas Holdings Ltd.	2,000	857
		57,932,015
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	2,195,300	48,033,164
Black Hills Corp.	308,906	12,279,014
International Power PLC sponsored ADR	100	8,560
NTPC Ltd.	100	377
Ormat Technologies, Inc.	100	3,768
PTC India Ltd.	100	158
		60,325,041

	Shares	Value
Multi-Utilities - 1.3%
CH Energy Group, Inc.	34,633	$ 1,557,446
CMS Energy Corp.	277,854	4,779,089
Sempra Energy	1,645,134	97,441,287
Veolia Environnement sponsored ADR	100	7,841
Wisconsin Energy Corp.	100	4,423
		103,790,086
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	15
Guangdong Investment Ltd.	2,000	1,166
Puncak Niaga Holding BHD	70	73
Sino-Environment Technology Group Ltd.	1,000	2,142
		3,396
TOTAL UTILITIES		222,612,011
TOTAL COMMON STOCKS (Cost $6,709,525,702)		8,165,816,989
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60% (a)	5	10
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		10
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 5.32% (b)	216,952,226	216,952,226
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	285,343,850	285,343,850
TOTAL MONEY MARKET FUNDS (Cost $502,296,076)		502,296,076
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $4,785,000)	$ 4,786,722	$ 4,785,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $7,216,606,897)	8,672,898,075
NET OTHER ASSETS - (3.7)%	(312,072,427)
NET ASSETS - 100%	$ 8,360,825,648
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $852,235 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,785,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 901,750
Bear Stearns & Co., Inc.	2,103,427
Lehman Brothers, Inc.	1,779,823
$ 4,785,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,003,224
Fidelity Securities Lending Cash Central Fund	1,865,333
Total	$ 5,868,557
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AGCO Corp.	$ 178,583,287	$ 3,101,472	$ 64,701,925	$ -	$ -
ATMI, Inc.	-	68,242,479	9,497,387	-	53,267,280
Chindex International, Inc.	-	8,626,972	-	-	9,511,210
Core Laboratories NV	102,829,500	-	102,159,975	-	-
Harvard Bioscience, Inc.	7,500,753	2,348,222	-	-	9,847,199
Internap Network Services Corp.	44,130,594	534,879	17,290,645	-	-
Metretek Technologies, Inc.	1,232	18,784,743	2,688,384	-	17,603,129
Newpark Resources, Inc.	20,776,617	35,422,207	6,817,345	-	50,870,899
Parker Drilling Co.	39,970,900	30,215,722	-	-	84,914,920
Sangamo Biosciences, Inc.	-	20,077,817	2,257,494	-	18,422,242
Techwell, Inc.	-	32,403,160	26,075,785	-	-
Total	$ 393,792,883	$ 219,757,673	$ 231,488,940	$ -	$ 244,436,879
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.4%
Japan	5.1%
Canada	3.0%
Cayman Islands	2.4%
Taiwan	2.0%
United Kingdom	1.8%
Bermuda	1.7%
Netherlands	1.5%
France	1.3%
Germany	1.2%
Hong Kong	1.0%
Others (individually less than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $279,453,857 and repurchase agreements of $4,785,000) - See accompanying schedule: Unaffiliated issuers (cost $6,500,589,350)	$ 7,926,165,120
Fidelity Central Funds (cost $502,296,076)	502,296,076
Other affiliated issuers (cost $213,721,471)	244,436,879
Total Investments (cost $7,216,606,897)		$ 8,672,898,075
Cash		467
Foreign currency held at value (cost $307,416)		307,885
Receivable for investments sold		66,319,016
Receivable for fund shares sold		5,380,698
Dividends receivable		5,563,610
Distributions receivable from Fidelity Central Funds		1,424,767
Prepaid expenses		15,581
Other receivables		162,881
Total assets		8,752,072,980

Liabilities
Payable for investments purchased	$ 95,039,217
Payable for fund shares redeemed	4,534,514
Accrued management fee	3,882,133
Distribution fees payable	1,230,768
Other affiliated payables	580,716
Other payables and accrued expenses	636,134
Collateral on securities loaned, at value	285,343,850
Total liabilities		391,247,332

Net Assets		$ 8,360,825,648
Net Assets consist of:
Paid in capital		$ 6,210,097,435
Undistributed net investment income		20,255,478
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		674,545,558
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,455,927,177
Net Assets		$ 8,360,825,648

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,499,601,339 ÷ 42,481,078 shares)	$ 35.30

Service Class: Net Asset Value, offering price and redemption price per share ($1,170,817,468 ÷ 33,342,893 shares)	$ 35.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,466,269,691 ÷ 157,282,429 shares)	$ 34.75

Investor Class: Net Asset Value, offering price and redemption price per share ($224,137,150 ÷ 6,366,279 shares)	$ 35.21

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 44,544,535
Interest		74,166
Income from Fidelity Central Funds (including $1,865,333 from security lending)		5,868,557
Total income		50,487,258

Expenses
Management fee	$ 21,737,796
Transfer agent fees	2,680,325
Distribution fees	6,863,124
Accounting and security lending fees	616,821
Custodian fees and expenses	472,797
Independent trustees' compensation	11,808
Registration fees	7,744
Audit	54,852
Legal	20,340
Interest	8,186
Miscellaneous	720,413
Total expenses before reductions	33,194,206
Expense reductions	(648,392)	32,545,814
Net investment income (loss)		17,941,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	626,272,106
Other affiliated issuers	72,527,780
Foreign currency transactions	113,578
Total net realized gain (loss)		698,913,464
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $303,974)	186,165,747
Assets and liabilities in foreign currencies	(50,874)
Total change in net unrealized appreciation (depreciation)		186,114,873
Net gain (loss)		885,028,337
Net increase (decrease) in net assets resulting from operations		$ 902,969,781

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,941,444	$ 27,365,970
Net realized gain (loss)	698,913,464	689,061,913
Change in net unrealized appreciation (depreciation)	186,114,873	41,085,813
Net increase (decrease) in net assets resulting from operations	902,969,781	757,513,696
Distributions to shareholders from net investment income	(25,044,378)	(14,545,563)
Distributions to shareholders from net realized gain	(699,942,265)	(746,524,101)
Total distributions	(724,986,643)	(761,069,664)
Share transactions - net increase (decrease)	873,831,592	1,451,992,833
Total increase (decrease) in net assets	1,051,814,730	1,448,436,865

Net Assets
Beginning of period	7,309,010,918	5,860,574,053
End of period (including undistributed net investment income of $20,255,478 and undistributed net investment income of $27,410,326, respectively)	$ 8,360,825,648	$ 7,309,010,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 K	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60
Income from Investment Operations
Net investment income (loss) E	.11	.19	.16 H	.01	- J	.09
Net realized and unrealized gain (loss)	3.88	3.93	5.28	6.01	6.73	(2.00)
Total from investment operations	3.99	4.12	5.44	6.02	6.73	(1.91)
Distributions from net investment income	(.17)	(.13)	-	-	(.08)	(.18)
Distributions from net realized gain	(3.29)	(4.33)	(.51)	-	-	-
Total distributions	(3.46)	(4.46)	(.51)	-	(.08)	(.18)
Net asset value, end of period	$ 35.30	$ 34.77	$ 35.11	$ 30.18	$ 24.16	$ 17.51
Total Return B,C,D	12.39%	12.70%	18.30%	24.92%	38.64%	(9.82)%
Ratios to Average Net Assets F,I
Expenses before reductions	.68% A	.68%	.69%	.71%	.70%	.70%
Expenses net of fee waivers, if any	.68% A	.68%	.69%	.71%	.70%	.70%
Expenses net of all reductions	.66% A	.66%	.64%	.68%	.68%	.63%
Net investment income (loss)	.64% A	.58%	.50% H	.03%	-%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,499,601	$ 1,352,385	$ 1,276,302	$ 979,533	$ 678,480	$ 499,557
Portfolio turnover rate G	153% A	149%	107%	55%	51%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 J	2002
Selected Per-hare Data
Net asset value, beginning of period	$ 34.59	$ 34.95	$ 30.07	$ 24.10	$ 17.46	$ 19.54
Income from Investment Operations
Net investment income (loss) E	.09	.16	.12 H	(.02)	(.02)	.08
Net realized and unrealized gain (loss)	3.86	3.91	5.27	5.99	6.72	(2.00)
Total from investment operations	3.95	4.07	5.39	5.97	6.70	(1.92)
Distributions from net investment income	(.14)	(.10)	-	-	(.06)	(.16)
Distributions from net realized gain	(3.29)	(4.33)	(.51)	-	-	-
Total distributions	(3.43)	(4.43)	(.51)	-	(.06)	(.16)
Net asset value, end of period	$ 35.11	$ 34.59	$ 34.95	$ 30.07	$ 24.10	$ 17.46
Total Return B,C,D	12.32%	12.59%	18.20%	24.77%	38.52%	(9.90)%
Ratios to Average Net Assets F,I
Expenses before reductions	.78% A	.78%	.79%	.81%	.80%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.81%	.80%	.80%
Expenses net of all reductions	.76% A	.76%	.74%	.78%	.78%	.73%
Net investment income (loss)	.54% A	.48%	.40% H	(.07)%	(.10)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,170,817	$ 1,091,396	$ 990,561	$ 819,412	$ 580,179	$ 378,264
Portfolio turnover rate G	153% A	149%	107%	55%	51%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 J	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.25	$ 34.67	$ 29.88	$ 23.98	$ 17.39	$ 19.49
Income from Investment Operations
Net investment income (loss) E	.07	.11	.08 H	(.06)	(.05)	.05
Net realized and unrealized gain (loss)	3.82	3.87	5.22	5.96	6.69	(1.99)
Total from investment operations	3.89	3.98	5.30	5.90	6.64	(1.94)
Distributions from net investment income	(.10)	(.07)	-	-	(.05)	(.16)
Distributions from net realized gain	(3.29)	(4.33)	(.51)	-	-	-
Total distributions	(3.39)	(4.40)	(.51)	-	(.05)	(.16)
Net asset value, end of period	$ 34.75	$ 34.25	$ 34.67	$ 29.88	$ 23.98	$ 17.39
Total Return B,C,D	12.24%	12.40%	18.02%	24.60%	38.31%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	.92% A	.93%	.94%	.96%	.95%	.95%
Expenses net of fee waivers, if any	.92% A	.93%	.94%	.96%	.95%	.95%
Expenses net of all reductions	.91% A	.91%	.89%	.93%	.93%	.88%
Net investment income (loss)	.39% A	.33%	.26% H	(.22)%	(.25)%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,466,270	$ 4,701,583	$ 3,542,952	$ 2,201,298	$ 1,177,574	$ 520,933
Portfolio turnover rate G	153% A	149%	107%	55%	51%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 34.69	$ 35.08	$ 31.81
Income from Investment Operations
Net investment income (loss) E	.09	.15	.07 H
Net realized and unrealized gain (loss)	3.87	3.93	3.20
Total from investment operations	3.96	4.08	3.27
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(3.29)	(4.33)	-
Total distributions	(3.44)	(4.47)	-
Net asset value, end of period	$ 35.21	$ 34.69	$ 35.08
Total Return B,C,D	12.32%	12.59%	10.28%
Ratios to Average Net Assets F,J
Expenses before reductions	.79% A	.80%	.86% A
Expenses net of fee waivers, if any	.79% A	.80%	.86% A
Expenses net of all reductions	.77% A	.78%	.80% A
Net investment income (loss)	.53% A	.45%	.45% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,137	$ 163,646	$ 50,760
Portfolio turnover rate G	153% A	149%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Overseas Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2007
United Kingdom	19.9%
Japan	17.4%
France	13.1%
Germany	12.7%
Switzerland	6.2%
Australia	6.1%
Netherlands	4.0%
Italy	3.5%
United States of America	1.9%
Other	15.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2006
United Kingdom	21.1%
Japan	16.4%
France	12.2%
Germany	10.1%
Switzerland	8.6%
Australia	4.8%
United States of America	4.0%
Italy	3.6%
Spain	3.3%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	96.7
Short-Term Investments and Net Other Assets	1.1	3.3
Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Alstom SA (France, Electrical Equipment)	1.8	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.7	2.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.7	0.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.3
ABB Ltd. (Reg.) (Switzerland, Electrical Equipment)	1.4	1.2
E.ON AG (Germany, Electric Utilities)	1.3	1.4
Nintendo Co. Ltd. (Japan, Software)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.4
Man Group plc (United Kingdom, Capital Markets)	1.1	0.9
	14.3
Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	28.7
Industrials	13.8	9.5
Consumer Discretionary	12.6	14.8
Consumer Staples	8.8	8.1
Energy	7.8	8.2
Materials	7.4	4.1
Information Technology	7.0	8.0
Utilities	5.7	4.7
Health Care	5.2	6.0
Telecommunication Services	4.6	4.6

VIP Overseas Portfolio

VIP Overseas Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR (d)	599,600	$ 12,825,444
Australia - 6.1%
AMP Ltd.	859,100	7,372,155
Australian Wealth Management Ltd.	2,494,900	5,627,364
Babcock & Brown Japan Property Trust	2,867,800	4,304,199
Babcock & Brown Ltd.	200,800	5,462,209
Babcock & Brown Wind Partners	4,714,700	7,795,768
BHP Billiton Ltd.	855,200	25,549,100
Commonwealth Bank of Australia	412,100	19,306,571
Computershare Ltd.	1,733,600	16,596,369
CSL Ltd.	532,800	39,757,323
Energy Resources of Australia Ltd.	234,200	3,808,954
Gunns Ltd.	1,497,600	4,152,540
Macquarie Bank Ltd.	212,500	15,316,097
National Australia Bank Ltd.	834,500	29,026,338
Rio Tinto Ltd.	79,200	6,634,503
Seek Ltd.	593,800	3,715,924
Silex Systems Ltd. (a)	554,400	5,871,592
Westfield Group:
unit	653,200	11,055,464
unit (e)	56,800	935,336
WorleyParsons Ltd.	236,518	6,818,885
TOTAL AUSTRALIA		219,106,691
Austria - 0.3%
OMV AG	165,800	11,105,245
Belgium - 0.7%
Hamon & Compagnie International SA (a)	73,974	4,475,204
InBev SA	205,800	16,385,903
KBC Groupe SA	26,700	3,614,301
TOTAL BELGIUM		24,475,408
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	174,800	5,489,888
Clear Media Ltd. (a)	249,000	270,680
TOTAL BERMUDA		5,760,568
Brazil - 0.3%
Vivo Participacoes SA (PN) sponsored ADR	1,938,000	9,709,380
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	271,800	2,508,714
Canada - 0.7%
Cameco Corp. (d)	531,400	26,937,902
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	286,700	14,784,191
Denmark - 1.5%
Novo Nordisk AS Series B	143,800	15,691,267

	Shares	Value
Novozymes AS Series B	144,000	$ 16,760,630
Vestas Wind Systems AS (a)	357,800	23,685,884
TOTAL DENMARK		56,137,781
Finland - 1.4%
Cargotec Corp. (B Shares)	83,820	5,180,896
Fortum Oyj	216,800	6,804,343
Neste Oil Oyj	287,500	11,334,556
Nokia Corp. sponsored ADR	734,700	20,652,417
UPM-Kymmene Corp. sponsored ADR	248,800	6,110,528
TOTAL FINLAND		50,082,740
France - 13.1%
Alstom SA (d)	385,400	64,793,193
AXA SA	247,415	10,648,742
BNP Paribas SA	212,302	25,388,437
Bouygues SA	173,500	14,603,139
Cap Gemini SA	332,500	24,466,799
Carrefour SA	188,100	13,273,516
CNP Assurances	98,000	12,593,522
Electricite de France	186,600	20,274,268
France Telecom SA	106,661	2,931,044
Gaz de France (d)	141,600	7,184,638
Groupe Danone (d)	233,600	18,975,577
L'Air Liquide SA	148,580	19,594,031
L'Oreal SA	170,595	20,087,561
Michelin SA (Compagnie Generale des Etablissements) Series B	89,300	12,551,168
Neopost SA	49,500	7,269,443
Pinault Printemps-Redoute SA	81,600	14,308,275
Remy Cointreau SA	109,300	8,202,531
Renault SA	81,900	13,213,649
Societe Generale Series A	134,610	24,768,240
Sodexho Alliance SA	118,200	8,502,505
Suez SA (France)	345,500	19,868,311
Total SA:
Series B	266,400	21,573,072
sponsored ADR	47,400	3,838,452
Veolia Environnement	473,600	37,195,503
Veolia Environnement rights 6/27/07 (a)	459,800	647,963
Vinci SA	364,800	27,391,603
Vivendi Universal SA	447,100	19,308,905
TOTAL FRANCE		473,454,087
Germany - 12.3%
Aareal Bank AG	169,511	8,855,465
Allianz AG (Reg.)	122,300	28,459,210
BASF AG	34,500	4,509,495
Bayer AG	285,700	21,513,210
Bayerische Motoren Werke AG (BMW)	182,200	11,838,761
Beiersdorf AG	306,100	21,890,330
Commerzbank AG	447,200	21,479,985
DaimlerChrysler AG	146,900	13,507,455
DaimlerChrysler AG (Reg.)	158,400	14,564,880
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	138,800	$ 15,732,598
Deutsche Postbank AG	101,500	8,938,672
Deutsche Telekom AG sponsored ADR (d)	148,200	2,728,362
Deutz AG (a)	337,063	4,388,462
E.ON AG	287,644	48,013,536
ESCADA AG (a)	241,821	10,620,254
GFK AG	111,269	5,493,577
Henkel KGaA	282,177	13,515,383
Hochtief AG	37,000	4,040,616
IVG Immobilien AG	68,700	2,689,870
Lanxess AG	244,300	13,681,702
MAN AG	63,400	9,160,602
Metro AG	183,400	15,260,170
MLP AG	980,300	18,906,017
MPC Muenchmeyer Petersen Capital AG (d)	50,800	5,214,894
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	49,700	9,160,681
Q-Cells AG	89,000	7,731,852
SAP AG sponsored ADR (d)	93,000	4,749,510
SGL Carbon AG (a)	559,300	23,276,416
Siemens AG sponsored ADR	430,400	61,573,024
Wincor Nixdorf AG	152,600	14,209,184
TOTAL GERMANY		445,704,173
Hong Kong - 0.5%
China Overseas Land & Investment Ltd.	3,416,000	5,329,855
China Unicom Ltd.	6,226,000	10,727,398
Dynasty Fine Wines Group Ltd.	8,168,000	3,332,300
TOTAL HONG KONG		19,389,553
India - 0.1%
IVRCL Infrastructures & Projects Ltd.	340,000	3,017,002
Power Finance Corp. Ltd.	11,522	42,051
TOTAL INDIA		3,059,053
Ireland - 0.6%
Allied Irish Banks PLC	432,200	11,876,856
Irish Life & Permanent PLC	399,400	10,102,841
TOTAL IRELAND		21,979,697
Italy - 3.5%
Alleanza Assicurazioni SpA (d)	899,500	11,784,270
Assicurazioni Generali SpA	376,200	15,152,277
Azimut Holdings SpA	518,100	8,913,610
Edison SpA	2,366,800	7,636,493
ENI SpA (d)	698,686	25,274,966
Intesa Sanpaolo SpA	1,556,700	11,650,813
Lottomatica SpA	155,800	6,222,470
Mariella Burani Fashion Group SpA	105,600	3,698,745

	Shares	Value
Unicredito Italiano SpA (d)	2,840,000	$ 25,479,596
Unione di Banche Italiane Scpa	438,500	11,185,645
TOTAL ITALY		126,998,885
Japan - 17.4%
Canon, Inc.	555,000	32,545,199
Chugai Pharmaceutical Co. Ltd.	324,900	5,843,240
Daiwa Securities Group, Inc.	1,038,000	11,066,044
Fujifilm Holdings Corp.	294,000	13,118,279
Honda Motor Co. Ltd.	97,400	3,534,646
Ibiden Co. Ltd.	150,600	9,733,485
Japan Tobacco, Inc.	2,097	10,352,192
KDDI Corp.	1,275	9,451,729
Kinden Corp.	661,000	5,742,692
Konica Minolta Holdings, Inc.	646,500	9,548,420
Matsui Securities Co. Ltd. (d)	659,000	5,901,892
Millea Holdings, Inc.	329,580	13,540,717
Mitsubishi Estate Co. Ltd.	863,000	23,473,935
Mitsubishi UFJ Financial Group, Inc.	1,175	12,948,499
Mitsui & Co. Ltd.	384,000	7,654,433
Mitsui Fudosan Co. Ltd.	484,000	13,597,271
Mizuho Financial Group, Inc.	5,147	35,647,863
Murata Manufacturing Co. Ltd.	162,100	12,227,257
Nafco Co. Ltd.	147,900	4,287,130
Namco Bandai Holdings, Inc.	334,100	5,278,975
NGK Insulators Ltd.	227,000	5,584,686
Nidec Corp. (d)	152,100	8,941,247
Nintendo Co. Ltd.	130,800	47,977,438
Nippon Steel Corp.	1,308,000	9,218,447
Nomura Holdings, Inc.	939,300	18,241,205
NSK Ltd.	1,575,000	16,317,797
NTT DoCoMo, Inc.	11,822	18,678,759
Organo Corp.	291,000	5,812,439
ORIX Corp.	70,730	18,635,827
Point, Inc. (d)	125,450	7,445,920
SHIMIZU Corp.	962,000	5,584,849
Sompo Japan Insurance, Inc.	517,000	6,334,467
Sony Corp.	98,600	5,065,082
Sony Corp. sponsored ADR	104,300	5,357,891
Stanley Electric Co. Ltd.	351,500	7,648,749
Sumco Corp.	209,600	10,534,459
Sumitomo Forestry Co. Ltd.	581,000	5,627,907
Sumitomo Metal Industries Ltd.	1,829,000	10,781,536
Sumitomo Mitsui Financial Group, Inc.	1,654	15,444,137
Sumitomo Trust & Banking Co. Ltd.	1,511,600	14,421,321
T&D Holdings, Inc.	368,850	24,947,389
Takeda Pharamaceutical Co. Ltd.	299,100	19,331,243
Tokuyama Corp.	565,000	7,367,570
Tokyo Electric Power Co.	115,000	3,697,629
Toyota Motor Corp.	987,700	62,165,836
USS Co. Ltd.	128,860	8,213,308
Yahoo! Japan Corp.	17,317	5,884,349
Common Stocks - continued
	Shares	Value
Japan - continued
Yamaguchi Financial Group, Inc.	369,000	$ 4,503,142
Yamaha Motor Co. Ltd.	161,600	4,697,369
TOTAL JAPAN		629,955,896
Korea (South) - 0.4%
Doosan Heavy Industries & Construction Co. Ltd.	64,150	6,152,180
Samsung Fire & Marine Insurance Co. Ltd.	37,770	7,277,222
TOTAL KOREA (SOUTH)		13,429,402
Luxembourg - 0.3%
SES SA FDR unit	562,747	12,185,949
Malaysia - 0.6%
DiGi.com BHD	1,196,100	7,968,226
Gamuda BHD	5,982,300	13,948,592
TOTAL MALAYSIA		21,916,818
Netherlands - 4.0%
ABN-AMRO Holding NV	306,776	14,087,154
ABN-AMRO Holding NV sponsored ADR	320,440	14,714,605
Arcelor Mittal	71,400	4,455,360
Arcelor Mittal Class A (d)	206,000	12,983,735
Heineken NV (Bearer)	202,900	11,869,650
ING Groep NV (Certificaten Van Aandelen)	82,624	3,632,977
Koninklijke Ahold NV sponsored ADR (a)	1,164,200	14,575,784
Koninklijke Numico NV	219,500	11,446,157
Koninklijke Philips Electronics NV (NY Shares)	640,500	27,105,960
SBM Offshore NV	516,900	19,797,901
TNT NV	204,400	9,247,907
TOTAL NETHERLANDS		143,917,190
Norway - 1.3%
Acta Holding ASA	1,444,500	7,593,349
Aker Kvaerner ASA	712,400	18,120,464
Marine Harvest ASA (a)	5,198,000	5,658,814
Schibsted ASA (B Shares)	151,500	6,936,343
Statoil ASA	264,000	8,214,746
TOTAL NORWAY		46,523,716
Panama - 0.6%
McDermott International, Inc. (a)	251,700	20,921,304
Portugal - 0.2%
Energias de Portugal SA	1,342,900	7,433,497
South Africa - 0.6%
Growthpoint Properties Ltd.	3,662,800	7,696,047
Impala Platinum Holdings Ltd.	195,400	5,971,815
JSE Ltd.	786,800	8,894,861
TOTAL SOUTH AFRICA		22,562,723

	Shares	Value
Spain - 1.6%
Altadis SA (Spain)	164,500	$ 10,953,608
Banco Santander Central Hispano SA	861,600	15,836,208
Telefonica SA	1,359,680	30,257,412
TOTAL SPAIN		57,047,228
Sweden - 1.9%
Scania AB (B Shares)	922,100	22,650,057
Skandinaviska Enskilda Banken AB (A Shares)	354,600	11,509,957
Svenska Cellulosa AB (SCA) (B Shares)	510,900	8,590,447
Swedish Match Co.	712,800	13,809,106
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	298,900	11,923,121
TOTAL SWEDEN		68,482,688
Switzerland - 6.2%
ABB Ltd.:
(Reg.)	2,148,790	48,900,100
sponsored ADR	1,015,900	22,959,340
Actelion Ltd. (Reg.) (a)	100,260	4,485,273
Compagnie Financiere Richemont unit	282,272	16,983,458
Credit Suisse Group (Reg.)	55,387	3,930,262
EFG International	177,230	8,182,525
Nestle SA (Reg.)	66,014	25,256,956
Nobel Biocare Holding AG (Switzerland)	28,316	9,283,364
Phonak Holding AG	82,458	7,425,000
Roche Holding AG (participation certificate)	248,861	44,272,372
Schindler Holding AG (Reg.)	106,251	7,175,596
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	15,375	18,274,804
UBS AG (Reg.)	119,804	7,189,438
TOTAL SWITZERLAND		224,318,488
Taiwan - 0.3%
PixArt Imaging, Inc.	416,000	6,238,729
Shin Kong Financial Holding Co. Ltd.	4,909,000	5,735,163
TOTAL TAIWAN		11,973,892
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	734,100	2,593,317
Krung Thai Bank Public Co. Ltd.	7,727,000	2,662,554
Siam Commercial Bank PCL (For. Reg.)	1,232,000	2,604,199
TOTAL THAILAND		7,860,070
United Kingdom - 19.9%
Aegis Group PLC	2,734,700	7,550,883
Anglo American PLC:
ADR	187,400	5,498,316
(United Kingdom)	348,800	20,627,524
AstraZeneca PLC (United Kingdom)	203,800	10,899,224
Barclays PLC	818,100	11,410,450
Benfield Group PLC	998,400	6,480,797
BG Group PLC	1,615,700	26,653,462
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BHP Billiton PLC	745,995	$ 20,822,653
BlueBay Asset Management	358,400	3,562,530
BP PLC	4,134,006	49,704,533
BP PLC sponsored ADR	50,700	3,657,498
British Land Co. PLC	261,500	7,036,583
BT Group PLC	273,600	1,821,629
BT Group PLC sponsored ADR	108,500	7,223,930
Burberry Group PLC	675,700	9,321,719
Cadbury Schweppes PLC sponsored ADR	195,500	10,615,650
Climate Exchange PLC (a)	110,500	4,105,058
Clipper Windpower PLC (a)	281,500	4,742,700
Diageo PLC	1,191,200	24,809,718
GlaxoSmithKline PLC	487,400	12,762,569
Gyrus Group PLC (a)	1,486,200	14,094,009
HBOS plc	513,100	10,154,159
HSBC Holdings PLC:
(Hong Kong) (Reg.)	382,000	7,011,228
(United Kingdom) (Reg.)	561,626	10,308,084
sponsored ADR (d)	225,800	20,721,666
Imperial Tobacco Group PLC sponsored ADR	11,400	1,051,422
Informa PLC	571,800	6,401,391
InterContinental Hotel Group PLC	242,469	6,057,061
International Power PLC	2,314,700	19,963,800
Intertek Group PLC	192,300	3,799,791
Investec PLC	948,500	12,247,111
Jardine Lloyd Thompson Group PLC (d)	1,809,273	15,086,868
Man Group plc	3,349,100	40,957,246
Marks & Spencer Group PLC	1,331,500	16,791,371
Mothercare PLC	652,300	5,043,052
Prudential PLC	1,654,700	23,724,814
Reed Elsevier PLC	2,580,000	33,494,505
Reuters Group PLC	1,565,600	19,478,673
Rio Tinto PLC (Reg.)	187,306	14,334,528
Royal Bank of Scotland Group PLC	1,594,500	20,268,125
Royal Dutch Shell PLC:
Class A sponsored ADR	317,800	25,805,360
Class A (United Kingdom)	419,400	17,130,290
Class B	153,800	6,409,615
RPS Group PLC	1,075,400	7,569,085
SSL International PLC	412,400	3,616,903
Taylor Nelson Sofres PLC	3,766,900	17,927,419
Tesco PLC	3,492,000	29,682,000
Vodafone Group PLC	14,903,962	50,122,024
Xstrata PLC	140,400	8,421,465
TOTAL UNITED KINGDOM		716,980,491

	Shares	Value
United States of America - 0.8%
Calgon Carbon Corp. (a)(d)	648,700	$ 7,524,920
Fluor Corp.	54,500	6,069,665
Fuel Tech, Inc. (a)	379,100	12,984,175
Hypercom Corp. (a)	171,800	1,015,338
TOTAL UNITED STATES OF AMERICA		27,594,098
TOTAL COMMON STOCKS (Cost $2,682,050,470)		3,557,122,962
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Porsche AG (Cost $7,685,783)	6,855	12,264,930
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 5.32% (b)	25,811,817	25,811,817
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	180,897,849	180,897,849
TOTAL MONEY MARKET FUNDS (Cost $206,709,666)		206,709,666
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,896,445,919)		3,776,097,558
NET OTHER ASSETS - (4.6)%		(165,145,034)
NET ASSETS - 100%		$ 3,610,952,524
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,511,592
Fidelity Securities Lending Cash Central Fund	2,854,547
Total	$ 4,366,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $174,403,486) - See accompanying schedule: Unaffiliated issuers (cost $2,689,736,253)	$ 3,569,387,892
Fidelity Central Funds (cost $206,709,666)	206,709,666
Total Investments (cost $2,896,445,919)		$ 3,776,097,558
Foreign currency held at value (cost $580)		580
Receivable for investments sold		25,290,742
Receivable for fund shares sold		951,339
Dividends receivable		8,173,517
Distributions receivable from Fidelity Central Funds		416,375
Prepaid expenses		6,749
Other receivables		494,144
Total assets		3,811,431,004

Liabilities
Payable for investments purchased
Regular delivery	$ 10,804,988
Delayed delivery	939,189
Payable for fund shares redeemed	4,704,424
Accrued management fee	2,132,136
Distribution fees payable	227,360
Other affiliated payables	343,805
Other payables and accrued expenses	428,729
Collateral on securities loaned, at value	180,897,849
Total liabilities		200,478,480

Net Assets		$ 3,610,952,524
Net Assets consist of:
Paid in capital		$ 2,523,183,680
Undistributed net investment income		40,810,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		167,322,843
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		879,635,320
Net Assets		$ 3,610,952,524

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,751,739,462 ÷ 70,546,284 shares)	$ 24.83

Service Class: Net Asset Value, offering price and redemption price per share ($381,238,838 ÷ 15,419,884 shares)	$ 24.72

Service Class 2: Net Asset Value, offering price and redemption price per share ($791,795,314 ÷ 32,177,207 shares)	$ 24.61

Initial Class R: Net Asset Value, offering price and redemption price per share ($272,258,907 ÷ 10,984,959 shares)	$ 24.78

Service Class R: Net Asset Value, offering price and redemption price per share ($143,435,107 ÷ 5,808,993 shares)	$ 24.69

Service Class 2R: Net Asset Value, offering price and redemption price per share ($83,288,688 ÷ 3,406,423 shares)	$ 24.45

Investor Class R: Net Asset Value, offering price and redemption price per share ($187,196,208 ÷ 7,557,294 shares)	$ 24.77

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 57,257,458
Interest		10,812
Income from Fidelity Central Funds (including $2,854,547 from security lending)		4,366,139
		61,634,409
Less foreign taxes withheld		(5,727,766)
Total income		55,906,643

Expenses
Management fee	$ 12,116,525
Transfer agent fees	1,233,731
Distribution fees	1,283,611
Accounting and security lending fees	745,085
Custodian fees and expenses	346,981
Independent trustees' compensation	5,195
Appreciation in deferred trustee compensation account	261
Audit	42,467
Legal	14,073
Interest	3,030
Miscellaneous	104,074
Total expenses before reductions	15,895,033
Expense reductions	(598,613)	15,296,420
Net investment income (loss)		40,610,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $496,271)	181,844,116
Foreign currency transactions	(220,292)
Total net realized gain (loss)		181,623,824
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $405,412)	194,281,096
Assets and liabilities in foreign currencies	(31,487)
Total change in net unrealized appreciation (depreciation)		194,249,609
Net gain (loss)		375,873,433
Net increase (decrease) in net assets resulting from operations		$ 416,483,656

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,610,223	$ 50,744,506
Net realized gain (loss)	181,623,824	381,220,762
Change in net unrealized appreciation (depreciation)	194,249,609	68,425,980
Net increase (decrease) in net assets resulting from operations	416,483,656	500,391,248
Distributions to shareholders from net investment income	(49,430,723)	(24,249,132)
Distributions to shareholders from net realized gain	(225,173,068)	(17,825,284)
Total distributions	(274,603,791)	(42,074,416)
Share transactions - net increase (decrease)	213,248,175	37,019,715
Redemption fees	68,916	70,975
Total increase (decrease) in net assets	355,196,956	495,407,522

Net Assets
Beginning of period	3,255,755,568	2,760,348,046
End of period (including undistributed net investment income of $40,810,681 and undistributed net investment income of $50,264,705, respectively)	$ 3,610,952,524	$ 3,255,755,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98	$ 13.88
Income from Investment Operations
Net investment income (loss) E	.29	.38	.20	.13	.11	.10
Net realized and unrealized gain (loss)	2.62	3.30	3.10	1.97	4.60	(2.90)
Total from investment operations	2.91	3.68	3.30	2.10	4.71	(2.80)
Distributions from net investment income	(.38)	(.19)	(.12)	(.18)	(.10)	(.10)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.04)	(.32)	(.21)	(.18)	(.10)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.83	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98
Total Return B, C, D	13.06%	18.09%	19.06%	13.57%	43.37%	(20.28)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.85% A	.88%	.89%	.91%	.90%	.90%
Expenses net of fee waivers, if any	.85%A	.88%	.89%	.91%	.90%	.90%
Expenses net of all reductions	.82%A	.81%	.82%	.87%	.86%	.86%
Net investment income (loss)	2.46%A	1.76%	1.11%	.80%	.87%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751,739	$ 1,624,901	$ 1,549,179	$ 1,491,485	$ 1,436,137	$ 1,031,489
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94	$ 13.83
Income from Investment Operations
Net investment income (loss) E	.28	.36	.18	.11	.09	.09
Net realized and unrealized gain (loss)	2.60	3.28	3.09	1.97	4.59	(2.89)
Total from investment operations	2.88	3.64	3.27	2.08	4.68	(2.80)
Distributions from net investment income	(.36)	(.17)	(.10)	(.17)	(.09)	(.09)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.02)	(.30)	(.19)	(.17)	(.09)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.72	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94
Total Return B, C, D	12.96%	17.95%	18.97%	13.49%	43.20%	(20.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.98%	.99%	1.01%	1.00%	1.00%
Expenses net of fee waivers, if any	.95%A	.98%	.99%	1.01%	1.00%	1.00%
Expenses net of all reductions	.92%A	.91%	.92%	.97%	.96%	.96%
Net investment income (loss)	2.36%A	1.66%	1.02%	.69%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 381,239	$ 362,060	$ 329,759	$ 322,649	$ 246,632	$ 177,322
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90	$ 13.81
Income from Investment Operations
Net investment income (loss) E	.26	.33	.14	.08	.08	.07
Net realized and unrealized gain (loss)	2.59	3.27	3.08	1.97	4.58	(2.88)
Total from investment operations	2.85	3.60	3.22	2.05	4.66	(2.81)
Distributions from net investment income	(.33)	(.15)	(.09)	(.16)	(.06)	(.10)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(1.99)	(.28)	(.18)	(.16)	(.06)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.61	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90
Total Return B, C, D	12.90%	17.83%	18.72%	13.31%	43.04%	(20.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.13%	1.14%	1.16%	1.16%	1.16%
Expenses net of fee waivers, if any	1.10%A	1.13%	1.14%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.07%A	1.06%	1.07%	1.12%	1.12%	1.12%
Net investment income (loss)	2.21%A	1.51%	.79%	.54%	.61%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 791,795	$ 703,421	$ 502,801	$ 319,708	$ 140,822	$ 47,824
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.92	$ 20.57	$ 17.49	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.29	.38	.19	.12	.11	.06
Net realized and unrealized gain (loss)	2.61	3.29	3.10	1.98	4.59	(3.13)
Total from investment operations	2.90	3.67	3.29	2.10	4.70	(3.07)
Distributions from net investment income	(.38)	(.19)	(.12)	(.18)	(.11)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.04)	(.32)	(.21)	(.18)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 23.92	$ 20.57	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	13.04%	18.08%	19.05%	13.59%	43.32%	(21.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.88%	.89%	.91%	.90%	.91% A
Expenses net of fee waivers, if any	.85% A	.88%	.89%	.91%	.90%	.91% A
Expenses net of all reductions	.82% A	.81%	.82%	.87%	.86%	.87% A
Net investment income (loss)	2.46% A	1.76%	1.08%	.79%	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,259	$ 240,693	$ 184,245	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate G	67% A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.83	$ 20.50	$ 17.43	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.28	.36	.17	.11	.10	.05
Net realized and unrealized gain (loss)	2.60	3.27	3.09	1.97	4.58	(3.12)
Total from investment operations	2.88	3.63	3.26	2.08	4.68	(3.07)
Distributions from net investment income	(.36)	(.17)	(.10)	(.17)	(.10)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.02)	(.30)	(.19)	(.17)	(.10)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.69	$ 23.83	$ 20.50	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	12.98%	17.95%	18.92%	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.98%	.99%	1.01%	1.00%	1.01%A
Expenses net of fee waivers, if any	.95%A	.98%	.99%	1.01%	1.00%	1.01%A
Expenses net of all reductions	.91%A	.91%	.92%	.96%	.96%	.97%A
Net investment income (loss)	2.36%A	1.66%	.96%	.70%	.77%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,435	$ 133,934	$ 115,449	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.61	$ 20.32	$ 17.30	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.26	.32	.14	.08	.08	.04
Net realized and unrealized gain (loss)	2.57	3.26	3.07	1.96	4.55	(3.10)
Total from investment operations	2.83	3.58	3.21	2.04	4.63	(3.06)
Distributions from net investment income	(.33)	(.16)	(.10)	(.16)	(.11)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(1.99)	(.29)	(.19)	(.16)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.45	$ 23.61	$ 20.32	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	12.89%	17.81%	18.74%	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.13%	1.14%	1.16%	1.15%	1.17%A
Expenses net of fee waivers, if any	1.10%A	1.13%	1.14%	1.16%	1.15%	1.17%A
Expenses net of all reductions	1.06%A	1.06%	1.07%	1.11%	1.11%	1.14%A
Net investment income (loss)	2.21%A	1.51%	.77%	.55%	.62%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,289	$ 68,729	$ 49,373	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Financial Highlights - Investor Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.28	.36	.02
Net realized and unrealized gain (loss)	2.61	3.29	2.88
Total from investment operations	2.89	3.65	2.90
Distributions from net investment income	(.37)	(.20)	-
Distributions from net realized gain	(1.66)	(.13)	-
Total distributions	(2.03)	(.33)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 24.77	$ 23.91	$ 20.59
Total Return B, C, D	12.98%	17.94%	16.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	1.01%	1.07%A
Expenses net of fee waivers, if any	.97%A	1.01%	1.07%A
Expenses net of all reductions	.93%A	.93%	1.00%A
Net investment income (loss)	2.34%A	1.64%	.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,196	$ 122,018	$ 29,544
Portfolio turnover rate G	67%A	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Overseas Portfolio (the Funds) are funds of Variable Insurance Products Fund. VIP Contrafund Portfolio and VIP Index 500 Portfolio (the Funds) are funds of Variable Insurance Products Fund II. VIP Growth & Income Portfolio, VIP Mid Cap Portfolio, and VIP Growth Opportunities Portfolio (the Funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund (excluding VIP Index 500 Portfolio and VIP Overseas Portfolio which do not offer Investor Class shares) offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Contrafund Portfolio also offer Service Class 2R shares. VIP Overseas Portfolio offers Initial Class R, Service Class R, Service Class 2R and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent (except for classes of VIP Index 500 Portfolio which do not pay transfer agent fees) and distribution and service plan fees incurred. Certain expense reductions also differ by class.

Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Certain Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2006, dividend income has been reduced $603,728 for VIP Growth Opportunities, with a corresponding increase to its net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Contrafund	$ 17,026,128,394	$ 6,282,703,215	$ (106,274,847)	$ 6,176,428,368
VIP Equity-Income	8,462,847,006	4,299,275,657	(237,163,672)	4,062,111,985
VIP Growth	6,099,619,636	1,503,128,067	(90,200,332)	1,412,927,735
VIP Growth & Income	1,291,497,128	264,977,578	(14,614,673)	250,362,905
VIP Growth Opportunities	528,321,649	148,269,676	(14,657,710)	133,611,966
VIP Index 500	1,640,097,370	1,641,404,804	(98,056,586)	1,543,348,218
VIP Mid Cap	7,238,118,240	1,603,844,029	(169,064,194)	1,434,779,835
VIP Overseas	2,908,040,864	914,006,481	(45,949,787)	868,056,694

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the applicable Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable Fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable Fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund	6,798,378,231	7,184,176,239
VIP Equity-Income	1,110,685,624	1,590,126,744
VIP Growth	3,325,923,489	4,024,973,905
VIP Growth & Income	641,417,444	766,228,812
VIP Growth Opportunities	272,183,753	287,340,496
VIP Index 500	61,996,955	121,549,528
VIP Mid Cap	5,923,016,153	5,865,843,191
VIP Overseas	1,167,922,171	1,121,242,117

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

For all funds except VIP Index 500, the management fee is the sum of an individual fund fee rate applied to the average net assets of each Fund and a group fee rate. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the Fund's average net assets for VIP Overseas, .30% for VIP Contrafund, VIP Growth, VIP Growth Opportunities, and VIP Mid Cap, and .20% for VIP Equity-Income and VIP Growth & Income. The group fee rate averaged .26% during the period.

Management Fee and Expense Contract. For VIP Index 500, the management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays class-level expenses except distribution and service fees so that total expenses do not exceed .10% of each class' average net assets plus the distribution and service fee applicable to each class, with certain exceptions.

For the period each Fund's total annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

VIP Contrafund	.56%
VIP Equity-Income	.46%
VIP Growth	.56%
VIP Growth & Income	.46%
VIP Growth Opportunities	.56%
VIP Index 500.10%
VIP Mid Cap	.56%
VIP Overseas	.71%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R's average net assets and .25% of Service Class 2 and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
VIP Contrafund	$ 1,411,222	$ 8,736,244	$ -	$ 34,422
VIP Equity-Income	555,134	3,152,870	-	21,091
VIP Growth	422,808	825,519	-	7,474
VIP Growth & Income	187,455	805,076	-	-
VIP Growth Opportunities	95,655	73,817	-	-
VIP Index 500	18,524	299,968	-	-
VIP Mid Cap	566,247	6,296,877	-	-
VIP Overseas	184,910	935,642	68,896	94,163

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of the Investor Class, Investor Class R and each class of VIP Index 500) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of average net assets. Investor Class and Investor Class R pay a transfer agent fee equal to an annual rate of .18% of average net assets. Under an expense contract, each class of VIP Index 500 does not pay transfer agent fees. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

VIP Contrafund
Initial Class	$ 3,864,595
Service Class	932,313
Service Class 2	2,310,059
Service Class 2R	9,013
Investor Class	332,048
$ 7,448,028
VIP Equity-Income
Initial Class	$ 2,763,995
Service Class	366,707
Service Class 2	839,086
Service Class 2R	5,607
Investor Class	192,063
$ 4,167,458
VIP Growth
Initial Class	$ 1,837,763
Service Class	282,180
Service Class 2	224,547
Service Class 2R	1,915
Investor Class	81,832
$ 2,428,237
VIP Growth & Income
Initial Class	$ 159,472
Service Clas	125,131
Service Class 2	216,555
Investor Class	39,853
$ 541,011
VIP Growth Opportunities
Initial Class	$ 107,400
Service Class	65,326
Service Class 2	22,411
Investor Class	24,224
$ 219,361
VIP Mid Cap
Initial Class	$ 466,893
Service Class	374,878
Service Class 2	1,665,536
Investor Class	173,018
$ 2,680,325
VIP Overseas
Initial Class	$ 566,191
Service Class	124,133
Service Class 2	250,830
Initial Class R	84,601
Service Class R	45,373
Service Class 2R	24,814
Investor Class R	137,789
$ 1,233,731

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Under the terms of the management contract, FMR pays these fees for VIP Index 500.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund	$ 37,804
VIP Equity-Income	3,569
VIP Growth	35,843
VIP Growth & Income	2,750
VIP Growth Opportunities	3,502
VIP Mid Cap	69,896

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Equity-Income	Borrower	$ 11,529,077	5.41%	$ 42,705
VIP Growth	Borrower	18,945,542	5.40%	68,197
VIP Mid Cap	Borrower	10,912,600	5.40%	8,186
VIP Overseas	Borrower	5,058,000	5.39%	3,030

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

VIP Contrafund	$ 25,581
VIP Equity-Income	14,568
VIP Growth	8,923
VIP Growth & Income	1,898
VIP Growth Opportunities	693
VIP Index 500	3,703
VIP Mid Cap	8,962
VIP Overseas	3,923

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Equity-Income	$ 14,545,000	5.56%	$ 2,247

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction
VIP Contrafund	$ 416,777	$ 24,735
VIP Equity-Income	34,960	6,240
VIP Growth	85,397	313
VIP Growth & Income	4,948	-
VIP Growth Opportunities	1,983	-
VIP Index 500	-	5,308
VIP Mid Cap	618,781	27,960
VIP Overseas	597,901	-

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund	10%	2	25%
VIP Equity-Income	12%	1	21%
VIP Growth	12%	2	34%
VIP Growth & Income	21%	1	55%
VIP Growth Opportunities	23%	2	47%
VIP Index 500	33%	-	-
VIP Mid Cap	12%	1	29%
VIP Overseas	15%	2	37%

Semiannual Report

12. Other Matters Regarding VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap and VIP Overseas.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds listed above is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

13. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Contrafund
From net investment income
Initial Class	$ 3,637,099	$ 146,412,812
Service Class	876,747	29,683,368
Service Class 2	2,061,319	49,971,081
Service Class 2R	8,831	245,916
Investor Class	107,605	2,844,877
Total	$ 6,691,601	$ 229,158,054
From net realized gain
Initial Class	$ 145,483,969	$ 927,845,241
Service Class	35,069,866	220,821,983
Service Class 2	82,452,745	473,395,695
Service Class 2R	353,257	2,188,301
Investor Class	4,304,185	23,404,814
Total	$ 267,664,022	$ 1,647,656,034
VIP Equity-Income
From net investment income
Initial Class	$ 3,132,955	$ 264,166,176
Service Class	419,880	33,884,044
Service Class 2	928,340	59,720,009
Service Class 2R	6,482	384,977
Investor Class	72,275	3,378,206
Total	$ 4,559,932	$ 361,533,412
From net realized gain
Initial Class	$ 12,531,819	$ 955,191,565
Service Class	1,679,522	129,915,591
Service Class 2	3,713,359	250,476,248
Service Class 2R	25,929	1,596,604
Investor Class	289,101	13,529,208
Total	$ 18,239,730	$ 1,350,709,216

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Growth
From net investment income
Initial Class	$ 36,131,213	$ 25,469,432
Service Class	4,577,495	2,969,186
Service Class 2	2,505,307	1,415,183
Service Class 2R	22,643	11,992
Investor Class	488,297	123,218
Total	$ 43,724,955	$ 29,989,011
VIP Growth & Income
From net investment income
Initial Class	$ 4,655,048	$ 5,438,318
Service Class	3,429,419	3,160,972
Service Class 2	5,062,147	4,341,827
Investor Class	348,733	112,567
Total	$ 13,495,347	$ 13,053,684
From net realized gain
Initial Class	$ 19,162,803	$ 15,195,299
Service Class	15,443,893	9,845,652
Service Class 2	26,745,675	15,713,278
Investor Class	1,529,413	301,237
Total	$ 62,881,784	$ 41,055,466
VIP Growth Opportunities
From net investment income
Initial Class	$ -	$ 2,655,348
Service Class	-	1,170,776
Service Class 2	-	271,802
Investor Class	-	31,480
Total	$ -	$ 4,129,406
VIP Index 500
From net investment income
Initial Class	$ 47,627,824	$ 45,574,055
Service Class	592,542	458,108
Service Class 2	3,449,309	2,518,157
Total	$ 51,669,675	$ 48,550,320
VIP Mid Cap
From net investment income
Initial Class	$ 6,546,756	$ 4,750,962
Service Class	4,374,292	2,713,194
Service Class 2	13,389,673	6,828,025
Investor Class	733,657	253,382
Total	$ 25,044,378	$ 14,545,563
From net realized gain
Initial Class	$ 125,996,335	$ 160,864,588
Service Class	103,566,860	122,489,425
Service Class 2	454,282,632	455,271,711
Investor Class	16,096,438	7,898,377
Total	$ 699,942,265	$ 746,524,101

Semiannual Report

13. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Overseas
From net investment income
Initial Class	$ 25,431,971	$ 14,091,669
Service Class	5,409,408	2,672,527
Service Class 2	9,802,828	3,822,324
Initial Class R	3,839,776	1,834,008
Service Class R	1,972,019	1,035,719
Service Class 2R	967,743	404,891
Investor Class R	2,006,978	387,994
Total	$ 49,430,723	$ 24,249,132
From net realized gain
Initial Class	$ 111,097,557	$ 9,796,346
Service Class	25,082,728	2,080,411
Service Class 2	49,162,218	3,312,681
Initial Class R	16,729,732	1,261,487
Service Class R	9,169,613	778,286
Service Class 2R	4,853,334	337,410
Investor Class R	9,077,886	258,663
Total	$ 225,173,068	$ 17,825,284

14. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Contrafund
Initial Class
Shares sold	7,072,603	23,200,996	$ 228,346,656	$ 746,513,275
Reinvestment of distributions	4,701,169	34,412,463	149,121,068	1,074,258,053
Shares redeemed	(28,753,294)	(46,859,093)	(929,831,464)	(1,506,940,332)
Net increase (decrease)	(16,979,522)	10,754,366	$ (552,363,740)	$ 313,830,996
Service Class
Shares sold	2,637,422	9,488,905	$ 84,725,211	$ 303,267,019
Reinvestment of distributions	1,136,472	8,047,385	35,946,613	250,505,351
Shares redeemed	(6,637,303)	(10,323,424)	(214,421,083)	(329,969,678)
Net increase (decrease)	(2,863,409)	7,212,866	$ (93,749,259)	$ 223,802,692
Service Class 2
Shares sold	41,559,131	88,990,838	$ 1,328,559,495	$ 2,818,476,660
Reinvestment of distributions	2,695,823	16,948,766	84,514,063	523,366,776
Shares redeemed	(7,675,997)	(12,941,192)	(244,413,764)	(410,406,086)
Net increase (decrease)	36,578,957	92,998,412	$ 1,168,659,794	$ 2,931,437,350
Service Class 2R
Shares sold	133,687	392,552	$ 4,288,713	$ 12,396,986
Reinvestment of distributions	11,583	79,071	362,088	2,434,217
Shares redeemed	(134,912)	(250,898)	(4,235,505)	(7,851,502)
Net increase (decrease)	10,358	220,725	$ 415,296	$ 6,979,701
Investor Class
Shares sold	2,421,083	6,562,505	$ 78,146,893	$ 210,043,156
Reinvestment of distributions	139,349	842,134	4,411,790	26,249,690
Shares redeemed	(227,847)	(203,925)	(7,355,158)	(6,561,958)
Net increase (decrease)	2,332,585	7,200,714	$ 75,203,525	$ 229,730,888

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

14. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Equity-Income
Initial Class
Shares sold	5,696,780	11,142,631	$ 154,001,014	$ 291,841,012
Reinvestment of distributions	588,017	48,349,563	15,664,773	1,219,357,741
Shares redeemed	(29,092,952)	(51,111,950)	(792,576,231)	(1,316,326,890)
Net increase (decrease)	(22,808,155)	8,380,244	$ (622,910,444)	$ 194,871,863
Service Class
Shares sold	888,622	1,973,377	$ 23,914,008	$ 51,112,539
Reinvestment of distributions	79,103	6,517,581	2,099,402	163,799,635
Shares redeemed	(4,734,917)	(8,189,522)	(127,943,727)	(210,464,004)
Net increase (decrease)	(3,767,192)	301,436	$ (101,930,317)	$ 4,448,170
Service Class 2
Shares sold	10,028,186	18,633,564	$ 269,241,764	$ 478,385,754
Reinvestment of distributions	176,558	12,399,920	4,641,699	310,196,257
Shares redeemed	(6,068,076)	(7,758,659)	(161,990,470)	(196,924,442)
Net increase (decrease)	4,136,668	23,274,825	$ 111,892,993	$ 591,657,569
Service Class 2R
Shares sold	104,532	328,046	$ 2,819,789	$ 8,477,584
Reinvestment of distributions	1,239	79,377	32,411	1,981,581
Shares redeemed	(142,897)	(128,136)	(3,755,419)	(3,244,089)
Net increase (decrease)	(37,126)	279,287	$ (903,219)	$ 7,215,076
Investor Class
Shares sold	2,466,314	4,614,643	$ 66,701,589	$ 119,868,954
Reinvestment of distributions	13,596	660,041	361,376	16,907,414
Shares redeemed	(230,264)	(243,553)	(6,294,226)	(6,281,519)
Net increase (decrease)	2,249,646	5,031,131	$ 60,768,739	$ 130,494,849
VIP Growth
Initial Class
Shares sold	2,333,478	3,610,816	$ 87,862,291	$ 124,622,618
Reinvestment of distributions	987,192	750,646	36,131,213	25,469,432
Shares redeemed	(18,575,107)	(47,564,114)	(691,553,673)	(1,648,287,637)
Net increase (decrease)	(15,254,437)	(43,202,652)	$ (567,560,169)	$ (1,498,195,587)
Service Class
Shares sold	383,604	904,973	$ 14,113,882	$ 31,365,157
Reinvestment of distributions	125,445	87,794	4,577,495	2,969,186
Shares redeemed	(3,666,965)	(8,801,822)	(135,726,612)	(303,894,497)
Net increase (decrease)	(3,157,916)	(7,809,055)	$ (117,035,235)	$ (269,560,154)
Service Class 2
Shares sold	1,862,656	3,844,723	$ 68,999,025	$ 131,119,141
Reinvestment of distributions	69,150	42,144	2,505,307	1,415,183
Shares redeemed	(1,713,667)	(11,956,728)	(63,602,537)	(413,608,979)
Net increase (decrease)	218,139	(8,069,861)	$ 7,901,795	$ (281,074,655)
Service Class 2R
Shares sold	126,327	109,377	$ 4,863,653	$ 3,727,115
Reinvestment of distributions	628	358	22,643	11,992
Shares redeemed	(22,427)	(129,250)	(809,302)	(4,434,759)
Net increase (decrease)	104,528	(19,515)	$ 4,076,994	$ (695,652)
Investor Class
Shares sold	602,007	1,635,275	$ 22,432,556	$ 56,255,612
Reinvestment of distributions	13,371	3,637	488,297	123,218
Shares redeemed	(144,559)	(205,451)	(5,407,637)	(7,058,413)
Net increase (decrease)	470,819	1,433,461	$ 17,513,216	$ 49,320,417

Semiannual Report

14. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Growth & Income
Initial Class
Shares sold	1,005,746	3,091,942	$ 16,195,085	$ 46,929,968
Reinvestment of distributions	1,528,745	1,423,008	23,817,851	20,633,617
Shares redeemed	(3,775,513)	(16,719,037)	(60,827,716)	(256,307,119)
Net increase (decrease)	(1,241,022)	(12,204,087)	$ (20,814,780)	$ (188,743,534)
Service Class
Shares sold	167,479	259,166	$ 2,708,296	$ 3,888,443
Reinvestment of distributions	1,219,206	901,985	18,873,312	13,006,624
Shares redeemed	(1,995,792)	(3,919,600)	(31,903,170)	(58,435,844)
Net increase (decrease)	(609,107)	(2,758,449)	$ (10,321,562)	$ (41,540,777)
Service Class 2
Shares sold	737,120	3,068,878	$ 11,655,800	$ 45,050,170
Reinvestment of distributions	2,073,522	1,402,455	31,807,822	20,055,105
Shares redeemed	(3,919,995)	(4,846,451)	(62,133,674)	(71,974,464)
Net increase (decrease)	(1,109,353)	(375,118)	$ (18,670,052)	$ (6,869,189)
Investor Class
Shares sold	1,180,950	2,783,579	$ 19,029,054	$ 41,259,743
Reinvestment of distributions	120,859	28,578	1,878,146	413,804
Shares redeemed	(530,393)	(1,307,986)	(8,748,545)	(20,006,597)
Net increase (decrease)	771,416	1,504,171	$ 12,158,655	$ 21,666,950
VIP Growth Opportunities
Initial Class
Shares sold	544,335	654,594	$ 10,642,471	$ 11,331,216
Reinvestment of distributions	-	156,105	-	2,655,348
Shares redeemed	(2,281,686)	(6,799,134)	(43,896,795)	(115,931,080)
Net increase (decrease)	(1,737,351)	(5,988,435)	$ (33,254,324)	$ (101,944,516)
Service Class
Shares sold	1,605,959	1,992,061	$ 31,285,985	$ 33,948,381
Reinvestment of distributions	-	68,829	-	1,170,776
Shares redeemed	(1,203,922)	(3,916,648)	(23,262,236)	(67,617,641)
Net increase (decrease)	402,037	(1,855,758)	$ 8,023,749	$ (32,498,484)
Service Class 2
Shares sold	565,145	1,070,091	$ 11,082,308	$ 18,451,710
Reinvestment of distributions	-	16,054	-	271,802
Shares redeemed	(791,368)	(1,226,886)	(14,939,404)	(20,797,202)
Net increase (decrease)	(226,223)	(140,741)	$ (3,857,096)	$ (2,073,690)
Investor Class
Shares sold	1,445,130	621,035	$ 28,119,399	$ 11,059,561
Reinvestment of distributions	-	1,853	-	31,480
Shares redeemed	(468,592)	(157,118)	(9,506,721)	(2,670,651)
Net increase (decrease)	976,538	465,770	$ 18,612,678	$ 8,420,390

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

14. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Index 500
Initial Class
Shares sold	783,209	1,178,307	$ 129,431,495	$ 175,320,988
Reinvestment of distributions	295,623	321,397	47,627,824	45,574,055
Shares redeemed	(1,367,932)	(2,888,868)	(225,499,003)	(425,165,282)
Net increase (decrease)	(289,100)	(1,389,164)	$ (48,439,684)	$ (204,270,239)
Service Class
Shares sold	16,059	43,806	$ 2,647,719	$ 6,502,305
Reinvestment of distributions	3,686	3,238	592,542	458,108
Shares redeemed	(15,868)	(15,668)	(2,575,425)	(2,303,545)
Net increase (decrease)	3,877	31,376	$ 664,836	$ 4,656,868
Service Class 2
Shares sold	359,132	477,153	$ 59,283,885	$ 69,795,173
Reinvestment of distributions	21,572	17,882	3,449,309	2,518,157
Shares redeemed	(169,594)	(234,226)	(27,774,955)	(33,990,040)
Net increase (decrease)	211,110	260,809	$ 34,958,239	$ 38,323,290
VIP Mid Cap
Initial Class
Shares sold	4,666,865	7,331,123	$ 158,083,693	$ 248,761,453
Reinvestment of distributions	4,095,893	5,122,659	132,543,091	165,615,550
Shares redeemed	(5,174,858)	(9,913,376)	(174,727,285)	(328,496,358)
Net increase (decrease)	3,587,900	2,540,406	$ 115,899,499	$ 85,880,645
Service Class
Shares sold	1,566,856	3,284,402	$ 52,549,341	$ 109,868,879
Reinvestment of distributions	3,352,210	3,889,488	107,941,152	125,202,620
Shares redeemed	(3,127,396)	(3,965,782)	(105,285,944)	(132,567,032)
Net increase (decrease)	1,791,670	3,208,108	$ 55,204,549	$ 102,504,467
Service Class 2
Shares sold	13,089,411	35,248,708	$ 436,645,572	$ 1,172,363,016
Reinvestment of distributions	14,665,171	14,476,809	467,672,305	462,099,736
Shares redeemed	(7,729,725)	(14,670,648)	(256,423,526)	(480,746,935)
Net increase (decrease)	20,024,857	35,054,869	$ 647,894,351	$ 1,153,715,817
Investor Class
Shares sold	1,430,422	3,254,309	$ 48,171,367	$ 109,672,374
Reinvestment of distributions	521,217	252,531	16,830,095	8,151,693
Shares redeemed	(303,244)	(235,856)	(10,168,269)	(7,932,163)
Net increase (decrease)	1,648,395	3,270,984	$ 54,833,193	$ 109,891,904

Semiannual Report

14. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Overseas
Initial Class
Shares sold	5,229,543	8,304,320	$ 125,210,951	$ 179,677,212
Reinvestment of distributions	6,089,631	1,151,230	136,529,528	23,888,014
Shares redeemed	(8,578,172)	(16,836,811)	(203,711,642)	(368,119,935)
Net increase (decrease)	2,741,002	(7,381,261)	$ 58,028,837	$ (164,554,709)
Service Class
Shares sold	676,533	1,974,850	$ 15,991,368	$ 42,447,696
Reinvestment of distributions	1,364,912	229,833	30,492,136	4,752,938
Shares redeemed	(1,796,920)	(3,102,957)	(41,922,832)	(67,340,790)
Net increase (decrease)	244,525	(898,274)	$ 4,560,672	$ (20,140,156)
Service Class 2
Shares sold	2,617,756	7,511,166	$ 61,815,624	$ 162,864,891
Reinvestment of distributions	2,651,306	346,191	58,965,046	7,135,005
Shares redeemed	(2,714,635)	(2,840,731)	(64,623,521)	(60,833,342)
Net increase (decrease)	2,554,427	5,016,626	$ 56,157,149	$ 109,166,554
Initial Class R
Shares sold	881,664	2,772,603	$ 21,158,596	$ 60,021,525
Reinvestment of distributions	919,102	149,396	20,569,507	3,095,495
Shares redeemed	(876,667)	(1,817,333)	(20,221,140)	(39,551,862)
Net increase (decrease)	924,099	1,104,666	$ 21,506,963	$ 23,565,158
Service Class R
Shares sold	578,478	1,190,213	$ 13,642,280	$ 25,640,889
Reinvestment of distributions	499,401	87,845	11,141,632	1,814,005
Shares redeemed	(889,601)	(1,290,192)	(20,798,542)	(28,107,366)
Net increase (decrease)	188,278	(12,134)	$ 3,985,370	$ (652,472)
Service Class 2R
Shares sold	467,283	904,989	$ 10,912,316	$ 19,265,401
Reinvestment of distributions	263,397	36,227	5,821,077	742,301
Shares redeemed	(235,639)	(459,435)	(5,553,265)	(9,806,715)
Net increase (decrease)	495,041	481,781	$ 11,180,128	$ 10,200,987
Investor Class R
Shares sold	2,159,373	3,992,909	$ 51,463,803	$ 86,366,168
Reinvestment of distributions	495,302	31,194	11,084,864	646,657
Shares redeemed	(200,577)	(355,662)	(4,719,611)	(7,578,472)
Net increase (decrease)	2,454,098	3,668,441	$ 57,829,056	$ 79,434,353

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Index 500, Mid Cap, and Overseas Portfolios

Fidelity Management & Research (U.K.) Inc.
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Fidelity Research & Analysis Company
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Fidelity International Investment Advisors
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Fidelity Investments Japan Limited
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Geode Capital Management, LLC
Index 500 Portfolio

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank, New York, NY
Growth & Income and Overseas Portfolios

Brown Brothers Harriman & Co., Boston, MA
Contrafund and Mid Cap Portfolios

Mellon Bank, N.A., Pittsburgh, PA
Growth, Growth Opportunities, and Index 500 Portfolios

The Northern Trust Company, Chicago, IL
Equity-Income Portfolio

VIPGRP1-SANN-0807
1.803533.105

Fidelity® Variable Insurance Products

VIP Asset Manager Portfolio

VIP Asset Manager: Growth® Portfolio

VIP Balanced Portfolio

VIP High Income Portfolio

VIP Money Market Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses
VIP Asset Manager	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Asset Manager: Growth	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Balanced	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP High Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Money Market	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Asset Manager
Initial Class
Actual	$ 1,000.00	$ 1,075.40	$ 3.24
HypotheticalA	$ 1,000.00	$ 1,021.67	$ 3.16
Service Class
Actual	$ 1,000.00	$ 1,074.00	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2
Actual	$ 1,000.00	$ 1,073.20	$ 4.57
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class
Actual	$ 1,000.00	$ 1,074.20	$ 3.86
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
VIP Asset Manager: Growth
Initial Class
Actual	$ 1,000.00	$ 1,097.60	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class
Actual	$ 1,000.00	$ 1,097.10	$ 4.37
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Service Class 2
Actual	$ 1,000.00	$ 1,096.20	$ 5.30
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11
Investor Class
Actual	$ 1,000.00	$ 1,097.00	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Balanced
Initial Class
Actual	$ 1,000.00	$ 1,082.30	$ 2.99
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
Service Class
Actual	$ 1,000.00	$ 1,082.60	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2
Actual	$ 1,000.00	$ 1,081.30	$ 4.28
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16
Investor Class
Actual	$ 1,000.00	$ 1,082.20	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
VIP High Income
Initial Class
Actual	$ 1,000.00	$ 1,029.90	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,030.10	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,028.80	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66
Initial Class R
Actual	$ 1,000.00	$ 1,030.00	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class R
Actual	$ 1,000.00	$ 1,028.50	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2R
Actual	$ 1,000.00	$ 1,028.80	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
VIP Money Market
Initial Class
Actual	$ 1,000.00	$ 1,025.60	$ 1.66
HypotheticalA	$ 1,000.00	$ 1,023.16	$ 1.66
Service Class
Actual	$ 1,000.00	$ 1,025.00	$ 2.21
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.21
Service Class 2
Actual	$ 1,000.00	$ 1,024.30	$ 2.91
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
Investor Class
Actual	$ 1,000.00	$ 1,025.30	$ 1.96
HypotheticalA	$ 1,000.00	$ 1,022.86	$ 1.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Annualized Expense Ratio
VIP Asset Manager
Initial Class	.63%
Service Class	.74%
Service Class 2.89%
Investor Class	.75%
VIP Asset Manager: Growth
Initial Class	.74%
Service Class	.84%
Service Class 2	1.02%
Investor Class	.87%
VIP Balanced
Initial Class	.58%
Service Class	.69%
Service Class 2.83%
Investor Class	.69%
VIP High Income
Initial Class	.68%
Service Class	.78%
Service Class 2.93%
Initial Class R	.68%
Service Class R	.79%
Service Class 2R	.96%
Investor Class	.75%
VIP Money Market
Initial Class	.33%
Service Class	.44%
Service Class 2.58%
Investor Class	.39%

Semiannual Report

VIP Asset Manager Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	1.2	0.7
Valero Energy Corp.	1.2	0.8
Monsanto Co.	1.2	0.8
AT&T, Inc.	1.0	1.0
Ultra Petroleum Corp.	0.9	0.8
	5.5
Top Five Bond Issuers as of June 30, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.7	5.7
Fannie Mae	9.4	10.2
Freddie Mac	2.7	2.4
Government National Mortgage Association	0.8	0.9
Morgan Stanley Capital I Trust	0.4	0.0
	23.0
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.8	9.1
Financials	8.9	12.6
Information Technology	7.7	6.9
Consumer Discretionary	6.0	7.5
Materials	5.7	3.4
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stock Class and Equity Futures 49.0%		Stock Class and Equity Futures 50.1%
	Bond Class 47.4%		Bond Class 44.4%
	Short-Term Class 3.6%		Short-Term Class 5.5%
* Foreign investments	17.2%	** Foreign investments	18.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

VIP Asset Manager Portfolio

VIP Asset Manager Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.1%
	Shares	Value
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	138,800	$ 6,387,576
Hotels, Restaurants & Leisure - 1.3%
Burger King Holdings, Inc.	252,000	6,637,680
CKE Restaurants, Inc.	77,000	1,545,390
Hilton Hotels Corp.	109,900	3,678,353
McDonald's Corp.	148,200	7,522,632
Nissin Healthcare Food Service Co.	29,700	385,840
Starwood Hotels & Resorts Worldwide, Inc.	42,100	2,823,647
Vail Resorts, Inc. (a)	48,700	2,964,369
		25,557,911
Household Durables - 0.1%
Koninklijke Philips Electronics NV	38,100	1,612,392
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)	161,100	11,074,014
Media - 0.3%
Comcast Corp. Class A (special) (non-vtg.)	77,450	2,165,502
SES SA FDR unit	63,862	1,382,893
Virgin Media, Inc.	103,650	2,525,951
		6,074,346
Multiline Retail - 0.3%
Kohl's Corp. (a)	36,800	2,613,904
Saks, Inc.	151,600	3,236,660
		5,850,564
Specialty Retail - 0.3%
PETsMART, Inc.	99,700	3,235,265
Tiffany & Co., Inc.	41,500	2,201,990
		5,437,255
Textiles, Apparel & Luxury Goods - 0.9%
Burberry Group PLC	124,100	1,712,040
Coach, Inc. (a)	86,000	4,075,540
Crocs, Inc. (a)(d)	77,000	3,313,310
Polo Ralph Lauren Corp. Class A	32,300	3,168,953
VF Corp.	59,700	5,467,326
		17,737,169
TOTAL CONSUMER DISCRETIONARY		79,731,227
CONSUMER STAPLES - 1.6%
Food Products - 0.7%
Cresud S.A.C.I.F. y A. sponsored ADR	44,500	951,855
Nestle SA sponsored ADR	19,200	1,836,480
Nutreco Holding NV	21,900	1,604,977
Saskatchewan Wheat Pool, Inc. (a)	7,300	75,313
Saskatchewan Wheat Pool, Inc. (a)(e)	204,600	2,110,823
Tyson Foods, Inc. Class A	309,700	7,135,488
		13,714,936

	Shares	Value
Personal Products - 0.3%
Avon Products, Inc.	30,700	$ 1,128,225
Bare Escentuals, Inc.	87,600	2,991,540
Kose Corp.	80,600	2,283,972
		6,403,737
Tobacco - 0.6%
Altria Group, Inc.	138,500	9,714,390
Philip Morris CR AS	3,205	1,666,286
		11,380,676
TOTAL CONSUMER STAPLES		31,499,349
ENERGY - 9.2%
Energy Equipment & Services - 2.1%
GlobalSantaFe Corp.	21,500	1,553,375
Nabors Industries Ltd. (a)	113,800	3,798,644
Oceaneering International, Inc. (a)	90,100	4,742,864
Schlumberger Ltd. (NY Shares)	97,800	8,307,132
Smith International, Inc.	88,100	5,166,184
Transocean, Inc. (a)	80,500	8,531,390
W-H Energy Services, Inc. (a)	23,600	1,461,076
Weatherford International Ltd. (a)	111,900	6,181,356
		39,742,021
Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	48,900	3,989,751
Cabot Oil & Gas Corp.	205,000	7,560,400
Cameco Corp.	227,700	11,542,643
Canadian Natural Resources Ltd.	30,800	2,046,491
China Coal Energy Co. Ltd. (H Shares)	182,000	272,795
DMCI Holdings, Inc.	2,135,000	434,206
EOG Resources, Inc.	76,300	5,574,478
Exxon Mobil Corp.	187,400	15,719,112
Marathon Oil Corp.	160,000	9,593,600
NuVista Energy Ltd. (a)	43,100	586,670
Petroplus Holdings AG	118,710	12,224,720
ProEx Energy Ltd. (a)	55,800	785,731
Quicksilver Resources, Inc. (a)	19,700	878,226
Range Resources Corp.	14,200	531,222
Semirara Mining Corp.	814,700	511,171
Suncor Energy, Inc.	14,100	1,270,158
Sunoco, Inc.	115,200	9,179,136
Tesoro Corp.	93,700	5,354,955
Ultra Petroleum Corp. (a)	327,700	18,102,148
Uranium One, Inc.	225,900	2,877,694
Valero Energy Corp.	304,700	22,505,142
Williams Companies, Inc.	163,300	5,163,546
		136,703,995
TOTAL ENERGY		176,446,016
FINANCIALS - 4.2%
Capital Markets - 1.1%
Charles Schwab Corp.	154,100	3,162,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	55,500	$ 7,352,085
Goldman Sachs Group, Inc.	20,800	4,508,400
Julius Baer Holding AG (Bearer)	38,904	2,799,330
Pampa Holding SA (a)	765,827	686,074
T. Rowe Price Group, Inc.	38,800	2,013,332
		20,521,353
Commercial Banks - 1.2%
Banco Bradesco SA (PN) sponsored ADR	277,800	6,697,758
Banco Daycoval SA	95,600	862,337
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	199,800	8,879,112
Raiffeisen International Bank Holding AG	9,200	1,465,516
Shinsei Bank Ltd.	470,000	1,900,455
Uniao de Bancos Brasileiros SA (Unibanco) GDR	30,100	3,397,387
		23,202,565
Consumer Finance - 0.2%
SFCG Co. Ltd.	7,340	1,229,492
Takefuji Corp.	55,120	1,852,848
		3,082,340
Insurance - 1.5%
Aioi Insurance Co. Ltd.	192,000	1,248,717
Benfield Group PLC	253,400	1,644,866
MetLife, Inc.	138,200	8,911,136
Millea Holdings, Inc.	36,930	1,517,260
Mitsui Sumitomo Insurance Co. Ltd.	86,000	1,104,677
Prudential Financial, Inc.	149,200	14,506,716
		28,933,372
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	344,700	4,970,574
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	21,500	397,750
TOTAL FINANCIALS		81,107,954
HEALTH CARE - 4.7%
Biotechnology - 1.6%
Actelion Ltd. (Reg.) (a)	31,410	1,405,171
Celgene Corp. (a)	283,700	16,264,521
CSL Ltd.	11,100	828,278
Gilead Sciences, Inc. (a)	306,000	11,863,620
		30,361,590
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc.	63,900	4,133,052
Becton, Dickinson & Co.	73,800	5,498,100
Cytyc Corp. (a)	155,800	6,716,538
Synthes, Inc.	17,205	2,068,938
		18,416,628

	Shares	Value
Health Care Providers & Services - 0.7%
Humana, Inc. (a)	136,500	$ 8,314,215
Medco Health Solutions, Inc. (a)	72,900	5,685,471
		13,999,686
Pharmaceuticals - 1.5%
Elan Corp. PLC sponsored ADR (a)	486,800	10,675,524
Merck & Co., Inc.	251,600	12,529,680
Sanofi-Aventis sponsored ADR	42,600	1,715,502
Takeda Pharamaceutical Co. Ltd.	51,000	3,296,200
		28,216,906
TOTAL HEALTH CARE		90,994,810
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.7%
DRS Technologies, Inc.	25,000	1,431,750
General Dynamics Corp.	46,800	3,660,696
L-3 Communications Holdings, Inc.	89,600	8,726,144
		13,818,590
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	117,000	4,416,750
Construction & Engineering - 0.0%
Samwhan Corp.	13,510	475,267
Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR	445,700	10,072,820
Industrial Conglomerates - 0.9%
Hutchison Whampoa Ltd.	397,000	3,942,481
McDermott International, Inc. (a)	150,100	12,476,312
		16,418,793
Machinery - 1.2%
Caterpillar, Inc.	143,800	11,259,540
CNH Global NV	7,200	367,848
Cummins, Inc.	51,700	5,232,557
Deere & Co.	11,700	1,412,658
Kubota Corp.	262,000	2,127,314
MAN AG	18,600	2,687,495
		23,087,412
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	30,700	2,613,798
Kansas City Southern	83,700	3,142,098
		5,755,896
TOTAL INDUSTRIALS		74,045,528
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	208,700	5,812,295
Harris Corp.	48,200	2,629,310
Infinera Corp.	84,600	2,108,232
QUALCOMM, Inc.	123,000	5,336,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	114,700	$ 22,938,853
Sonus Networks, Inc. (a)	258,100	2,199,012
		41,024,672
Computers & Peripherals - 1.4%
Apple, Inc. (a)	129,400	15,791,976
Data Domain, Inc.	7,500	172,500
Dell, Inc. (a)	230,200	6,572,210
EMC Corp. (a)	246,700	4,465,270
		27,001,956
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	64,600	1,288,770
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	129,900	6,318,336
comScore, Inc.	2,000	46,300
Google, Inc. Class A (sub. vtg.) (a)	25,500	13,346,190
SAVVIS, Inc. (a)	73,900	3,658,789
		23,369,615
IT Services - 0.9%
Fidelity National Information Services, Inc.	115,600	6,274,768
Mastercard, Inc. Class A	70,000	11,610,900
		17,885,668
Office Electronics - 0.0%
Canon, Inc.	10,900	639,176
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	401,900	7,985,753
ASML Holding NV (NY Shares) (a)	157,100	4,312,395
		12,298,148
Software - 0.8%
Adobe Systems, Inc. (a)	77,900	3,127,685
EPIQ Systems, Inc. (a)	174,900	2,826,384
Glu Mobile, Inc.	49,500	688,050
Nintendo Co. Ltd.	21,000	7,702,800
Solera Holdings, Inc.	79,900	1,548,462
		15,893,381
TOTAL INFORMATION TECHNOLOGY		139,401,386
MATERIALS - 5.3%
Chemicals - 2.7%
Lanxess AG	18,900	1,058,470
Monsanto Co.	331,600	22,396,264
Potash Corp. of Saskatchewan, Inc.	182,400	14,221,729
The Mosaic Co. (a)	363,800	14,195,476
		51,871,939
Metals & Mining - 2.1%
Anglo American PLC ADR	14,000	410,760
Anglo Platinum Ltd.	4,700	774,074
Aquiline Resources, Inc. (a)	125,000	1,290,777

	Shares	Value
Aquiline Resources, Inc. (a)(e)	70,300	$ 725,933
Arcelor Mittal	197,500	12,324,000
Companhia Vale do Rio Doce sponsored ADR	101,800	4,535,190
European Goldfields Ltd. (a)	278,100	1,472,409
Freeport-McMoRan Copper & Gold, Inc. Class B	115,300	9,549,146
Gold Fields Ltd.	34,400	540,080
Gold Fields Ltd. sponsored ADR	187,900	2,950,030
Guyana Goldfields, Inc.	41,300	394,681
IAMGOLD Corp.	205,000	1,578,033
Impala Platinum Holdings Ltd.	101,200	3,092,875
Meridian Gold, Inc. (a)	14,200	391,636
Tokyo Steel Manufacturing Co. Ltd.	25,500	400,430
		40,430,054
Paper & Forest Products - 0.5%
Abitibi-Consolidated, Inc.	529,000	1,544,417
Bowater, Inc. (d)	75,500	1,883,725
Canfor Corp. New (a)	53,500	676,503
Catalyst Paper Corp. (a)	789,300	2,511,830
Nine Dragons Paper (Holdings) Ltd.	1,155,300	2,692,036
		9,308,511
TOTAL MATERIALS		101,610,504
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	461,000	19,131,500
Wireless Telecommunication Services - 2.1%
America Movil SAB de CV Series L sponsored ADR	205,600	12,732,808
American Tower Corp. Class A (a)	203,300	8,538,600
China Mobile (Hong Kong) Ltd. sponsored ADR	63,400	3,417,260
NII Holdings, Inc. (a)	172,000	13,887,280
Taiwan Cellular Co. Ltd.	1,193,000	1,466,654
		40,042,602
TOTAL TELECOMMUNICATION SERVICES		59,174,102
UTILITIES - 1.9%
Electric Utilities - 0.9%
E.ON AG	14,600	2,437,032
Enernoc, Inc.	13,800	526,194
Entergy Corp.	102,600	11,014,110
Reliant Energy, Inc. (a)	119,200	3,212,440
		17,189,776
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	97,500	8,499,075
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	166,700	$ 1,573,648
NRG Energy, Inc. (a)	239,900	9,972,643
		20,045,366
TOTAL UTILITIES		37,235,142
TOTAL COMMON STOCKS (Cost $716,545,041)		871,246,018
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	27,600	1,109,783
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,059,339)		1,109,783
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.94% 7/12/07 (f) (Cost $4,767,336)	$ 4,775,000	4,770,531
Fixed-Income Funds - 42.9%
	Shares
Fidelity Floating Rate Central Fund (g)	579,100	58,170,590
Fidelity High Income Central Fund 1 (g)	328,353	32,914,143
Fidelity VIP Investment Grade Central Fund (g)	7,286,469	737,099,182
TOTAL FIXED-INCOME FUNDS (Cost $838,362,700)		828,183,915
Money Market Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	124,350,317	$ 124,350,317
Fidelity Money Market Central Fund, 5.43% (b)	73,860,162	73,860,162
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	3,577,450	3,577,450
TOTAL MONEY MARKET FUNDS (Cost $201,787,929)		201,787,929
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,762,522,345)		1,907,098,176
NET OTHER ASSETS - 1.2%		23,819,546
NET ASSETS - 100%		$ 1,930,917,722
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
170 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 10,388,022	$ 199,547
56 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	7,464,670	115,042
130 S&P 500 Index Contracts	Sept. 2007	49,250,500	(317,525)
47 TOPIX 150 Index Contracts (Japan)	Sept. 2007	6,773,709	(15,051)
TOTAL EQUITY INDEX CONTRACTS		$ 73,876,901	$ (17,987)

The face value of futures purchased as a percentage of net assets - 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,836,756 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,221,045.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,012,396
Fidelity Floating Rate Central Fund	2,471,239
Fidelity High Income Central Fund 1	2,422,953
Fidelity Money Market Central Fund	2,689,869
Fidelity Securities Lending Cash Central Fund	27,904
Fidelity VIP Investment Grade Central Fund	20,245,613
Total	$ 29,869,974

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 70,731,860	$ -	$ 12,504,160	$ 58,170,590	2.4%
Fidelity High Income Central Fund 1	80,596,646	-	48,155,663	32,914,143	10.9%
Fidelity VIP Investment Grade Central Fund	791,098,507	49,061,216	89,965,060	737,099,182	24.1%
Total	$ 942,427,103	$ 49,061,216	$ 150,624,883	$ 828,183,915	100.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	23.2%
AAA,AA,A	11.1%
BBB	6.6%
BB	2.6%
B	1.4%
CCC,CC,C	0.5%
Not Rated	1.4%
Equities	49.1%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.8%
Canada	4.5%
Switzerland	1.5%
United Kingdom	1.5%
Japan	1.3%
Brazil	1.2%
Netherlands	1.1%
Others (individually less than 1%)	6.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,578,100) - See accompanying schedule: Unaffiliated issuers (cost $722,371,716)	$ 877,126,332
Fidelity Central Funds (cost $1,040,150,629)	1,029,971,844
Total Investments (cost $1,762,522,345)		$ 1,907,098,176
Foreign currency held at value (cost $119)		92
Receivable for investments sold		27,356,023
Receivable for fund shares sold		79,181
Dividends receivable		669,527
Distributions receivable from Fidelity Central Funds		4,505,366
Receivable for daily variation on futures contracts		137,621
Prepaid expenses		5,128
Other receivables		105,457
Total assets		1,939,956,571

Liabilities
Payable for investments purchased	$ 2,615,639
Payable for fund shares redeemed	1,584,273
Accrued management fee	822,575
Distribution fees payable	13,139
Other affiliated payables	177,962
Other payables and accrued expenses	247,811
Collateral on securities loaned, at value	3,577,450
Total liabilities		9,038,849

Net Assets		$ 1,930,917,722
Net Assets consist of:
Paid in capital		$ 1,678,393,509
Undistributed net investment income		25,018,271
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		82,949,668
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		144,556,274
Net Assets		$ 1,930,917,722

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,822,704,338 ÷ 114,659,793 shares)	$ 15.90

Service Class: Net Asset Value, offering price and redemption price per share ($16,261,945 ÷ 1,029,638 shares)	$ 15.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($55,939,574 ÷ 3,573,277 shares)	$ 15.65

Investor Class: Net Asset Value, offering price and redemption price per share ($36,011,865 ÷ 2,271,492 shares)	$ 15.85

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 4,455,439
Interest		113,281
Income from Fidelity Central Funds		29,869,974
Total income		34,438,694

Expenses
Management fee	$ 5,317,306
Transfer agent fees	719,429
Distribution fees	79,335
Accounting and security lending fees	403,337
Custodian fees and expenses	40,627
Independent trustees' compensation	3,335
Appreciation in deferred trustee compensation account	266
Audit	37,975
Legal	4,256
Miscellaneous	58,980
Total expenses before reductions	6,664,846
Expense reductions	(51,725)	6,613,121
Net investment income (loss)		27,825,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,098,361
Fidelity Central Funds	5,462,207
Foreign currency transactions	(62,794)
Futures contracts	4,615,350
Capital gain distributions from Fidelity Central Funds	594,304
Total net realized gain (loss)		88,707,428
Change in net unrealized appreciation (depreciation) on: Investment securities	35,103,192
Assets and liabilities in foreign currencies	9,142
Futures contracts	(537,745)
Total change in net unrealized appreciation (depreciation)		34,574,589
Net gain (loss)		123,282,017
Net increase (decrease) in net assets resulting from operations		$ 151,107,590

Statement of Changes in Net Assets

	Six months ended June 30, 2007 Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,825,573	$ 66,787,201
Net realized gain (loss)	88,707,428	162,523,758
Change in net unrealized appreciation (depreciation)	34,574,589	(68,032,199)
Net increase (decrease) in net assets resulting from operations	151,107,590	161,278,760
Distributions to shareholders from net investment income	(66,845,425)	(65,774,370)
Distributions to shareholders from net realized gain	(61,310,603)	-
Total distributions	(128,156,028)	(65,774,370)
Share transactions - net increase (decrease)	(279,276,825)	(405,651,778)
Total increase (decrease) in net assets	(256,325,263)	(310,147,388)

Net Assets
Beginning of period	2,187,242,985	2,497,390,373
End of period (including undistributed net investment income of $25,018,271 and undistributed net investment income of $61,631,634, respectively)	$ 1,930,917,722	$ 2,187,242,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Income from Investment Operations
Net investment income (loss)E	.21	.44	.38	.36H	.36	.46
Net realized and unrealized gain (loss)	.92	.64	.21	.42	1.83	(1.69)
Total from investment operations	1.13	1.08	.59	.78	2.19	(1.23)
Distributions from net investment income	(.49)	(.41)	(.39)	(.39)	(.48)	(.53)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.94)	(.41)	(.40) J	(.39)	(.48)	(.53)
Net asset value, end of period	$ 15.90	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75
Total ReturnB, C, D	7.54%	7.32%	4.04%	5.47%	17.97%	(8.73)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.63%A	.65%	.64%	.66%	.63%	.63%
Expenses net of fee waivers, if any	.63%A	.65%	.64%	.66%	.63%	.63%
Expenses net of all reductions	.63%A	.63%	.63%	.65%	.62%	.61%
Net investment income (loss)	2.68%A	2.90%	2.60%	2.53%	2.71%	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,822,704	$ 2,080,545	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Income from Investment Operations
Net investment income (loss)E	.20	.42	.36	.34H	.34	.44
Net realized and unrealized gain (loss)	.90	.64	.21	.42	1.83	(1.68)
Total from investment operations	1.10	1.06	.57	.76	2.17	(1.24)
Distributions from net investment income	(.47)	(.39)	(.37)	(.38)	(.46)	(.51)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.92)	(.39)	(.38)J	(.38)	(.46)	(.51)
Net asset value, end of period	$ 15.79	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66
Total ReturnB, C, D	7.40%	7.24%	3.93%	5.36%	17.91%	(8.85)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.74%A	.76%	.74%	.77%	.74%	.74%
Expenses net of fee waivers, if any	.74%A	.76%	.74%	.77%	.74%	.74%
Expenses net of all reductions	.74%A	.74%	.73%	.76%	.73%	.72%
Net investment income (loss)	2.57%A	2.79%	2.50%	2.41%	2.59%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,262	$ 24,021	$ 29,382	$ 33,118	$ 32,087	$ 25,692
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Income from Investment Operations
Net investment income (loss)E	.19	.39	.34	.32H	.32	.41
Net realized and unrealized gain (loss)	.89	.63	.21	.41	1.81	(1.67)
Total from investment operations	1.08	1.02	.55	.73	2.13	(1.26)
Distributions from net investment income	(.45)	(.37)	(.37)	(.36)	(.45)	(.51)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.90)	(.37)	(.37)J	(.36)	(.45)	(.51)
Net asset value, end of period	$ 15.65	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59
Total ReturnB, C, D	7.32%	7.06%	3.85%	5.18%	17.66%	(9.03)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.89%A	.92%	.90%	.93%	.91%	.90%
Expenses net of fee waivers, if any	.89%A	.92%	.90%	.93%	.91%	.90%
Expenses net of all reductions	.89%A	.90%	.89%	.92%	.89%	.88%
Net investment income (loss)	2.42%A	2.64%	2.34%	2.25%	2.43%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,940	$ 55,585	$ 51,574	$ 36,763	$ 22,456	$ 16,367
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.04 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss)E	.20	.42	.16
Net realized and unrealized gain (loss)	.91	.63	.24
Total from investment operations	1.11	1.05	.40
Distributions from net investment income	(.48)	(.41)	-
Distributions from net realized gain	(.45)	-	-
Total distributions	(.93)	(.41)	-
Net asset value, end of period	$ 15.85	$ 15.67	$ 15.03
Total ReturnB, C, D	7.42%	7.16%	2.73%
Ratios to Average Net AssetsF, I
Expenses before reductions	.75%A	.78%	.82%A
Expenses net of fee waivers, if any	.75%A	.78%	.82%A
Expenses net of all reductions	.74%A	.76%	.81%A
Net investment income (loss)	2.56%A	2.77%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,012	$ 27,092	$ 9,322
Portfolio turnover rateG	99%A	173%	44%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager: Growth Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	1.6	1.0
Valero Energy Corp.	1.6	1.2
Monsanto Co.	1.5	1.2
AT&T, Inc.	1.3	1.5
Celgene Corp.	1.1	1.0
Apple, Inc.	1.1	0.3
Exxon Mobil Corp.	1.1	2.1
Ultra Petroleum Corp.	1.1	1.2
Prudential Financial, Inc.	1.0	1.2
Potash Corp. of Saskatchewan, Inc.	1.0	0.0
	12.4
Market Sectors as of June 30, 2007
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.1	10.1
Information Technology	9.5	8.6
Materials	6.9	4.0
Health Care	6.2	6.7
Financials	5.6	12.1
Consumer Discretionary	5.5	6.9
Industrials	5.1	7.8
Telecommunication Services	4.1	4.0
Utilities	2.6	0.7
Consumer Staples	2.1	3.8
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stock Class and Equity Futures 68.5%		Stock Class and Equity Futures 70.5%
	Bond Class 28.3%		Bond Class 28.6%
	Short-Term Class 3.2%		Short-Term Class 0.9%
* Foreign investments	20.2%	** Foreign investments	19.7%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

VIP Asset Manager: Growth Portfolio

VIP Asset Manager: Growth Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.6%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Diversified Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	22,400	$ 1,030,848
Hotels, Restaurants & Leisure - 1.8%
Burger King Holdings, Inc.	40,700	1,072,038
CKE Restaurants, Inc.	12,200	244,854
Hilton Hotels Corp.	17,200	575,684
McDonald's Corp.	23,900	1,213,164
Nissin Healthcare Food Service Co.	4,500	58,460
Starwood Hotels & Resorts Worldwide, Inc.	6,700	449,369
Vail Resorts, Inc. (a)	7,800	474,786
		4,088,355
Household Durables - 0.1%
Koninklijke Philips Electronics NV	5,900	249,688
Internet & Catalog Retail - 0.8%
Priceline.com, Inc. (a)(d)	26,000	1,787,240
Media - 0.4%
Comcast Corp. Class A (special) (non-vtg.)	12,050	336,918
SES SA FDR unit	10,011	216,782
Virgin Media, Inc.	15,950	388,702
		942,402
Multiline Retail - 0.4%
Kohl's Corp. (a)	5,700	404,871
Saks, Inc.	23,700	505,995
		910,866
Specialty Retail - 0.4%
PETsMART, Inc.	15,800	512,710
Tiffany & Co., Inc.	6,700	355,502
		868,212
Textiles, Apparel & Luxury Goods - 1.2%
Burberry Group PLC	19,600	270,395
Coach, Inc. (a)	13,600	644,504
Crocs, Inc. (a)(d)	12,000	516,360
Polo Ralph Lauren Corp. Class A	5,100	500,361
VF Corp.	9,600	879,168
		2,810,788
TOTAL CONSUMER DISCRETIONARY		12,688,399
CONSUMER STAPLES - 2.1%
Food Products - 0.9%
Cresud S.A.C.I.F. y A. sponsored ADR	7,000	149,730
Nestle SA sponsored ADR	3,300	315,645
Nutreco Holding NV	3,400	249,174
Saskatchewan Wheat Pool, Inc. (a)	800	8,253
Saskatchewan Wheat Pool, Inc. (a)(e)	31,300	322,917
Tyson Foods, Inc. Class A	50,000	1,152,000
		2,197,719

	Shares	Value
Personal Products - 0.4%
Avon Products, Inc.	4,700	$ 172,725
Bare Escentuals, Inc.	12,000	409,800
Kose Corp.	12,200	345,713
		928,238
Tobacco - 0.8%
Altria Group, Inc.	22,300	1,564,122
Philip Morris CR AS	500	259,951
		1,824,073
TOTAL CONSUMER STAPLES		4,950,030
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
GlobalSantaFe Corp.	3,300	238,425
Nabors Industries Ltd. (a)	18,600	620,868
Oceaneering International, Inc. (a)	14,100	742,224
Schlumberger Ltd. (NY Shares)	15,800	1,342,052
Smith International, Inc.	14,300	838,552
Transocean, Inc. (a)	13,100	1,388,338
W-H Energy Services, Inc. (a)	3,800	235,258
Weatherford International Ltd. (a)	18,100	999,844
		6,405,561
Oil, Gas & Consumable Fuels - 9.3%
Apache Corp.	8,000	652,720
Cabot Oil & Gas Corp.	28,800	1,062,144
Cameco Corp.	36,700	1,860,408
Canadian Natural Resources Ltd.	4,700	312,289
China Coal Energy Co. Ltd. (H Shares)	19,000	28,479
DMCI Holdings, Inc.	339,000	68,944
EOG Resources, Inc.	12,500	913,250
Exxon Mobil Corp.	30,200	2,533,176
Marathon Oil Corp.	25,800	1,546,968
NuVista Energy Ltd. (a)	6,500	88,477
Petroplus Holdings AG	19,152	1,972,267
ProEx Energy Ltd. (a)	8,600	121,098
Quicksilver Resources, Inc. (a)	3,800	169,404
Range Resources Corp.	1,600	59,856
Semirara Mining Corp.	155,100	97,315
Suncor Energy, Inc.	2,200	198,181
Sunoco, Inc.	18,600	1,482,048
Tesoro Corp.	15,100	862,965
Ultra Petroleum Corp. (a)	45,700	2,524,468
Uranium One, Inc.	35,800	456,049
Valero Energy Corp.	49,200	3,633,912
Williams Companies, Inc.	24,400	771,528
		21,415,946
TOTAL ENERGY		27,821,507
FINANCIALS - 5.5%
Capital Markets - 1.4%
Charles Schwab Corp.	24,400	500,688
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	8,300	$ 1,099,501
Goldman Sachs Group, Inc.	3,200	693,600
Julius Baer Holding AG (Bearer)	6,200	446,120
Pampa Holding SA (a)	115,043	103,062
T. Rowe Price Group, Inc.	5,300	275,017
		3,117,988
Commercial Banks - 1.6%
Banco Bradesco SA (PN) sponsored ADR	44,800	1,080,128
Banco Daycoval SA	15,100	136,206
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	32,200	1,430,968
Raiffeisen International Bank Holding AG	1,400	223,013
Shinsei Bank Ltd.	71,000	287,090
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,200	474,054
		3,631,459
Consumer Finance - 0.2%
SFCG Co. Ltd.	1,130	189,281
Takefuji Corp.	8,360	281,020
		470,301
Insurance - 2.0%
Aioi Insurance Co. Ltd.	29,000	188,608
Benfield Group PLC	39,000	253,156
MetLife, Inc.	22,300	1,437,904
Millea Holdings, Inc.	5,579	229,212
Mitsui Sumitomo Insurance Co. Ltd.	13,000	166,986
Prudential Financial, Inc.	24,100	2,343,243
		4,619,109
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	53,800	775,796
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	3,000	55,500
TOTAL FINANCIALS		12,670,153
HEALTH CARE - 6.2%
Biotechnology - 2.1%
Actelion Ltd. (Reg.) (a)	4,835	216,301
Celgene Corp. (a)	45,800	2,625,714
CSL Ltd.	1,200	89,544
Gilead Sciences, Inc. (a)	49,400	1,915,238
		4,846,797
Health Care Equipment & Supplies - 1.3%
Beckman Coulter, Inc.	10,000	646,800
Becton, Dickinson & Co.	11,900	886,550
Cytyc Corp. (a)	25,200	1,086,372
Synthes, Inc.	2,649	318,548
		2,938,270

	Shares	Value
Health Care Providers & Services - 0.9%
Humana, Inc. (a)	19,700	$ 1,199,927
Medco Health Solutions, Inc. (a)	11,800	920,282
		2,120,209
Pharmaceuticals - 1.9%
Elan Corp. PLC sponsored ADR (a)	78,400	1,719,312
Merck & Co., Inc.	40,700	2,026,860
Sanofi-Aventis sponsored ADR	6,400	257,728
Takeda Pharamaceutical Co. Ltd.	7,700	497,662
		4,501,562
TOTAL HEALTH CARE		14,406,838
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.0%
DRS Technologies, Inc.	3,900	223,353
General Dynamics Corp.	7,700	602,294
L-3 Communications Holdings, Inc.	14,500	1,412,155
		2,237,802
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	18,300	690,825
Construction & Engineering - 0.0%
Samwhan Corp.	1,940	68,247
Electrical Equipment - 0.7%
ABB Ltd. sponsored ADR	71,700	1,620,420
Industrial Conglomerates - 1.1%
Hutchison Whampoa Ltd.	60,000	595,841
McDermott International, Inc. (a)	24,300	2,019,816
		2,615,657
Machinery - 1.6%
Caterpillar, Inc.	23,100	1,808,730
CNH Global NV	900	45,981
Cummins, Inc.	8,200	829,922
Deere & Co.	1,800	217,332
Kubota Corp.	39,000	316,661
MAN AG	2,900	419,018
		3,637,644
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	4,700	400,158
Kansas City Southern (d)	13,200	495,528
		895,686
TOTAL INDUSTRIALS		11,766,281
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	33,700	938,545
Harris Corp.	7,600	414,580
Infinera Corp.	12,600	313,992
QUALCOMM, Inc.	20,100	872,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	18,500	$ 3,699,817
Sonus Networks, Inc. (a)	41,000	349,320
		6,588,393
Computers & Peripherals - 1.9%
Apple, Inc. (a)	20,900	2,550,636
Data Domain, Inc.	900	20,700
Dell, Inc. (a)	37,100	1,059,205
EMC Corp. (a)	36,200	655,220
		4,285,761
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	8,900	177,555
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	19,800	963,072
comScore, Inc.	200	4,630
Google, Inc. Class A (sub. vtg.) (a)	4,000	2,093,520
SAVVIS, Inc. (a)	11,800	584,218
		3,645,440
IT Services - 1.2%
Fidelity National Information Services, Inc.	18,700	1,015,036
Mastercard, Inc. Class A (d)	11,300	1,874,331
		2,889,367
Office Electronics - 0.0%
Canon, Inc.	1,700	99,688
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	64,900	1,289,563
ASML Holding NV (NY Shares) (a)	24,500	672,525
		1,962,088
Software - 1.0%
Adobe Systems, Inc. (a)	12,300	493,845
EPIQ Systems, Inc. (a)	24,300	392,688
Glu Mobile, Inc.	5,200	72,280
Nintendo Co. Ltd.	3,000	1,100,400
Solera Holdings, Inc.	9,500	184,110
		2,243,323
TOTAL INFORMATION TECHNOLOGY		21,891,615
MATERIALS - 6.9%
Chemicals - 3.6%
Lanxess AG	2,900	162,411
Monsanto Co.	53,300	3,599,882
Potash Corp. of Saskatchewan, Inc.	28,900	2,253,333
The Mosaic Co.(a)	57,400	2,239,748
		8,255,374
Metals & Mining - 2.7%
Anglo American PLC ADR	2,200	64,548
Anglo Platinum Ltd.	700	115,288
Aquiline Resources, Inc.(a)	20,300	209,622

	Shares	Value
Aquiline Resources, Inc. (a)(e)	8,600	$ 88,805
Arcelor Mittal	31,200	1,946,880
Companhia Vale do Rio Doce sponsored ADR	16,000	712,800
European Goldfields Ltd. (a)	41,100	217,605
Freeport-McMoRan Copper & Gold, Inc. Class B	18,700	1,548,734
Gold Fields Ltd.	3,500	54,950
Gold Fields Ltd. sponsored ADR	30,200	474,140
Guyana Goldfields, Inc.	6,100	58,294
IAMGOLD Corp.	31,600	243,248
Impala Platinum Holdings Ltd.	16,200	495,104
Meridian Gold, Inc. (a)	2,200	60,676
Tokyo Steel Manufacturing Co. Ltd.	3,600	56,531
		6,347,225
Paper & Forest Products - 0.6%
Abitibi-Consolidated, Inc.	81,500	237,939
Bowater, Inc.	11,600	289,420
Canfor Corp. New (a)	6,700	84,721
Catalyst Paper Corp. (a)	120,000	381,882
Nine Dragons Paper (Holdings) Ltd.	159,600	371,894
		1,365,856
TOTAL MATERIALS		15,968,455
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	74,400	3,087,600
Wireless Telecommunication Services - 2.8%
America Movil SAB de CV Series L sponsored ADR	33,200	2,056,076
American Tower Corp. Class A (a)	32,800	1,377,600
China Mobile (Hong Kong) Ltd. sponsored ADR	10,000	539,000
NII Holdings, Inc. (a)	27,700	2,236,498
Taiwan Cellular Co. Ltd.	177,000	217,601
		6,426,775
TOTAL TELECOMMUNICATION SERVICES		9,514,375
UTILITIES - 2.6%
Electric Utilities - 1.2%
E.ON AG	2,200	367,224
Enernoc, Inc.	1,700	64,821
Entergy Corp.	16,600	1,782,010
Reliant Energy, Inc. (a)	18,500	498,575
		2,712,630
Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc.	15,800	1,377,286
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	26,400	$ 249,216
NRG Energy, Inc.(a)	38,900	1,617,073
		3,243,575
TOTAL UTILITIES		5,956,205
TOTAL COMMON STOCKS (Cost $113,673,028)		137,633,858
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	4,100	164,859
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $157,785)		164,859
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.74% to 4.94% 7/12/07 to 9/6/07 (f) (Cost $966,832)	$ 975,000	967,121
Fixed-Income Funds - 25.9%
	Shares
Fidelity Floating Rate Central Fund (g)	70,521	7,083,834
Fidelity High Income Central Fund 1 (g)	39,175	3,926,866
Fidelity VIP Investment Grade Central Fund (g)	482,473	48,807,013
TOTAL FIXED-INCOME FUNDS (Cost $59,883,644)		59,817,713
Money Market Funds - 13.5%
Fidelity Cash Central Fund, 5.32% (b)	28,388,858	28,388,858
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	2,755,900	2,755,900
TOTAL MONEY MARKET FUNDS (Cost $31,144,758)		31,144,758
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $205,826,047)	229,728,309
NET OTHER ASSETS - 0.5%	1,187,801
NET ASSETS - 100%	$ 230,916,110
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
77 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 4,705,163	$ 90,383
29 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	3,865,633	59,575
7 S&P 500 E-Mini Index Contracts	Sept. 2007	530,390	(3,413)
20 S&P 500 Index Contracts	Sept. 2007	7,577,000	(48,850)
27 TOPIX 150 Index Contracts (Japan)	Sept. 2007	3,891,279	(8,653)
TOTAL EQUITY INDEX CONTRACTS		$ 20,569,465	$ 89,042

The face value of futures purchased as a percentage of net assets -8.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,722 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $942,316.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 601,329
Fidelity Floating Rate Central Fund	265,220
Fidelity High Income Central Fund 1	239,045
Fidelity Securities Lending Cash Central Fund	7,649
Fidelity VIP Investment Grade Central Fund	1,278,528
Total	$ 2,391,771
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 7,094,413	$ -	$ -	$ 7,083,834	0.3%
Fidelity High Income Central Fund 1	5,260,980	2,502,684	3,868,187	3,926,866	1.3%
Fidelity VIP Investment Grade Central Fund	51,656,430	1,751,942	3,698,155	48,807,013	1.6%
Total	$ 64,011,823	$ 4,254,626	$ 7,566,342	$ 59,817,713
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	12.8%
AAA,AA,A	6.2%
BBB	3.7%
BB	2.1%
B	1.4%
CCC,CC,C	0.5%
Not Rated	1.3%
Equities	66.6%
Short-Term Investments and Net Other Assets	5.4%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.8%
Canada	5.7%
Switzerland	2.0%
Brazil	1.7%
Japan	1.5%
Netherlands	1.4%
United Kingdom	1.1%
Ireland	1.0%
Others (individually less than 1%)	5.8%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2006, the fund had a capital loss carryforward of approximately $39,474,862 of which $19,718,609, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

VIP Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,819,131) - See accompanying schedule: Unaffiliated issuers (cost $114,797,645)	$ 138,765,838
Fidelity Central Funds (cost $91,028,402)	90,962,471
Total Investments (cost $205,826,047)		$ 229,728,309
Receivable for investments sold		4,223,988
Receivable for fund shares sold		695
Dividends receivable		110,267
Distributions receivable from Fidelity Central Funds		392,565
Receivable for daily variation on futures contracts		91,055
Prepaid expenses		544
Other receivables		3,350
Total assets		234,550,773

Liabilities
Payable to custodian bank	$ 37,933
Payable for investments purchased	361,069
Payable for fund shares redeemed	282,209
Accrued management fee	107,965
Distribution fees payable	1,759
Other affiliated payables	23,283
Other payables and accrued expenses	64,545
Collateral on securities loaned, at value	2,755,900
Total liabilities		3,634,663

Net Assets		$ 230,916,110
Net Assets consist of:
Paid in capital		$ 233,555,251
Undistributed net investment income		2,381,806
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,012,564)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,991,617
Net Assets		$ 230,916,110

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($209,041,602 ÷ 14,325,220 shares)	$ 14.59

Service Class: Net Asset Value, offering price and redemption price per share ($4,891,714 ÷ 337,471 shares)	$ 14.50

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,525,135 ÷ 452,427 shares)	$ 14.42

Investor Class: Net Asset Value, offering price and redemption price per share ($10,457,659 ÷ 718,726 shares)	$ 14.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 627,463
Interest		20,364
Income from Fidelity Central Funds		2,391,771
Total income		3,039,598

Expenses
Management fee	$ 642,911
Transfer agent fees	86,309
Distribution fees	10,033
Accounting and security lending fees	56,649
Custodian fees and expenses	27,858
Independent trustees' compensation	359
Audit	32,970
Legal	456
Miscellaneous	10,096
Total expenses before reductions	867,641
Expense reductions	(7,113)	860,528
Net investment income (loss)		2,179,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,914,917
Fidelity Central Funds	162,188
Foreign currency transactions	(30,399)
Futures contracts	1,282,642
Capital gain distributions from Fidelity Central Funds	35,641
Total net realized gain (loss)		11,364,989
Change in net unrealized appreciation (depreciation) on: Investment securities	8,103,216
Assets and liabilities in foreign currencies	564
Futures contracts	(200,247)
Total change in net unrealized appreciation (depreciation)		7,903,533
Net gain (loss)		19,268,522
Net increase (decrease) in net assets resulting from operations		$ 21,447,592

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,179,070	$ 4,942,223
Net realized gain (loss)	11,364,989	20,416,971
Change in net unrealized appreciation (depreciation)	7,903,533	(8,351,251)
Net increase (decrease) in net assets resulting from operations	21,447,592	17,007,943
Distributions to shareholders from net investment income	(5,174,407)	(5,395,505)
Share transactions - net increase (decrease)	(15,643,195)	(55,081,737)
Total increase (decrease) in net assets	629,990	(43,469,299)

Net Assets
Beginning of period	230,286,120	273,755,419
End of period (including undistributed net investment income of $2,381,806 and undistributed net investment income of $4,929,195, respectively)	$ 230,916,110	$ 230,286,120

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Income from Investment Operations
Net investment income (loss) E	.13	.26	.24	.26 H	.26	.32
Net realized and unrealized gain (loss)	1.17	.63	.25	.47	2.06	(2.23)
Total from investment operations	1.30	.89	.49	.73	2.32	(1.91)
Distributions from net investment income	(.31)	(.26)	(.30)	(.28)	(.32)	(.32)
Net asset value, end of period	$ 14.59	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33
Total Return B,C,D	9.76%	6.99%	3.89%	5.98%	23.34%	(15.53)%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.77%	.74%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.74% A	.77%	.74%	.75%	.73%	.73%
Expenses net of all reductions	.74% A	.73%	.72%	.74%	.72%	.69%
Net investment income (loss)	1.91% A	2.01%	1.93%	2.15%	2.33%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209,042	$ 212,222	$ 260,968	$ 306,137	$ 335,285	$ 284,298
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47
Income from Investment Operations
Net investment income (loss) E	.13	.25	.23	.25 H	.24	.30
Net realized and unrealized gain (loss)	1.16	.63	.24	.46	2.05	(2.20)
Total from investment operations	1.29	.88	.47	.71	2.29	(1.90)
Distributions from net investment income	(.30)	(.25)	(.28)	(.27)	(.31)	(.30)
Net asset value, end of period	$ 14.50	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27
Total Return B,C,D	9.71%	6.93%	3.79%	5.85%	23.15%	(15.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	.84% A	.87%	.84%	.88%	.85%	.84%
Expenses net of fee waivers, if any	.84% A	.87%	.84%	.88%	.85%	.84%
Expenses net of all reductions	.84% A	.83%	.82%	.87%	.84%	.80%
Net investment income (loss)	1.81% A	1.91%	1.83%	2.02%	2.21%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,892	$ 4,977	$ 5,604	$ 5,907	$ 6,692	$ 6,105
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43
Income from Investment Operations
Net investment income (loss) E	.11	.22	.20	.22 H	.22	.28
Net realized and unrealized gain (loss)	1.16	.62	.25	.46	2.05	(2.21)
Total from investment operations	1.27	.84	.45	.68	2.27	(1.93)
Distributions from net investment income	(.27)	(.23)	(.25)	(.26)	(.29)	(.29)
Net asset value, end of period	$ 14.42	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21
Total Return B,C,D	9.62%	6.64%	3.65%	5.63%	23.03%	(15.83)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	1.05%	1.03%	1.06%	1.05%	1.03%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.03%	1.06%	1.05%	1.03%
Expenses net of all reductions	1.02% A	1.02%	1.02%	1.05%	1.04%	.99%
Net investment income (loss)	1.63% A	1.73%	1.64%	1.84%	2.01%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,525	$ 6,205	$ 5,854	$ 6,399	$ 6,694	$ 4,044
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.96	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.12	.24	.10
Net realized and unrealized gain (loss)	1.17	.63	.26
Total from investment operations	1.29	.87	.36
Distributions from net investment income	(.30)	(.27)	-
Net asset value, end of period	$ 14.55	$ 13.56	$ 12.96
Total Return B,C,D	9.70%	6.80%	2.86%
Ratios to Average Net Assets F,I
Expenses before reductions	.87% A	.92%	.96% A
Expenses net of fee waivers, if any	.87% A	.92%	.96% A
Expenses net of all reductions	.87% A	.89%	.94% A
Net investment income (loss)	1.78% A	1.86%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,458	$ 6,882	$ 1,330
Portfolio turnover rate G	128% A	233%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

VIP Balanced Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.4	1.7
AT&T, Inc.	1.6	0.7
Valero Energy Corp.	1.3	1.0
Bank of America Corp.	1.0	1.0
JPMorgan Chase & Co.	0.9	1.1
	7.2
Top Five Bond Issuers as of June 30, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.1	4.6
Fannie Mae	7.9	8.0
Freddie Mac	2.3	2.0
Government National Mortgage Association	0.7	0.7
Morgan Stanley Capital I Trust	0.4	0.0
	19.4
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.7	17.5
Energy	10.2	8.4
Information Technology	9.6	9.3
Industrials	8.4	8.3
Consumer Discretionary	5.9	6.8
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 62.8%		Stocks 64.1%
	Bonds 36.9%		Bonds 32.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	10.2%	** Foreign investments	10.8%

Percentages are adjusted for the effect of futures and swaps, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

VIP Balanced Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Gentex Corp.	14,600	$ 287,474
The Goodyear Tire & Rubber Co. (a)	9,500	330,220
		617,694
Automobiles - 0.3%
Coachmen Industries, Inc.	17,000	164,220
General Motors Corp. (e)	26,600	1,005,480
Harley-Davidson, Inc.	400	23,844
Winnebago Industries, Inc.	6,300	185,976
		1,379,520
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A	13,050	107,793
H&R Block, Inc.	15,200	355,224
Service Corp. International	39,000	498,420
Stewart Enterprises, Inc. Class A	59,258	461,620
		1,423,057
Hotels, Restaurants & Leisure - 0.8%
Applebee's International, Inc.	14,900	359,090
Aristocrat Leisure Ltd.	17,446	212,580
Greek Organization of Football Prognostics SA	7,300	258,851
McDonald's Corp.	38,900	1,974,564
MTR Gaming Group, Inc. (a)	3,600	55,440
Royal Caribbean Cruises Ltd.	5,300	227,794
Six Flags, Inc.	3,700	22,533
Starbucks Corp. (a)	7,958	208,818
Starwood Hotels & Resorts Worldwide, Inc.	3,000	201,210
Vail Resorts, Inc. (a)	2,900	176,523
WMS Industries, Inc. (a)	18,450	532,467
		4,229,870
Household Durables - 0.4%
Beazer Homes USA, Inc.	14,831	365,881
D.R. Horton, Inc.	3,500	69,755
Furniture Brands International, Inc.	14,700	208,740
Hovnanian Enterprises, Inc. Class A	9,900	163,647
La-Z-Boy, Inc.	21,000	240,660
Snap-On, Inc.	4,000	202,040
Standard Pacific Corp.	7,100	124,463
The Stanley Works	4,200	254,940
Whirlpool Corp.	4,900	544,880
		2,175,006
Internet & Catalog Retail - 0.0%
Liberty Media Corp. New - Interactive Series A (a)	9,200	205,436
Leisure Equipment & Products - 0.2%
Brunswick Corp.	2,100	68,523
Callaway Golf Co.	20,900	372,229
Eastman Kodak Co.	20,100	559,383

	Shares	Value
MarineMax, Inc. (a)	12,454	$ 249,329
Polaris Industries, Inc.	900	48,744
		1,298,208
Media - 1.5%
Cinemark Holdings, Inc.	4,400	78,716
Clear Channel Outdoor Holding, Inc. Class A (a)	1,692	47,951
Comcast Corp. Class A	17,400	489,288
E.W. Scripps Co. Class A	5,500	251,295
EchoStar Communications Corp. Class A (a)	7,242	314,086
Getty Images, Inc. (a)	7,300	349,013
Lamar Advertising Co. Class A	7,499	470,637
Liberty Global, Inc. Class A (a)	10,500	430,920
Live Nation, Inc. (a)	62,020	1,388,008
McGraw-Hill Companies, Inc.	6,300	428,904
Naspers Ltd. Class N sponsored ADR	9,800	249,900
R.H. Donnelley Corp.	4,600	348,588
Regal Entertainment Group Class A	8,317	182,392
Time Warner, Inc.	117,000	2,461,680
Valassis Communications, Inc. (a)	21,602	371,338
		7,862,716
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	22,000	755,040
JCPenney Co., Inc.	3,700	267,806
Retail Ventures, Inc. (a)	16,700	269,371
Sears Holdings Corp. (a)	4,000	678,000
Target Corp.	9,300	591,480
Tuesday Morning Corp. (e)	18,916	233,802
		2,795,499
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	8,600	348,558
AnnTaylor Stores Corp. (a)	4,500	159,390
Best Buy Co., Inc.	1,800	84,006
Build-A-Bear Workshop, Inc. (a)(e)	12,750	333,285
Christopher & Banks Corp.	2,700	46,305
DCM Japan Holdings Co. Ltd.	26,900	226,715
Gamestop Corp. Class A (a)	17,400	680,340
Group 1 Automotive, Inc.	3,800	153,292
Hibbett Sports, Inc. (a)	11,866	324,891
Home Depot, Inc.	10,900	428,915
OfficeMax, Inc.	9,800	385,140
Pacific Sunwear of California, Inc. (a)	16,100	354,200
Payless ShoeSource, Inc. (a)	2,453	77,392
PETsMART, Inc.	14,400	467,280
Staples, Inc.	26,700	633,591
TJX Companies, Inc.	7,600	209,000
Tween Brands, Inc. (a)	2,100	93,660
		5,005,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	5,900	$ 373,541
Liz Claiborne, Inc.	5,000	186,500
		560,041
TOTAL CONSUMER DISCRETIONARY		27,553,007
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	3,000	120,000
Cott Corp. (a)	9,800	142,228
Fomento Economico Mexicano SA de CV sponsored ADR	8,100	318,492
Remy Cointreau SA	3,158	236,995
		817,715
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	33,824	1,232,885
Performance Food Group Co. (a)	5,225	169,760
Rite Aid Corp. (a)	62,200	396,836
SUPERVALU, Inc.	6,324	292,928
Sysco Corp.	11,900	392,581
Wal-Mart Stores, Inc.	22,200	1,068,042
Walgreen Co.	8,600	374,444
Winn-Dixie Stores, Inc. (a)(e)	41,327	1,210,881
		5,138,357
Food Products - 1.0%
BioMar Holding AS	1,650	94,074
Bunge Ltd.	5,900	498,550
Cermaq ASA	19,600	342,332
Chiquita Brands International, Inc.	17,000	322,320
Corn Products International, Inc.	17,680	803,556
Global Bio-Chem Technology Group Co. Ltd.	308,000	126,836
Koninklijke Numico NV	6,800	354,596
Leroy Seafood Group ASA	13,350	279,578
Marine Harvest ASA (a)	563,000	612,911
McCormick & Co., Inc. (non-vtg.)	3,500	133,630
Nestle SA (Reg.)	908	347,401
Ralcorp Holdings, Inc. (a)	10,600	566,570
Smithfield Foods, Inc. (a)	8,400	258,636
Tyson Foods, Inc. Class A	27,500	633,600
		5,374,590
Household Products - 0.8%
Central Garden & Pet Co.	34,983	428,892
Central Garden & Pet Co. Class A (non-vtg.) (a)	42,250	495,593
Procter & Gamble Co.	60,340	3,692,205
		4,616,690

	Shares	Value
Personal Products - 0.3%
Avon Products, Inc.	29,600	$ 1,087,800
Playtex Products, Inc. (a)	22,700	336,187
		1,423,987
Tobacco - 0.8%
Altria Group, Inc.	52,035	3,649,735
British American Tobacco PLC	6,400	221,248
Japan Tobacco, Inc.	83	409,743
Swedish Match Co.	4,400	85,241
		4,365,967
TOTAL CONSUMER STAPLES		21,737,306
ENERGY - 9.2%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	15,100	1,270,363
Cameron International Corp. (a)	13,300	950,551
Expro International Group PLC	3,700	72,554
GlobalSantaFe Corp.	6,700	484,075
Grant Prideco, Inc. (a)	19,600	1,055,068
Halliburton Co.	10,700	369,150
Hanover Compressor Co. (a)	16,700	398,295
Nabors Industries Ltd. (a)	51,212	1,709,457
NATCO Group, Inc. Class A (a)	4,700	216,388
National Oilwell Varco, Inc. (a)	124,600	12,988,289
Noble Corp.	6,600	643,632
Oceaneering International, Inc. (a)	7,380	388,483
Parker Drilling Co. (a)	21,010	221,445
Pride International, Inc. (a)	64,000	2,397,440
Schlumberger Ltd. (NY Shares)	6,300	535,122
Smith International, Inc.	57,400	3,365,936
Superior Energy Services, Inc. (a)	12,844	512,732
Transocean, Inc. (a)	4,800	508,704
Universal Compression Holdings, Inc. (a)	3,600	260,892
W-H Energy Services, Inc. (a)	5,600	346,696
Weatherford International Ltd. (a)	49,674	2,743,992
Willbros Group, Inc. (a)	3,000	89,040
		31,528,304
Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	14,700	305,613
Aurora Oil & Gas Corp. (a)	125,690	267,720
Cabot Oil & Gas Corp.	11,000	405,680
Cheniere Energy Partners LP	8,500	165,750
Chesapeake Energy Corp.	17,300	598,580
El Paso Corp.	1,400	24,122
Ellora Energy, Inc. (a)(f)	30,267	363,204
EOG Resources, Inc.	7,700	562,562
Evergreen Energy, Inc. (a)(e)	55,015	331,740
Forest Oil Corp. (a)	6,000	253,560
Foundation Coal Holdings, Inc.	11,200	455,168
Goodrich Petroleum Corp.	5,100	176,613
Helix Energy Solutions Group, Inc. (a)	7,900	315,289
International Coal Group, Inc. (a)	37,054	221,583
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kodiak Oil & Gas Corp. (a)	14,700	$ 85,260
Mariner Energy, Inc. (a)	5,000	121,250
Massey Energy Co.	18,500	493,025
Petrohawk Energy Corp. (a)	7,800	123,708
Petroleum Development Corp. (a)	4,400	208,912
Petroplus Holdings AG	1,420	146,231
Plains Exploration & Production Co. (a)	8,400	401,604
Quicksilver Resources, Inc. (a)	14,500	646,410
Range Resources Corp.	26,250	982,013
Southwestern Energy Co. (a)	14,800	658,600
Strateco Resources, Inc. (a)	17,500	36,799
Suncor Energy, Inc.	4,300	387,353
Tesoro Corp.	5,000	285,750
Ultra Petroleum Corp. (a)	17,000	939,080
UraMin, Inc. (a)(j)	20,400	160,584
Uranium One, Inc.	31,400	399,998
Valero Energy Corp.	95,597	7,060,794
Western Oil Sands, Inc. Class A (a)	11,200	373,246
Williams Companies, Inc.	13,000	411,060
XTO Energy, Inc.	2,700	162,270
		18,531,131
TOTAL ENERGY		50,059,435
FINANCIALS - 13.2%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	5,580	354,721
Ares Capital Corp.	42,300	712,755
Bank of New York Co., Inc.	32,600	1,350,944
Bear Stearns Companies, Inc.	2,100	294,000
Charles Schwab Corp.	13,000	266,760
Credit Suisse Group sponsored ADR	5,800	411,568
EFG International	4,485	207,068
Fortress Investment Group LLC	6,500	154,830
Franklin Resources, Inc.	5,700	755,079
Goldman Sachs Group, Inc.	2,700	585,225
Investors Financial Services Corp.	2,553	157,444
Janus Capital Group, Inc.	14,700	409,248
Julius Baer Holding AG (Bearer)	7,287	524,335
Lazard Ltd. Class A	13,580	611,507
Merrill Lynch & Co., Inc.	13,000	1,086,540
Northern Trust Corp.	5,800	372,592
State Street Corp.	8,000	547,200
T. Rowe Price Group, Inc.	5,504	285,603
UBS AG:
(NY Shares)	6,000	360,060
(Reg.)	11,490	689,515
		10,136,994

	Shares	Value
Commercial Banks - 2.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	20,700	$ 504,666
Bank of Montreal	4,500	288,946
Colonial Bancgroup, Inc.	17,800	444,466
Commerce Bancorp, Inc.	17,300	639,927
First Community Bancorp, California	2,400	137,304
Hanmi Financial Corp.	13,300	226,898
HSBC Holdings PLC sponsored ADR	300	27,531
ICICI Bank Ltd. sponsored ADR (g)	1,600	78,640
KBC Groupe SA	600	81,220
Kookmin Bank	550	48,282
Nara Bancorp, Inc.	8,700	138,591
National Australia Bank Ltd.	8,010	278,611
PNC Financial Services Group, Inc.	19,200	1,374,336
Prosperity Bancshares, Inc.	700	22,932
Sterling Financial Corp., Washington	200	5,788
SunTrust Banks, Inc.	11,600	994,584
Synovus Financial Corp.	5,900	181,130
Toronto-Dominion Bank	400	27,359
Turkiye Halk Bankasi	4,000	25,752
U.S. Bancorp, Delaware	10,700	352,565
UCBH Holdings, Inc.	31,900	582,813
UMB Financial Corp.	200	7,374
Unicredito Italiano SpA	36,500	327,467
UnionBanCal Corp.	2,300	137,310
Wachovia Corp.	25,527	1,308,259
Wells Fargo & Co.	71,700	2,521,689
Wilshire Bancorp, Inc.	14,000	170,520
Wintrust Financial Corp.	7,900	346,415
Zions Bancorp	1,100	84,601
		11,365,976
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	13,800	244,812
American Express Co.	10,400	636,272
Capital One Financial Corp.	2,400	188,256
First Cash Financial Services, Inc. (a)	400	9,376
ORIX Corp.	720	189,704
		1,268,420
Diversified Financial Services - 3.1%
Bank of America Corp.	107,105	5,236,363
Chicago Mercantile Exchange Holdings, Inc. Class A	600	320,616
Citigroup, Inc.	57,900	2,969,691
Financial Federal Corp.	1,800	53,676
FirstRand Ltd.	37,400	119,594
JPMorgan Chase & Co.	102,200	4,951,590
Kotak Mahindra Bank Ltd. sponsored GDR (f)	3,083	50,983
Maiden Holdings Ltd. (f)	19,000	190,000
MarketAxess Holdings, Inc. (a)	1,800	32,382
Moody's Corp.	5,300	329,660
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Onex Corp. (sub. vtg.)	5,300	$ 183,093
PICO Holdings, Inc. (a)	49,856	2,156,771
		16,594,419
Insurance - 2.9%
ACE Ltd.	21,800	1,362,936
AFLAC, Inc.	11,300	580,820
American International Group, Inc.	63,650	4,457,410
Aspen Insurance Holdings Ltd.	20,100	564,207
Assurant, Inc.	9,500	559,740
Axis Capital Holdings Ltd.	2,800	113,820
Endurance Specialty Holdings Ltd.	8,700	348,348
Hartford Financial Services Group, Inc.	11,700	1,152,567
IPC Holdings Ltd.	6,700	216,343
MetLife, Inc.	15,600	1,005,888
Montpelier Re Holdings Ltd.	15,400	285,516
National Financial Partners Corp.	7,800	361,218
Navigators Group, Inc. (a)	3,500	188,650
PartnerRe Ltd.	6,300	488,250
Platinum Underwriters Holdings Ltd.	8,600	298,850
Prudential Financial, Inc.	14,200	1,380,666
T&D Holdings, Inc.	7,000	473,449
The Travelers Companies, Inc.	15,249	815,822
Universal American Financial Corp. (a)	20,237	430,643
Willis Group Holdings Ltd.	3,200	140,992
XL Capital Ltd. Class A	5,200	438,308
Zenith National Insurance Corp.	3,200	150,688
		15,815,131
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	3,400	329,188
American Financial Realty Trust (SBI)	14,800	152,736
Annaly Capital Management, Inc.	51,700	745,514
BRE Properties, Inc. Class A	2,200	130,438
CapitalSource, Inc.	11,300	277,867
CBRE Realty Finance, Inc.	10,100	120,089
Corporate Office Properties Trust (SBI)	200	8,202
Developers Diversified Realty Corp.	14,900	785,379
Duke Realty LP	15,800	563,586
Education Realty Trust, Inc.	4,406	61,816
Equity Lifestyle Properties, Inc.	2,800	146,132
Friedman, Billings, Ramsey Group, Inc. Class A	13,900	75,894
General Growth Properties, Inc.	11,500	608,925
Health Care Property Investors, Inc.	13,800	399,234
Healthcare Realty Trust, Inc.	9,700	269,466
Hersha Hospitality Trust	5,693	67,291
Highwoods Properties, Inc. (SBI)	7,200	270,000
HomeBanc Mortgage Corp., Georgia	25,000	31,750
Potlatch Corp.	3,700	159,285

	Shares	Value
Public Storage	2,700	$ 207,414
Quadra Realty Trust, Inc.	9,000	112,590
Senior Housing Properties Trust (SBI)	7,500	152,625
Simon Property Group, Inc.	300	27,912
Sovran Self Storage, Inc.	2,100	101,136
Spirit Finance Corp.	3,500	50,960
Tanger Factory Outlet Centers, Inc.	1,900	71,155
UDR, Inc.	26,300	691,690
Vornado Realty Trust	4,200	461,328
		7,079,602
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	900	21,879
CB Richard Ellis Group, Inc. Class A (a)	2,600	94,900
Meruelo Maddux Properties, Inc.	13,400	109,344
Mitsubishi Estate Co. Ltd.	8,000	217,603
Mitsui Fudosan Co. Ltd.	11,000	309,029
		752,755
Thrifts & Mortgage Finance - 1.6%
BankUnited Financial Corp. Class A	4,832	96,978
Countrywide Financial Corp.	31,000	1,126,850
Fannie Mae	37,300	2,436,809
Freddie Mac	25,600	1,553,920
Hudson City Bancorp, Inc.	72,107	881,148
MGIC Investment Corp.	8,100	460,566
NetBank, Inc.	45,500	14,105
New York Community Bancorp, Inc.	26,600	452,732
NewAlliance Bancshares, Inc.	15,500	228,160
People's United Financial, Inc.	26,420	468,427
Radian Group, Inc.	9,600	518,400
Washington Federal, Inc.	13,488	327,893
		8,565,988
TOTAL FINANCIALS		71,579,285
HEALTH CARE - 4.9%
Biotechnology - 0.9%
Amgen, Inc. (a)	24,200	1,338,018
Biogen Idec, Inc. (a)	6,700	358,450
Cephalon, Inc. (a)	9,786	786,697
DUSA Pharmaceuticals, Inc. (a)	17,050	52,514
Genentech, Inc. (a)	4,950	374,517
Gilead Sciences, Inc. (a)	11,400	441,978
MannKind Corp. (a)	15,300	188,649
Medarex, Inc. (a)	10,600	151,474
OSI Pharmaceuticals, Inc. (a)	4,600	166,566
PDL BioPharma, Inc. (a)	8,900	207,370
Theravance, Inc. (a)	14,343	458,976
Vertex Pharmaceuticals, Inc. (a)	7,300	208,488
		4,733,697
Health Care Equipment & Supplies - 1.0%
Alcon, Inc.	2,780	375,050
American Medical Systems Holdings, Inc. (a)	27,600	497,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	7,531	$ 330,686
Aspect Medical Systems, Inc. (a)	16,600	248,336
Becton, Dickinson & Co.	5,000	372,500
C.R. Bard, Inc.	7,800	644,514
Cooper Companies, Inc.	7,700	410,564
Hologic, Inc. (a)	5,369	296,959
Inverness Medical Innovations, Inc. (a)	18,971	967,900
Phonak Holding AG	4,313	388,368
Respironics, Inc. (a)	8,400	357,756
Varian Medical Systems, Inc. (a)	8,700	369,837
		5,260,374
Health Care Providers & Services - 1.1%
Acibadem Saglik Hizmetleri AS	37,888	265,577
Brookdale Senior Living, Inc.	9,500	432,915
Cardinal Health, Inc.	6,600	466,224
Community Health Systems, Inc. (a)	300	12,135
DaVita, Inc. (a)	6,800	366,384
Emeritus Corp. (a)	1,800	55,764
Health Net, Inc. (a)	12,100	638,880
Henry Schein, Inc. (a)	2,500	133,575
Humana, Inc. (a)	4,514	274,948
McKesson Corp.	6,500	387,660
Medco Health Solutions, Inc. (a)	7,050	549,830
Omnicare, Inc.	6,500	234,390
UnitedHealth Group, Inc.	39,200	2,004,688
		5,822,970
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	20,500	522,340
Cerner Corp. (a)	6,600	366,102
Health Corp. (a)	34,800	487,548
IMS Health, Inc.	9,700	311,661
		1,687,651
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	7,672	190,956
Charles River Laboratories International, Inc. (a)	13,000	671,060
Pharmaceutical Product Development, Inc.	9,286	355,375
PRA International (a)	3,700	93,610
		1,311,001
Pharmaceuticals - 1.4%
Adams Respiratory Therapeutics, Inc. (a)	17,570	692,082
Alpharma, Inc. Class A	16,600	431,766
Barr Pharmaceuticals, Inc. (a)	12,600	632,898
Endo Pharmaceuticals Holdings, Inc. (a)	9,242	316,354
Jazz Pharmaceuticals, Inc.	13,800	220,662
Johnson & Johnson	18,300	1,127,646
Merck & Co., Inc.	26,500	1,319,700

	Shares	Value
MGI Pharma, Inc. (a)	24,961	$ 558,378
Schering-Plough Corp.	22,100	672,724
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,400	346,500
Wyeth	24,000	1,376,160
Xenoport, Inc. (a)	5,000	222,100
		7,916,970
TOTAL HEALTH CARE		26,732,663
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
Bombardier, Inc. Class B (sub. vtg.)	21,500	129,172
DRS Technologies, Inc.	8,800	503,976
General Dynamics Corp.	14,100	1,102,902
Hexcel Corp. (a)	42,178	888,690
Honeywell International, Inc.	13,800	776,664
Ladish Co., Inc. (a)	2,649	113,907
Orbital Sciences Corp. (a)	19,250	404,443
Raytheon Co.	10,600	571,234
Raytheon Co. warrants 6/16/11 (a)	200	3,688
Rockwell Collins, Inc.	6,300	445,032
Spirit AeroSystems Holdings, Inc. Class A	17,300	623,665
Triumph Group, Inc.	1,700	111,299
United Technologies Corp.	23,200	1,645,576
		7,320,248
Air Freight & Logistics - 0.4%
FedEx Corp.	3,200	355,104
Forward Air Corp.	15,200	518,168
United Parcel Service, Inc. Class B	9,200	671,600
UTI Worldwide, Inc.	13,300	356,307
		1,901,179
Airlines - 0.2%
AirTran Holdings, Inc. (a)(e)	57,500	627,900
Delta Air Lines, Inc. (a)	7,005	137,999
Frontier Airlines Holdings, Inc. (a)(e)	42,700	239,120
		1,005,019
Building Products - 0.0%
Masco Corp.	7,900	224,913
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	11,369	262,055
Allied Waste Industries, Inc. (a)	49,800	670,308
Cintas Corp.	7,200	283,896
Clean Harbors, Inc. (a)	12,900	637,518
Covanta Holding Corp. (a)	19,000	468,350
Diamond Management & Technology Consultants, Inc.	11,367	150,044
Equifax, Inc.	8,920	396,226
Kforce, Inc. (a)	6,788	108,472
Robert Half International, Inc.	8,100	295,650
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	12,100	$ 748,869
Waste Management, Inc.	12,100	472,505
		4,493,893
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	36,600	1,381,284
Fluor Corp.	25,200	2,806,524
Granite Construction, Inc.	12,600	808,668
Shaw Group, Inc. (a)	44,000	2,036,760
Washington Group International, Inc. (a)	31,475	2,518,315
		9,551,551
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	14,100	318,660
Cooper Industries Ltd. Class A	6,400	365,376
Renewable Energy Corp. AS	19,000	741,030
		1,425,066
Industrial Conglomerates - 1.1%
3M Co.	6,300	546,777
General Electric Co.	34,400	1,316,832
McDermott International, Inc. (a)	11,600	964,192
Siemens AG sponsored ADR	3,300	472,098
Textron, Inc.	1,400	154,154
Tyco International Ltd.	77,100	2,605,209
		6,059,262
Machinery - 0.8%
Albany International Corp. Class A	5,800	234,552
Bucyrus International, Inc. Class A	17,334	1,226,901
Cummins, Inc.	2,900	293,509
Danaher Corp.	3,600	271,800
Deere & Co.	4,600	555,404
Dover Corp.	6,392	326,951
ESCO Technologies, Inc. (a)	11,000	398,860
Flowserve Corp.	4,700	336,520
IDEX Corp.	9,846	379,465
Oshkosh Truck Co.	6,400	402,688
		4,426,650
Marine - 0.4%
Alexander & Baldwin, Inc.	16,679	885,822
American Commercial Lines, Inc. (a)	42,700	1,112,335
		1,998,157
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	11,000	936,540
Canadian National Railway Co.	3,100	157,728
Canadian Pacific Railway Ltd.	3,100	214,097
Ryder System, Inc.	1,800	96,840
Universal Truckload Services, Inc. (a)	21,093	419,118
YRC Worldwide, Inc. (a)	1,800	66,240
		1,890,563

	Shares	Value
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	11,400	$ 343,596
WESCO International, Inc. (a)	14,600	882,570
Williams Scotsman International, Inc. (a)	1,823	43,406
		1,269,572
TOTAL INDUSTRIALS		41,566,073
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.2%
Adtran, Inc.	16,100	418,117
Alcatel-Lucent SA sponsored ADR	50,762	710,668
Avocent Corp. (a)	11,369	329,815
Cisco Systems, Inc. (a)	23,100	643,335
Comverse Technology, Inc. (a)	13,900	289,815
Dycom Industries, Inc. (a)	25,400	761,492
Finisar Corp. (a)	107,078	404,755
Harris Corp.	18,900	1,030,995
Infinera Corp.	1,400	34,888
Juniper Networks, Inc. (a)	6,200	156,054
MasTec, Inc. (a)	19,500	308,490
Motorola, Inc.	39,600	700,920
Powerwave Technologies, Inc. (a)	15,000	100,500
QUALCOMM, Inc.	8,500	368,815
		6,258,659
Computers & Peripherals - 1.3%
Apple, Inc. (a)	3,900	475,956
Diebold, Inc.	2,200	114,840
Electronics for Imaging, Inc. (a)	16,000	451,520
Hewlett-Packard Co.	29,500	1,316,290
Intermec, Inc. (a)	15,754	398,734
NCR Corp. (a)	14,100	740,814
Network Appliance, Inc. (a)	24,350	711,020
SanDisk Corp. (a)	13,200	646,008
Seagate Technology	90,327	1,966,419
Sun Microsystems, Inc. (a)	60,800	319,808
		7,141,409
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	25,000	961,000
Amphenol Corp. Class A	24,200	862,730
Arrow Electronics, Inc. (a)	8,100	311,283
AU Optronics Corp. sponsored ADR	5,500	94,600
Avnet, Inc. (a)	7,800	309,192
Benchmark Electronics, Inc. (a)	1,900	42,978
Flextronics International Ltd. (a)	55,400	598,320
Itron, Inc. (a)	22,400	1,745,856
Molex, Inc.	12,900	387,129
Murata Manufacturing Co. Ltd.	3,100	233,834
Tektronix, Inc.	20,200	681,548
TTM Technologies, Inc. (a)	5,432	70,616
		6,299,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
comScore, Inc.	500	$ 11,575
eBay, Inc. (a)	14,519	467,221
Google, Inc. Class A (sub. vtg.) (a)	2,660	1,392,191
LoopNet, Inc.	23,961	559,010
Open Text Corp. (a)	12,200	267,306
ValueClick, Inc. (a)	9,400	276,924
VeriSign, Inc. (a)	23,700	752,001
Yahoo!, Inc. (a)	16,600	450,358
		4,176,586
IT Services - 0.7%
Accenture Ltd. Class A	1,600	68,624
CACI International, Inc. Class A (a)	19,315	943,538
ManTech International Corp. Class A (a)	8,100	249,723
Mastercard, Inc. Class A	2,600	431,262
Patni Computer Systems Ltd. sponsored ADR	4,800	121,008
Paychex, Inc.	8,600	336,432
Satyam Computer Services Ltd. sponsored ADR	13,400	331,784
SI International, Inc. (a)	3,400	112,268
Syntel, Inc.	3,600	109,404
The Western Union Co.	13,400	279,122
Unisys Corp. (a)	85,189	778,627
WNS Holdings Ltd. ADR	7,400	210,604
		3,972,396
Office Electronics - 0.1%
Xerox Corp. (a)	40,100	741,048
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	73,150	1,046,045
Altera Corp.	7,500	165,975
AMIS Holdings, Inc. (a)	43,300	542,116
Analog Devices, Inc.	17,700	666,228
Applied Micro Circuits Corp. (a)	74,300	185,750
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	129
ASML Holding NV (NY Shares) (a)	24,800	680,760
Atmel Corp. (a)	94,500	525,420
ATMI, Inc. (a)	2,043	61,290
Axcelis Technologies, Inc. (a)	66,400	430,936
Cymer, Inc. (a)	8,300	333,660
Cypress Semiconductor Corp. (a)	48,400	1,127,236
DSP Group, Inc. (a)	11,600	237,452
Fairchild Semiconductor International, Inc. (a)	45,100	871,332
Hittite Microwave Corp. (a)	11,028	471,226
Infineon Technologies AG sponsored ADR (a)	19,800	327,294
Integrated Device Technology, Inc. (a)	39,100	597,057
Intel Corp.	11,700	277,992

	Shares	Value
Intersil Corp. Class A	13,700	$ 431,002
Linear Technology Corp.	8,400	303,912
LSI Corp. (a)	29,876	224,369
LTX Corp. (a)	54,500	303,020
Maxim Integrated Products, Inc.	22,500	751,725
Microchip Technology, Inc.	15,900	588,936
Microsemi Corp. (a)	11,000	263,450
National Semiconductor Corp.	42,300	1,195,821
PMC-Sierra, Inc. (a)	20,200	156,146
RF Micro Devices, Inc. (a)	900	5,616
Rudolph Technologies, Inc. (a)	23,076	383,292
Samsung Electronics Co. Ltd.	1,170	716,805
Semitool, Inc. (a)	26,421	253,906
Spansion, Inc. Class A (a)	14,200	157,620
Teradyne, Inc. (a)	8,700	152,946
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	124,186
Xilinx, Inc.	14,700	393,519
		14,954,169
Software - 1.4%
Autodesk, Inc. (a)	8,531	401,639
Business Objects SA sponsored ADR (a)	9,700	376,748
Cadence Design Systems, Inc. (a)	22,700	498,492
Cognos, Inc. (a)	7,600	301,492
Electronic Arts, Inc. (a)	5,100	241,332
Fair Isaac Corp.	12,700	509,524
Microsoft Corp.	49,500	1,458,765
Nintendo Co. Ltd.	4,600	1,687,280
Opsware, Inc. (a)	44,831	426,343
Sandvine Corp. (a)(g)	57,500	318,470
Sandvine Corp. (U.K.) (a)	7,700	41,362
Sourcefire, Inc.	16,575	231,884
Take-Two Interactive Software, Inc. (a)	35,876	716,444
Ubisoft Entertainment SA (a)	3,200	169,554
		7,379,329
TOTAL INFORMATION TECHNOLOGY		50,922,682
MATERIALS - 3.3%
Chemicals - 1.2%
Agrium, Inc.	5,600	245,449
Air Products & Chemicals, Inc.	2,400	192,888
Airgas, Inc.	500	23,950
Arkema sponsored ADR (a)	8,300	539,500
Celanese Corp. Class A	30,700	1,190,546
Chemtura Corp.	63,000	699,930
Dyno Nobel Ltd.	3,700	7,498
Hercules, Inc. (a)	8,100	159,165
Israel Chemicals Ltd.	58,600	464,336
K&S AG	600	92,621
Koppers Holdings, Inc.	700	23,576
Monsanto Co.	17,400	1,175,196
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Mosaic Co. (a)	45,300	$ 1,767,606
Tokai Carbon Co. Ltd.	5,000	46,890
		6,629,151
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	21,100	738,500
Smurfit-Stone Container Corp.	34,902	464,546
		1,203,046
Metals & Mining - 1.8%
Alcoa, Inc.	37,900	1,536,087
Allegheny Technologies, Inc.	5,000	524,400
Anglo Platinum Ltd.	2,100	345,863
Arcelor Mittal	5,800	361,920
Carpenter Technology Corp.	5,400	703,674
Ivanhoe Mines Ltd. (a)	6,400	90,721
Meridian Gold, Inc. (a)	53,200	1,467,256
Nucor Corp.	3,700	217,005
Reliance Steel & Aluminum Co.	15,500	872,030
Stillwater Mining Co. (a)	27,800	306,078
Sumitomo Metal Industries Ltd.	9,000	53,053
Teck Cominco Ltd. Class B (sub. vtg.)	7,900	335,208
Titanium Metals Corp.	89,618	2,858,814
		9,672,109
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	9,800	346,136
TOTAL MATERIALS		17,850,442
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	215,000	8,922,500
Cincinnati Bell, Inc.	10,600	61,268
Cogent Communications Group, Inc. (a)	8,900	265,843
Covad Communications Group, Inc. (a)	242,960	218,664
FairPoint Communications, Inc.	5,000	88,750
NeuStar, Inc. Class A (a)	17,900	518,563
Telenor ASA sponsored ADR	7,400	436,600
Verizon Communications, Inc.	73,000	3,005,410
		13,517,598
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	5,900	365,387
American Tower Corp. Class A (a)	17,870	750,540
Crown Castle International Corp. (a)	13,900	504,153
DigitalGlobe, Inc. (a)(f)	163	408
NII Holdings, Inc. (a)	7,000	565,180

	Shares	Value
Sprint Nextel Corp.	18,200	$ 376,922
Vivo Participacoes SA (PN) sponsored ADR	72,000	360,720
		2,923,310
TOTAL TELECOMMUNICATION SERVICES		16,440,908
UTILITIES - 3.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	600	27,024
DPL, Inc.	19,200	544,128
E.ON AG	3,200	534,144
Edison International	9,000	505,080
Entergy Corp.	13,600	1,459,960
PPL Corp.	24,200	1,132,318
Reliant Energy, Inc. (a)	47,300	1,274,735
		5,477,389
Gas Utilities - 0.1%
Equitable Resources, Inc.	9,300	460,908
Questar Corp.	3,000	158,550
		619,458
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	78,900	1,726,332
Constellation Energy Group, Inc.	21,600	1,882,872
Dynegy, Inc. Class A (a)	56,600	534,304
Mirant Corp. (a)	18,400	784,760
NRG Energy, Inc. (a)	77,500	3,221,675
		8,149,943
Multi-Utilities - 0.4%
CMS Energy Corp.	37,300	641,560
Public Service Enterprise Group, Inc.	14,700	1,290,366
Sempra Energy	4,200	248,766
		2,180,692
TOTAL UTILITIES		16,427,482
TOTAL COMMON STOCKS (Cost $278,957,408)		340,869,283
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	4,400	143,968
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
Convertible Preferred Stocks - continued
	Shares	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5,000	$ 641,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,224)		785,153
Corporate Bonds - 1.4%
	Principal Amount
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 260,000	298,938
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	186,000	219,480
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	140,000	141,389
TOTAL HEALTH CARE		360,869
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	90,000	99,394
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (f)	180,000	185,093
TOTAL CONVERTIBLE BONDS		944,294
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)	7,000	7,447
9% 7/1/15	13,000	14,008
		21,455
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	30,000	27,225
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	50,000
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	20,000	20,500

	Principal Amount	Value
Service Corp. International:
6.75% 4/1/15 (f)	$ 20,000	$ 19,250
7.5% 4/1/27 (f)	20,000	19,000
		108,750
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	80,000	78,600
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)	20,000	19,700
MGM Mirage, Inc.:
5.875% 2/27/14	70,000	63,000
7.5% 6/1/16	20,000	18,800
NCL Corp. Ltd. 10.625% 7/15/14	35,000	33,425
OSI Restaurant Partners, Inc. 10% 6/15/15 (f)	35,000	33,425
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	20,000	20,000
Six Flags, Inc.:
8.875% 2/1/10	40,000	39,850
9.625% 6/1/14	15,000	13,875
		320,675
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	15,000	14,775
Media - 0.1%
Cablevision Systems Corp. 9.82% 4/1/09 (h)	50,000	52,125
CanWest Media, Inc. 8% 9/15/12	70,000	70,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	30,000	31,425
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	83,200
CSC Holdings, Inc. 7.625% 4/1/11	40,000	39,700
EchoStar Communications Corp. 7.125% 2/1/16	40,000	39,200
Nielsen Finance LLC/Co. 10% 8/1/14 (f)	50,000	53,000
PanAmSat Corp. 9% 6/15/16	50,000	52,625
Paxson Communications Corp.:
8.6056% 1/15/12 (f)(h)	65,000	66,056
11.6056% 1/15/13 (f)(h)	30,000	31,275
The Reader's Digest Association, Inc. 9% 2/15/17 (f)	70,000	65,450
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)(g)	40,000	30,050
10.5% 1/15/15 (f)(g)	70,000	67,900
Valassis Communications, Inc. 8.25% 3/1/15 (f)	70,000	67,200
		749,206
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17 (f)	$ 20,000	$ 19,750
8% 3/15/14	60,000	60,300
Sally Holdings LLC:
9.25% 11/15/14 (f)	40,000	40,000
10.5% 11/15/16 (f)	40,000	40,100
Sonic Automotive, Inc. 8.625% 8/15/13	90,000	92,025
Toys 'R' US, Inc. 7.875% 4/15/13	70,000	63,000
United Auto Group, Inc. 7.75% 12/15/16	30,000	30,000
		345,175
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (f)(h)	20,000	20,150
TOTAL CONSUMER DISCRETIONARY		1,607,411
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (f)	35,000	35,000
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	35,000	36,050
Smithfield Foods, Inc. 7.75% 7/1/17	20,000	19,850
Swift & Co. 10.125% 10/1/09	40,000	41,200
		97,100
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	30,000	32,138
TOTAL CONSUMER STAPLES		164,238
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	20,000	19,975
Bristow Group, Inc. 7.5% 9/15/17 (f)	30,000	30,150
Complete Production Services, Inc. 8% 12/15/16 (f)	30,000	30,300
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	20,000	19,150
		99,575

	Principal Amount	Value
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. 8.875% 2/1/17 (f)	$ 20,000	$ 19,750
Chesapeake Energy Corp.:
6.5% 8/15/17	15,000	14,213
6.625% 1/15/16	5,000	4,825
7.5% 6/15/14	40,000	40,800
Energy Partners Ltd.:
9.75% 4/15/14 (f)	20,000	19,875
10.48% 4/15/13 (f)(h)	30,000	30,225
Forest Oil Corp. 7.25% 6/15/19 (f)	30,000	29,025
Mariner Energy, Inc. 8% 5/15/17	20,000	20,450
Massey Energy Co. 6.875% 12/15/13	40,000	36,400
Petrohawk Energy Corp. 9.125% 7/15/13	30,000	31,725
Plains Exploration & Production Co. 7% 3/15/17	30,000	28,575
Pogo Producing Co.:
6.625% 3/15/15	30,000	29,850
7.875% 5/1/13	15,000	15,338
Range Resources Corp. 7.375% 7/15/13	20,000	20,150
W&T Offshore, Inc. 8.25% 6/15/14 (f)	35,000	34,475
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	30,000	30,300
		405,976
TOTAL ENERGY		505,551
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC:
7% 10/1/13	45,000	41,738
7.8% 6/1/12	20,000	19,425
9.8056% 4/15/12 (h)	20,000	21,450
9.875% 8/10/11	115,000	120,708
General Motors Acceptance Corp.:
6.75% 12/1/14	75,000	71,625
6.875% 9/15/11	35,000	34,213
6.875% 8/28/12	15,000	14,660
8% 11/1/31	25,000	25,500
GMAC LLC:
6% 12/15/11	30,000	28,500
6.625% 5/15/12	20,000	19,300
		397,119
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	20,000	19,400
9% 6/1/16 (f)	20,000	20,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
NSG Holdings II, LLC 7.75% 12/15/25 (f)	$ 30,000	$ 30,900
Yankee Acquisition Corp. 8.5% 2/15/15	10,000	9,775
		80,775
Insurance - 0.0%
USI Holdings Corp.:
9.23% 11/15/14 (f)(h)	20,000	19,600
9.75% 5/15/15 (f)	10,000	9,850
		29,450
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts LP 6.875% 11/1/14	60,000	59,250
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	50,000	49,500
Ventas Realty LP:
6.5% 6/1/16	30,000	29,250
6.75% 4/1/17	20,000	19,750
		157,750
TOTAL FINANCIALS		665,094
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (f)	10,000	9,400
Health Care Providers & Services - 0.1%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (f)	40,000	39,100
Community Health Systems, Inc. 8.875% 7/15/15 (f)(g)	70,000	70,966
DaVita, Inc.:
6.625% 3/15/13 (f)	15,000	14,550
7.25% 3/15/15	40,000	39,400
HCA, Inc.:
6.5% 2/15/16	40,000	33,800
9.125% 11/15/14 (f)	30,000	31,575
9.25% 11/15/16 (f)	65,000	69,225
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	25,000	24,875
Skilled Healthcare Group, Inc. 11% 1/15/14	13,000	14,430
Tenet Healthcare Corp. 9.875% 7/1/14	40,000	39,500
United Surgical Partners International, Inc.:
8.875% 5/1/17 (f)	35,000	34,825
9.25% 5/1/17 pay-in-kind (f)	30,000	29,850

	Principal Amount	Value
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (f)	$ 20,000	$ 19,850
8.7594% 6/1/15 (f)(h)	20,000	20,000
		481,946
TOTAL HEALTH CARE		491,346
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	70,000	68,250
Bombardier, Inc.:
6.3% 5/1/14 (f)	20,000	19,000
8% 11/15/14 (f)	140,000	144,200
DRS Technologies, Inc. 7.625% 2/1/18	35,000	34,825
Esterline Technologies Corp. 6.625% 3/1/17 (f)	35,000	34,038
Transdigm, Inc. 7.75% 7/15/14 (f)	20,000	20,400
		320,713
Airlines - 0.0%
Continental Airlines, Inc. 7.339% 4/19/14	20,000	19,750
Continental Airlines, Inc. 6.903% 4/19/22	10,000	9,775
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	205,000	14,350
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	21,687	21,904
		65,779
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	30,000	29,363
Aramark Corp.:
8.5% 2/1/15 (f)	35,000	35,525
8.8563% 2/1/15 (f)(h)	10,000	10,175
Cenveo Corp. 7.875% 12/1/13	105,000	102,638
Deluxe Corp. 7.375% 6/1/15 (f)	40,000	40,000
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	25,000	25,250
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	10,050
Rental Service Corp. 9.5% 12/1/14 (f)	20,000	20,400
		273,401
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17 (f)	10,000	10,000
7.725% 4/1/15 (f)(h)	20,000	20,150
		30,150
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	20,000	21,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (f)	$ 30,000	$ 31,500
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	20,000	20,500
7.86% 5/15/14 (h)	10,000	10,275
Hertz Corp.:
8.875% 1/1/14	30,000	31,200
10.5% 1/1/16	15,000	16,500
		78,475
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	20,000	20,950
Penhall International Corp. 12% 8/1/14 (f)	20,000	21,600
VWR Funding, Inc. 10.25% 7/15/15 (f)	40,000	40,000
		82,550
TOTAL INDUSTRIALS		903,768
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Nortel Networks Corp.:
9.6056% 7/15/11 (f)(h)	30,000	31,875
10.75% 7/15/16 (f)	30,000	32,925
		64,800
Electronic Equipment & Instruments - 0.0%
Solectron Global Finance Ltd. 8% 3/15/16	10,000	10,700
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	15,000	13,725
SunGard Data Systems, Inc. 9.125% 8/15/13	50,000	51,063
		64,788
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	70,000	71,050
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	30,000	30,750
Avago Technologies Finance Ltd. 10.125% 12/1/13	40,000	42,600
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (f)	30,000	28,764
9.125% 12/15/14 pay-in-kind (f)	55,000	51,909

	Principal Amount	Value
9.235% 12/15/14 (f)(h)	$ 40,000	$ 38,600
10.125% 12/15/16 (f)	15,000	14,100
		206,723
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	20,000	19,550
Open Solutions, Inc. 9.75% 2/1/15 (f)	70,000	70,000
Serena Software, Inc. 10.375% 3/15/16	30,000	32,700
		122,250
TOTAL INFORMATION TECHNOLOGY		540,311
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp.:
9.5% 10/15/14	35,000	34,650
10.75% 10/15/16	20,000	19,900
Lyondell Chemical Co.:
6.875% 6/15/17	20,000	19,450
8.25% 9/15/16	20,000	20,725
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)	60,000	60,150
Phibro Animal Health Corp. 10% 8/1/13 (f)	20,000	20,900
PolyOne Corp. 8.875% 5/1/12	35,000	35,525
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)	20,000	20,700
		232,000
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	51,250
8.75% 11/15/12	25,000	26,188
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	35,000	33,775
		111,213
Metals & Mining - 0.0%
FMG Finance Property Ltd.:
10% 9/1/13 (f)	20,000	22,025
10.625% 9/1/16 (f)	30,000	35,288
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	30,000	31,575
8.375% 4/1/17	35,000	37,275
Novelis, Inc. 7.25% 2/15/15	20,000	20,550
PNA Group, Inc. 10.75% 9/1/16 (f)	10,000	10,900
		157,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (f)	$ 25,000	$ 24,125
8.125% 5/15/11	120,000	121,800
		145,925
TOTAL MATERIALS		646,751
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (h)	30,000	30,600
Intelsat Ltd. 9.25% 6/15/16	80,000	84,600
Level 3 Financing, Inc.:
8.75% 2/15/17 (f)	20,000	19,725
9.15% 2/15/15 (f)(h)	20,000	19,900
9.25% 11/1/14	70,000	70,263
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	59,700
Qwest Corp.:
8.61% 6/15/13 (h)	90,000	98,550
8.875% 3/15/12	45,000	48,488
Telecom Italia Capital SA 7.2% 7/18/36	25,000	25,702
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	20,000	23,000
Windstream Corp.:
7% 3/15/19	10,000	9,525
8.125% 8/1/13	15,000	15,694
8.625% 8/1/16	40,000	42,200
		547,947
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	25,000	26,813
Centennial Communications Corp. 10% 1/1/13	20,000	21,450
Cricket Communications, Inc. 9.375% 11/1/14	25,000	25,750
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	40,000	37,600
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)	20,000	20,600
		132,213
TOTAL TELECOMMUNICATION SERVICES		680,160

	Principal Amount	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
Mirant Americas Generation LLC 8.3% 5/1/11	$ 50,000	$ 51,625
Reliant Energy, Inc. 7.875% 6/15/17	40,000	39,000
		90,625
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	115,000	121,325
9.5% 6/1/09	59,000	61,655
Mirant North America LLC 7.375% 12/31/13	20,000	20,750
NRG Energy, Inc.:
7.25% 2/1/14	50,000	50,125
7.375% 2/1/16	65,000	65,163
7.375% 1/15/17	65,000	65,325
		384,343
TOTAL UTILITIES		474,968
TOTAL NONCONVERTIBLE BONDS		6,679,598
TOTAL CORPORATE BONDS (Cost $7,558,916)		7,623,892
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bonds 6.25% 5/15/30 (Cost $82,899)	70,000	80,008
Floating Rate Loans - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (h) (Cost $20,000)	20,000	19,975
Fixed-Income Funds - 32.1%
	Shares
Fidelity VIP Investment Grade Central Fund (i) (Cost $177,908,096)	1,725,558	174,557,423
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	17,884,384	$ 17,884,384
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	2,911,125	2,911,125
TOTAL MONEY MARKET FUNDS (Cost $20,795,509)		20,795,509

TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $485,952,052)	544,731,243

NET OTHER ASSETS - (0.1)%	(804,961)
NET ASSETS - 100%	$ 543,926,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,689,605 or 0.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,584 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
UraMin, Inc.	3/7/07	$ 88,748
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 476,758
Fidelity Securities Lending Cash Central Fund	15,231
Fidelity VIP Investment Grade Central Fund	3,884,890
Total	$ 4,376,879

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity VIP Investment Grade Central Fund	$ 126,409,386	$ 51,088,840	$ -	$ 174,557,423	5.7%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.4%
AAA,AA,A	9.7%
BBB	5.3%
BB	1.1%
B	0.8%
CCC,CC,C	0.1%
Not Rated	0.4%
Equities	62.8%
Short-Term Investments and Net Other Assets	0.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Canada	1.5%
United Kingdom	1.2%
Others (individually less than 1%)	7.5%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

VIP Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,807,730) - See accompanying schedule: Unaffiliated issuers (cost $287,248,447)	$ 349,378,311
Fidelity Central Funds (cost $198,703,605)	195,352,932
Total Investments (cost $485,952,052)		$ 544,731,243
Foreign currency held at value (cost $11,757)		11,801
Receivable for investments sold		2,835,521
Receivable for fund shares sold		1,490,664
Dividends receivable		254,124
Interest receivable		137,525
Distributions receivable from Fidelity Central Funds		779,518
Prepaid expenses		871
Other receivables		3,875
Total assets		550,245,142

Liabilities
Payable to custodian bank	$ 22,686
Payable for investments purchased Regular delivery	2,385,330
Delayed delivery	282,556
Payable for fund shares redeemed	356,332
Accrued management fee	182,956
Distribution fees payable	18,671
Other affiliated payables	65,130
Other payables and accrued expenses	94,074
Collateral on securities loaned, at value	2,911,125
Total liabilities		6,318,860

Net Assets		$ 543,926,282
Net Assets consist of:
Paid in capital		$ 464,970,313
Undistributed net investment income		5,115,430
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,059,770
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,780,769
Net Assets		$ 543,926,282

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($291,279,130 ÷ 18,248,456 shares)	$ 15.96

Service Class: Net Asset Value, offering price and redemption price per share ($13,326,346 ÷ 838,779 shares)	$ 15.89

Service Class 2: Net Asset Value, offering price and redemption price per share ($86,409,648 ÷ 5,476,116 shares)	$ 15.78

Investor Class: Net Asset Value, offering price and redemption price per share ($152,911,158 ÷ 9,608,949 shares)	$ 15.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Balanced Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 2,044,357
Interest		225,085
Income from Fidelity Central Funds		4,376,879
Total income		6,646,321

Expenses
Management fee	$ 996,561
Transfer agent fees	233,359
Distribution fees	94,082
Accounting and security lending fees	119,083
Custodian fees and expenses	61,183
Independent trustees' compensation	727
Audit	35,066
Legal	797
Miscellaneous	26,926
Total expenses before reductions	1,567,784
Expense reductions	(4,306)	1,563,478
Net investment income (loss)		5,082,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,337,760
Foreign currency transactions	(360)
Capital Gain distributions from Fidelity Central Funds	99,337
Total net realized gain (loss)		15,436,737
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $720)	17,361,287
Assets and liabilities in foreign currencies	(758)
Total change in net unrealized appreciation (depreciation)		17,360,529
Net gain (loss)		32,797,266
Net increase (decrease) in net assets resulting from operations		$ 37,880,109

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,082,843	$ 8,338,209
Net realized gain (loss)	15,436,737	17,701,445
Change in net unrealized appreciation (depreciation)	17,360,529	17,350,510
Net increase (decrease) in net assets resulting from operations	37,880,109	43,390,164
Distributions to shareholders from net investment income	(8,252,470)	(7,200,897)
Distributions to shareholders from net realized gain	(17,726,464)	(11,938,214)
Total distributions	(25,978,934)	(19,139,111)
Share transactions - net increase (decrease)	92,569,647	65,831,764
Total increase (decrease) in net assets	104,470,822	90,082,817

Net Assets
Beginning of period	439,455,460	349,372,643
End of period (including undistributed net investment income of $5,115,430 and undistributed net investment income of $8,419,486, respectively)	$ 543,926,282	$ 439,455,460

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.64	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72
Income from Investment Operations
Net investment income (loss) E	.17	.33	.31	.36 H	.30	.36
Net realized and unrealized gain (loss)	1.06	1.34	.50	.39	1.78	(1.53)
Total from investment operations	1.23	1.67	.81	.75	2.08	(1.17)
Distributions from net investment income	(.29)	(.31)	(.37)	(.28)	(.36)	(.39)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.91)	(.81)	(.38)	(.28)	(.36)	(.39)
Net asset value, end of period	$ 15.96	$ 15.64	$ 14.78	$ 14.35	$ 13.88	$ 12.16
Total Return B, C, D	8.23%	11.78%	5.77%	5.47%	17.72%	(8.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	.58% A	.61%	.58%	.56%	.59%	.57%
Expenses net of fee waivers, if any	.58% A	.61%	.58%	.56%	.59%	.57%
Expenses net of all reductions	.58% A	.59%	.54%	.56%	.58%	.55%
Net investment income (loss)	2.15% A	2.20%	2.22%	2.60%	2.32%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,279	$ 281,594	$ 276,343	$ 291,176	$ 295,656	$ 235,064
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66
Income from Investment Operations
Net investment income (loss) E	.16	.31	.30	.34 H	.28	.34
Net realized and unrealized gain (loss)	1.07	1.33	.48	.40	1.77	(1.51)
Total from investment operations	1.23	1.64	.78	.74	2.05	(1.17)
Distributions from net investment income	(.27)	(.29)	(.35)	(.27)	(.35)	(.38)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.89)	(.79)	(.36)	(.27)	(.35)	(.38)
Net asset value, end of period	$ 15.89	$ 15.55	$ 14.70	$ 14.28	$ 13.81	$ 12.11
Total Return B, C, D	8.26%	11.64%	5.61%	5.42%	17.53%	(8.75)%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.72%	.68%	.67%	.69%	.67%
Expenses net of fee waivers, if any	.69% A	.72%	.68%	.67%	.69%	.67%
Expenses net of all reductions	.69% A	.69%	.65%	.67%	.68%	.65%
Net investment income (loss)	2.04% A	2.09%	2.12%	2.50%	2.22%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,326	$ 14,247	$ 18,181	$ 21,228	$ 21,903	$ 20,019
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.15	.28	.27	.32 H	.26	.32
Net realized and unrealized gain (loss)	1.06	1.33	.50	.38	1.77	(1.51)
Total from investment operations	1.21	1.61	.77	.70	2.03	(1.19)
Distributions from net investment income	(.27)	(.27)	(.34)	(.25)	(.33)	(.37)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.89)	(.77)	(.35)	(.25)	(.33)	(.37)
Net asset value, end of period	$ 15.78	$ 15.46	$ 14.62	$ 14.20	$ 13.75	$ 12.05
Total Return B, C, D	8.13%	11.50%	5.53%	5.15%	17.41%	(8.93)%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.87%	.83%	.82%	.84%	.83%
Expenses net of fee waivers, if any	.83% A	.87%	.83%	.82%	.84%	.83%
Expenses net of all reductions	.83% A	.84%	.80%	.82%	.84%	.81%
Net investment income (loss)	1.90% A	1.94%	1.95%	2.35%	2.06%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,410	$ 56,139	$ 40,716	$ 37,020	$ 29,485	$ 18,577
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.16	.31	.11
Net realized and unrealized gain (loss)	1.07	1.32	.70
Total from investment operations	1.23	1.63	.81
Distributions from net investment income	(.29)	(.31)	-
Distributions from net realized gain	(.62)	(.50)	-
Total distributions	(.91)	(.81)	-
Net asset value, end of period	$ 15.91	$ 15.59	$ 14.77
Total Return B, C, D	8.22%	11.56%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.73%	.76% A
Expenses net of fee waivers, if any	.69% A	.73%	.76% A
Expenses net of all reductions	.69% A	.71%	.73% A
Net investment income (loss)	2.04% A	2.07%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,911	$ 87,476	$ 14,133
Portfolio turnover rate G	44% A	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

VIP High Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	2.2	2.4
Level 3 Financing, Inc.	2.2	1.4
MGM Mirage, Inc.	2.1	1.9
Ship Finance International Ltd.	2.0	1.8
General Motors Acceptance Corp.	1.8	1.9
	10.3
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.3	8.3
Telecommunications	8.9	8.3
Gaming	6.9	6.3
Automotive	6.8	6.6
Healthcare	6.7	5.5
Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 1.4%	BBB 0.7%
BB 35.4%	BB 33.9%
B 42.9%	B 45.1%
CCC,CC,C 11.8%	CCC,CC,C 11.7%
Not Rated 4.2%	Not Rated 3.1%
Equities 1.4%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Nonconvertible Bonds 84.8%		Nonconvertible Bonds 87.0%
	Convertible Bonds, Preferred Stocks 1.2%		Convertible Bonds, Preferred Stocks 0.0%
	Common Stocks 0.4%		Common Stocks 0.1%
	Floating Rate Loans 10.7%		Floating Rate Loans 7.9%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	14.3%	** Foreign investments	16.1%

Semiannual Report

VIP High Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.2%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 4,900,000	$ 5,308,170
Nonconvertible Bonds - 84.8%
Aerospace - 0.9%
Bombardier, Inc.:
6.75% 5/1/12 (c)	10,000	9,850
7.45% 5/1/34 (c)	4,100,000	3,956,500
8% 11/15/14 (c)	2,085,000	2,147,550
L-3 Communications Corp. 7.625% 6/15/12	4,705,000	4,787,338
		10,901,238
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,397,156
8.608% 10/1/12	535,000	556,400
AMR Corp. 9% 8/1/12	1,980,000	2,014,650
Continental Airlines, Inc. 7.339% 4/19/14	1,100,000	1,086,250
Continental Airlines, Inc.:
6.903% 4/19/22	660,000	645,150
7.875% 7/2/18	1,137,361	1,151,578
9.558% 9/1/19	1,648,689	1,805,315
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	642,831	647,652
7.73% 9/15/12	324,255	324,255
8.312% 10/2/12	306,540	308,839
8.388% 5/1/22	585,291	604,313
9.798% 4/1/21	8,221,030	8,960,922
United AirLines, Inc. pass-thru certificates (Class B) 7.336% 7/2/19	3,300,000	3,267,000
		28,769,480
Automotive - 5.2%
ArvinMeritor, Inc. 8.125% 9/15/15	1,460,000	1,401,600
Ford Motor Co. 9.98% 2/15/47	1,450,000	1,305,000
Ford Motor Credit Co. LLC:
7% 10/1/13	5,790,000	5,370,225
7.25% 10/25/11	3,520,000	3,387,761
7.8% 6/1/12	3,000,000	2,913,750
8% 12/15/16	4,380,000	4,182,900
8.105% 1/13/12 (d)	5,590,000	5,548,075
10.61% 6/15/11 (d)	6,664,000	7,163,800
General Motors Acceptance Corp.:
6.75% 12/1/14	6,145,000	5,868,475
6.875% 9/15/11	4,690,000	4,584,475
8% 11/1/31	10,945,000	11,163,900
General Motors Corp. 8.375% 7/15/33	1,990,000	1,805,925

	Principal Amount	Value
GMAC LLC:
6% 12/15/11	$ 2,740,000	$ 2,603,000
6.625% 5/15/12	9,430,000	9,099,950
		66,398,836
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	3,015,000	2,984,850
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (b)	1,850,000	1,817,625
		4,802,475
Building Materials - 0.3%
Anixter International, Inc. 5.95% 3/1/15	2,310,000	2,130,975
Belden CDT, Inc. 7% 3/15/17 (c)	2,170,000	2,137,450
		4,268,425
Cable TV - 3.2%
Charter Communications Holdings I LLC:
9.92% 4/1/14	5,500,000	5,005,000
10% 5/15/14	3,625,000	3,344,063
11.125% 1/15/14	2,970,000	2,940,300
12.125% 1/15/15	2,915,000	2,907,713
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,735,000	1,808,738
EchoStar Communications Corp.:
6.625% 10/1/14	1,370,000	1,315,200
7% 10/1/13	5,940,000	5,850,900
7.125% 2/1/16	1,785,000	1,749,300
Kabel Deutschland GmbH 10.625% 7/1/14	4,350,000	4,763,250
NTL Cable PLC:
8.75% 4/15/14	2,175,000	2,245,688
9.125% 8/15/16	1,380,000	1,449,000
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (c)	7,285,000	7,212,150
		40,591,302
Capital Goods - 0.6%
Leucadia National Corp. 7% 8/15/13	3,520,000	3,467,200
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,433,125
		7,900,325
Chemicals - 3.5%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,491,632
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,610,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,740,000	1,800,900
10.125% 9/1/08	1,040,000	1,079,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co.:
6.875% 6/15/17	$ 7,590,000	$ 7,381,275
8% 9/15/14	3,110,000	3,187,750
8.25% 9/15/16	3,110,000	3,222,738
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	8,720,000	8,741,800
Nalco Co. 7.75% 11/15/11	3,005,000	3,065,100
Nell AF Sarl 8.375% 8/15/15 (c)	765,000	728,663
NOVA Chemicals Corp. 8.4838% 11/15/13 (d)	2,425,000	2,449,250
Phibro Animal Health Corp.:
10% 8/1/13 (c)	2,440,000	2,549,800
13% 8/1/14 (c)	3,010,000	3,175,550
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	2,740,000	2,849,600
		44,333,058
Consumer Products - 0.2%
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,790,750
Containers - 0.7%
BWAY Corp. 10% 10/15/10	4,985,000	5,165,706
Greif, Inc. 6.75% 2/1/17	4,130,000	4,006,100
		9,171,806
Diversified Financial Services - 1.2%
E*TRADE Financial Corp.:
7.375% 9/15/13	1,490,000	1,534,700
7.875% 12/1/15	2,380,000	2,475,200
Leucadia National Corp. 7.125% 3/15/17 (c)	8,230,000	7,983,100
NSG Holdings II, LLC 7.75% 12/15/25 (c)	3,710,000	3,821,300
		15,814,300
Diversified Media - 1.7%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	6,440,000	5,892,600
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,360,169
Liberty Media Corp. 8.25% 2/1/30	670,000	649,777
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(c)	3,435,000	2,421,675
10% 8/1/14 (c)	3,570,000	3,784,200
Quebecor Media, Inc. 7.75% 3/15/16	5,920,000	6,008,800
		21,117,221
Electric Utilities - 2.1%
AES Gener SA 7.5% 3/25/14	4,615,000	4,799,600
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,232,075
NRG Energy, Inc. 7.375% 2/1/16	1,725,000	1,729,313

	Principal Amount	Value
Reliant Energy, Inc.:
7.625% 6/15/14	$ 3,860,000	$ 3,763,500
7.875% 6/15/17	2,930,000	2,856,750
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,615,986	2,668,306
Utilicorp Canada Finance Corp. 7.75% 6/15/11	6,740,000	7,144,400
Utilicorp United, Inc. 9.95% 2/1/11 (d)	55,000	58,850
		26,252,794
Energy - 9.3%
Atlas Pipeline Partners LP 8.125% 12/15/15	4,080,000	4,105,500
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,692,000
8.875% 2/1/17 (c)	1,760,000	1,738,000
Chesapeake Energy Corp.:
6.5% 8/15/17	7,185,000	6,807,788
6.625% 1/15/16	2,045,000	1,973,425
7.5% 6/15/14	2,095,000	2,136,900
7.75% 1/15/15	4,390,000	4,477,800
Complete Production Services, Inc. 8% 12/15/16 (c)	4,070,000	4,110,700
Energy Partners Ltd.:
9.75% 4/15/14 (c)	2,600,000	2,583,750
10.48% 4/15/13 (c)(d)	2,870,000	2,891,525
Forest Oil Corp.:
7.25% 6/15/19 (c)	4,990,000	4,827,825
7.75% 5/1/14	1,430,000	1,444,300
8% 12/15/11	1,440,000	1,476,000
Hanover Compressor Co.:
8.625% 12/15/10	2,560,000	2,639,872
9% 6/1/14	1,785,000	1,887,638
Hanover Equipment Trust 8.75% 9/1/11	775,000	800,188
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	5,890,000	5,713,300
9% 6/1/16 (c)	3,910,000	4,046,850
OPTI Canada, Inc. 8.25% 12/15/14 (c)	4,175,000	4,248,063
Pan American Energy LLC 7.75% 2/9/12 (c)	3,630,000	3,648,150
Parker Drilling Co.:
9.625% 10/1/13	2,960,000	3,167,200
10.11% 9/1/10 (d)	4,878,000	4,932,878
Petrohawk Energy Corp. 9.125% 7/15/13	8,045,000	8,507,588
Pioneer Natural Resources Co. 6.65% 3/15/17	2,255,000	2,119,700
Plains Exploration & Production Co. 7% 3/15/17	4,030,000	3,838,575
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	885,000	838,538
7.375% 7/15/13	10,075,000	10,150,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp.: - continued
7.5% 5/15/16	$ 1,910,000	$ 1,933,875
Seitel, Inc. 9.75% 2/15/14 (c)	4,330,000	4,265,050
Tesoro Corp. 6.5% 6/1/17 (c)	5,690,000	5,590,425
W&T Offshore, Inc. 8.25% 6/15/14 (c)	4,490,000	4,422,650
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	2,760,000	2,787,600
		118,804,216
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	2,025,000	1,989,563
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	4,655,000	4,492,075
7.125% 5/15/16	3,180,000	3,112,425
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	855,000	855,000
7.4% 9/15/35	585,000	532,350
		8,991,850
Food and Drug Retail - 1.4%
Albertsons, Inc.:
7.45% 8/1/29	2,280,000	2,223,750
7.75% 6/15/26	2,565,000	2,603,475
8% 5/1/31	1,685,000	1,722,220
Rite Aid Corp. 7.5% 3/1/17	8,710,000	8,383,375
SUPERVALU, Inc. 7.5% 11/15/14	2,375,000	2,434,375
		17,367,195
Food/Beverage/Tobacco - 1.1%
Dean Foods Co. 6.9% 10/15/17	1,445,000	1,365,525
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,800,700
Pierre Foods, Inc. 9.875% 7/15/12	3,195,000	3,234,938
Smithfield Foods, Inc. 7.75% 7/1/17	2,160,000	2,143,800
Swift & Co.:
10.125% 10/1/09	3,215,000	3,311,450
12.5% 1/1/10	760,000	794,200
		14,650,613
Gaming - 6.9%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	3,210,000	3,258,150
8.8588% 11/15/12 (c)(d)	1,010,000	1,025,150
Mandalay Resort Group 9.375% 2/15/10	4,655,000	4,940,119

	Principal Amount	Value
MGM Mirage, Inc.:
6.625% 7/15/15	$ 785,000	$ 720,238
6.75% 9/1/12	9,015,000	8,733,281
6.75% 4/1/13	4,390,000	4,208,913
6.875% 4/1/16	4,365,000	4,070,363
7.625% 1/15/17	9,460,000	8,998,825
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,692,600
7.125% 8/15/14	2,010,000	1,989,900
8% 4/1/12	970,000	1,002,738
Park Place Entertainment Corp. 7% 4/15/13	5,705,000	5,961,725
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,135,813
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (c)(d)	1,520,000	1,535,200
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,623,000
7.25% 5/1/12	6,020,000	6,050,100
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (c)	1,930,000	1,990,313
9.1488% 2/1/14 (c)(d)	2,450,000	2,462,250
Station Casinos, Inc. 6.875% 3/1/16	3,795,000	3,339,600
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	2,100,000	1,606,500
9% 1/15/12	3,610,000	3,718,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	5,973,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,550,000	3,425,750
		87,462,578
Healthcare - 6.0%
FMC Finance III SA 6.875% 7/15/17 (c)	5,460,000	5,357,625
HCA, Inc.:
6.5% 2/15/16	2,670,000	2,256,150
9.125% 11/15/14 (c)	3,045,000	3,204,863
9.25% 11/15/16 (c)	4,155,000	4,425,075
9.625% 11/15/16 pay-in-kind (c)	3,860,000	4,154,325
HealthSouth Corp. 10.75% 6/15/16	3,710,000	4,006,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,815,000	2,800,925
Multiplan, Inc. 10.375% 4/15/16 (c)	2,485,000	2,596,825
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	9,895,225
7% 1/15/16	2,480,000	2,461,400
Rural/Metro Corp. 9.875% 3/15/15	1,670,000	1,720,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Senior Housing Properties Trust 8.625% 1/15/12	$ 4,460,000	$ 4,749,900
Service Corp. International:
6.75% 4/1/15 (c)	3,300,000	3,176,250
7.5% 4/1/27 (c)	4,020,000	3,819,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	4,310,000	4,665,575
United Surgical Partners International, Inc.:
8.875% 5/1/17 (c)	1,540,000	1,532,300
9.25% 5/1/17 pay-in-kind (c)	1,980,000	1,970,100
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (c)(d)	4,440,000	4,329,000
Ventas Realty LP:
6.5% 6/1/16	2,735,000	2,666,625
6.625% 10/15/14	2,320,000	2,288,100
6.75% 4/1/17	1,215,000	1,199,813
Viant Holdings, Inc. 10.125% 7/15/17 (c)	3,679,000	3,697,395
		76,973,371
Homebuilding/Real Estate - 2.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,765,000	2,647,488
7.125% 2/15/13 (c)	6,345,000	6,122,925
8.125% 6/1/12	7,950,000	7,910,250
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	1,155,000	999,075
8.875% 4/1/12	1,570,000	1,460,100
KB Home 7.75% 2/1/10	4,345,000	4,345,000
Realogy Corp.:
10.5% 4/15/14 (c)	580,000	553,900
12.375% 4/15/15 (c)	580,000	530,004
TOUSA, Inc.:
7.5% 3/15/11	1,230,000	805,650
7.5% 1/15/15	5,060,000	3,111,900
10.375% 7/1/12	1,295,000	958,300
		29,444,592
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,875,000	4,030,000
Host Marriott LP 7.125% 11/1/13	5,390,000	5,390,000
		9,420,000
Insurance - 0.5%
UnumProvident Corp. 7.375% 6/15/32	580,000	606,647

	Principal Amount	Value
USI Holdings Corp.:
9.23% 11/15/14 (c)(d)	$ 4,305,000	$ 4,218,900
9.75% 5/15/15 (c)	1,310,000	1,290,350
		6,115,897
Leisure - 2.2%
NCL Corp. Ltd. 10.625% 7/15/14	4,740,000	4,526,700
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	4,720,000	4,740,150
7.25% 6/15/16	1,540,000	1,524,076
7.5% 10/15/27	1,980,000	1,861,200
Six Flags, Inc.:
9.625% 6/1/14	2,200,000	2,035,000
9.75% 4/15/13	2,085,000	1,959,900
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,052,000	967,840
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,432,500
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	575,000	582,188
10.1063% 5/1/10 (d)	4,340,000	4,448,500
		28,078,054
Metals/Mining - 5.0%
Arch Western Finance LLC 6.75% 7/1/13	6,050,000	5,823,125
Compass Minerals International, Inc.:
0% 12/15/12 (b)	4,520,000	4,655,600
0% 6/1/13 (b)	8,615,000	8,571,925
Drummond Co., Inc. 7.375% 2/15/16 (c)	7,370,000	6,927,800
FMG Finance Property Ltd.:
9.36% 9/1/11 (c)(d)	2,590,000	2,735,688
10% 9/1/13 (c)	1,505,000	1,657,381
10.625% 9/1/16 (c)	325,000	382,281
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,415,000	1,489,288
8.375% 4/1/17	1,485,000	1,581,525
Massey Energy Co. 6.875% 12/15/13	7,890,000	7,179,900
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (c)(d)	3,040,000	3,005,800
Peabody Energy Corp.:
7.375% 11/1/16	2,675,000	2,735,188
7.875% 11/1/26	1,715,000	1,783,600
PNA Group, Inc. 10.75% 9/1/16 (c)	4,345,000	4,736,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (c)(d)	$ 1,420,000	$ 1,434,200
Vedanta Resources PLC 6.625% 2/22/10 (c)	8,875,000	8,864,350
		63,563,701
Paper - 1.9%
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,650,150
Georgia-Pacific Corp.:
7% 1/15/15 (c)	8,720,000	8,414,800
8% 1/15/24	1,065,000	1,027,725
8.875% 5/15/31	2,325,000	2,325,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,815,000	2,730,550
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	4,260,000	4,110,900
Stone Container Finance Co. 7.375% 7/15/14	3,740,000	3,590,400
		23,849,525
Publishing/Printing - 1.1%
Scholastic Corp. 5% 4/15/13	2,755,000	2,431,288
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	3,305,000	3,090,175
TL Acquisitions, Inc.:
0% 7/15/15 (b)(c)	1,880,000	1,412,350
10.5% 1/15/15 (c)	2,900,000	2,813,000
Valassis Communications, Inc. 8.25% 3/1/15 (c)	4,250,000	4,080,000
		13,826,813
Railroad - 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	4,860,000	4,860,000
Restaurants - 1.0%
Friendly Ice Cream Corp. 8.375% 6/15/12	6,195,000	6,473,775
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,707,550
		13,181,325
Services - 3.4%
Aramark Corp.:
8.5% 2/1/15 (c)	2,445,000	2,481,675
8.8563% 2/1/15 (c)(d)	1,010,000	1,027,675
Ashtead Capital, Inc. 9% 8/15/16 (c)	3,090,000	3,236,775
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% 5/15/16	1,850,000	1,905,500
7.86% 5/15/14 (d)	310,000	318,525

	Principal Amount	Value
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	$ 3,320,000	$ 3,486,000
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,014,650
7.75% 10/1/16	3,620,000	3,705,975
Hertz Corp.:
8.875% 1/1/14	1,295,000	1,346,800
10.5% 1/1/16	1,230,000	1,353,000
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	526,125
8.25% 7/1/11	5,110,000	5,110,000
8.625% 4/1/13	5,270,000	5,322,700
Penhall International Corp. 12% 8/1/14 (c)	2,650,000	2,862,000
Rental Service Corp. 9.5% 12/1/14 (c)	2,830,000	2,886,600
Rural/Metro Corp. 0% 3/15/16 (b)	3,185,000	2,579,850
		43,163,850
Shipping - 3.5%
Britannia Bulk PLC 11% 12/1/11	2,885,000	2,942,700
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (c)	4,795,000	5,034,750
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,935,383
Teekay Corp. 8.875% 7/15/11	10,093,000	10,799,510
		44,712,343
Specialty Retailing - 0.3%
VWR Funding, Inc. 10.25% 7/15/15 (c)	4,320,000	4,320,000
Steels - 1.0%
RathGibson, Inc. 11.25% 2/15/14	4,820,000	5,073,050
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	8,060,000	7,818,200
		12,891,250
Super Retail - 1.4%
Michaels Stores, Inc.:
10% 11/1/14 (c)	5,190,000	5,358,675
11.375% 11/1/16 (c)	2,020,000	2,105,850
NBC Acquisition Corp. 0% 3/15/13 (b)	1,665,000	1,431,900
Nebraska Book Co., Inc. 8.625% 3/15/12	4,270,000	4,227,300
Toys 'R' US, Inc. 7.625% 8/1/11	4,685,000	4,357,050
		17,480,775
Technology - 3.8%
Avago Technologies Finance Ltd. 10.125% 12/1/13	275,000	292,875
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (c)	5,010,000	4,803,588
9.125% 12/15/14 pay-in-kind (c)	3,770,000	3,558,126
9.235% 12/15/14 (c)(d)	2,910,000	2,808,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16 (c)	$ 5,360,000	$ 5,038,400
Hynix Semiconductor, Inc. 7.875% 6/27/17 (c)	1,660,000	1,637,175
IKON Office Solutions, Inc. 7.75% 9/15/15	3,560,000	3,577,800
Lucent Technologies, Inc.:
6.45% 3/15/29	2,415,000	2,088,975
6.5% 1/15/28	2,915,000	2,550,625
Nortel Networks Corp.:
9.6056% 7/15/11 (c)(d)	3,340,000	3,548,750
10.125% 7/15/13 (c)	3,825,000	4,102,313
NXP BV:
7.875% 10/15/14	2,850,000	2,785,875
8.1056% 10/15/13 (d)	2,595,000	2,556,075
9.5% 10/15/15	4,930,000	4,856,050
Xerox Capital Trust I 8% 2/1/27	4,400,000	4,466,000
		48,670,777
Telecommunications - 7.8%
Digicel Group Ltd.:
8.875% 1/15/15 (c)	4,130,000	4,042,238
9.125% 1/15/15 pay-in-kind (c)	1,780,000	1,755,525
Digicel Ltd. 9.25% 9/1/12 (c)	4,605,000	4,841,006
Intelsat Ltd.:
6.5% 11/1/13	6,510,000	5,289,375
7.625% 4/15/12	6,270,000	5,674,350
9.25% 6/15/16	3,790,000	4,007,925
Level 3 Financing, Inc.:
8.75% 2/15/17 (c)	5,135,000	5,064,394
9.15% 2/15/15 (c)(d)	4,990,000	4,965,050
9.25% 11/1/14	11,140,000	11,181,775
12.25% 3/15/13	5,435,000	6,223,075
MetroPCS Wireless, Inc.:
9.25% 11/1/14 (c)	2,570,000	2,647,100
9.25% 11/1/14 (c)	4,510,000	4,645,300
Mobile Telesystems Finance SA 8% 1/28/12 (c)	2,608,000	2,689,630
Orascom Telecom Finance SCA 7.875% 2/8/14 (c)	3,590,000	3,475,551
PanAmSat Corp. 9% 8/15/14	2,374,000	2,474,895
Qwest Corp.:
6.5% 6/1/17 (c)	4,590,000	4,417,875
7.5% 10/1/14	3,840,000	3,926,400
8.61% 6/15/13 (d)	7,630,000	8,354,850
Rural Cellular Corp. 8.36% 6/1/13 (c)(d)	3,010,000	2,994,950
U.S. West Communications:
6.875% 9/15/33	2,535,000	2,382,900
7.5% 6/15/23	4,335,000	4,313,325

	Principal Amount	Value
Windstream Corp.:
8.125% 8/1/13	$ 1,350,000	$ 1,412,438
8.625% 8/1/16	2,565,000	2,706,075
		99,486,002
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 8.735% 12/15/14 (c)(d)	2,720,000	2,740,400
Levi Strauss & Co. 8.875% 4/1/16	5,165,000	5,294,125
		8,034,525
TOTAL NONCONVERTIBLE BONDS		1,080,450,825
TOTAL CORPORATE BONDS (Cost $1,079,809,164)		1,085,758,995
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.2305% 4/25/21 (c)(d) (Cost $140,120)	181,255	163,130
Common Stocks - 0.4%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	251,576	4,956,047
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(e)	48,889	356,401
TOTAL COMMON STOCKS (Cost $7,950,980)		5,312,448
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.4%
Electric Utilities - 0.1%
AES Trust III 6.75%	20,800	1,028,352
Energy - 0.3%
El Paso Corp. 4.99%	3,000	4,381,770
TOTAL CONVERTIBLE PREFERRED STOCKS		5,410,122
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	3,862	4,711,640
TOTAL PREFERRED STOCKS (Cost $9,704,754)		10,121,762
Floating Rate Loans - 10.7%
	Principal Amount	Value
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	$ 7,760,000	$ 7,701,800
Automotive - 1.6%
Federal-Mogul Corp. term loan 7.07% 12/31/07 (d)	3,060,000	3,063,825
Ford Motor Co. term loan 8.36% 12/15/13 (d)	14,696,150	14,714,520
Navistar International Corp.:
term loan 8.6099% 1/19/12 (d)	1,965,333	1,975,160
Credit-Linked Deposit 8.5907% 1/19/12 (d)	714,667	718,240
		20,471,745
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.36% 3/6/14 (d)	7,620,000	7,543,800
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (d)	4,900,500	4,894,374
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (d)	4,830,000	4,836,038
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/29/14 (d)	3,983,893	3,904,215
Tranche DD 1LN, term loan 9/29/14 (d)(f)	256,107	250,985
		21,429,412
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (d)	3,250,000	3,290,625
Tranche B 1LN, term loan 7.86% 5/4/14 (d)	430,000	430,000
		3,720,625
Diversified Financial Services - 0.4%
LPL Investment Holdings, Inc. Tranche D, term loan 7.35% 6/28/13 (d)	4,967,051	4,967,051
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (d)	659,006	659,829
term loan 8.36% 3/30/14 (d)	5,020,994	5,027,271
NRG Energy, Inc.:
term loan:
6/8/14 (d)(f)	545,018	542,293
7.07% 2/1/13 (d)	3,742,081	3,737,403
7.07% 2/1/13 (d)	1,553,523	1,551,581
		11,518,377
Energy - 1.3%
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (d)	9,230,000	9,230,000

	Principal Amount	Value
Petroleum Geo-Services ASA term loan 7.11% 6/28/15 (d)	$ 2,900,000	$ 2,900,000
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	3,550,000	3,625,438
8.985% 4/1/14 (d)	660,000	670,725
		16,426,163
Entertainment/Film - 0.3%
Zuffa LLC term loan 7.375% 6/20/15 (d)	4,160,000	4,139,200
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.57% 6/30/10 (d)	825,455	827,518
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (d)	5,009,606	5,009,606
Tranche DD, term loan 6/28/14 (d)(f)	330,394	330,394
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 11.5% 6/26/15 (d)	1,450,000	1,450,000
Stiefel Laboratories, Inc. term loan 10.355% 6/28/14 (d)	2,220,000	2,242,200
		9,032,200
Metals/Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 9% 3/19/14 (d)	1,855,467	1,853,147
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (d)	5,665,870	5,665,870
Services - 0.9%
Adesa, Inc. term loan 7.61% 10/20/13 (d)	5,850,000	5,850,000
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (d)	3,943,252	4,002,401
Penhall International Corp. term loan 12.8238% 4/1/12 (d)	2,080,000	2,111,200
		11,963,601
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (d)	3,300,000	3,287,625
Tranche 2LN, term loan 11.11% 6/11/15 (d)	3,190,000	3,158,100
		6,445,725
Telecommunications - 0.7%
Digicel International Finance Ltd. term loan 7.875% 3/30/12 (d)	6,240,000	6,247,800
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (d)	2,500,000	2,496,875
		8,744,675
Floating Rate Loans - continued
	Principal Amount	Value
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.57% 4/4/14 (d)	$ 2,310,000	$ 2,275,350
TOTAL FLOATING RATE LOANS (Cost $137,107,006)		137,182,459
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,146,000)	2,146,772	2,146,000
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $1,236,858,024)		1,240,684,794
NET OTHER ASSETS - 2.7%		33,884,345
NET ASSETS - 100%		$ 1,274,569,139
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,328,808 or 25.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $356,401 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,131,519 and $1,123,672, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,146,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 404,421
Bear Stearns & Co., Inc.	943,355
Lehman Brothers, Inc.	798,224
$ 2,146,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,050,457
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Bermuda	4.3%
Canada	3.1%
Marshall Islands	1.3%
United Kingdom	1.2%
Luxembourg	1.0%
Others (individually less than 1%)	3.4%
100.0%
Income Tax Information

At December 31, 2006, the fund had a capital loss carryforward of approximately $1,110,768,989 of which $249,734,104, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

VIP High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,146,000) - See accompanying schedule: Unaffiliated issuers (cost $1,236,858,024)		$ 1,240,684,794
Cash		4,802,621
Receivable for investments sold		47,165,755
Receivable for fund shares sold		1,993,500
Interest receivable		21,134,262
Distributions receivable from Fidelity Central Funds		55,783
Prepaid expenses		2,922
Total assets		1,315,839,637

Liabilities
Payable for investments purchased	$ 31,100,742
Payable for fund shares redeemed	3,559,697
Accrued management fee	602,078
Distribution fees payable	41,286
Notes payable	5,732,000
Other affiliated payables	113,883
Other payables and accrued expenses	120,812
Total liabilities		41,270,498

Net Assets		$ 1,274,569,139
Net Assets consist of:
Paid in capital		$ 2,308,601,656
Undistributed net investment income		54,638,020
Accumulated undistributed net realized gain (loss) on investments		(1,092,497,307)
Net unrealized appreciation (depreciation) on investments		3,826,770
Net Assets		$ 1,274,569,139

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($830,650,691 ÷ 126,991,390 shares)	$ 6.54

Service Class: Net Asset Value, offering price and redemption price per share ($219,198,206 ÷ 33,683,393 shares)	$ 6.51

Service Class 2: Net Asset Value, offering price and redemption price per share ($101,026,429 ÷ 15,712,449 shares)	$ 6.43

Initial Class R: Net Asset Value, offering price and redemption price per share ($11,097,060 ÷ 1,699,955 shares)	$ 6.53

Service Class R: Net Asset Value, offering price and redemption price per share ($20,394,512 ÷ 3,138,306 shares)	$ 6.50

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,082,623 ÷ 168,295 shares)	$ 6.43

Investor Class: Net Asset Value, offering price and redemption price per share ($91,119,618 ÷ 13,962,944 shares)	$ 6.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 495,275
Interest		54,414,102
Income from Fidelity Central Funds		1,050,457
Total income		55,959,834

Expenses
Management fee	$ 3,877,172
Transfer agent fees	506,602
Distribution fees	275,176
Accounting fees and expenses	234,320
Custodian fees and expenses	15,668
Independent trustees' compensation	2,217
Audit	44,430
Legal	2,672
Interest	11,439
Miscellaneous	(13,619)
Total expenses before reductions	4,956,077
Expense reductions	(7,859)	4,948,218
Net investment income		51,011,616
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,080,551
Change in net unrealized appreciation (depreciation) on investment securities		(27,319,086)
Net gain (loss)		(9,238,535)
Net increase (decrease) in net assets resulting from operations		$ 41,773,081

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,011,616	$ 101,953,049
Net realized gain (loss)	18,080,551	19,571,030
Change in net unrealized appreciation (depreciation)	(27,319,086)	25,541,215
Net increase (decrease) in net assets resulting from operations	41,773,081	147,065,294
Distributions to shareholders from net investment income	-	(103,253,559)
Share transactions - net increase (decrease)	(156,230,036)	(158,550,860)
Redemption fees	13,773	-
Total increase (decrease) in net assets	(114,443,182)	(114,739,125)

Net Assets
Beginning of period	1,389,012,321	1,503,751,446
End of period (including undistributed net investment income of $54,638,020 and undistributed net investment income of $3,860,284, respectively)	$ 1,274,569,139	$ 1,389,012,321

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Income from Investment Operations
Net investment income E	.243	.476	.457	.494	.520	.496 I
Net realized and unrealized gain (loss)	(.053)	.216	(.281)	.126	.980	(.306) I
Total from investment operations	.190	.692	.176	.620	1.500	.190
Distributions from net investment income	-	(.512)	(1.006)	(.570)	(.480)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.54	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93
Total Return B, C, D	2.99%	11.24%	2.70%	9.59%	27.26%	3.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.71%	.70%	.71%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.71%	.70%	.71%	.69%	.70%
Expenses net of all reductions	.68%A	.71%	.70%	.71%	.69%	.70%
Net investment income	7.50%A	7.40%	6.98%	7.43%	8.25%	8.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,651	$ 922,565	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562
Portfolio turnover rate G	78%A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.95% to 8.65%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Income from Investment Operations
Net investment income E	.239	.467	.448	.486	.513	.488 I
Net realized and unrealized gain (loss)	(.049)	.218	(.283)	.124	.967	(.288) I
Total from investment operations	.190	.685	.165	.610	1.480	.200
Distributions from net investment income	-	(.505)	(.995)	(.560)	(.470)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.51	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91
Total Return B, C, D	3.01%	11.18%	2.52%	9.47%	26.97%	3.62%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.81%	.80%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.78% A	.81%	.80%	.81%	.79%	.80%
Expenses net of all reductions	.78% A	.81%	.80%	.81%	.79%	.80%
Net investment income	7.40% A	7.30%	6.88%	7.33%	8.15%	8.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,198	$ 277,546	$ 319,380	$ 377,122	$ 417,928	$ 260,489
Portfolio turnover rate G	78% A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.85% to 8.55%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Income from Investment Operations
Net investment income E	.231	.453	.433	.470	.501	.472 I
Net realized and unrealized gain (loss)	(.051)	.216	(.284)	.130	.959	(.292) I
Total from investment operations	.180	.669	.149	.600	1.460	.180
Distributions from net investment income	-	(.499)	(.979)	(.560)	(.460)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.43	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87
Total Return B, C, D	2.88%	11.02%	2.31%	9.38%	26.75%	3.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.97%	.95%	.97%	.95%	.97%
Expenses net of fee waivers, if any	.93% A	.97%	.95%	.97%	.95%	.97%
Expenses net of all reductions	.93% A	.97%	.95%	.97%	.95%	.97%
Net investment income	7.25% A	7.14%	6.72%	7.17%	7.99%	8.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,026	$ 110,503	$ 86,757	$ 94,246	$ 76,383	$ 32,499
Portfolio turnover rate G	78% A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.68% to 8.38%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.34	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.235	.475	.455	.338
Net realized and unrealized gain (loss)	(.045)	.218	(.288)	.192
Total from investment operations	.190	.693	.167	.530
Distributions from net investment income	-	(.513)	(1.007)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.53	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	3.00%	11.27%	2.55%	8.19%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.71%	.70%	.71% A
Expenses net of fee waivers, if any	.68% A	.71%	.70%	.71% A
Expenses net of all reductions	.68% A	.71%	.70%	.71% A
Net investment income	7.49% A	7.39%	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,097	$ 93	$ 83	$ 81
Portfolio turnover rate G	78% A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.232	.467	.447	.332
Net realized and unrealized gain (loss)	(.052)	.219	(.282)	.188
Total from investment operations	.180	.686	.165	.520
Distributions from net investment income	-	(.506)	(.995)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.50	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	2.85%	11.19%	2.53%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.81%	.80%	.81% A
Expenses net of fee waivers, if any	.79% A	.81%	.80%	.81% A
Expenses net of all reductions	.79% A	.81%	.80%	.81% A
Net investment income	7.39% A	7.30%	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,395	$ 92	$ 83	$ 81
Portfolio turnover rate G	78% A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.25	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.223	.453	.433	.322
Net realized and unrealized gain (loss)	(.043)	.214	(.282)	.188
Total from investment operations	.180	.667	.151	.510
Distributions from net investment income	-	(.497)	(.981)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.43	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	2.88%	10.99%	2.33%	7.97%
Ratios to Average Net AssetsF, I
Expenses before reductions	.96%A	.96%	.94%	.96% A
Expenses net of fee waivers, if any	.96%A	.96%	.94%	.96%A
Expenses net of all reductions	.96%A	.96%	.94%	.96%A
Net investment income	7.21%A	7.14%	6.73%	6.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,083	$ 92	$ 83	$ 81
Portfolio turnover rate G	78%A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 207	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.239	.471	.193
Net realized and unrealized gain (loss)	(.049)	.220	(.089)
Total from investment operations	.190	.691	.104
Distributions from net investment income	-	(.511)	(.484)
Redemption fees added to paid in capitalE	-J	-	-
Net asset value, end of period	$ 6.53	$ 6.34	$ 6.16
Total Return B, C, D	3.00%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.80%	.82%A
Expenses net of fee waivers, if any	.75%A	.80%	.82%A
Expenses net of all reductions	.75%A	.79%	.82%A
Net investment income	7.42%A	7.31%	6.86%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,120	$ 78,122	$ 17,363
Portfolio turnover rate G	78%A	65%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

VIP Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	57.6	52.1	56.8
31 - 90	23.2	33.8	29.2
91 - 180	8.4	8.0	8.8
181 - 397	10.8	6.1	5.2
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
VIP Money Market Portfolio	63 Days	56 Days	48 Days
All Taxable Money Market Funds Average*	42 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Corporate Bonds 0.6%	Corporate Bonds 1.0%
Commercial Paper 15.0%	Commercial Paper 21.9%
Bank CDs, BAs, TDs, and Notes 58.4%	Bank CDs, BAs, TDs, and Notes 62.0%
Government Securities 0.0%	Government Securities 0.5%
Repurchase Agreements 24.6%	Repurchase Agreements 14.8%
Other Investments 1.7%	Other Investments 0.7%
Net Other Assets** (0.3)%	Net Other Assets** (0.9)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

VIP Money Market Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
7/30/07	5.38% (c)	$ 14,055,000	$ 14,055,000
Certificates of Deposit - 18.1%

Domestic Certificates Of Deposit - 0.0%
Huntington National Bank, Columbus
10/29/07	5.35	1,500,000	1,500,000
London Branch, Eurodollar, Foreign Banks - 6.9%
Barclays Bank PLC
3/4/08	5.35	23,000,000	23,000,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	14,000,000	14,000,000
Credit Agricole SA
11/19/07	5.35	8,000,000	7,998,215
Credit Industriel et Commercial
7/25/07 to 11/19/07	5.33 to 5.36	57,000,000	56,999,971
HBOS Treasury Services PLC
2/11/08	5.30	11,000,000	11,000,000
ING Bank NV
9/5/07 to 12/6/07	5.33 to 5.36	24,000,000	24,000,000
Landesbank Hessen-Thuringen
7/23/07	5.36	17,000,000	17,000,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	19,000,000	19,000,000
			172,998,186
New York Branch, Yankee Dollar, Foreign Banks - 11.2%
Barclays Bank PLC
4/16/08 to 5/22/08	5.31 to 5.36	54,000,000	54,000,000
BNP Paribas SA
10/2/07	5.30	15,000,000	15,000,000
Credit Suisse First Boston
7/23/07 to 9/17/07	5.33 to 5.34 (c)	45,000,000	45,000,000
Credit Suisse Group
6/5/08	5.40	27,000,000	27,000,000
Deutsche Bank AG
11/21/07 to 4/24/08	5.31 to 5.40	61,000,000	61,000,001
HBOS Treasury Services PLC
2/11/08	5.30	11,000,000	11,000,000
Natexis Banques Populaires NY CD
1/7/08 to 6/17/08	5.36 to 5.40	37,000,000	37,000,000
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.40	32,000,000	32,000,000
			282,000,001
TOTAL CERTIFICATES OF DEPOSIT			456,498,187
Commercial Paper - 15.0%
Due Date	Yield (a)	Principal Amount	Value
Apache Corp.
7/16/07	5.37% (b)	$ 4,000,000	$ 3,991,083
Aquifer Funding LLC
7/5/07 to 7/6/07	5.33	24,000,000	23,983,195
AstraZeneca PLC
9/10/07 to 9/28/07	5.34 to 5.36	35,000,000	34,580,592
Bavaria TRR Corp.
7/2/07 to 7/11/07	5.34 to 5.36	8,000,000	7,990,837
Brahms Funding Corp.
7/24/07 to 8/23/07	5.34 to 5.41	15,000,000	14,903,494
Burlington Northern Santa Fe Corp.
7/16/07	5.38 (b)	1,000,000	997,783
Citigroup Funding, Inc.
7/25/07 to 9/19/07	5.35	11,000,000	10,919,978
ConocoPhillips Qatar Funding Ltd.
8/29/07	5.40 (b)	1,000,000	991,281
DaimlerChrysler NA Holding Corp.
7/3/07 to 7/12/07	5.41	4,000,000	3,997,469
Davis Square Funding V Corp.
8/10/07	5.36	4,000,000	3,976,356
Devon Energy Corp.
7/20/07 to 9/14/07	5.37 to 5.44	11,993,000	11,927,737
Dominion Resources, Inc.
7/2/07 to 7/3/07	5.40 to 5.42	2,500,000	2,499,324
Duke Energy Corp.
7/20/07 to 9/27/07	5.40 to 5.44	8,000,000	7,966,947
Fortune Brands, Inc.
7/12/07 to 8/24/07	5.38	7,000,000	6,973,537
Giro Funding US Corp.
7/13/07 to 7/17/07	5.32 to 5.33	8,000,000	7,982,944
Grenadier Funding Corp.
8/28/07	5.33	4,000,000	3,966,102
Harrier Finance Funding LLC
10/17/07	5.32 (b)	13,000,000	12,798,175
Hypo Real Estate Bank International AG
7/10/07	5.37	3,000,000	2,996,025
ITT Corp.
7/30/07 to 8/9/07	5.39 to 5.40	2,000,000	1,989,951
Kellogg Co.
7/13/07 to 8/9/07	5.35 to 5.39	8,000,000	7,970,370
Kestrel Funding (US) LLC
10/29/07	5.32 (b)	22,000,000	21,620,133
Kraft Foods, Inc.
7/2/07 to 8/10/07	5.33 to 5.42	14,000,000	13,951,973
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Liberty Harbour II CDO Ltd.
7/16/07 to 7/26/07	5.36 to 5.37% (b)	$ 3,500,000	$ 3,489,979
Michigan Gen. Oblig.
10/4/07	5.41	4,100,000	4,100,000
Monsanto Co.
8/28/07	5.39	8,000,000	7,931,431
Monument Gardens Funding
8/3/07 to 9/27/07	5.33 to 5.35	24,168,000	23,968,255
National Grid USA
7/20/07 to 9/28/07	5.38 to 5.40	3,000,000	2,970,844
Nationwide Building Society
10/11/07	5.31	5,000,000	4,926,688
Nelnet Student Loan Funding LLC
7/19/07 to 8/21/07	5.36 to 5.37	5,000,000	4,967,183
Nightingale Finance LLC
8/24/07	5.35 (b)	1,000,000	992,058
Nissan Motor Acceptance Corp.
8/1/07 to 9/10/07	5.37 to 5.40	6,000,000	5,961,779
Pacific Gas & Electric Co.
7/31/07 to 8/6/07	5.39 to 5.40 (b)	2,000,000	1,990,163
Paradigm Funding LLC
7/24/07	5.35	5,000,000	4,983,357
Park Granada LLC
7/9/07	5.32	2,000,000	1,997,658
Park Sienna LLC
7/6/07 to 7/11/07	5.33 to 5.34	4,000,000	3,994,865
Rockies Express Pipeline LLC
7/2/07 to 9/27/07	5.40 to 5.50 (b)	9,500,000	9,456,270
SABMiller PLC
7/3/07 to 8/24/07	5.39 to 5.41	3,000,000	2,991,369
Spectra Energy Capital LLC
7/2/07 to 7/10/07	5.37 to 5.46 (b)	3,000,000	2,998,359
Stratford Receivables Co. LLC
7/11/07 to 8/10/07	5.34 to 5.38	18,000,000	17,932,233
Textron Financial Corp.
7/5/07 to 7/6/07	5.34	4,000,000	3,997,347
Textron, Inc.
7/9/07	5.35	2,000,000	1,997,638
Time Warner Cable, Inc.
7/9/07 to 9/24/07	5.39 to 5.45	13,000,000	12,889,442
Time Warner, Inc.
7/9/07 to 9/26/07	5.40 to 5.45 (b)	19,000,000	18,846,490

Due Date	Yield (a)	Principal Amount	Value
Virginia Electric & Power Co.
7/3/07	5.38%	$ 3,000,000	$ 2,999,105
White Pine Finance LLC
7/2/07	5.32 (b)	8,000,000	7,998,822
Wisconsin Energy Corp.
7/13/07 to 9/21/07	5.36 to 5.46	5,750,000	5,706,056
Xcel Energy, Inc.
10/10/07	5.49	2,000,000	1,970,037
XTO Energy, Inc.
7/9/07	5.40	1,250,000	1,248,520
Zenith Funding Corp.
9/5/07 to 9/7/07	5.34 (b)	6,000,000	5,941,737
TOTAL COMMERCIAL PAPER			378,222,971
Master Notes - 3.4%

Asset Funding Co. III LLC
7/5/07	5.38 to 5.39 (c)(g)	26,000,000	26,000,000
Bear Stearns & Co., Inc.
12/26/07	5.38 (c)	13,000,000	13,000,000
Countrywide Commercial Real Estate Finance, Inc.
7/2/07	5.53 (c)	28,000,000	28,000,000
Lehman Brothers Holdings, Inc.
7/11/07 to 10/29/07	5.43 to 5.53 (c)(g)	9,000,000	9,000,000
Lehman Commercial Paper, Inc.
7/2/07	5.53 (c)(g)	9,000,000	9,000,000
TOTAL MASTER NOTES			85,000,000
Medium-Term Notes - 32.5%

AIG Matched Funding Corp.
8/15/07	5.35 (c)	22,000,000	22,000,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	26,000,000	26,000,000
Allstate Life Global Funding II
7/27/07	5.35 (b)(c)	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd.
7/23/07	5.34 (b)(c)	5,000,000	5,000,000
Banco Santander Totta SA
7/16/07	5.32 (b)(c)	15,000,000	15,000,000
Banesto SA
7/18/07	5.33 (b)(c)	12,000,000	12,000,000
Bank of New York Co., Inc.
7/27/07	5.38 (b)(c)	15,000,000	15,000,000
Banque Federative du Credit Mutuel (BFCM)
7/13/07	5.32 (b)(c)	12,000,000	12,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Bayerische Landesbank Girozentrale
7/16/07 to 8/20/07	5.37 to 5.40% (c)	$ 25,000,000	$ 25,000,000
BMW U.S. Capital LLC
7/16/07	5.34 (c)	2,000,000	2,000,000
7/5/07	5.30 (b)(c)	2,000,000	2,000,000
BNP Paribas SA
7/2/07	5.27 (c)	10,000,000	9,999,990
Caixa Catalunya
9/7/07	5.37 (c)	8,000,000	8,000,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	19,000,000	19,000,000
Caja Madrid SA
7/19/07	5.36 (c)	7,000,000	7,000,000
Calyon New York Branch
7/2/07	5.26 (c)	8,000,000	7,999,991
7/30/07	5.28 (c)	18,000,000	17,993,750
CIT Group, Inc.
9/20/07	5.59 (c)	1,000,000	1,000,528
Commonwealth Bank of Australia
7/24/07	5.32 (c)	21,430,000	21,431,926
Compagnie Financiere du Credit Mutuel
9/10/07	5.35 (c)	7,000,000	7,000,000
Countrywide Bank, Alexandria Virginia
7/16/07 to 7/23/07	5.33 (c)	7,000,000	6,999,866
Credit Agricole SA
7/23/07	5.33 (c)	16,000,000	16,000,000
9/24/07	5.33 (b)(c)	9,000,000	9,000,000
Cullinan Finance Corp.
8/24/07 to 4/15/08	5.32 to 5.36 (b)(c)	31,000,000	30,999,395
Cullinan Finance Ltd./Corp.
5/27/08 to 6/12/08	5.35 to 5.40 (b)	24,000,000	24,000,000
DnB NOR Bank ASA
7/25/07	5.32 (b)(c)	27,000,000	26,999,957
Harrier Finance Funding LLC
7/11/07	5.30 (b)(c)	1,000,000	999,838
HBOS Treasury Services PLC
7/9/07	5.31 (b)(c)	10,600,000	10,599,434
9/24/07	5.43 (c)	20,000,000	20,000,000
HSBC Finance Corp.
7/6/07 to 7/24/07	5.33 to 5.37 (c)	26,000,000	26,000,000
HSBC USA, Inc.
7/16/07	5.32 (c)	5,000,000	5,000,000
HSH Nordbank AG
7/23/07	5.33 to 5.38 (b)(c)	20,000,000	19,999,992

Due Date	Yield (a)	Principal Amount	Value
ING USA Annuity & Life Insurance Co.
9/24/07	5.45% (c)(g)	$ 3,000,000	$ 3,000,000
Intesa Bank Ireland PLC
7/25/07	5.32 (b)(c)	20,000,000	20,000,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	6,000,000	5,999,885
Kestrel Funding PLC/US LLC
7/2/07	5.34 (b)(c)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
7/5/07 to 7/16/07	5.33 to 5.57 (c)	28,000,000	28,002,772
Metropolitan Life Global Funding I
7/6/07 to 7/30/07	5.35 to 5.43 (b)(c)	8,884,000	8,884,000
Morgan Stanley
7/2/07 to 9/7/07	5.38 to 5.44 (c)	29,073,000	29,076,153
National Rural Utils. Coop. Finance Corp.
7/5/07	5.30 (c)	1,000,000	1,000,000
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	3,000,000	2,999,791
Nordea Bank AB
7/2/07	5.26 (c)	13,000,000	12,999,986
Pacific Life Global Funding
7/5/07	5.39 (b)(c)	3,000,000	3,000,822
RACERS
7/23/07	5.37 (b)(c)	15,000,000	15,000,000
Royal Bank of Scotland PLC
7/23/07	5.33 (b)(c)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
8/28/07	5.45 (c)(g)	2,000,000	2,000,000
Sigma Finance, Inc.
7/13/07 to 9/28/07	5.32 to 5.33 (b)(c)	40,000,000	39,997,450
Skandinaviska Enskilda Banken AB
7/6/07 to 9/24/07	5.27 to 5.34 (c)	40,000,000	39,997,082
Societe Generale
7/2/07	5.27 (c)	20,000,000	19,999,985
7/2/07	5.31 (b)(c)	9,000,000	9,000,333
Southern Co.
9/20/07	5.37 (c)	2,000,000	2,000,000
UniCredito Italiano Bank (Ireland) PLC
7/9/07 to 7/16/07	5.33 to 5.34 (b)(c)	39,500,000	39,499,979
UniCredito Italiano SpA, New York
8/20/07 to 9/13/07	5.33 to 5.36 (c)	34,000,000	33,999,415
Verizon Communications, Inc.
9/17/07	5.36 (c)	14,000,000	14,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Washington Mutual Bank
8/16/07 to 8/20/07	5.34 to 5.40% (c)	$ 11,500,000	$ 11,500,740
8/24/07	5.34 (b)(c)	20,000,000	20,000,000
WestLB AG
7/10/07 to 9/28/07	5.38 to 5.41 (b)(c)	13,000,000	13,000,000
TOTAL MEDIUM-TERM NOTES			818,983,060
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/07	5.40 (c)(g)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/2/07 to 8/1/07	5.45 to 5.48 (c)(g)	15,000,000	15,000,000
Monumental Life Insurance Co.
7/2/07	5.46 to 5.49 (c)(g)	10,000,000	10,000,000
New York Life Insurance Co.
6/30/07	5.43 (c)(g)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
8/1/07	5.53 (c)(g)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			72,000,000
Asset-Backed Securities - 1.7%

Aardvark ABS CDO
7/6/07	5.40 (b)(c)	9,000,000	9,000,000
Le Monde CDO I PLC / LLC
7/5/07	5.35 (b)(c)	10,000,000	9,999,000
Master Funding Trust I
7/25/07 to 7/26/07	5.35 (c)	9,000,000	9,000,000
7/25/07	5.35 (b)(c)	2,000,000	2,000,000
PASA Funding 2007 Ltd.
7/9/07	5.33 (b)(c)	12,000,000	12,000,000
Wind Trust
7/25/07	5.32 (b)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			42,999,000
Municipal Securities - 1.6%

California Gen. Oblig. Participating VRDN
7/6/07	3.75 (c)(e)	2,000,000	2,000,000
Catholic Health Initiatives
8/8/07 to 9/6/07	5.34 to 5.37	10,700,000	10,700,000
Gainesville & Hall County Hosp. Auth. Rev., VRDN
7/6/07	3.74 (c)	3,000,000	3,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2459
7/6/07	3.76 (c)(e)	7,000,000	6,999,999

Due Date	Yield (a)	Principal Amount	Value
New York City Hsg. Dev. Corp. Multi-family Mortgage Rev. Series A, VRDN
7/6/07	3.77% (c)(d)	$ 4,300,000	$ 4,300,000
Texas Gen. Oblig. Series E, VRDN
7/6/07	5.38 (c)	13,560,000	13,560,000
TOTAL MUNICIPAL SECURITIES			40,559,999
Repurchase Agreements - 24.6%
	Maturity Amount
In a joint trading account at 5.4% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	$ 620,279	620,000
With:
Banc of America Securities LLC at:
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $104,040,001, 0%, 7/2/07 - 9/25/07)	102,046,155	102,000,000
5.51%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $22,050,000, 6.52% - 9.32%, 4/25/35 - 10/25/46)	21,009,643	21,000,000
Citigroup Global Markets, Inc. at 5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $116,280,000, 0%, 7/2/07 - 9/21/07)	114,051,538	114,000,000
Deutsche Bank Securities, Inc. at 5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Mortgage Loan Obligations valued at $6,300,000, 7.38%, 9/19/35)	6,081,293	6,000,000
4/30/07 due 7/30/07 (Collateralized by Equity Securities valued at $9,450,008)	9,121,940	9,000,000
5/2/07 due 8/7/07 (Collateralized by Mortgage Loan Obligations valued at $9,450,000, 5.54%, 6/10/46)	9,129,980	9,000,000
5/14/07 due 8/13/07 (Collateralized by Mortgage Loan Obligations valued at $12,600,001, 4.91% - 5.5%, 11/25/35 - 8/13/42)	12,162,587	12,000,000
5/15/07 due 8/14/07 (Collateralized by Mortgage Loan Obligations valued at $12,600,000, 5.5% - 6.8%, 11/25/35 - 7/25/46)	12,162,587	12,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at 5.36%, dated:
6/11/07 due 7/11/07 (Collateralized by Mortgage Loan Obligations valued at $7,350,001, 6.19% - 6.38%, 12/18/10 - 3/25/47)	$ 7,031,267	$ 7,000,000
Goldman Sachs & Co. at:
5.47%, dated 5/25/07 due 8/29/07 (Collateralized by Corporate Obligations valued at $6,120,001, 5.51%, 6/2/42) (c)(f)	6,087,520	6,000,000
5.48%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $24,150,000, 7.38% - 7.63%, 5/15/11 - 6/1/16) (c)(f)	23,346,610	23,000,000
J.P. Morgan Securities, Inc. at 5.48%, dated 6/29/07 due 8/8/07 (Collateralized by Mortgage Loan Obligations valued at $19,047,086, 5.44% - 6.13%, 8/25/34 - 7/12/44) (c)(f)	18,109,600	18,000,000
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $7,350,121, 0.41% - 2.78%, 8/25/16 - 2/15/35)	7,094,134	7,000,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $5,253,425, 8.23%, 12/19/36)	5,067,744	5,000,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $6,120,140, 6.63% - 9.5%, 2/1/13 - 1/15/18) (c)(f)	6,164,103	6,000,000
5.5%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $76,446,755, 0%, 7/12/07 - 2/25/36)	74,033,917	74,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $85,684,576, 5.25% - 7%, 6/25/12 - 9/1/22)	84,037,975	84,000,000
5.49%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $13,696,551, 3.5% - 10.13%, 4/15/08 - 8/1/34) (c)(f)	13,180,408	13,000,000

	Maturity Amount	Value
With: - continued
Morgan Stanley & Co. at:
5.36%, dated 6/29/07 due 8/8/07 (Collateralized by Mortgage Loan Obligations valued at $19,047,086, 5.04% - 6.13%, 8/25/34 - 7/12/44)	$ 18,107,200	$ 18,000,000
5.45%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $76,446,755, 0%, 7/12/07 - 2/25/36)	74,033,608	74,000,000
TOTAL REPURCHASE AGREEMENTS		620,620,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,528,938,217)		2,528,938,217
NET OTHER ASSETS - (0.3)%		(6,912,827)
NET ASSETS - 100%		$ 2,522,025,390
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $544,092,209 or 21.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.38%, 7/5/07	11/7/06	$ 13,000,000
5.39%, 7/5/07	8/29/06	$ 13,000,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 5.40%, 7/1/07	3/31/03	$ 7,000,000
Lehman Brothers Holdings, Inc.: 5.43%, 7/11/07	1/10/07	$ 6,000,000
5.53%, 10/29/07	12/11/06	$ 3,000,000
Lehman Commercial Paper, Inc. 5.53%, 7/2/07	3/29/07	$ 9,000,000
Metropolitan Life Insurance Co.: 5.45%, 7/2/07	3/26/02	$ 10,000,000
5.48%, 8/1/07	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 5.46%, 7/2/07	9/17/98	$ 5,000,000
5.49%, 7/2/07	3/12/99	$ 5,000,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co. 5.45%, 8/28/07	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$620,000 due 7/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 95,951
Bank of America, NA	143,929
Barclays Capital, Inc.	73,302
Bear Stearns & Co., Inc.	14,163
Citigroup Global Markets, Inc.	143,929
Countrywide Securities Corp.	76,762
Greenwich Capital Markets, Inc.	23,988
HSBC Securities (USA), Inc.	47,976
$ 620,000
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $342,158 of which $61,748, $174,987 and $105,423 will expire on December 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $620,620,000) - See accompanying schedule: Unaffiliated issuers (cost $2,528,938,217)		$ 2,528,938,217
Cash		22,680
Receivable for fund shares sold		4,048,840
Interest receivable		12,008,212
Prepaid expenses		4,937
Total assets		2,545,022,886

Liabilities
Payable for investments purchased	$ 19,000,000
Payable for fund shares redeemed	2,821,115
Distributions payable	347,156
Accrued management fee	475,441
Distribution fees payable	21,498
Other affiliated payables	195,603
Other payables and accrued expenses	136,683
Total liabilities		22,997,496

Net Assets		$ 2,522,025,390
Net Assets consist of:
Paid in capital		$ 2,522,302,065
Undistributed net investment income		55,840
Accumulated undistributed net realized gain (loss) on investments		(332,515)
Net Assets		$ 2,522,025,390

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,444,751,143 ÷ 1,445,058,206 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($42,133,246 ÷ 42,136,629 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($88,184,270 ÷ 88,186,826 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($946,956,731 ÷ 946,895,118 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest (including $94,782 from affiliated interfund lending)		$ 61,701,348

Expenses
Management fee	$ 2,692,818
Transfer agent fees	973,939
Distribution fees	129,408
Accounting fees and expenses	109,143
Custodian fees and expenses	21,457
Independent trustees' compensation	3,570
Audit	26,249
Legal	2,392
Miscellaneous	151,926
Total expenses before reductions	4,110,902
Expense reductions	(3,752)	4,107,150
Net investment income		57,594,198
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9,643
Net increase in net assets resulting from operations		$ 57,603,841

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,594,198	$ 94,771,310
Net realized gain (loss)	9,643	46,850
Net increase in net assets resulting from operations	57,603,841	94,818,160
Distributions to shareholders from net investment income	(57,585,371)	(94,777,417)
Share transactions - net increase (decrease)	165,403,681	810,408,342
Total increase (decrease) in net assets	165,422,151	810,449,085

Net Assets
Beginning of period	2,356,603,239	1,546,154,154
End of period (including undistributed net investment income of $55,840 and undistributed net investment income of $47,013, respectively)	$ 2,522,025,390	$ 2,356,603,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.048	.030	.012	.010	.017
Distributions from net investment income	(.025)	(.048)	(.030)	(.012)	(.010)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.56%	4.87%	3.03%	1.21%	1.00%	1.69%
Ratios to Average Net Assets E
Expenses before reductions	.33% A	.33%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.33% A	.33%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.33% A	.33%	.29%	.29%	.29%	.29%
Net investment income	5.07% A	4.84%	3.00%	1.18%	1.00%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,444,751	$ 1,634,441	$ 1,347,642	$ 1,392,449	$ 1,817,440	$ 2,705,069

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.047	.029	.011	.009	.016
Distributions from net investment income	(.025)	(.047)	(.029)	(.011)	(.009)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.50%	4.76%	2.92%	1.10%	.90%	1.61%
Ratios to Average Net Assets E
Expenses before reductions	.44% A	.43%	.40%	.40%	.38%	.39%
Expenses net of fee waivers, if any	.44% A	.43%	.40%	.40%	.38%	.39%
Expenses net of all reductions	.44% A	.43%	.40%	.40%	.38%	.39%
Net investment income	4.96% A	4.73%	2.88%	1.08%	.91%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,133	$ 56,502	$ 20,987	$ 13,905	$ 19,606	$ 8,017

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.045	.027	.009	.007	.014
Distributions from net investment income	(.024)	(.045)	(.027)	(.009)	(.007)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.43%	4.61%	2.77%	.95%	.75%	1.45%
Ratios to Average Net Assets E
Expenses before reductions	.58% A	.58%	.54%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.58% A	.58%	.54%	.55%	.54%	.54%
Expenses net of all reductions	.58% A	.58%	.54%	.55%	.54%	.54%
Net investment income	4.82% A	4.59%	2.90%	.93%	.75%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,184	$ 85,647	$ 51,301	$ 20,899	$ 3,068	$ 47,604

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.047	.016
Distributions from net investment income	(.025)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.53%	4.81%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.39% A	.39%	.36% A
Expenses net of fee waivers, if any	.39% A	.39%	.36% A
Expenses net of all reductions	.39% A	.39%	.36% A
Net investment income	5.02% A	4.78%	3.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,957	$ 580,013	$ 126,224

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of VIP Variable Insurance Products Fund. VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III. VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio (the Funds) are funds of Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund II). VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio and VIP Money Market Portfolio reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Variable Insurance Products Fund, Variable Insurance Products Fund III, and Variable Insurance Products Fund V (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. VIP High Income Portfolio also offers Initial Class R, Service Class R and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments

A holdings listing for each Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by VIP Money Market are valued at amortized cost, which approximates value.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the current business day for VIP Money Market and executed through the end of the prior business day for all other VIP Funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statements of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

For VIP Money Market, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other VIP Funds. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Asset Manager	$ 1,742,645,554	$ 172,436,813	$ (7,984,191)	$ 164,452,622
VIP Asset Manager: Growth	205,267,430	25,777,971	(1,317,092)	24,460,879
VIP Balanced	482,556,310	69,977,956	(7,803,023)	62,174,933
VIP High Income	1,235,520,914	25,077,369	(19,913,489)	5,163,880
VIP Money Market	2,528,938,217	-	-	-

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the applicable fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain Funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. A Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Mortgage Dollar Rolls. To earn additional income, certain Funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager	929,364,004	1,303,352,197
VIP Asset Manager: Growth	131,078,325	164,731,788
VIP Balanced	177,644,734	102,049,594
VIP High Income	513,276,530	585,625,197

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

For all funds except VIP Money Market, the management fee is the sum of an individual fund fee rate applied to the average net assets of each Fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the Fund's average net assets for VIP High Income, .30% for VIP Asset Manager: Growth, .25% for VIP Asset Manager, and .15% for VIP Balanced. The group fee rates averaged .26% for the equity funds and .12% for the fixed-income funds during the period.

For VIP Money Market the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases. During the period the income-based portion of the management fee was $1,335,426 or an annualized rate of .12% of the Fund's average net assets.

For the period each Fund's total annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

VIP Asset Manager	.51%
VIP Asset Manager: Growth	.56%
VIP Balanced	.41%
VIP High Income	.57%
VIP Money Market	.24%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R's average net assets and .25% of Service Class 2 and Service Class 2 R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
VIP Asset Manager	$ 9,734	$ 69,601	$ -	$ -
VIP Asset Manager: Growth	2,484	7,549	-	-
VIP Balanced	6,813	87,269	-	-
VIP High Income	131,094	141,331	2,361	390
VIP Money Market	23,671	105,737	-	-

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of the Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. The Investor Class of VIP Asset Manager, VIP Asset Manager: Growth and VIP Balanced pays a transfer agent fee equal to an annual rate of .18% of average net assets. The Investor Class of VIP High Income and VIP Money Market pays a transfer agent fee equal to an annual rate of .14%, and .12%, of average net assets, respectively. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

VIP Asset Manager
Initial Class	$ 661,904
Service Class	7,466
Service Class 2	21,800
Investor Class	28,259
$ 719,429
VIP Asset Manager: Growth
Initial Class	$ 72,713
Service Class	1,737
Service Class 2	3,092
Investor Class	8,767
$ 86,309

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

VIP Balanced
Initial Class	$ 97,191
Service Class	5,380
Service Class 2	25,010
Investor Class	105,778
$ 233,359
VIP High Income
Initial Class	$ 309,839
Service Class	87,980
Service Class 2	40,446
Initial Class R	755
Service Class R	1,557
Service Class 2R	102
Investor Class	65,923
$ 506,602
VIP Money Market
Initial Class	$ 487,696
Service Class	18,265
Service Class 2	28,592
Investor Class	439,386
$ 973,939

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager	$ 5,143
VIP Asset Manager: Growth	1,117
VIP Balanced	955

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP High Income	Borrower	$ 8,448,667	5.42%	$ 11,439
VIP Money Market	Lender	17,090,054	5.40%	-

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

VIP Asset Manager	$ 2,689
VIP Asset Manager: Growth	284
VIP Balanced	539
VIP High Income	1,697

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in either cash equivalents or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

VIP Asset Manager	$ 27,904
VIP Asset Manager: Growth	7,649
VIP Balanced	15,231

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction
VIP Asset Manager	$ 49,564	$ 1,657
VIP Asset Manager: Growth	6,577	482
VIP Balanced	2,843	1,366
VIP High Income	-	7,545
VIP Money Market	-	3,752

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager	27%	1	20%
VIP Asset Manager: Growth	73%	-	-
VIP Balanced	71%	-	-
VIP High Income	27%	2	45%
VIP Money Market	74%	-	-

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Asset Manager
From net investment income
Initial Class	$ 63,693,572	$ 63,434,414
Service Class	724,316	706,426
Service Class 2	1,592,037	1,331,968
Investor Class	835,500	301,562
Total	$ 66,845,425	$ 65,774,370
From net realized gain
Initial Class	$ 58,256,317	$ -
Service Class	687,641	-
Service Class 2	1,584,992	-
Investor Class	781,653	-
Total	$ 61,310,603	$ -
VIP Asset Manager: Growth
From net investment income
Initial Class	$ 4,782,900	$ 5,133,316
Service Class	110,233	109,477
Service Class 2	109,490	111,371
Investor Class	171,784	41,341
Total	$ 5,174,407	$ 5,395,505
VIP Balanced
From net investment income
Initial Class	$ 5,216,203	$ 5,648,168
Service Class	236,034	346,499
Service Class 2	1,023,200	759,239
Investor Class	1,777,033	446,991
Total	$ 8,252,470	$ 7,200,897
From net realized gain
Initial Class	$ 11,000,156	$ 9,229,031
Service Class	538,019	599,479
Service Class 2	2,375,971	1,395,661
Investor Class	3,812,318	714,043
Total	$ 17,726,464	$ 11,938,214

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP High Income
From net investment income
Initial Class	$ -	$ 68,637,194
Service Class	-	20,731,877
Service Class 2	-	8,160,312
Initial Class R	-	6,935
Service Class R	-	6,854
Service Class 2R	-	6,779
Investor Class	-	5,703,608
Total	$ -	$ 103,253,559
VIP Money Market
From net investment income
Initial Class	$ 36,372,035	$ 73,972,014
Service Class	1,171,196	1,192,586
Service Class 2	2,026,214	3,206,476
Investor Class	18,015,926	16,406,341
Total	$ 57,585,371	$ 94,777,417

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Asset Manager
Initial Class
Shares sold	842,533	2,117,965	$ 13,049,429	$ 31,923,801
Reinvestment of distributions	8,102,983	4,291,909	121,949,889	63,434,414
Shares redeemed	(26,685,241)	(34,074,425)	(414,582,823)	(513,616,796)
Net increase (decrease)	(17,739,725)	(27,664,551)	$ (279,583,505)	$ (418,258,581)
Service Class
Shares sold	105,125	138,220	$ 1,638,985	$ 2,085,823
Reinvestment of distributions	94,382	48,056	1,411,957	706,426
Shares redeemed	(708,700)	(614,188)	(10,683,955)	(9,243,261)
Net increase (decrease)	(509,193)	(427,912)	$ (7,633,013)	$ (6,451,012)
Service Class 2
Shares sold	205,096	2,616,207	$ 3,117,456	$ 38,570,263
Reinvestment of distributions	214,230	91,356	3,177,029	1,331,968
Shares redeemed	(439,205)	(2,595,506)	(6,711,226)	(37,521,668)
Net increase (decrease)	(19,879)	112,057	$ (416,741)	$ 2,380,563
Investor Class
Shares sold	542,909	1,227,221	$ 8,423,513	$ 18,486,890
Reinvestment of distributions	107,738	20,431	1,617,154	301,562
Shares redeemed	(107,815)	(139,388)	(1,684,233)	(2,111,200)
Net increase (decrease)	542,832	1,108,264	$ 8,356,434	$ 16,677,252

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Asset Manager: Growth
Initial Class
Shares sold	101,756	471,898	$ 1,417,116	$ 6,042,415
Reinvestment of distributions	352,202	399,480	4,782,899	5,133,316
Shares redeemed	(1,732,523)	(5,386,526)	(24,160,152)	(70,711,679)
Net increase (decrease)	(1,278,565)	(4,515,148)	$ (17,960,137)	$ (59,535,948)
Service Class
Shares sold	13,514	20,643	$ 183,723	$ 268,081
Reinvestment of distributions	8,171	8,573	110,233	109,477
Shares redeemed	(52,731)	(95,735)	(733,674)	(1,232,677)
Net increase (decrease)	(31,046)	(66,519)	$ (439,718)	$ (855,119)
Service Class 2
Shares sold	73,472	122,361	$ 990,505	$ 1,590,518
Reinvestment of distributions	8,147	8,762	109,490	111,371
Shares redeemed	(91,540)	(125,933)	(1,240,665)	(1,612,989)
Net increase (decrease)	(9,921)	5,190	$ (140,670)	$ 88,900
Investor Class
Shares sold	356,578	550,642	$ 4,983,942	$ 7,124,044
Reinvestment of distributions	12,678	3,225	171,784	41,341
Shares redeemed	(158,037)	(148,989)	(2,258,396)	(1,944,955)
Net increase (decrease)	211,219	404,878	$ 2,897,330	$ 5,220,430
VIP Balanced
Initial Class
Shares sold	553,934	1,241,550	$ 8,662,713	$ 18,332,029
Reinvestment of distributions	1,074,643	1,039,636	16,216,359	14,877,199
Shares redeemed	(1,390,553)	(2,970,279)	(21,632,037)	(43,945,090)
Net increase (decrease)	238,024	(689,093)	$ 3,247,035	$ (10,735,862)
Service Class
Shares sold	2,745	12,787	$ 42,431	$ 183,548
Reinvestment of distributions	51,535	66,384	774,053	945,978
Shares redeemed	(131,493)	(399,681)	(2,038,534)	(5,859,260)
Net increase (decrease)	(77,213)	(320,510)	$ (1,222,050)	$ (4,729,734)
Service Class 2
Shares sold	1,946,833	3,031,190	$ 30,088,310	$ 44,688,943
Reinvestment of distributions	227,674	151,860	3,399,171	2,154,900
Shares redeemed	(329,843)	(2,335,926)	(5,086,685)	(34,243,751)
Net increase (decrease)	1,844,664	847,124	$ 28,400,796	$ 12,600,092
Investor Class
Shares sold	3,722,381	4,881,408	$ 58,023,926	$ 72,088,001
Reinvestment of distributions	371,385	81,248	5,589,351	1,161,034
Shares redeemed	(94,371)	(310,216)	(1,469,411)	(4,551,767)
Net increase (decrease)	3,999,395	4,652,440	$ 62,143,866	$ 68,697,268

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP High Income
Initial Class
Shares sold	7,103,210	20,391,924	$ 46,302,933	$ 130,862,386
Reinvestment of distributions	-	10,827,982	-	68,637,194
Shares redeemed	(25,433,669)	(60,996,323)	(166,024,433)	(389,548,495)
Net increase (decrease)	(18,330,459)	(29,776,417)	$ (119,721,500)	$ (190,048,915)
Service Class
Shares sold	5,542,174	15,758,056	$ 35,927,682	$ 100,943,180
Reinvestment of distributions	-	3,286,143	-	20,731,877
Shares redeemed	(15,782,498)	(27,123,963)	(102,732,898)	(172,895,592)
Net increase (decrease)	(10,240,324)	(8,079,764)	$ (66,805,216)	$ (51,220,535)
Service Class 2
Shares sold	3,619,734	8,956,747	$ 23,229,499	$ 56,663,410
Reinvestment of distributions	-	1,307,892	-	8,160,311
Shares redeemed	(5,593,027)	(6,845,198)	(36,082,371)	(43,209,500)
Net increase (decrease)	(1,973,293)	3,419,441	$ (12,852,872)	$ 21,614,221
Initial Class R
Shares sold	1,727,851	-	$ 11,381,091	$ -
Reinvestment of distributions	-	1,095	-	6,935
Shares redeemed	(42,500)	-	(278,654)	-
Net increase (decrease)	1,685,351	1,095	$ 11,102,437	$ 6,935
Service Class R
Shares sold	3,265,269	-	$ 21,459,336	$ -
Reinvestment of distributions	-	1,087	-	6,854
Shares redeemed	(141,584)	-	(928,503)	-
Net increase (decrease)	3,123,685	1,087	$ 20,530,833	$ 6,854
Service Class 2R
Shares sold	168,743	-	$ 1,096,750	$ -
Reinvestment of distributions	-	1,087	-	6,779
Shares redeemed	(15,164)	-	(98,480)	-
Net increase (decrease)	153,579	1,087	$ 998,270	$ 6,779
Investor Class
Shares sold	5,337,932	10,403,901	$ 34,744,491	$ 66,865,919
Reinvestment of distributions	-	901,089	-	5,703,608
Shares redeemed	(3,703,352)	(1,794,789)	(24,226,479)	(11,485,726)
Net increase (decrease)	1,634,580	9,510,201	$ 10,518,012	$ 61,083,801

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares at $1.00 per share were as follows:

VIP Money Market
Initial Class
Shares sold	278,663,181	805,545,671
Reinvestment of distributions	36,428,949	73,673,472
Shares redeemed	(504,785,530)	(592,412,576)
Net increase (decrease)	(189,693,400)	286,806,567
Service Class
Shares sold	32,599,506	99,908,819
Reinvestment of distributions	1,180,992	1,179,497
Shares redeemed	(48,147,448)	(65,574,755)
Net increase (decrease)	(14,366,950)	35,513,561
Service Class 2
Shares sold	41,139,424	87,110,784
Reinvestment of distributions	2,037,328	3,189,428
Shares redeemed	(40,638,364)	(55,956,973)
Net increase (decrease)	2,538,388	34,343,239
Investor Class
Shares sold	394,817,760	560,339,731
Reinvestment of distributions	18,046,172	16,261,969
Shares redeemed	(45,938,289)	(122,856,725)
Net increase (decrease)	366,925,643	453,744,975

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio / VIP Asset Manager: Growth Portfolio / VIP Money Market Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contracts and subadvisory agreements (together, the Advisory Contracts) for the funds in connection with reorganizing the funds from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under each fund's Advisory Contracts are identical to those in each fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the funds during the past year and that it will again consider renewal of the Advisory Contracts in June 2007 (for VIP Money Market) and July 2007 (for VIP Asset Manager and VIP Asset Manager: Growth).

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the funds from one Trust to another.

VIP High Income Portfolio/VIP Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Resources Dedicated to Investment Management and Support Services (VIP High Income Portfolio). The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Resources Dedicated to Investment Management and Support Services (VIP Money Market Portfolio). The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services (VIP High Income Portfolio). The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Shareholder and Administrative Services (VIP Money Market Portfolio). The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP High Income Portfolio

2006 Total Return % vs. Lipper VIP High Current Yield Funds and ML US HY Mstr II Const:

12.0
10.0
8.0
6.0
4.0
2.0
0.0
11.2
11.0
10.8
10.7
9.2
1 Year
30
25
20
15
10
5
0
26.2
25.2
24.2
25.7
21.6
3 Year
70
60
50
40
30
20
10
0
64.8
62.7
58.6
59.6
46.6
5 Year
75th %tile
Initial Class
Benchmark
Service Class 2
25th %tile

% Beaten	1 Year	3 Year	5 Year
Initial Class	89%	69%	89%
Initial Class R	91%	-	-
Service Class	85%	65%	86%
Service Class R	83%	-	-
Service Class 2	83%	56%	85%
Service Class 2 R	83%	-	-
Investor Class	89%	-	-

R classes commenced operations 4/14/2004 Investor Class commenced operations 7/21/2005

Note: 3 & 5 year returns reflect a blend of different indices.

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

VIP Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit the fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. The Board also recognized that the income-based component of VIP Money Market Portfolio's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP High Income Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP: High Income
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
65
68
65
65
66
67
65
65
65
65
58
58
58
57
57
2002
2003
2004
2005
2006

	2002	2003	2004	2005	2006
TMG %	23%	23%	23%	21%	26%
Funds/Classes	67	67	65	63	66
ASPG Quartile	1st	1st	1st	1st	2nd

VIP Money Market Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP: Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
45 46
44 45
43 45
45 45
45 45
20
20
20
20
23

	2002	2003	2004	2005	2006
TMG %	1%	1%	1%	3%	3%
Funds/Classes	99	89	86	81	76
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Initial Class R, Investor Class, Service Class, and Service Class R of VIP High Income Portfolio ranked below its competitive median for 2006, and the total expenses of each of Service Class 2 and Service Class 2 R of VIP High Income Portfolio ranked above its competitive median for 2006.

The Board noted that the total expenses of each of Initial Class, Service Class and Investor Class of VIP Money Market Portfolio ranked below its competitive median for 2006, and the total expenses of Service Class 2 of VIP Money Market Portfolio ranked above its competitive median for 2006.

Semiannual Report

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Asset Manager, and High Income Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced, Money Market,
and Asset Manager Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, and Asset Manager
Portfolios
Fidelity Research & Analysis Company
Asset Manager: Growth, Balanced, Asset Manager,
Money Market, and High Income Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Asset Manager,
and High Income Portfolios

Fidelity International Investment Advisors
Asset Manager: Growth, Balanced, Money Market,
Asset Manager, and High Income Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Asset Manager: Growth, Balanced, Money Market,
Asset Manager, and High Income Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Money Market and High Income Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced, and Asset Manager Portfolios

VIPGRP2-SANN-0807
1.803535.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2007